As filed with the SEC on September 28, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 – July 31, 2009

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of July 31, 2009 are attached.

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 7.7%
Amcor, Ltd.	328,200	$1,359
Australia & New Zealand Banking Group, Ltd.	263,700	4,087
BHP Billiton, Ltd.	23,700	750
Commonwealth Bank of Australia	79,200	2,835
Lend Lease Corp., Ltd.	202,400	1,312
Macquarie Group, Ltd.	68,300	2,515
National Australia Bank, Ltd.	144,221	2,935
Qantas Airways, Ltd.	991,701	1,924
Tabcorp Holdings, Ltd.	283,800	1,718
Telstra Corp., Ltd.	712,100	2,102
Belgium - 0.8%
Delhaize Group	29,800	2,131
Canada - 6.3%
BCE, Inc.	43,700	1,003
Biovail Corp.	48,600	647
Bombardier, Inc. -Class B	483,000	1,713
Brookfield Properties Corp.	122,000	1,138
Fairfax Financial Holdings, Ltd.	5,000	1,523
Industrial Alliance Insurance and Financial Services, Inc.	35,100	964
Magna International, Inc. -Class A	28,100	1,422
National Bank of Canada	20,700	1,117
Nexen, Inc.	92,460	1,917
Petro-Canada	79,600	3,286
Sun Life Financial, Inc.	26,340	900
TELUS Corp. -Class A	47,700	1,318
Toronto-Dominion Bank	13,500	791
Finland - 1.1%
Nokia OYJ	228,900	3,047
France - 12.6%
BNP Paribas	59,320	4,325
Casino Guichard Perrachon SA	11,400	786
Credit Agricole SA	265,531	3,790
EDF SA	51,700	2,562
France Telecom SA	136,100	3,397
Lagardere SCA	63,300	2,364
Renault SA ‡	70,800	3,019
Sanofi-Aventis SA	72,200	4,730
Societe Generale	68,600	4,404
Total SA	75,400	4,182
Vallourec SA	13,045	1,716
Germany - 14.7%
Allianz SE	36,600	3,609
BASF SE	84,600	4,240
Bayer AG	66,300	4,069
Celesio AG	25,900	690
Deutsche Bank AG	69,100	4,470
Deutsche Lufthansa AG	96,400	1,303
Deutsche Post AG	135,080	2,138
Deutsche Telekom AG	282,500	3,620
E.ON AG	120,100	4,546
Metro AG	46,000	2,664
Muenchener Rueckversicherungs AG	23,600	3,568
RWE AG	40,540	3,424
Siemens AG	24,000	1,916
Suedzucker AG	54,100	1,137
Italy - 4.5%
Banca Popolare Di Milano	180,400	1,092
ENI SpA	175,700	4,089
Intesa Sanpaolo SpA ‡	552,500	2,058
Telecom Italia SpA - RSP	1,617,800	1,823
Telecom Italia SpA	1,817,100	2,843
UniCredit SpA ‡	240,400	704
Japan - 15.6%
AEON Co., Ltd.	67,300	654
Canon, Inc.	68,000	2,537
Fujitsu, Ltd.	504,000	3,313
Furukawa Electric Co., Ltd.	281,000	1,357
Hitachi High-Technologies Corp.	62,700	1,229
KDDI Corp.	380	2,016
Kyocera Corp.	13,700	1,103
Mitsubishi Chemical Holdings Corp.	331,000	1,487
Mitsubishi Corp.	58,800	1,174
Mitsubishi UFJ Financial Group, Inc.	393,200	2,352
Mitsui & Co., Ltd.	196,000	2,459
Mitsui Fudosan Co., Ltd.	67,000	1,232
Namco Bandai Holdings, Inc.	126,000	1,417
Nippon Mining Holdings, Inc.	252,500	1,201
Nippon Telegraph & Telephone Corp.	81,000	3,347
Nissan Motor Co., Ltd.	492,800	3,588
Sharp Corp.	181,000	2,014
Sony Corp.	56,600	1,600
Sumitomo Mitsui Financial Group, Inc.	76,900	3,291
Sumitomo Realty & Development Co., Ltd.	46,000	948
Tokyo Electric Power Co., Inc.	61,200	1,568
Toshiba Corp.	766,000	3,400
Tosoh Corp.	303,000	887
Luxembourg - 1.1%
ArcelorMittal	85,047	3,061
Netherlands - 4.0%
ING Groep NV	294,000	3,770
Koninklijke Ahold NV	279,060	3,174
Koninklijke Philips Electronics NV	64,810	1,478
Randstad Holding NV ‡	82,400	2,854
New Zealand - 0.8%
Fletcher Building, Ltd.	234,100	1,120
Telecom Corp. of New Zealand, Ltd.	544,898	1,016
Norway - 1.2%
Statoilhydro ASA	158,050	3,378
Spain - 1.8%
Telefonica SA	199,700	4,968
Sweden - 3.7%
Electrolux AB ‡	100,400	1,878
Nordea Bank AB	244,280	2,371
Svenska Cellulosa AB -Class B	182,400	2,344
Telefonaktiebolaget LM Ericsson -Class B	210,000	2,060
Volvo AB -Class B	228,450	1,670
Switzerland - 2.1%
Adecco SA	14,700	708
Novartis AG	115,110	5,272
United Kingdom - 19.8%
Associated British Foods PLC	227,600	3,026
AstraZeneca PLC	92,900	4,350
Aviva PLC	374,801	2,196
Barclays Bank PLC	628,100	3,172
BP PLC	812,800	6,751
BT Group PLC -Class A	171,640	363
Centrica PLC	807,400	2,971
Drax Group PLC	141,300	945
GlaxoSmithKline PLC	314,600	6,039
Lloyds TSB Group PLC	1,988,339	2,823
Rolls-Royce Group PLC -Class C ‡	217,800	1,507
Royal & Sun Alliance Insurance Group PLC	671,216	1,419
Royal Dutch Shell PLC -Class A	276,130	7,258
Thomas Cook Group PLC	322,400	1,169
TUI Travel PLC	406,500	1,541
Vodafone Group PLC	3,622,812	7,425
Wolseley PLC ‡	129,700	2,901
Total Common Stocks (cost $346,343)		274,884

The notes are an integral part of this report.

Transamerica Funds	July 31, 2009 Form NQ

1

	Shares	Value
RIGHTS - 0.0%
Belgium - 0.0%
Fortis Ə	175,832	$ ♦
Total Rights (cost $0)

	Principal
REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $3,410 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $3,481.	$3,410	3,410
Total Repurchase Agreement (cost $3,410)

Total Investment Securities (cost $349,753) #		278,294
Other Assets and Liabilities - Net		2,708

Net Assets		$281,002

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	15.2%	$42,147
Oil, Gas & Consumable Fuels	11.6	32,062
Diversified Telecommunication Services	9.2	25,800
Pharmaceuticals	8.9	25,107
Insurance	5.1	14,179
Electric Utilities	3.4	9,621
Wireless Telecommunication Services	3.4	9,441
Food & Staples Retailing	3.4	9,409
Capital Markets	2.5	6,985
Computers & Peripherals	2.5	6,713
Chemicals	2.4	6,614
Automobiles	2.4	6,607
Trading Companies & Distributors	2.3	6,534
Multi-Utilities	2.3	6,395
Household Durables	2.0	5,492
Communications Equipment	1.8	5,107
Real Estate Management & Development	1.7	4,630
Hotels, Restaurants & Leisure	1.6	4,428
Food Products	1.5	4,163
Metals & Mining	1.5	3,811
Diversified Financial Services	1.4	3,770
Professional Services	1.3	3,562
Industrial Conglomerates	1.2	3,394
Machinery	1.2	3,386
Airlines	1.2	3,227
Aerospace & Defense	1.1	3,220
Office Electronics	0.9	2,537
Media	0.8	2,364
Paper & Forest Products	0.8	2,344
Electronic Equipment & Instruments	0.8	2,332
Air Freight & Logistics	0.8	2,138
Auto Components	0.5	1,422
Leisure Equipment & Products	0.5	1,417
Containers & Packaging	0.5	1,359
Electrical Equipment	0.5	1,357
Construction Materials	0.4	1,120
Health Care Providers & Services	0.2	690
Investment Securities, at Value	98.8	274,884
Short-Term Investments	1.2	3,410
Total Investments	100.0%	$278,294

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
#

Aggregate cost for federal income tax purposes is $349,753. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,796 and $90,255, respectively. Net unrealized depreciation for tax purposes is $71,459.

DEFINITION:

RSP         Risparmio shares (savings shares on the Italian stock exchange).

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$21,731	$—	$—	$21,731
Equities - Consumer Staples	13,571	—	—	13,571
Equities - Energy	32,062	—	—	32,062
Equities - Financials	71,712	—	♦	71,712
Equities - Health Care	25,796	—	—	25,796
Equities - Industrials	26,818	—	—	26,818
Equities - Information Technology	16,689	—	—	16,689
Equities - Materials	15,247	—	—	15,247
Equities - Telecommunication Services	35,242	—	—	35,242
Equities - Utilities	16,016	—	—	16,016
Cash & Cash Equivalent - Repurchase Agreement	—	3,410	—	3,410
Total	$274,884	$3,410	$ ♦	$278,294

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008		Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Financials	$	♦	$—	$—	$—	$—	$—	$	♦

The notes are an integral part of this report.

3

Transamerica American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.1%
Northrop Grumman Corp.	97,900	$4,364
Beverages - 1.6%
Coca-Cola Co.	110,300	5,497
Pepsi Bottling Group, Inc.	28,300	961
Biotechnology - 0.6%
Amgen, Inc. ‡	38,000	2,368
Capital Markets - 3.9%
Ameriprise Financial, Inc.	119,800	3,330
Bank of New York Mellon Corp.	136,300	3,726
Goldman Sachs Group, Inc.	32,000	5,226
Morgan Stanley	103,000	2,936
Chemicals - 2.3%
E.I. duPont de Nemours & Co.	148,800	4,602
PPG Industries, Inc.	75,900	4,175
Commercial Banks - 3.9%
PNC Financial Services Group, Inc.	56,800	2,082
U.S. Bancorp	185,800	3,792
Wells Fargo & Co.	385,700	9,435
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	46,600	1,246
Pitney Bowes, Inc.	64,900	1,340
RR Donnelley & Sons Co.	106,200	1,476
Waste Management, Inc.	76,100	2,139
Communications Equipment - 0.8%
Cisco Systems, Inc. ‡	137,200	3,020
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	102,400	4,435
International Business Machines Corp.	36,500	4,304
Diversified Consumer Services - 0.5%
H&R Block, Inc.	107,100	1,787
Diversified Financial Services - 6.4%
Bank of America Corp.	734,200	10,859
JPMorgan Chase & Co.	373,900	14,451
Diversified Telecommunication Services - 6.4%
AT&T, Inc. £	571,100	14,981
CenturyTel, Inc.	37,700	1,183
Verizon Communications, Inc.	279,900	8,976
Electric Utilities - 2.9%
Exelon Corp.	116,100	5,904
PPL Corp.	155,300	5,248
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc.	12,000	1,078
National Oilwell Varco, Inc. ‡	83,500	3,001
Food & Staples Retailing - 3.3%
Kroger Co.	129,600	2,771
SYSCO Corp.	90,700	2,155
Walgreen Co.	131,300	4,076
Wal-Mart Stores, Inc.	71,900	3,586
Food Products - 0.9%
Unilever NV	136,500	3,713
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	42,000	1,488
Health Care Providers & Services - 1.2%
Aetna, Inc.	58,700	1,583
Quest Diagnostics, Inc.	22,100	1,207
WellPoint, Inc. ‡	38,600	2,032
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	22,900	742
Starbucks Corp. ‡	88,600	1,568
Household Durables - 0.8%
Newell Rubbermaid, Inc.	235,100	3,026
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. ‡	45,400	1,235
Industrial Conglomerates - 3.7%
General Electric Co.	941,500	12,617
Tyco International, Ltd.	61,900	1,871
Insurance - 4.0%
Allstate Corp.	169,100	4,550
Chubb Corp.	46,200	2,134
Loews Corp.	62,200	1,867
Torchmark Corp.	63,000	2,461
Travelers Cos., Inc.	97,500	4,199
XL Capital, Ltd. -Class A	44,400	625
IT Services - 0.4%
Fiserv, Inc. ‡	33,500	1,588
Machinery - 2.7%
Dover Corp.	92,300	3,139
Ingersoll-Rand Co. Ltd.	157,400	4,546
Parker Hannifin Corp.	69,500	3,077
Media - 3.8%
CBS Corp. -Class B	300,400	2,460
Comcast Corp. -Class A	232,500	3,455
Time Warner Cable, Inc. -Class A	46,947	1,552
Time Warner, Inc.	173,100	4,615
Viacom, Inc. -Class B ‡	139,900	3,240
Metals & Mining - 0.5%
Nucor Corp.	42,700	1,899
Multiline Retail - 0.9%
Best Buy Co., Inc.	26,800	1,002
Kohl’s Corp. ‡	47,600	2,311
Multi-Utilities - 0.6%
PG&E Corp.	58,600	2,366
Office Electronics - 0.5%
Xerox Corp.	256,700	2,102
Oil, Gas & Consumable Fuels - 16.3%
Apache Corp.	49,500	4,156
Chevron Corp.	194,500	13,512
ConocoPhillips	242,100	10,582
Devon Energy Corp.	45,100	2,620
Exxon Mobil Corp.	269,600	18,977
Occidental Petroleum Corp.	45,900	3,275
Royal Dutch Shell PLC -Class A ADR	186,700	9,828
Valero Energy Corp.	33,400	601
Paper & Forest Products - 0.5%
International Paper Co.	110,200	2,073

The notes are an integral part of this report.

1

	Shares	Value
Pharmaceuticals - 10.8%
Abbott Laboratories	71,200	$3,203
Eli Lilly & Co.	99,300	3,465
Johnson & Johnson	131,100	7,983
Merck & Co., Inc.	222,500	6,677
Pfizer, Inc.	863,700	13,758
Wyeth	155,600	7,243
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	55,500	504
Simon Property Group, Inc.	31,476	1,754
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	72,200	996
Intel Corp.	105,600	2,033
Software - 1.8%
Microsoft Corp.	177,600	4,177
Oracle Corp.	137,500	3,043
Specialty Retail - 2.0%
Gap, Inc.	115,700	1,888
Home Depot, Inc.	138,200	3,585
Staples, Inc.	110,700	2,327
Textiles, Apparel & Luxury Goods - 0.5%
V.F. Corp.	31,300	2,025
Tobacco - 1.3%
Altria Group, Inc.	132,700	2,326
Lorillard, Inc.	38,600	2,846
Total Common Stocks (cost $443,617)		370,237

	Principal
REPURCHASE AGREEMENT - 5.4%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $20,947 on 08/03/2009. Collateralized by various U.S. Government Agency Obligations, 4.38% - 5.68%, due 07/17/2015 - 09/14/2017, and with a value of $21,367.	$20,947	20,947
Total Repurchase Agreement (cost $20,947)

Total Investment Securities (cost $464,564) #		391,184
Other Assets and Liabilities - Net		284

Net Assets		$391,468

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 E-Mini Index	391	09/18/2009	$934

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $464,564. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,375 and $91,755, respectively. Net unrealized depreciation for tax purposes is $73,380.

£	A portion of this security is held at the broker in the amount of $5,246 to cover margin requirements for open futures contracts.
Г	Contract amounts are not in thousands.

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$34,581	$—	$—	$34,581
Equities - Consumer Staples	28,933	—	—	28,933
Equities - Energy	67,630	—	—	67,630
Equities - Financials	73,931	—	—	73,931
Equities - Health Care	51,007	—	—	51,007
Equities - Industrials	35,815	—	—	35,815
Equities - Information Technology	25,698	—	—	25,698
Equities - Materials	12,749	—	—	12,749
Equities - Telecommunication Services	25,140	—	—	25,140
Equities - Utilities	14,753	—	—	14,753
Cash & Cash Equivalent - Repurchase Agreement	—	20,947	—	20,947
Total	$370,237	$20,947	$—	$391,184

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$934	$—	$934

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica Asset Allocation — Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9% €
Bonds - 44.1%
Transamerica Convertible Securities	21,860	$173
Transamerica Flexible Income	1,897,004	15,195
Transamerica High Yield Bond	7,152,696	56,721
Transamerica JPMorgan Core Bond ‡	2,001,001	19,990
Transamerica JPMorgan International Bond	5,908,439	65,702
Transamerica PIMCO Total Return	11,093,607	115,263
Transamerica Short-Term Bond	7,807,018	77,368
Transamerica Van Kampen Emerging Markets Debt	3,730,128	35,772
Capital Preservation - 0.7%
Transamerica Money Market	5,993,118	5,993
Global/International Stocks - 7.5%
Transamerica AllianceBernstein International Value	535,698	3,916
Transamerica Marsico International Growth	818,474	6,687
Transamerica MFS International Equity ‡	1,563,484	11,914
Transamerica Neuberger Berman International	631,305	4,394
Transamerica Oppenheimer Developing Markets	1,169,493	10,888
Transamerica Schroders International Small Cap	1,428,310	10,698
Transamerica Thornburg International Value	1,480,743	13,696
Transamerica WMC Emerging Markets ‡	263,352	2,976
Inflation-Protected Securities - 8.1%
Transamerica PIMCO Real Return TIPS	6,873,825	70,525
Tactical and Specialty - 15.6%
Transamerica BlackRock Global Allocation	1,729,659	16,536
Transamerica BlackRock Natural Resources	876,364	8,036
Transamerica BNY Mellon Market Neutral Strategy	373,932	3,223
Transamerica Clarion Global Real Estate Securities	1,268,882	12,410
Transamerica Evergreen Health Care	128,807	1,221
Transamerica Federated Market Opportunity	960,808	8,715
Transamerica Loomis Sayles Bond	8,006,191	75,017
Transamerica Science & Technology ‡	901,980	3,166
Transamerica UBS Dynamic Alpha	1,349,950	7,830
U.S. Stocks - 23.9%
Transamerica American Century Large Company Value	3,016,075	22,681
Transamerica BlackRock Large Cap Value	4,290,147	31,919
Transamerica Equity	3,393,820	24,979
Transamerica Growth Opportunities ‡	1,021,891	7,766
Transamerica Jennison Growth	2,889,849	27,916
Transamerica JPMorgan Mid Cap Value	1,124,327	8,792
Transamerica Marsico Growth	2,950,898	27,915
Transamerica Oppenheimer Small- & Mid-Cap Value	1,041,979	7,784
Transamerica Third Avenue Value ‡	999,982	18,460
Transamerica UBS Large Cap Value	2,551,568	20,336
Transamerica Van Kampen Mid-Cap Growth	725,373	6,499
Transamerica Van Kampen Small Company Growth	523,584	4,450
Total Investment Companies (cost $910,506) #		873,522
Other Assets and Liabilities - Net		793
Net Assets		$874,315

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $910,506. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,790 and $61,774, respectively. Net unrealized depreciation for tax purposes is $36,984.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$873,522	$—	$—	$873,522

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0% €
Capital Preservation - 0.3%
Transamerica Money Market	4,637,905	$4,638
Global/International Stocks - 20.5%
Transamerica AllianceBernstein International Value	4,755,667	34,764
Transamerica Evergreen International Small Cap	6,326,760	60,485
Transamerica Marsico International Growth	5,583,648	45,618
Transamerica MFS International Equity ‡	1,273,288	9,702
Transamerica Neuberger Berman International	7,248,674	50,451
Transamerica Oppenheimer Developing Markets	7,801,655	72,634
Transamerica Schroders International Small Cap	1,762,077	13,198
Transamerica Thornburg International Value	1,260,269	11,657
Transamerica WMC Emerging Markets ‡	309,938	3,502
Tactical and Specialty - 12.8%
Transamerica BlackRock Global Allocation	5,177,439	49,496
Transamerica BlackRock Natural Resources	1,603,657	14,706
Transamerica BNY Mellon Market Neutral Strategy	1,107,805	9,549
Transamerica Clarion Global Real Estate Securities	7,110,900	69,544
Transamerica Evergreen Health Care	571,154	5,415
Transamerica Federated Market Opportunity	1,337,730	12,133
Transamerica Science & Technology ‡	4,276,855	15,012
Transamerica UBS Dynamic Alpha	2,365,821	13,722
U.S. Stocks - 66.4%
Transamerica American Century Large Company Value	16,573,676	124,634
Transamerica BlackRock Large Cap Value	20,248,695	150,649
Transamerica Equity	20,193,548	148,624
Transamerica Growth Opportunities ‡	4,268,700	32,442
Transamerica Jennison Growth	11,118,174	107,402
Transamerica JPMorgan Mid Cap Value	5,736,043	44,856
Transamerica Marsico Growth	13,176,481	124,650
Transamerica Oppenheimer Small- & Mid-Cap Value	4,219,091	31,517
Transamerica Third Avenue Value ‡	3,108,525	57,383
Transamerica UBS Large Cap Value	13,281,648	105,855
Transamerica Van Kampen Mid-Cap Growth	3,813,875	34,172
Transamerica Van Kampen Small Company Growth	2,211,534	18,798
Total Investment Companies (cost $1,768,299) #		1,477,208
Other Assets and Liabilities - Net		(573)
Net Assets		$1,476,635

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,768,299. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,166 and $324,257, respectively. Net unrealized depreciation for tax purposes is $291,091.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,477,208	$—	$—	$1,477,208

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1% €
Bonds - 20.4%
Transamerica Convertible Securities	2,933,466	$23,204
Transamerica Flexible Income	2,582,793	20,688
Transamerica High Yield Bond	11,804,400	93,609
Transamerica JPMorgan Core Bond ‡	3,301,652	32,984
Transamerica JPMorgan International Bond	8,999,569	100,075
Transamerica PIMCO Total Return	15,530,772	161,364
Transamerica Short-Term Bond	8,820,284	87,409
Transamerica Van Kampen Emerging Markets Debt	5,896,847	56,551
Capital Preservation - 0.3%
Transamerica Money Market	7,482,503	7,483
Global/International Stocks - 13.6%
Transamerica AllianceBernstein International Value	6,581,268	48,109
Transamerica Evergreen International Small Cap	7,493,206	71,635
Transamerica Marsico International Growth	8,170,053	66,749
Transamerica MFS International Equity ‡	624,220	4,757
Transamerica Neuberger Berman International	10,353,648	72,061
Transamerica Oppenheimer Developing Markets	8,618,829	80,241
Transamerica Schroders International Small Cap	1,776,188	13,304
Transamerica Thornburg International Value	1,214,438	11,234
Transamerica WMC Emerging Markets ‡	1,424,692	16,099
Inflation-Protected Securities - 3.9%
Transamerica PIMCO Real Return TIPS	10,815,274	110,965
Tactical and Specialty - 14.5%
Transamerica BlackRock Global Allocation	8,391,458	80,222
Transamerica BlackRock Natural Resources	3,751,488	34,401
Transamerica BNY Mellon Market Neutral Strategy	3,243,834	27,962
Transamerica Clarion Global Real Estate Securities	9,851,223	96,345
Transamerica Evergreen Health Care	815,238	7,728
Transamerica Federated Market Opportunity	2,485,947	22,548
Transamerica Loomis Sayles Bond	8,699,529	81,515
Transamerica Science & Technology ‡	7,521,881	26,402
Transamerica UBS Dynamic Alpha	5,659,634	32,826
U.S. Stocks - 47.4%
Transamerica American Century Large Company Value	22,039,217	165,735
Transamerica BlackRock Large Cap Value	25,590,979	190,396
Transamerica Equity	31,352,988	230,757
Transamerica Growth Opportunities ‡	6,307,361	47,936
Transamerica Jennison Growth	9,845,139	95,104
Transamerica JPMorgan Mid Cap Value	9,860,726	77,111
Transamerica Marsico Growth	18,101,322	171,239
Transamerica Oppenheimer Small- & Mid-Cap Value	6,660,290	49,752
Transamerica Third Avenue Value ‡	4,573,632	84,429
Transamerica UBS Large Cap Value	20,356,697	162,243
Transamerica Van Kampen Mid-Cap Growth	5,266,610	47,189
Transamerica Van Kampen Small Company Growth	2,072,571	17,617
Total Investment Companies (cost $3,226,390) #		2,827,978
Other Assets and Liabilities - Net		(1,994)
Net Assets		$2,825,984

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,226,390. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,249 and $443,661, respectively. Net unrealized depreciation for tax purposes is $398,412.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$2,827,978	$—	$—	$2,827,978

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0% €
Bonds - 34.8%
Transamerica Convertible Securities	3,072,644	$24,305
Transamerica Flexible Income	2,097,743	16,803
Transamerica High Yield Bond	11,325,554	89,812
Transamerica JPMorgan Core Bond ‡	2,801,401	27,986
Transamerica JPMorgan International Bond	11,330,388	125,994
Transamerica PIMCO Total Return	17,691,756	183,816
Transamerica Short-Term Bond	10,111,499	100,205
Transamerica Van Kampen Emerging Markets Debt	5,538,423	53,113
Capital Preservation - 0.3%
Transamerica Money Market	5,310,772	5,311
Global/International Stocks - 9.7%
Transamerica AllianceBernstein International Value	2,794,820	20,430
Transamerica Evergreen International Small Cap	2,311,967	22,102
Transamerica Marsico International Growth	2,664,030	21,765
Transamerica MFS International Equity ‡	1,215,693	9,264
Transamerica Neuberger Berman International	2,881,703	20,057
Transamerica Oppenheimer Developing Markets	2,553,979	23,778
Transamerica Schroders International Small Cap	2,988,318	22,383
Transamerica Thornburg International Value	1,001,779	9,266
Transamerica WMC Emerging Markets ‡	2,113,376	23,881
Inflation-Protected Securities - 6.1%
Transamerica PIMCO Real Return TIPS	10,571,444	108,463
Tactical and Specialty - 15.5%
Transamerica BlackRock Global Allocation	3,969,319	37,947
Transamerica BlackRock Natural Resources	1,737,466	15,933
Transamerica BNY Mellon Market Neutral Strategy	1,670,549	14,400
Transamerica Clarion Global Real Estate Securities	4,187,003	40,949
Transamerica Evergreen Health Care	130,408	1,236
Transamerica Federated Market Opportunity	1,959,309	17,771
Transamerica Loomis Sayles Bond	13,126,841	122,998
Transamerica Science & Technology ‡	2,696,616	9,465
Transamerica UBS Dynamic Alpha	2,562,528	14,863
U.S. Stocks - 33.6%
Transamerica American Century Large Company Value	9,115,301	68,547
Transamerica BlackRock Large Cap Value	12,636,888	94,019
Transamerica Equity	12,473,646	91,806
Transamerica Growth Opportunities ‡	2,162,203	16,433
Transamerica Jennison Growth	7,321,848	70,729
Transamerica JPMorgan Mid Cap Value	4,374,631	34,210
Transamerica Marsico Growth	7,930,888	75,026
Transamerica Oppenheimer Small- & Mid-Cap Value	3,347,537	25,006
Transamerica Third Avenue Value ‡	2,071,823	38,246
Transamerica UBS Large Cap Value	7,961,327	63,452
Transamerica Van Kampen Mid-Cap Growth	1,792,240	16,058
Transamerica Van Kampen Small Company Growth	561,560	4,773
Total Investment Companies (cost $1,948,668) #		1,782,601
Other Assets and Liabilities - Net		(29)
Net Assets		$1,782,572

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,948,668. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,791 and $199,858, respectively. Net unrealized depreciation for tax purposes is $166,067.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$1,782,601	$—	$—	$1,782,601

The notes are an integral part of this report.

1

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bond
3.50%, 02/15/2039	$535	$462
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	458	479
Total U.S. Government Obligations (cost $918)		941

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.2%
Fannie Mae
4.50%, 07/25/2021	491	501
5.00%, 04/25/2034	700	717
5.50%, 04/01/2037- 11/01/2038	2,363	2,451
5.80%, 12/01/2036 *	1,103	1,162
Freddie Mac
5.00%, 02/01/2024- 01/01/2039	3,460	3,565
6.00%, 12/01/2037	1,339	1,426
Ginnie Mae
4.50%, 02/20/2037 *	749	762
Total U.S. Government Agency Obligations (cost $10,396)		10,584

MORTGAGE-BACKED SECURITIES - 3.0%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037-144A	450	419
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A	164	154
Series 2009-RR6, Class 2A1
5.62%, 08/26/2035-144A * Ə	188	180
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	739	724
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.58%, 12/26/2037-144A	195	176
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	170	162
Series 2009-R7, Class 12A1
5.50%, 08/26/2036-144A	193	175
Series 2009-R9, Class 1A1
5.84%, 12/31/2049-144A	196	180
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	680	673
Total Mortgage-Backed Securities (cost $2,828)		2,843

CORPORATE DEBT SECURITIES - 22.2%
Airlines - 0.4%
Continental Airlines, Inc.
9.00%, 07/08/2016	120	121
Delta Air Lines, Inc.
7.57%, 11/18/2010	270	261
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	283	356
Bacardi, Ltd.
7.45%, 04/01/2014 -144A	230	253
Capital Markets - 0.9%
Goldman Sachs Group, Inc.
1.06%, 03/22/2016 *	405	360
Morgan Stanley
6.00%, 05/13/2014	405	433
Chemicals - 1.2%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A	165	181
Cytec Industries, Inc.
8.95%, 07/01/2017	170	180
Dow Chemical Co.
8.55%, 05/15/2019	390	428
Nalco Co.
8.25%, 05/15/2017 -144A	180	187
Yara International ASA
7.88%, 06/11/2019 -144A	185	197
Commercial Banks - 1.4%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	316	365
National City Bank
0.98%, 12/15/2016 *	460	383
Wachovia Corp.
0.83%, 10/28/2015 *	470	388
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ■	230	207
Construction Materials - 0.9%
CRH America, Inc.
5.30%, 10/15/2013	350	343
Lafarge SA
6.15%, 07/15/2011	455	469
Consumer Finance - 0.4%
Discover Financial Services
1.17%, 06/11/2010 *	432	415
Containers & Packaging - 0.5%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A	200	199
Rexam PLC
6.75%, 06/01/2013 -144A	315	311
Diversified Financial Services - 2.4%
Bank of America Corp.
0.91%, 06/15/2016 *	740	611
Bear Stearns Cos., LLC
7.25%, 02/01/2018	378	423
Glencore Funding LLC
6.00%, 04/15/2014 -144A	200	178
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	380	368
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	360	351
Pemex Finance, Ltd.
9.03%, 02/15/2011	298	323
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Group SA
6.00%, 10/01/2012	370	371
Energy Equipment & Services - 0.6%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	215	252
Weatherford International, Ltd.
7.00%, 03/15/2038	285	293
Food & Staples Retailing - 0.4%
Ingles Market, Inc.
8.88%, 05/15/2017 -144A	185	187
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	225	228

The notes are an integral part of this report.

1

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Food Products - 0.7%
Lorillard, Inc.
8.13%, 06/23/2019	$160	$175
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	227	231
Michael Foods, Inc.
8.00%, 11/15/2013	320	321
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	260	293
Health Care Equipment & Supplies - 0.4%
Beckman Coulter, Inc.
7.00%, 06/01/2019	300	335
Hotels, Restaurants & Leisure - 0.7%
Host Hotels & Resorts, LP
7.00%, 08/15/2012	180	178
International Game Technology
7.50%, 06/15/2019	335	356
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	172	172
Household Durables - 0.4%
Whirlpool Corp.
8.00%, 05/01/2012	343	361
Insurance - 0.2%
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ■ Ž	400	179
Leisure Equipment & Products - 0.4%
Hasbro, Inc.
6.30%, 09/15/2017	380	371
Media - 0.3%
Time Warner Cable, Inc.
8.25%, 04/01/2019	200	243
Metals & Mining - 1.1%
ArcelorMittal
5.38%, 06/01/2013	440	449
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	330	388
Xstrata Canada Corp.
7.35%, 06/05/2012	183	185
Multiline Retail - 0.4%
Best Buy Co., Inc.
6.75%, 07/15/2013	330	346
Multi-Utilities - 0.7%
Black Hills Corp.
9.00%, 05/15/2014	185	207
Sempra Energy
9.80%, 02/15/2019	380	484
Oil, Gas & Consumable Fuels - 2.4%
Energy Transfer Partners, LP
9.70%, 03/15/2019	275	345
GAZ Capital SA
8.13%, 07/31/2014 -144A	270	273
Petrobras International Finance Co.
7.88%, 03/15/2019	190	211
PetroHawk Energy Corp.
9.13%, 07/15/2013	360	374
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	390	405
Teppco Partners, LP
7.00%, 06/01/2067 ■	300	231
Valero Logistics Operations, LP
6.88%, 07/15/2012	450	463
Paper & Forest Products - 0.4%
Weyerhaeuser Co.
6.75%, 03/15/2012	380	389
Real Estate Investment Trusts - 2.0%
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	345	356
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	781	641
Simon Property Group, Inc.
10.35%, 04/01/2019	320	383
WEA Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	520	523
Real Estate Management & Development - 0.3%
Post Apartment Homes, LP
6.30%, 06/01/2013	349	327
Road & Rail - 0.6%
Erac USA Finance Co.
8.00%, 01/15/2011 -144A	355	357
Hertz Corp.
8.88%, 01/01/2014	200	193
Specialty Retail - 0.5%
Staples, Inc.
9.75%, 01/15/2014	415	486
Wireless Telecommunication Services - 0.2%
Centennial Communications Corp.
6.35%, 01/01/2013 *	170	166
Total Corporate Debt Securities (cost $20,170)		21,019

	Shares
COMMON STOCKS - 61.9%
Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc.	27,000	1,472
Expeditors International of Washington, Inc.	15,000	509
Auto Components - 3.7%
BorgWarner, Inc.	50,000	1,660
Johnson Controls, Inc.	72,000	1,863
Biotechnology - 1.6%
Gilead Sciences, Inc. ‡	30,000	1,468
Capital Markets - 4.4%
Charles Schwab Corp.	130,000	2,323
T. Rowe Price Group, Inc.	39,843	1,861
Chemicals - 2.7%
Sigma-Aldrich Corp.	50,000	2,538
Communications Equipment - 2.4%
Qualcomm, Inc.	50,000	2,311
Computers & Peripherals - 4.9%
Apple, Inc. ‡	22,000	3,595
International Business Machines Corp.	9,000	1,061
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. ‡	24,000	984
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	48,000	1,855
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	50,000	1,604
Electronic Equipment & Instruments - 1.2%
Tyco Electronics, Ltd.	53,300	1,144
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	24,000	1,197

The notes are an integral part of this report.

2

	Shares	Value
Health Care Equipment & Supplies - 3.0%
Becton Dickinson & Co.	22,000	$1,433
Covidien PLC	25,000	945
Varian Medical Systems, Inc. ‡	13,000	459
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. ‡	35,000	3,002
Internet Software & Services - 2.9%
Google, Inc. -Class A ‡	6,200	2,747
IT Services - 1.7%
Automatic Data Processing, Inc.	44,000	1,639
Machinery - 5.7%
Caterpillar, Inc.	25,000	1,102
Kennametal, Inc.	100,000	2,131
PACCAR, Inc.	59,000	2,044
Paper & Forest Products - 2.2%
Weyerhaeuser Co.	60,000	2,102
Real Estate Investment Trusts - 0.5%
Plum Creek Timber Co., Inc.	14,000	438
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	15,000	1,179
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	139,000	2,676
Software - 7.8%
Adobe Systems, Inc. ‡	78,000	2,528
Intuit, Inc. ‡	44,000	1,307
Microsoft Corp.	40,000	941
Oracle Corp.	115,000	2,544
Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	20,000	1,798
Total Common Stocks (cost $56,311)		58,460

	Principal
PREFERRED CORPORATE DEBT SECURITY - 0.4%
Commercial Banks - 0.4%
Rabobank Nederland NV
11.00%, 06/30/2019 144A ■ Ž	$315	367
Total Preferred Corporate Debt Security (cost $332)

REPURCHASE AGREEMENT - 0.5%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $458 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $470.	458	458
Total Repurchase Agreement (cost $458)

Total Investment Securities (cost $91,413) #		94,672
Other Assets and Liabilities - Net		(195)

Net Assets		$94,477

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $91,413. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,040 and $5,781, respectively. Net unrealized appreciation for tax purposes is $3,259.

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $9,411, or 9.96%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$7,470	$—	$—	$7,470
Equities - Consumer Staples	1,197	—	—	1,197
Equities - Financials	6,477	—	—	6,477
Equities - Health Care	3,360	—	—	3,360
Equities - Industrials	11,219	—	—	11,219
Equities - Information Technology	22,493	—	—	22,493
Equities - Materials	4,640	—	—	4,640
Equities - Telecommunication Services	1,604	—	—	1,604
Fixed Income - Consumer Discretionary	—	1,804	—	1,804
Fixed Income - Consumer Staples	—	2,460	—	2,460
Fixed Income - Energy	—	2,847	—	2,847
Fixed Income - Financials	—	7,581	—	7,581
Fixed Income - Health Care	—	335	—	335
Fixed Income - Industrials	—	1,131	—	1,131
Fixed Income - Information Technology	—	371	—	371
Fixed Income - Materials	—	3,707	—	3,707
Fixed Income - Mortgage-Backed Security	—	2,843	—	2,843
Fixed Income - Telecommunication Services	—	166	—	166
Fixed Income - U.S. Government Agency Obligation	—	10,584	—	10,584
Fixed Income - U.S. Government Obligation	—	941	—	941
Fixed Income - Utilities	—	984	—	984
Cash & Cash Equivalent - Repurchase Agreement	—	458	—	458
Total	$58,460	$36,212	$—	$94,672

The notes are an integral part of this report.

4

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 9.5%
United States - 9.5%
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027	$1,732		$1,769
U.S. Treasury Inflation Indexed Note
0.88%, 04/15/2010	3,934		3,942
1.63%, 01/15/2018	1,512		1,505
2.00%, 04/15/2012 - 01/15/2016	3,620		3,680
2.38%, 04/15/2011 (a)	6,117		6,293
2.50%, 07/15/2016	7,064		7,415
U.S. Treasury Note
1.75%, 01/31/2014	1,002		977
2.13%, 01/31/2010	1,390		1,402
2.63%, 06/30/2014 - 02/29/2016	2,460		2,425
2.75%, 02/15/2019	3,145		2,955
2.88%, 06/30/2010	2,797		2,858
4.88%, 05/31/2011	5,650		6,043
Total U.S. Government Obligations (cost $40,431)			41,264

FOREIGN GOVERNMENT OBLIGATIONS - 9.9%
Australia - 0.2%
Australian Government
5.75%, 06/15/2011	AUD	1,145	983
Brazil - 1.3%
Brazil Notas Do Tesouro Nacional
10.00%, 01/01/2017	BRL	12,015	5,676
Canada - 0.3%
Canadian Government Bond
4.00%, 09/01/2010 - 06/01/2016	CAD	1,165	1,132
France - 0.1%
Caisse D’amortissement de La Dette Sociale
3.25%, 04/25/2013	EUR	400	587
Germany - 4.2%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,380	2,000
4.25%, 07/04/2017	EUR	2,150	3,311
Deutsche Bundesrepublik, TIPS
1.50%, 04/15/2016	EUR	3,857	5,572
Republic of Germany
4.00%, 07/04/2016	EUR	2,750	4,186
4.75%, 06/11/2010	EUR	1,914	2,822
Japan - 1.8%
Japanese Government Bond
0.70%, 09/15/2010	JPY	94,450	1,004
Japanese Government CPI Linked Bond, TIPS
0.80%, 09/10/2015 - 03/10/2016	JPY	585,981	5,636
1.00%, 06/10/2016	JPY	40,360	389
1.40%, 06/10/2018	JPY	84,830	823
Malaysia - 0.4%
Malaysian Government Bond
3.76%, 04/28/2011	MYR	3,400	988
3.87%, 04/13/2010	MYR	2,850	819
Netherlands - 0.4%
Kingdom of the Netherlands
3.75%, 07/15/2014	EUR	1,200	1,798
New Zealand - 0.1%
Republic of New Zealand, TIPS
4.50%, 02/15/2016	NZD	400	383
Poland - 0.2%
Republic of Poland, TIPS
3.00%, 08/24/2016	PLN	2,898	938
United Kingdom - 0.9%
U.K. Gilt
4.25%, 03/07/2011	GBP	2,235	3,911
Total Foreign Government Obligations (cost $41,838)			42,958

ASSET-BACKED SECURITY - 0.0%
Cayman Islands - 0.0%
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
0.00%, 12/15/2017		$200	2
Total Asset-Backed Security (cost $177)

CORPORATE DEBT SECURITIES - 4.1%
Bermuda - 0.1%
Noble Group, Ltd.
8.50%, 05/30/2013 -144A	375		377
Canada - 0.1%
Rogers Communications, Inc.
7.63%, 12/15/2011	CAD	500	514
Sino-Forest Corp.
9.13%, 08/17/2011 Reg S	$50		51
Cayman Islands - 0.3%
Chaoda Modern Agriculture Holdings, Ltd.
7.75%, 02/08/2010 Reg S	300		296
Cosan Finance, Ltd.
7.00%, 02/01/2017 -144A	90		82
DBS Capital Funding Corp.
7.66%, 03/15/2011 Reg S ■ Ž	42		42
Hutchison Whampoa International, Ltd.
5.45%, 11/24/2010 Reg S	300		309
6.25%, 11/24/2014 Reg S	200		216
Hutchison Whampoa, Ltd.
7.63%, 04/09/2019 -144A	400		458
Ireland - 0.5%
TransCapitalInvest, Ltd.
5.67%, 03/05/2014 Reg S	100		93
6.10%, 06/27/2012 -144A	100		98
8.70%, 08/07/2018 -144A	200		200
VIP Finance Ireland, Ltd.
8.38%, 04/30/2013 -144A	462		447
9.13%, 04/30/2018 -144A	1,458		1,320
Korea, Republic of - 0.1%
Korea Electric Power Corp.
5.13%, 04/23/2034 Reg S	214		220
Luxembourg - 1.2%
Alrosa Finance SA
8.88%, 11/17/2014 Reg S	201		192
Evraz Group SA
8.25%, 11/10/2015 Reg S	100		85
8.88%, 04/24/2013 -144A	300		261
9.50%, 04/24/2018 -144A	425		359
GAZ Capital SA
5.14%, 03/22/2017 Reg S	EUR	168	199
5.36%, 10/31/2014	EUR	125	166
5.44%, 11/02/2017 Reg S	EUR	142	171
5.88%, 06/01/2015 Reg S	EUR	109	145
6.61%, 02/13/2018	EUR	646	825
8.63%, 04/28/2034 Reg S		$231	240

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
Luxembourg (continued)
Gazprom International SA
7.20%, 02/01/2020 Reg S		$408	$402
TNK-BP Finance SA
6.13%, 03/20/2012 -144A		100	96
6.63%, 03/20/2017-144A		852	732
7.50%, 07/18/2016 -144A		300	282
7.88%, 03/13/2018 -144A		1,122	1,020
UBS Luxembourg SA
8.25%, 05/23/2016 Reg S		300	270
Malaysia - 0.2%
Johor Corp.
1.00%, 07/31/2012 § ∞	MYR	2,896	806
Netherlands - 0.3%
Kazmunaigaz Finance Sub BV
9.13%, 07/02/2018 -144A		$1,404	1,285
Supranational - 0.1%
European Investment Bank
3.63%, 10/15/2011	EUR	296	440
United Arab Emirates - 0.4%
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 Reg S		$100	85
Nakheel Development, Ltd.
3.17%, 12/14/2009		1,678	1,464
United States - 0.7%
Advanced Micro Devices, Inc.
7.75%, 11/01/2012		19	15
General Electric Capital Corp.
0.47%, 01/15/2010 *	JPY	204,000	2,140
Pemex Project Funding Master Trust
5.50%, 02/24/2025 Reg S	EUR	860	1,002
Virgin Islands, British - 0.1%
Citic Resources Finance, Ltd.
6.75%, 05/15/2014 -144A		$331	322
Total Corporate Debt Securities (cost $16,090)			17,727

STRUCTURED NOTES DEBT - 0.0%
United States - 0.0%
Preferred Term Securities XXIV, Ltd.
Zero Coupon, 03/22/2037 § ∞		350	♦
Preferred Term Securities XXV, Ltd.
Zero Coupon, 03/22/2037 § ∞		175	♦
Preferred Term Securities XXVI, Ltd.
Zero Coupon, 09/22/2037 -144A § ∞		190	♦
Preferred Term Securities XXVII, Ltd.
Zero Coupon, 12/22/2037 § ∞		200	♦
Total Structure Notes Debt (cost $905)			♦

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.7%
Bermuda - 0.0%
Bunge, Ltd. 4.88% 		1,390	130
Cayman Islands - 0.0%
XL Capital, Ltd. 10.75% 		4,470	104
Japan - 0.2%
Mizuho Financial Group, Inc. 2.00%  § ∞		105,000	777
United States - 0.5%
El Paso Corp. 4.99% 		1,153	1,011
Freeport-McMoRan Copper & Gold, Inc. 5.50% 		438	578
Mylan, Inc. 6.50% 		272	240
NRG Energy, Inc. 4.00% 		147	200
Total Convertible Preferred Stocks (cost $2,197)			3,040

PREFERRED STOCKS - 0.2%
Brazil - 0.2%
All America Latina Logistica SA 0.77% 		14,000	88
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.68% 		25,961	600
Usinas Siderurgicas de Minas Gerais SA 1.38% 		5,900	140
France - 0.0%
Michelin ‡ 		1,513	208
Total Preferred Stocks (cost $982)			1,036

COMMON STOCKS - 54.8%
Australia - 0.3%
BHP Billiton, Ltd.		15,600	494
Newcrest Mining, Ltd.		11,170	280
Transurban Group ‡		57,975	210
Woodside Petroleum, Ltd.		12,200	466
Austria - 0.0%
Telekom Austria AG		10,900	166
Belgium - 0.1%
RHJ International -144A ‡		17,100	110
RHJ International ‡		67,000	435
Bermuda - 0.7%
Accenture, Ltd. -Class A		700	25
Arch Capital Group, Ltd. ‡		4,600	286
Axis Capital Holdings, Ltd.		400	11
Bunge, Ltd.		2,311	162
Cheung Kong Infrastructure Holdings, Ltd.		77,900	283
Cosan, Ltd. -Class A ‡		25,600	172
Endurance Specialty Holdings, Ltd.		16,200	540
Everest RE Group, Ltd.		2,700	217
Frontline, Ltd.		400	9
IPC Holdings, Ltd.		10,000	289
Katanga Mining, Ltd. ‡		84,672	53
Nabors Industries, Ltd. ‡		4,950	84
Noble Group, Ltd.		107,869	157
PartnerRe, Ltd.		2,800	192
Platinum Underwriters Holdings, Ltd.		6,000	203
RenaissanceRe Holdings, Ltd.		6,000	302
Brazil - 1.6%
Cia Energetica de Minas Gerais ADR		8,867	127
GVT Holding SA ‡		9,300	181
Hypermarcas SA ‡		44,300	645
Mrv Engenharia E Participacoes SA		11,700	199
Petroleo Brasileiro SA -Class A ADR		137,600	4,719
SLC Agricola SA		44,200	423
VIVO Participacoes SA ADR		33,900	772
Canada - 3.0%
Alamos Gold, Inc. ‡		40,300	391
Barrick Gold Corp.		30,995	1,082
BCE, Inc.		600	14
Canadian Natural Resources, Ltd.		7,900	477

The notes are an integral part of this report.

	Shares	Value
Canada (continued)
Canadian Pacific Railway, Ltd.	20,600	$916
Eldorado Gold Corp. ‡	73,100	735
EnCana Corp.	400	21
Goldcorp, Inc.	55,800	2,102
Golden Star Resources, Ltd. ‡	23,800	59
Iamgold Corp.	111,000	1,172
Kinross Gold Corp.	134,821	2,657
New Gold, Inc. ‡	8,200	24
Nexen, Inc.	800	17
Nortel Networks Corp. ‡	9,000	♦
Petro-Canada	6,400	265
Rogers Communications, Inc. -Class B	28,400	791
Sino-Forest Corp. -Class A ‡	38,300	523
Talisman Energy, Inc.	5,200	80
Teck Resources, Ltd. -Class B ‡	1,500	39
TELUS Corp. ‡	5,300	153
Viterra, Inc. ‡	16,000	135
Yamana Gold, Inc.	151,270	1,442
Cayman Islands - 0.6%
Bawang International Group Holding, Ltd. ‡	22,800	10
Chaoda Modern Agriculture Holdings, Ltd.	1,437,614	972
Garmin, Ltd.	1,000	28
Seagate Technology, Inc.	800	10
Tianjin Port Development Holdings, Ltd.	608,300	257
XL Capital, Ltd. -Class A	83,700	1,178
China - 0.5%
China Bluechemical, Ltd.	143,400	80
China Communications Services Corp., Ltd. -Class H	9,300	6
China Life Insurance Co., Ltd. ADR	4,933	328
China Shenhua Energy Co., Ltd. -Class H	218,000	891
China South Locomotive And Rolling Stock Corp.	143,900	90
Guangshen Railway Co., Ltd.	592,100	286
Huaneng Power International, Inc. -Class H	60,000	47
Jiangsu Expressway Co., Ltd. -Class H	71,400	63
Ping An Insurance Group Co. of China, Ltd. -Class H	26,800	238
Xiamen International Port Co., Ltd. -Class H	593,500	120
Cyprus - 0.0%
AFI Development PLC GDR	47,100	80
Egypt - 0.1%
Telecom Egypt	167,430	526
Finland - 0.2%
Fortum OYJ	8,978	208
Nokia OYJ ADR	32,700	436
Nokia OYJ	9,817	131
France - 0.8%
Bouygues SA	4,646	198
Cie Generale D’optique Essilor International SA	13,500	748
France Telecom SA	35,600	889
Sanofi-Aventis SA ADR	700	23
Sanofi-Aventis SA	5,180	339
Schneider Electric SA	2,241	204
Thales SA	4,300	182
Total SA	13,708	760
Vivendi	12,300	316
Germany - 0.3%
Allianz SE	2,216	219
BASF SE	3,621	181
Bayer AG ADR	300	18
Bayer AG	5,171	318
Bayerische Motoren Werke AG	3,100	143
Deutsche Telekom AG	9,043	116
E.ON AG	8,720	330
GEA Group AG	11,196	183
Guernsey Channel Islands - 0.0%
Amdocs, Ltd. ‡	1,000	24
Hong Kong - 1.1%
Beijing Enterprises Holdings, Ltd.	313,589	1,582
Cheung Kong Holdings, Ltd.	25,500	329
China Mobile, Ltd.	51,900	545
Denway Motors, Ltd.	262,000	130
Hutchison Whampoa, Ltd.	57,600	431
Link REIT	269,400	612
Shanghai Industrial Holdings, Ltd.	19,300	105
Tianjin Development Holdings	1,151,300	816
Wharf Holdings, Ltd.	76,525	360
India - 0.7%
Bharat Heavy Electricals, Ltd.	14,600	680
Container Corp. of India	4,500	103
Hindustan Unilever, Ltd.	39,200	238
Housing Development Finance Corp.	5,000	264
Larsen & Toubro, Ltd.	11,000	346
Reliance Industries, Ltd. ‡	20,500	845
State Bank of India, Ltd.	14,500	550
Indonesia - 0.1%
Bumi Resources	983,901	278
Ireland - 0.1%
Covidien PLC	6,525	247
Israel - 0.2%
Check Point Software Technologies ‡	1,200	32
Ectel, Ltd. ‡	4,795	3
Teva Pharmaceutical Industries, Ltd. ADR	15,240	813
Italy - 0.1%
ENI SpA	13,651	318
Finmeccanica SpA	7,323	111
Japan - 7.6%
AIOI Insurance Co., Ltd.	204,000	970
Astellas Pharma, Inc.	25,200	961
Canon, Inc.	23,800	888
Coca-Cola Central Japan Co., Ltd.	10,000	139
Coca-Cola West Co., Ltd.	27,571	540
Daihatsu Motor Co., Ltd.	18,800	212
Daikin Industries, Ltd.	2,000	73
Daiwa House Industry Co., Ltd.	30,700	317
East Japan Railway Co.	15,391	884

The notes are an integral part of this report.

	Shares	Value
Japan (continued)
Fanuc, Ltd.	1,600	$131
Futaba Industrial Co., Ltd.	28,000	109
Hitachi Chemical Co., Ltd.	17,000	348
Hokkaido Coca-Cola Bottling Co., Ltd.	9,000	48
Honda Motor Co., Ltd.	16,400	529
Hoya Corp.	35,000	845
JGC Corp.	35,000	606
KDDI Corp.	224	1,188
Kinden Corp.	29,000	244
Kirin Holdings Co., Ltd.	47,900	717
Kubota Corp.	110,800	998
Kyowa Hakko Kirin Co., Ltd.	26,000	299
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	179
Mitsubishi Corp.	79,300	1,584
Mitsubishi Tanabe Pharma Corp.	16,000	191
Mitsui & Co., Ltd.	86,900	1,090
Mitsui Sumitomo Insurance Group Holdings, Inc.	20,600	529
Murata Manufacturing Co., Ltd.	10,500	515
NGK Insulators, Ltd.	11,500	261
Nintendo Co., Ltd.	1,100	297
Nippon Sheet Glass Co., Ltd.	3,000	9
Nippon Telegraph & Telephone Corp.	12,000	496
Nipponkoa Insurance Co., Ltd.	128,100	765
NTT DoCoMo, Inc.	1,085	1,574
NTT Urban Development Corp.	160	152
Okumura Corp.	82,400	344
Panasonic Corp.	40,000	634
Rinnai Corp.	5,500	240
ROHM Co., Ltd.	4,000	298
Sekisui House, Ltd.	80,000	754
Seven & I Holdings Co., Ltd.	41,600	976
Shimachu Co., Ltd.	4,700	100
Shin-Etsu Chemical Co., Ltd.	24,800	1,337
Shionogi & Co., Ltd.	17,500	362
Sony Corp. ADR	600	17
Sumitomo Chemical Co., Ltd.	371,300	1,839
Sumitomo Electric Industries, Ltd.	8,800	110
Sumitomo Mitsui Financial Group, Inc.	15,800	676
Suzuki Motor Corp.	49,100	1,240
Tadano, Ltd.	9,000	43
Takeda Pharmaceutical Co., Ltd.	11,900	482
TDK Corp.	2,300	121
Terumo Corp.	3,400	173
Toda Corp.	61,000	233
Toho Co., Ltd.	21,000	374
Tokio Marine Holdings, Inc.	61,300	1,781
Tokyo Gas Co., Ltd.	164,000	601
Toyota Industries Corp.	24,900	674
Toyota Motor Corp.	12,100	510
UBE Industries, Ltd.	140,900	408
West Japan Railway Co.	75	239
Jersey Channel Islands - 0.0%
Shire PLC ADR	500	22
Kazakhstan - 0.3%
Kazmunaigas Exploration Production GDR ‡	52,200	1,125
Korea, Republic of - 0.8%
Cheil Industries, Inc.	3,300	128
Korean Reinsurance Co.	4,774	45
KT Corp. ADR	33,000	530
KT&G Corp.	9,900	575
LS Cable, Ltd.	4,400	305
Meritz Fire & Marine Insurance Co., Ltd.	4,963	27
Paradise Co., Ltd.	29,039	79
POSCO ADR	3,700	374
POSCO	700	286
Samsung Electronics Co., Ltd.	1,450	855
Samsung Fine Chemicals Co., Ltd.	7,100	292
SK Telecom Co., Ltd.	1,200	181
Luxembourg - 0.1%
ArcelorMittal	8,231	296
Malaysia - 0.3%
Axiata Group BHD ‡	193,500	162
British American Tobacco PLC ‡	18,300	242
Genting Malaysia BHD	119,294	100
IOI Corp. BHD	298,030	414
Plus Expressways BHD	57,000	53
Telekom Malaysia BHD	86,000	73
Tenaga Nasional BHD	137,657	318
Mexico - 0.2%
America Movil SAB de CV ADR	10,800	465
Fomento Economico Mexicano SAB de CV ADR	5,600	216
Netherlands - 0.1%
Koninklijke KPN NV	25,555	384
Koninklijke Philips Electronics NV -Class Y	1,200	27
Unilever NV	5,700	155
Netherlands Antilles - 0.2%
Schlumberger, Ltd.	14,100	754
Norway - 0.1%
Statoilhydro ASA	17,600	376
Panama - 0.1%
McDermott International, Inc. ‡	11,900	233
Philippines - 0.0%
First Gen Corp. ‡	12,000	6
Russian Federation - 1.0%
Gazprom OAO ADR	36,100	745
Kuzbassrazrezugol ‡	820,060	146
MMC Norilsk Nickel ADR ‡	25,834	259
Novorossiysk Commercial Sea Port GDR	83,400	1,075
Polyus Gold Co. ADR ‡	19,700	432
Rushydro ‡	1,050,759	36
Rushydro GDR ‡	308,946	1,072
Sberbank	419,500	575
Surgutneftegaz ADR	22,700	177
Uralkali GDR	1,400	26
Singapore - 0.8%
Capitaland, Ltd.	69,650	185
Fraser and Neave, Ltd.	132,800	383
Keppel Corp., Ltd.	134,100	782
MobileOne, Ltd.	164,030	191
Oversea-Chinese Banking Corp.	59,000	321

The notes are an integral part of this report.

	Shares	Value
Singapore - (continued)
Parkway Holdings, Ltd.	202,620	$294
Parkway Life REIT ‡	7,732	5
SembCorp Marine, Ltd.	71,100	154
Singapore Press Holdings, Ltd.	66,000	165
Singapore Telecommunications, Ltd.	354,450	862
South Africa - 0.1%
Anglo Platinum, Ltd.	1,300	93
Gold Fields, Ltd. ADR	9,300	112
Impala Platinum Holdings, Ltd.	4,900	118
Sasol, Ltd.	3,200	115
Spain - 0.3%
Iberdrola Renovables SA	29,300	135
Telefonica SA ADR	4,000	299
Telefonica SA	26,698	664
Switzerland - 1.3%
ACE, Ltd.	31,700	1,555
Credit Suisse Group AG	7,180	339
Foster Wheeler AG ‡	17,964	415
Nestle SA	32,748	1,348
Noble Corp.	700	24
Novartis AG	6,388	293
Roche Holding AG	2,801	441
Transocean, Ltd. ‡	4,313	344
Tyco Electronics, Ltd.	6,525	140
Tyco International, Ltd.	5,525	167
Weatherford International, Ltd. ‡	7,900	148
Zurich Financial Services AG	2,519	495
Taiwan - 0.7%
Asustek Computer, Inc.	58,000	92
Catcher Technology Co., Ltd.	31,000	87
Chunghwa Telecom Co., Ltd. ADR	37,537	654
Chunghwa Telecom Co., Ltd.	146,397	294
Delta Electronics, Inc.	163,541	424
High Tech Computer Corp. ‡	5,000	68
Hon Hai Precision Industry Co., Ltd.	91,252	314
Mediatek, Inc.	6,000	86
Taiwan Cement Corp. ‡	368,960	391
Taiwan Semiconductor Manufacturing Co., Ltd.	309,888	557
Thailand - 0.2%
Hana Microelectronics PCL	173,200	96
PTT PCL	54,600	385
Siam Commercial Bank PCL	186,900	407
United Kingdom - 1.6%
AstraZeneca PLC ADR	400	19
BP PLC ADR	23,700	1,185
BP PLC	92,211	766
British American Tobacco PLC	14,125	438
Cadbury PLC ADR	15,424	610
Diageo PLC ADR	26,400	1,646
Guinness Peat Group PLC	463,094	233
HSBC Holdings PLC	21,700	220
Unilever PLC ADR	6,700	177
Unilever PLC	13,386	353
Vodafone Group PLC ADR	21,061	433
Vodafone Group PLC	420,122	862
United States - 28.5%
3Com Corp. ‡	114,800	433
3M Co.	11,600	818
Abbott Laboratories	28,200	1,269
Aetna, Inc. (b)	31,450	848
Affiliated Computer Services, Inc. -Class A ‡	500	24
Alliance Resource Partners, LP	6,600	234
Allstate Corp.	5,300	143
Altria Group, Inc.	28,600	501
American Commercial Lines, Inc. ‡	10,225	160
AmerisourceBergen Corp. -Class A	8,000	158
Amgen, Inc. ‡	8,300	517
Amphenol Corp. -Class A	1,900	64
Anadarko Petroleum Corp.	12,200	588
Analog Devices, Inc.	3,300	90
Apache Corp.	8,100	680
Apple, Inc. (b) ‡	6,500	1,062
Archer-Daniels-Midland Co.	700	21
Ascent Media Corp. ‡	50	1
AT&T, Inc.	141,930	3,722
Autodesk, Inc. ‡	2,700	59
Autoliv, Inc.	400	14
Avnet, Inc. ‡	500	12
Avon Products, Inc. (b)	9,000	291
Bank of America Corp. (b)	40,300	596
Bank of New York Mellon Corp.	69,481	1,899
Baxter International, Inc.	4,200	237
Big Lots, Inc. ‡	800	18
Biogen Idec, Inc. ‡	400	19
BMC Software, Inc. ‡	2,100	71
Boeing Co.	26,500	1,137
Boston Scientific Corp. ‡	16,000	172
Bristol-Myers Squibb Co.	191,500	4,164
Broadcom Corp. -Class A ‡	6,400	181
Burlington Northern Santa Fe Corp. (b)	24,400	1,918
CA, Inc.	49,100	1,038
Calpine Corp. ‡	1,900	24
Cell Genesys, Inc. ‡	14,411	4
CenturyTel, Inc.	3,529	111
CF Industries Holdings, Inc.	300	24
Chevron Corp.	41,300	2,869
Chubb Corp.	12,700	586
Cigna Corp. (b)	32,700	929
Circuit City Stores, Inc. ‡	12,400	♦
Cisco Systems, Inc. ‡	79,600	1,751
Citigroup, Inc.	76,585	243
CMS Energy Corp.	13,300	172
CAN Financial Corp.	400	7
CNX Gas Corp. ‡	7,000	206
Coca-Cola Co.	10,800	538
Cognizant Technology Solutions Corp. -Class A ‡	3,300	98
Comcast Corp. -Class A	95,650	1,422
Complete Production Services, Inc. (b) ‡	25,800	213
Computer Sciences Corp. ‡	2,300	111
Comverse Technology, Inc. ‡	45,500	360

The notes are an integral part of this report.

	Shares	Value
United States - (continued)
ConAgra Foods, Inc.	9,100	$179
ConocoPhillips	31,300	1,368
Consol Energy, Inc. (b)	43,800	1,556
Constellation Brands, Inc. -Class A ‡	8,200	112
Corning, Inc.	90,700	1,542
Crown Holdings, Inc. ‡	12,200	306
CVS Caremark Corp.	14,900	499
DaVita, Inc. ‡	7,800	388
Dell, Inc. ‡	19,700	264
Devon Energy Corp.	11,500	668
Discover Financial Services	100	1
Discovery Communications, Inc. ‡	1,000	23
Dish Network Corp. -Class A ‡	8,7000	147
Dover Corp.	600	20
Dow Chemical Co.	30,700	650
Dr. Pepper Snapple Group, Inc. ‡	11,568	285
E.I. duPont de Nemours & Co.	21,300	659
eBay, Inc. ‡	16,300	346
Edison International	700	23
El Paso Corp.	80,173	807
Electronic Arts, Inc. (b) ‡	15,800	339
Eli Lilly & Co.	15,300	534
EMC Corp. ‡	26,800	404
Endo Pharmaceuticals Holdings, Inc. ‡	3,900	82
Ensco International, Inc.	2,400	91
Entergy Corp.	7,400	594
Exelon Corp.	10,200	519
Extreme Networks ‡	1,089	2
Exxon Mobil Corp.	52,600	3,703
Fairpoint Communications, Inc.	1,074	1
Family Dollar Stores, Inc.	700	22
Fidelity National Financial, Inc. -Class A	48,200	692
Fidelity National Information Services, Inc.	2,800	66
Fluor Corp.	500	26
FMC Corp.	10,200	496
Forest Laboratories, Inc. ‡	5,700	147
FPL Group, Inc.	17,700	1,003
Gap, Inc.	1,500	24
General Communication, Inc. -Class A ‡	10,600	73
General Dynamics Corp.	1,600	89
General Electric Co.	89,620	1,201
General Mills, Inc.	6,100	359
Genzyme Corp. ‡	7,900	410
Gilead Sciences, Inc. ‡	8,700	426
Global Industries, Ltd. ‡	76,900	525
Goodrich Corp.	500	26
Google, Inc. -Class A ‡	4,040	1,790
Halliburton Co.	13,880	307
Hanesbrands, Inc. ‡	862	17
Harris Corp.	1,500	47
Healthsouth Corp. ‡	8,420	121
Hess Corp.	8,300	458
Hewitt Associates, Inc. -Class A ‡	600	18
Hewlett-Packard Co. (b)	32,300	1,399
HJ Heinz Co.	7,900	304
Hologic, Inc. ‡	63,400	931
Honeywell International, Inc.	300	10
Humana, Inc. (b) ‡	24,800	815
International Business Machines Corp.	19,700	2,322
International Game Technology	25,500	504
International Paper Co.	8,100	152
JDS Uniphase Corp. ‡	4,925	29
Johnson & Johnson	54,200	3,300
JPMorgan Chase & Co. (b)	76,800	2,968
KBR, Inc.	11,175	237
Key Energy Services, Inc. ‡	8,600	60
King Pharmaceuticals, Inc. ‡	5,800	53
Kraft Foods, Inc. -Class A	41,903	1,188
L-3 Communications Corp.	200	15
Lexmark International, Inc. -Class A ‡	13,900	201
Liberty Media Corp. ‡	20	♦
Liberty Media Corp. - Interactive -Class A ‡	762	5
Life Technologies Corp. ‡	5,600	255
Lockheed Martin Corp.	7,300	546
LSI Corp. ‡	3,668	19
Macqarie Infrastructure Co.	7,200	28
Manpower, Inc.	200	10
Marathon Oil Corp.	31,700	1,022
Marsh & McLennan Cos., Inc.	1,500	31
Mattel, Inc.	25,700	452
McDonald’s Corp.	12,200	671
McGraw-Hill Cos., Inc.	800	25
McKesson Corp.	6,700	343
Mead Johnson Nutrition Co. -Class A	9,000	328
Medco Health Solutions, Inc. ‡	10,500	555
Medtronic, Inc.	37,600	1,332
Memc Electronic Materials, Inc. ‡	2,500	44
Merck & Co., Inc.	41,600	1,248
MetLife, Inc.	8,400	285
Mettler-Toledo International, Inc. ‡	1,950	164
Microsoft Corp. (b)	207,100	4,872
Morgan Stanley (b)	18,700	533
Motorola, Inc.	68,800	493
Murphy Oil Corp.	5,700	332
Mylan, Inc. (b) ‡	26,073	344
National Oilwell Varco, Inc. ‡	17,720	636
National Semiconductor Corp.	2,800	42
Netapp, Inc. ‡	3,900	88
Newmont Mining Corp.	38,200	1,580
News Corp. -Class A	35,900	371
Noble Energy, Inc.	300	18
Northern Trust Corp.	23,100	1,382
Northrop Grumman Corp.	400	18
Novell, Inc. ‡	12,000	55
Novellus Systems, Inc. ‡	1,100	22
Occidental Petroleum Corp.	14,300	1,020
Oracle Corp.	45,700	1,011
Pall Corp.	1,800	55
Panera Bread Co. -Class A (b) ‡	4,000	220
Pepsi Bottling Group, Inc.	500	17
PepsiAmericas, Inc.	3,700	99
PerkinElmer, Inc.	7,300	129
Perrigo Co.	6,000	163

The notes are an integral part of this report.

	Shares	Value
United States - (continued)
Pfizer, Inc.	136,300	$2,171
Pharmerica Corp. ‡	383	8
Philip Morris International, Inc.	19,400	905
Pitney Bowes, Inc.	800	17
Polycom, Inc. (b) ‡	39,900	948
PPL Corp.	10,200	345
Praxair, Inc.	1,600	125
Precision Castparts Corp.	5,700	455
Pride International, Inc. ‡	800	20
Principal Financial Group, Inc.	6,800	161
Procter & Gamble Co.	42,100	2,337
Progressive Corp. ‡	16,700	260
Qualcomm, Inc.	22,300	1,030
Quest Diagnostics, Inc.	500	27
Qwest Communications International, Inc.	149,500	577
Ralcorp Holdings, Inc. ‡	1,210	77
Raytheon Co.	200	9
Reynolds American, Inc.	400	17
Ross Stores, Inc.	700	31
Ryder System, Inc.	700	25
Safeway, Inc.	800	15
Sara Lee Corp.	66,300	705
Schering-Plough Corp.	46,100	1,222
Smith International, Inc.	4,000	101
Southern Co.	3,900	122
Spirit Aerosystems Holdings, Inc. -Class A ‡	41,300	537
Sprint Nextel Corp. ‡	66,800	267
St. Joe Co. ‡	18,600	524
Stone Energy Corp. ‡	4,100	45
Sun Microsystems, Inc. ‡	23,450	215
Sunoco, Inc.	200	5
Supervalu, Inc.	3,272	49
Synopsys, Inc. ‡	1,100	22
Tellabs, Inc. ‡	4,100	24
Teradata Corp. ‡	2,500	61
Texas Instruments, Inc.	14,700	353
Thermo Fisher Scientific, Inc. ‡	8,700	394
Time Warner Cable, Inc. -Class A	2,058	68
Time Warner, Inc.	8,200	219
Total System Services, Inc.	2,200	32
Transatlantic Holdings, Inc.	3,200	151
Travelers Cos., Inc.	23,300	1,004
U.S. Bancorp	49,600	1,012
Unifi, Inc. ‡	26,800	56
Union Pacific Corp.	29,300	1,685
United Technologies Corp.	3,800	207
UnitedHealth Group, Inc. (b)	40,800	1,145
URS Corp. ‡	400	20
Valero Energy Corp.	900	16
Verizon Communications, Inc.	76,300	2,447
Viacom, Inc. -Class B ‡	32,600	756
Wabco Holdings, Inc.	100	2
Wal-Mart Stores, Inc.	42,300	2,109
Waters Corp. ‡	8,000	402
WellPoint, Inc. (b) ‡	21,750	1,144
Wells Fargo & Co.	62,100	1,519
Western Digital Corp. ‡	3,400	103
Western Union Co.	10,500	183
Windstream Corp.	10,122	89
Wyeth	28,700	1,336
Xerox Corp.	80,500	659
Xilinx, Inc.	1,000	22
XTO Energy, Inc.	7,900	318
Total Common Stocks (cost $258,183)		238,043

INVESTMENT COMPANIES - 3.7%
Cayman Islands - 0.0%
Dragon Capital - Vietnam Enterprise Investments, Ltd.	51,468	146
United States - 3.6%
Consumer Staples Select Sector SPDR Fund	25,400	623
Health Care Select Sector SPDR Fund	25,500	711
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	322
iShares Silver Trust	82,700	1,133
SPDR Gold Trust	77,000	7,188
SPDR KBW Bank Trust	4,100	82
Technology Select Sector	220,500	4,344
Telecom Holders Trust	4,600	110
Utilities Select Sector SPDR Fund	42,500	1,230
Vanguard Telecommunication Services Fund	500	25
Vietnam - 0.1%
Vinaland, Ltd.	436,400	327
Total Investment Companies (cost $15,364)		16,241

RIGHTS - 0.0%
Brazil - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Ә	1,736	3
Total Rights (cost $♦)

	Notional Amount
PURCHASED OPTIONS - 0.2%
Call Options - 0.2%
General Motors Corp.	13	♦
Call Strike $60.00
Expires 01/16/2010
General Motors Corp.	13	♦
Call Strike $50.00
Expires 01/16/2010
S&P 500 Index	2	75
Call Strike $1,000.00
Expires 12/19/2009
S&P 500 Index	9	852
Call Strike $925.00
Expires 12/19/2009
OTC AUD vs USD.	480	36
Call Strike $0.78
Expires 12/17/2009
Put Options - 0.0%
S&P 500 Index	1	49
Put Strike $900.00
Expires 12/19/2009
S&P 500 Index	3	26
Put Strike $875.00
Expires 09/19/2009
Total Purchased Options (cost $957)		1,038

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Principal		Value
CONVERTIBLE BONDS - 11.2%
Bermuda - 0.4%
Gome Electrical Appliances Holdings, Ltd.
Zero Coupon, 05/18/2014	CNY	8,100	$1,127
Pine Agritech, Ltd.
Zero Coupon, 07/27/2012	CNY	6,500	782
Canada - 0.3%
Addax Petroleum Corp.
3.75%, 05/31/2012		$400	444
Sino-Forest Corp.
5.00%, 08/01/2013-144A		1,125	1,034
Cayman Islands - 1.7%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012		600	657
Fu Ji Food And Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010	CNY	2,700	299
Subsea 7, Inc.
Zero Coupon, 06/29/2017		$200	187
2.80%, 06/06/2011		500	442
Transocean, Inc.
1.50%, 12/15/2037		333	304
1.50%, 12/15/2037		2,263	2,127
1.63%, 12/15/2037		1,247	1,206
YTL Power Finance Cayman, Ltd.
Zero Coupon, 05/09/2010		500	596
Zeus Cayman
Zero Coupon, 07/08/2013	JPY	127,000	1,269
China - 0.1%
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	4,390	617
Germany - 0.6%
Kreditanstalt Fuer Wiederaufbau
0.50%, 02/03/2010	EUR	650	916
3.25%, 06/27/2013	EUR	1,200	1,753
Hong Kong - 0.0%
Hongkong Land, Ltd.
2.75%, 12/21/2012 Reg S		$100	117
India - 1.4%
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011		200	249
Housing Development Finance Corp.
Zero Coupon, 09/27/2010		300	494
Punj Lloyd, Ltd.
Zero Coupon, 04/08/2011		500	528
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011		327	356
Reliance Communications, Ltd.
Zero Coupon, 03/06/2012		1,400	1,438
Zero Coupon, 05/10/2011		450	513
Suzlon Energy, Ltd.
Zero Coupon, 07/25/2014		592	633
Zero Coupon, 10/11/2012		500	405
Zero Coupon, 06/12/2012		325	276
Tata Motors, Ltd.
1.00%, 04/27/2011		450	474
Tata Steel, Ltd.
1.00%, 09/05/2012		400	421
Japan - 0.3%
Bank of Kyoto, Ltd.
1.90%, 09/30/2009	JPY	37,000	497
Zero Coupon, 03/31/2014	JPY	15,000	156
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	JPY	3,000	32
Suzuki Motor Corp.
Zero Coupon, 03/29/2013	JPY	75,000	800
Jersey Channel Islands - 1.0%
Aldar Funding, Ltd.
5.77%, 11/10/2011		$1,000	1,029
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012		3,090	2,527
Shire PLC
2.75%, 05/09/2014		900	804
Korea, Republic of - 0.1%
Korea Electric Power Corp.
Zero Coupon, 11/23/2011	JPY	50,000	525
Luxembourg - 0.0%
Acergy SA
2.25%, 10/11/2013		$100	85
Malaysia - 0.9%
Berjaya Land BHD
8.00%, 08/15/2011	MYR	1,240	360
Cherating Capital, Ltd.
2.00%, 07/05/2012 Ђ		$500	524
Feringghi Capital, Ltd.
Zero Coupon, 12/22/2009 Reg S		300	340
IOI Capital BHD
Zero Coupon, 12/18/2011		575	660
IOI Resources Labuan BHD
Zero Coupon, 01/15/2013		650	633
Paka Capital, Ltd.
1.00%, 03/12/2013		300	299
Rafflesia Capital, Ltd.
1.25%, 10/04/2011 Ђ		1,000	1,134
Netherlands - 0.2%
Heidelberg International Finance BV
0.88%, 02/09/2012	EUR	300	448
Pargesa Netherlands NV
1.75%, 06/15/2014	CHF	475	364
Singapore - 1.0%
Capitaland, Ltd.
2.95%, 06/20/2022	SGD	2,000	1,059
2.10%, 11/15/2016	SGD	1,000	657
3.13%, 03/12/2018	SGD	1,500	978
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	400	268
Wilmar International, Ltd.
Zero Coupon, 12/18/2012		$500	603
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	1,000	813
United Arab Emirates - 0.1%
Nakheel Development 2, Ltd.
2.75%, 01/15/2011		$880	589

The notes are an integral part of this report.

	Principal	Value
United States - 3.3%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015	$4,965	$3,003
Amgen, Inc.
0.38%, 02/01/2013	1,565	1,573
Archer-Daniels-Midland Co.
0.88%, 02/15/2014	319	315
Cell Genesys, Inc.
3.13%, 05/01/2013	21	8
Chesapeake Energy Corp.
2.50%, 05/15/2037	1,002	765
2.25%, 12/15/2038	665	420
2.75%, 11/15/2035	275	244
General Cable Corp.
1.00%, 10/15/2012	172	144
Greenbrier Cos., Inc.
2.38%, 05/15/2026	250	159
Helix Energy Solutions Group, Inc.
3.25%, 12/15/2025	68	55
Hologic, Inc.
2.00%, 12/15/2037 Ђ	2,441	1,874
Intel Corp.
2.95%, 12/15/2035	524	457
3.25%, 08/01/2039-144A	456	459
McMoRan Exploration Co.
5.25%, 10/06/2011	370	331
Medtronic, Inc.
1.63%, 04/15/2013	1,148	1,106
1.50%, 04/15/2011	133	131
Millipore Corp.
3.75%, 06/01/2026	77	79
Mylan, Inc.
1.25%, 03/15/2012	1,055	947
NABI Biopharmaceuticals
2.88%, 04/15/2025	80	77
SanDisk Corp.
1.00%, 05/15/2013	1,660	1,162
SBA Communications Corp.
4.00%, 10/01/2014-144A	395	425
Sonosite, Inc.
3.75%, 07/15/2014	208	186
Total Convertible Bonds (cost $44,848)		49,768

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.2%
U.S. Treasury Bill
0.13%, 09/17/2009 - 09/17/2009	1,595	1,595
0.15%, 09/03/2009 - 10/29/2009	11,913	11,909
0.15%, 08/20/2009	3,477	3,476
0.16%, 08/13/2009 - 08/13/2009	665	665
0.18%, 10/01/2009	270	270
0.19%, 09/24/2009 - 10/22/2009	4,815	4,815
Total Short-Term U.S. Government Obligations (cost $22,730)		22,730

	Shares
WARRANTS - 0.0%
Canada - 0.0%
Kinross Gold Corp.
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	41
Peak Gold, Ltd.
Expiration: 04/12/2012
Exercise Price: $0.00	41,000	1
Total Warrants (cost $33)		42

Total Investment Securities (cost $444,735) #		433,892
Other Assets and Liabilities - Net		1,089

Net Assets		$434,981

	Notional Amount
WRITTEN-OPTIONS-(-0.5%)
Put Options - (0.0%)
S&P 500 Index	(3)	(9)
Put Strike $800.00
Expires 09/19/2009
S&P 500 Index	(1)	(22)
Put Strike $800.00
Expires 12/19/2009
Call Options - (-0.5%)
Aetna, Inc.	(13)	(17)
Call Strike $30.00
Expires 10/17/2009
Apple, Inc.	(7)	(516)
Call Strike $85.00
Expires 01/16/2010
Avon Products, Inc.	(9)	(90)
Call Strike $22.50
Expires 01/16/2010
Bank of America Corp.	(40)	(64)
Call Strike $15.00
Expires 11/21/2009
Burlington Northern Santa Fe	(8)	(49)
Call Strike $80.00
Expires 01/16/2010
Cigna Corp.	(13)	(59)
Call Strike $25.00
Expires 10/17/2009
Cigna Corp.	(6)	(18)
Call Strike $30.00
Expires 01/16/2010
Complete Production Services, Inc.	(6)	(11)
Call Strike $7.50
Expires 01/16/2010
Consol Energy, Inc.	(12)	(18)
Call Strike $46.00
Expires 01/16/2010
Electronic Arts, Inc.	(8)	(16)
Call Strike $22.50
Expires 01/16/2010
Hewlett Packard Co.	(21)	(172)
Call Strike $35.00
Expires 08/22/2009

The notes are an integral part of this report.

	Notional Amount	Value
Call Options - (continued)
Humana, Inc.	(9)	$(37)
Call Strike $32.00
Expires 11/21/2009
JPMorgan Chase & Co.	(19)	(65)
Call Strike $39.00
Expires 12/19/2009
Microsoft Corp.	(20)	(13)
Call Strike $25.00
Expires 10/17/2009
Microsoft Corp.	(20)	(175)
Call Strike $15.00
Expires 01/16/2010
Microsoft Corp.	(22)	(138)
Call Strike $17.50
Expires 01/16/2010
Morgan Stanley	(5)	(3)
Call Strike $33.00
Expires 10/17/2009
Mylan, Inc.	(8)	(4)
Call Strike $15.00
Expires 10/17/2009
Panera Bread Co.	(4)	(6)
Call Strike $55.00
Expires 08/22/2009
Polycom, Inc.	(10)	(49)
Call Strike $20.00
Expires 01/16/2010
S&P 500 Index	(9)	(347)
Call Strike $1,025.00
Expires 12/19/2009
UnitedHealth Group, Inc.	(16)	(60)
Call Strike $27.00
Expires 12/19/2009
WellPoint, Inc.	(8)	(32)
Call Strike $55.00
Expires 12/19/2009
Total Written Options (Premiums: $1,206)		(1,990)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 07/31/2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid(Received)	Unrealized Depreciation
United Mexican States, 7.50%, 04/08/2033	3.65%	02/20/2014	CBK	3.03	$250	$(22)	$—	$(22)
United Mexican States, 7.50%, 04/08/2033	3.85%	02/20/2014	CBK	3.03	250	(24)	—	(24)
United Mexican States, 7.50%, 04/08/2033	4.90%	03/20/2014	CBK	3.04	250	(36)	—	(36)
						$(82)	$—	$(82)

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
90-Day Euro	1	09/14/2009	$(11)
DAX Index	3	09/18/2009	61
DJ Euro STOXX 50 Index	88	09/18/2009	318
FTSE 100 Index	10	09/18/2009	18
Hang Seng Index	2	08/28/2009	♦
Nikkei 225 Index	10	09/10/2009	(30)
Nikkei 225 Index	10	09/11/2009	55
S&P 500 Index	29	09/17/2009	(477)
S&P TSE 60 Index	4	09/17/2009	(3)
			$(69)

The notes are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(378)	08/13/2009	(312)	$(4)
Brazilian Real	429	08/07/2009	227	3
Brazilian Real	(429)	08/07/2009	(226)	(4)
Euro	(3,616)	08/13/2009	(5,125)	(29)
Euro	(126)	08/07/2009	(179)	(1)
Hong Kong Dollar	134	08/03/2009	17	♦
Japanese Yen	162,011	08/13/2009	1,714	(2)
New Zealand Dollar	(631)	08/13/2009	(416)	(2)
Pound Sterling	(2,100)	08/06/2009	(3,457)	(52)
Pound Sterling	(307)	08/06/2009	(505)	(7)
Pound Sterling	(310)	08/07/2009	(508)	(9)
Republic of Korea Won	(533,779)	08/07/2009	(427)	(7)
Singapore Dollar	(1,010)	08/14/2009	(700)	(2)
South African Rand	(3,328)	08/13/2009	(423)	(5)
Swiss Franc	(950)	08/07/2009	(889)	(1)
Taiwan Dollar	(14,513)	08/07/2009	(443)	1
Turkish Lira	(256)	08/07/2009	(171)	(3)
				$(124)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	212	08/14/2009	$4
Sell	Swedish Krona	(2,237)	08/14/2009	(12)
Buy	Euro	451	08/14/2009	3
Sell	Swiss Franc	(688)	08/14/2009	(4)
Buy	Euro	524	08/14/2009	10
Sell	Hungarian Forint	(141,465)	08/14/2009	(19)
Buy	Japanese Yen	60,521	08/14/2009	3
Sell	Euro	(453)	08/14/2009	(9)
Buy	Japanese Yen	94,111	08/07/2009	(10)
Sell	Euro	(710)	08/07/2009	(7)
Buy	Japanese Yen	123,195	08/07/2009	(13)
Sell	Euro	(931)	08/07/2009	(11)
Buy	Japanese Yen	128,971	08/14/2009	(1)
Sell	Euro	(964)	08/14/2009	(10)
Buy	Japanese Yen	181,244	08/07/2009	(20)
Sell	Euro	(1,369)	08/07/2009	(16)
				$(112)

The notes are an integral part of this report.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	9.9%	$42,958
U.S. Government Obligation	9.5	41,264
Oil, Gas & Consumable Fuels	9.1	38,668
Pharmaceuticals	5.5	22,961
Capital Markets	4.8	20,875
Diversified Financial Services	4.3	18,654
Metals & Mining	4.3	17,484
Insurance	3.3	13,594
Diversified Telecommunication Services	3.1	13,416
Wireless Telecommunication Services	2.8	12,269
Food Products	2.6	11,173
Commercial Banks	2.4	9,861
Industrial Conglomerates	1.9	7,957
Software	1.8	7,823
Energy Equipment & Services	1.8	7,713
Computers & Peripherals	1.7	7,451
Communications Equipment	1.7	7,226
Health Care Equipment & Supplies	1.7	7,137
Health Care Providers & Services	1.6	6,775
Real Estate Management & Development	1.6	6,727
Semiconductors & Semiconductor Equipment	1.6	6,503
Road & Rail	1.5	6,176
Chemicals	1.4	6,117
Electric Utilities	1.4	5,749
Beverages	1.0	4,536
Food & Staples Retailing	1.0	4,248
Media	0.9	3,887
Electronic Equipment & Instruments	0.7	3,599
Automobiles	0.7	3,564
Aerospace & Defense	0.7	3,342
Trading Companies & Distributors	0.7	3,208
Construction & Engineering	0.7	3,197
Biotechnology	0.7	3,113
Tobacco	0.6	2,678
Household Products	0.6	2,575
Machinery	0.5	2,568
Hotels, Restaurants & Leisure	0.5	2,233
Internet Software & Services	0.5	2,136
Electrical Equipment	0.4	2,124
Transportation Infrastructure	0.4	1,806
Paper & Forest Products	0.4	1,760
Household Durables	0.3	1,673
Office Electronics	0.3	1,547
Life Sciences Tools & Services	0.3	1,344
Specialty Retail	0.2	1,282
Derivative	0.2	1,038
Auto Components	0.2	1,007
Independent Power Producers & Energy Traders	0.2	984
Thrifts & Mortgage Finance	0.1	758
Personal Products	0.1	629
Real Estate Investment Trusts	0.1	617
Gas Utilities	0.1	601
IT Services	0.1	557
Leisure Equipment & Products	0.1	452
Construction Materials	0.1	391
Containers & Packaging	0.1	306

The notes are an integral part of this report.

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Multi-Utilities	0.0%	$257
Textiles, Apparel & Luxury Goods	0.0	201
Marine	0.0	160
Consumer Finance	0.0	97
Building Products	0.0	82
Multiline Retail	0.0	40
Commercial Services & Supplies	0.0	17
Professional Services	0.0	10
Internet & Catalog Retail	0.0	5
Asset-Backed Security	0.0	2
Investment Securities, at Value	94.8	411,162
Short-Term Investments	5.2	22,730
Total Investments	100.0%	$433,892

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
*	Floating or variable rate note. Rate is listed as of 07/31/2009.
♦	Value and/or principal is less than $1.
▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $1,583, or 0.36%, of the Fund’s net assets.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
#

Aggregate cost for federal income tax purposes is $444,735. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,906 and $43,749, respectively. Net unrealized depreciation for tax purposes is $10,843.

Г	Contract amounts are not in thousands.
∞	Restricted security. The Fund owned the following securities (representing 0.36% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Value	Price¥
Johor Corp. 07/31/2012	01/30/2009	2,896	$785	$806	$0.27
Preferred Term Securities XXIV, Ltd. 03/22/2037	12/13/2006	350	343	♦	0.98
Preferred Term Securities XXV, Ltd. 03/22/2037	06/20/2007	175	173	♦	0.99
Preferred Term Securities XXVI, Ltd. 09/22/2037	12/13/2006	190	189	♦	0.99
Preferred Term Securities XXVII, Ltd. 12/22/2037	03/15/2007	200	200	♦	1.00

Description	Date of Acquisition	Shares	Cost	Value	Price
Mizuho Financial Group, Inc.	11/19/2008	105	$637	$777	$6.06

¥ Price not in thousands

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(a)	A portion of this security has been pledged as collateral and segregated with the broker in the amount of $5,209 to cover margin requirements for open future contracts.
(b)

All or a portion of these securities have been pledged as collateral and segregated with Options Clearing Corp. in the amount of $9,651 to cover margin requirements for open written option contracts. Also, cash in the amount of $10 has been pledged as collateral and segregated with the broker to cover open option contracts.

The notes are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $8,635, or 1.99%, of the Fund’s net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CNY	Chinese Yuan
CPI	Consumer Price Index
DAX	Deutscher Aktian Index
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	Pound Sterling
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust (includes domestic and foreign)
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipt
TIPS	Treasury Inflation Protected Securities

The notes are an integral part of this report.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$12,004	$—	$3	$12,007
Equities - Consumer Staples	22,051	—	—	22,051
Equities - Derivative	1,002	36	—	1,038
Equities - Energy	33,385	1,011	—	34,396
Equities - Financials	43,316	—	—	43,316
Equities - Health Care	33,941	—	—	33,941
Equities - Industrials	27,508	—	—	27,508
Equities - Information Technology	31,112	—	—	31,112
Equities - Materials	21,729	578	—	22,307
Equities - Telecommunication Services	21,256	—	—	21,256
Equities - Utilities	5,967	200	—	6,167
Fixed Income - Asset-Backed Security	—	2	—	2
Fixed Income - Consumer Discretionary	—	3,624	—	3,624
Fixed Income - Consumer Staples	—	2,683	—	2,683
Fixed Income - Energy	—	11,984	—	11,984
Fixed Income - Financials	—	23,526	—	23,526
Fixed Income - Foreign Government Obligation	—	42,958	—	42,958
Fixed Income - Health Care	—	6,706	—	6,706
Fixed Income - Industrials	—	3,795	—	3,795
Fixed Income - Information Technology	—	5,097	—	5,097
Fixed Income - Materials	—	3,729	—	3,729
Fixed Income - Telecommunication Services	—	4,926	—	4,926
Fixed Income - U.S. Government Obligation	—	41,263	—	41,263
Fixed Income - Utilities	—	1,426	—	1,426
Investment Company - Financials	4,344	—	—	4,344
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	22,730	—	22,730
Total	$257,615	$176,274	$3	$433,892

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(236)	$—	$(236)
Credit Default Swap	—	(82)	—	(82)
Futures Contracts	—	(69)	—	(69)
Written Option	(1,990)	—	—	(1,990)
Total	$(1,990)	$(387)	$—	$(2,377)

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Foreign Equity - Consumer Discretionary	$—	$3	$—	$—	$—	$—	$3
Total	$—	$3	$—	$—	$—	$—	$3

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 4.5%
General Dynamics Corp.	111,000	$6,148
L-3 Communications Corp.	62,000	4,681
Northrop Grumman Corp.	112,000	4,993
Raytheon Co.	108,000	5,071
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc. ‡	197,000	4,848
Pepsi Bottling Group, Inc.	90,000	3,056
Biotechnology - 1.0%
Amgen, Inc. ‡	72,000	4,486
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	75,000	12,248
Chemicals - 0.6%
FMC Corp.	54,000	2,627
Commercial Banks - 0.0%
Wells Fargo & Co.	3,000	73
Computers & Peripherals - 1.7%
EMC Corp. -Series MA ‡	399,000	6,008
QLogic Corp. ‡	38,000	496
Western Digital Corp. ‡	42,000	1,271
Containers & Packaging - 0.6%
Bemis Co., Inc.	108,000	2,843
Diversified Consumer Services - 0.5%
H&R Block, Inc.	131,000	2,186
Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	130,000	5,025
Diversified Telecommunication Services - 7.7%
AT&T, Inc.	771,000	20,223
Frontier Communications Corp.	167,000	1,169
Qwest Communications International, Inc.	337,000	1,301
Verizon Communications, Inc.	431,000	13,822
Electric Utilities - 0.9%
Edison International	128,000	4,137
Electrical Equipment - 0.1%
Hubbell, Inc. -Class B	16,000	597
Energy Equipment & Services - 5.7%
BJ Services Co.	338,000	4,793
Ensco International, Inc.	129,000	4,888
Nabors Industries, Ltd. ‡	303,000	5,156
National Oilwell Varco, Inc. ‡	120,000	4,313
Pride International, Inc. ‡	110,000	2,758
Rowan Cos., Inc.	235,000	5,013
Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc. ‡	120,000	4,002
Kroger Co.	206,000	4,403
Safeway, Inc.	50,000	947
Food Products - 1.2%
Archer-Daniels-Midland Co.	184,000	5,542
Health Care Equipment & Supplies - 0.3%
Cooper Cos., Inc.	57,000	1,564
Health Care Providers & Services - 7.9%
Aetna, Inc.	212,000	5,718
AmerisourceBergen Corp. -Class A	212,000	4,181
Coventry Health Care, Inc. ‡	242,000	5,566
McKesson Corp.	38,000	1,944
Medco Health Solutions, Inc. ‡	82,000	4,335
UnitedHealth Group, Inc.	296,000	8,305
WellPoint, Inc. ‡	134,000	7,053
Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	26,000	1,432
Household Durables - 2.5%
D.R. Horton, Inc.	340,000	3,941
Leggett & Platt, Inc.	125,000	2,169
Lennar Corp. -Class A	96,000	1,137
Toll Brothers, Inc. ‡	223,000	4,361
Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. ‡	191,000	5,197
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	51,000	1,598
General Electric Co.	272,000	3,645
Insurance - 8.7%
American Financial Group, Inc.	79,500	1,939
Chubb Corp.	147,000	6,788
Endurance Specialty Holdings, Ltd.	78,000	2,603
Everest RE Group, Ltd.	49,000	3,931
HCC Insurance Holdings, Inc.	165,000	4,142
PartnerRe, Ltd.	70,000	4,801
RenaissanceRe Holdings, Ltd.	55,000	2,764
Travelers Cos., Inc.	168,000	7,235
Unum Group	286,000	5,368
W.R. Berkley Corp.	59,000	1,371
IT Services - 2.2%
Alliance Data Systems Corp. ‡	96,000	4,896
Computer Sciences Corp. ‡	118,000	5,684
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	98,000	2,654
U.S. Steel Corp.	129,000	5,127
Multiline Retail - 4.5%
Dollar Tree, Inc. ‡	34,000	1,568
JC Penney Corp., Inc.	177,000	5,337
Kohl’s Corp. ‡	97,000	4,709
Macy’s, Inc.	388,000	5,396
Sears Holdings Corp. ‡	70,000	4,644
Multi-Utilities - 1.5%
MDU Resources Group, Inc.	111,000	2,234
Sempra Energy	95,000	4,981
Oil, Gas & Consumable Fuels - 21.2%
Anadarko Petroleum Corp.	149,000	7,182
Chevron Corp.	267,000	18,548
ConocoPhillips	253,000	11,059
Exxon Mobil Corp.	295,000	20,764
Marathon Oil Corp.	219,000	7,063
Occidental Petroleum Corp.	150,000	10,701
Pioneer Natural Resources Co.	9,000	257
Southern Union Co.	110,000	2,132
Sunoco, Inc.	118,000	2,913
Tesoro Corp.	43,000	563
Valero Energy Corp.	308,000	5,544
Williams Cos., Inc.	342,000	5,708
XTO Energy, Inc.	172,000	6,920

The notes are an integral part of this report.

1

	Shares	Value
Pharmaceuticals - 9.1%
Bristol-Myers Squibb Co.	227,000	$4,935
Johnson & Johnson	137,000	8,342
Pfizer, Inc.	958,000	15,262
Schering-Plough Corp.	199,000	5,275
Wyeth	202,000	9,403
Software - 2.6%
Amdocs, Ltd. ‡	128,000	3,062
CA, Inc.	146,000	3,086
Compuware Corp. ‡	450,000	3,299
McAfee, Inc. ‡	60,000	2,675
Specialty Retail - 2.1%
Gap, Inc.	300,000	4,896
RadioShack Corp.	319,000	4,948
Tobacco - 0.2%
Reynolds American, Inc.	19,000	827
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp. ‡	1,118,000	4,472
U.S. Cellular Corp. ‡	18,000	645
Total Common Stocks (cost $467,936)		469,923

SHORT - TERM INVESTMENT COMPANY - 0.1%
Capital Markets - 0.1%
BlackRock Provident TempFund 24	516,189	516
Total Investment Company (cost $516)

Total Investment Securities (cost $468,452) #		470,439
Other Assets and Liabilities - Net		521

Net Assets		$470,960

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $468,452. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,327 and $39,340, respectively. Net unrealized appreciation for tax purposes is $1,987.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$46,724	$—	$—	$46,724
Equities - Consumer Staples	23,625	—	—	23,625
Equities - Energy	126,275	—	—	126,275
Equities - Financials	58,288	—	—	58,288
Equities - Health Care	86,369	—	—	86,369
Equities - Industrials	26,733	—	—	26,733
Equities - Information Technology	30,477	—	—	30,477
Equities - Materials	13,251	—	—	13,251
Equities - Telecommunication Services	41,632	—	—	41,632
Equities - Utilities	16,549	—	—	16,549
Short-Term Investment Company - Financials	—	516	—	516
Total	$469,923	$516	$—	$470,439

The notes are an integral part of this report.

2

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 92.2%
Chemicals - 0.7%
E.I. duPont de Nemours & Co.	9,500	$294
Praxair, Inc.	5,000	391
Energy Equipment & Services - 24.9%
Acergy SA ADR	24,200	259
Baker Hughes, Inc.	25,800	1,045
BJ Services Co.	16,600	235
Cameron International Corp. ‡	53,200	1,661
Diamond Offshore Drilling, Inc.	14,100	1,267
Dresser-Rand Group, Inc. ‡	51,300	1,493
Dril-Quip, Inc. ‡	16,100	681
Exterran Holdings, Inc. ‡	130	2
FMC Technologies, Inc. ‡	40,700	1,770
Halliburton Co.	50,200	1,109
Helmerich & Payne, Inc.	26,200	900
Nabors Industries, Ltd. ‡	31,400	534
National Oilwell Varco, Inc. ‡	68,672	2,468
Noble Corp.	43,200	1,463
Pride International, Inc. ‡	19,500	489
Rowan Cos., Inc.	13,200	282
Saipem SpA	45,300	1,227
Schlumberger, Ltd.	21,700	1,161
Smith International, Inc.	23,600	593
Technip SA ADR	18,500	1,127
Tesco Corp. ‡	30,300	304
Transocean, Ltd. ‡	42,321	3,373
Trican Well Service, Ltd.	12,400	111
Weatherford International, Ltd. ‡	99,600	1,868
Gas Utilities - 1.1%
EQT Corp.	27,900	1,071
Metals & Mining - 8.8%
Alcoa, Inc.	6,500	76
Aluminum Corp. of China, Ltd. ADR	54,800	1,583
Barrick Gold Corp.	14,300	499
BHP Billiton, Ltd.	17,300	548
Eldorado Gold Corp. ‡	115,400	1,160
Goldcorp, Inc.	38,200	1,451
Hudbay Minerals, Inc. ‡	53,700	398
Inmet Mining Corp.	3,700	155
Newcrest Mining, Ltd.	42,795	1,074
Newmont Mining Corp.	2,400	99
Southern Copper Corp.	37,800	974
Vale SA -Class B ADR	49,800	983
Oil, Gas & Consumable Fuels - 56.0%
Addax Petroleum Corp.	13,000	618
Anadarko Petroleum Corp.	15,000	723
Apache Corp.	36,200	3,040
Arch Coal, Inc.	9,900	172
BP PLC ADR	11,700	585
Cabot Oil & Gas Corp.	25,100	882
Canadian Natural Resources, Ltd.	25,100	1,509
Carrizo Oil & Gas, Inc. ‡	16,300	310
Chevron Corp.	39,800	2,765
Cimarex Energy Co.	5,600	200
CNOOC, Ltd. ADR	9,000	1,200
Coastal Energy Co. ‡	137,550	412
ConocoPhillips	36,500	1,595
Consol Energy, Inc.	19,500	693
Crew Energy, Inc. ‡	77,300	379
Denbury Resources, Inc. ‡	16,700	277
Devon Energy Corp.	56,300	3,271
EnCana Corp.	35,200	1,888
ENI SpA ADR	5,300	247
EOG Resources, Inc.	60,200	4,458
Exxon Mobil Corp.	36,900	2,597
Forest Oil Corp. ‡	13,100	221
Hess Corp.	21,800	1,203
Husky Energy, Inc.	29,000	853
Marathon Oil Corp.	40,700	1,313
Mariner Energy, Inc. ‡	10,600	127
Murphy Oil Corp.	70,700	4,116
Newfield Exploration Co. ‡	19,700	775
Nexen, Inc.	32,400	672
Noble Energy, Inc.	21,200	1,296
Occidental Petroleum Corp.	34,400	2,454
Pan Orient Energy Corp. ‡	61,600	323
Paramount Resources, Ltd. - Class A ‡	19,800	130
Patriot Coal Corp. ‡	7,940	66
Peabody Energy Corp.	39,700	1,314
Petro-Canada	26,200	1,082
Petroleo Brasileiro SA ADR	30,800	1,270
Pioneer Natural Resources Co.	10,600	303
Progress Energy Resources Corp.	42,500	373
Range Resources Corp.	44,800	2,079
Southwestern Energy Co. ‡	19,000	787
Suncor Energy, Inc.	70,000	2,264
Talisman Energy, Inc.	158,800	2,454
Total SA ADR	26,000	1,447
Tristar Oil & Gas, Ltd. ‡	61,348	651
Valero Energy Corp.	25,400	457
Whiting Petroleum Corp. ‡	12,800	588
Williams Cos., Inc.	19,400	324
XTO Energy, Inc.	7,375	297
Paper & Forest Products - 0.4%
Votorantim Celulose E Papel SA ADR ‡	26,400	394
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	19,900	338
Total Common Stocks (cost $100,980)		93,970

	Principal
REPURCHASE AGREEMENT - 7.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $7,892 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $8,054.	$7,892	7,892
Total Repurchase Agreement (cost $7,892)

Total Investment Securities (cost $108,872) #		101,862
Other Assets and Liabilities - Net		63

Net Assets		$101,925

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $108,872. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,885 and $14,895, respectively. Net unrealized depreciation for tax purposes is $7,010.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Energy	$82,482	$—	$—	$82,482
Equities - Industrials	338	—	—	338
Equities - Materials	10,079	—	—	10,079
Equities - Utilities	1,071	—	—	1,071
Cash & Cash Equivalent - Repurchase Agreement	—	7,892	—	7,892
Total	$93,970	$7,892	$—	$101,862

The notes are an integral part of this report.

2

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 2.6%
AAR Corp ‡	2,700	$52
Applied Signal Technology, Inc.	1,300	33
Dyncorp International, Inc. -Class A ‡	1,500	30
General Dynamics Corp.	13,700	759
L-3 Communications Corp.	3,700	279
Northrop Grumman Corp.	22,900	1,021
Triumph Group, Inc.	600	24
Air Freight & Logistics - 1.5%
Atlas Air Worldwide Holdings, Inc. ‡	2,200	55
Dynamex, Inc. ‡	3,700	58
Expeditors International of Washington, Inc.	10,900	370
United Parcel Service, Inc. -Class B	10,300	553
UTI Worldwide, Inc. ‡	16,700	211
Airlines - 0.1%
Allegiant Travel Co. -Class A ‡	1,000	43
Hawaiian Holdings, Inc. ‡	12,100	78
Auto Components - 0.0%
Cooper Tire & Rubber Co.	1,100	16
Automobiles - 0.6%
Thor Industries, Inc.	20,400	488
Biotechnology - 0.1%
Kendle International, Inc. ‡	4,500	52
RTI Biologics, Inc. ‡	9,600	43
Building Products - 0.1%
AAON, Inc.	700	14
Apogee Enterprises, Inc.	3,800	55
Capital Markets - 0.1%
BGC Partners, Inc. -Class A	7,800	36
GFI Group, Inc.	9,800	63
Knight Capital Group, Inc. -Class A ‡	1,400	26
Chemicals - 3.5%
Airgas, Inc.	9,300	415
Ashland, Inc.	21,300	706
Balchem Corp.	1,900	53
Cabot Corp.	22,700	415
FMC Corp.	12,600	613
Innophos Holdings, Inc.	2,700	51
LSB Industries, Inc. ‡	3,100	55
Quaker Chemical Corp.	1,000	18
Schulman, Inc.	1,500	32
Scotts Miracle-Gro Co. -Class A	13,300	519
Symyx Technologies ‡	8,700	60
Commercial Banks - 0.1%
Dime Community Bancorp, Inc.	2,000	24
First Community Bancshares, Inc.	1,100	15
Oceanfirst Financial Corp.	1,900	23
United Community Banks, Inc. ‡	6,100	41
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	2,500	53
American Railcar Industries, Inc.	3,000	25
ATC Technology Corp. ‡	3,900	82
Avery Dennison Corp.	10,300	275
Cenveo, Inc. ‡	10,400	50
Cintas Corp.	3,500	88
Comfort Systems USA, Inc.	4,600	54
Compass Diversified Holdings	4,000	36
Cornell Companies, Inc. ‡	3,300	57
Ennis, Inc.	1,800	27
Equifax, Inc.	16,600	431
G&K Services, Inc. -Class A	1,300	30
M&F Worldwide Corp. ‡	3,100	62
Pitney Bowes, Inc.	47,300	976
Providence Service Corp. ‡	4,700	50
Sturm Ruger & Co., Inc.	2,500	31
Waste Services, Inc. ‡	8,600	41
Communications Equipment - 1.9%
Acme Packet, Inc. ‡	1,700	17
Arris Group, Inc. ‡	5,700	69
Avocent Corp. ‡	12,600	195
BEL Fuse, Inc. -Class B	1,700	31
Harris Corp.	17,900	561
PC-Telephone, Inc. ‡	4,900	33
Qualcomm, Inc.	11,400	527
Seachange International, Inc. ‡	3,800	35
Symmetricom, Inc. ‡	8,200	53
Tekelec ‡	3,200	59
Computers & Peripherals - 2.9%
Apple, Inc. ‡	2,600	425
Cray, Inc. ‡	8,600	70
Diebold, Inc.	22,100	612
EMC Corp. -Series MA ‡	30,600	461
International Business Machines Corp.	4,300	507
Lexmark International, Inc. -Class A ‡	23,000	333
Rimage Corp. ‡	700	12
Construction & Engineering - 2.3%
Ameron International Corp.	400	30
Dycom Industries, Inc. ‡	56,400	717
Emcor Group, Inc. ‡	3,400	82
Fluor Corp.	5,600	296
Jacobs Engineering Group, Inc. ‡	3,900	160
Michael Baker Corp. ‡	1,100	47
Shaw Group, Inc. ‡	20,000	589
Consumer Finance - 0.1%
World Acceptance Corp. ‡	2,300	55
Containers & Packaging - 3.7%
Bemis Co., Inc.	18,500	487
Bway Holding Co. ‡	4,600	73
Crown Holdings, Inc. ‡	28,800	723
Pactiv Corp. ‡	35,700	898
Sealed Air Corp.	17,600	324
Temple-Inland, Inc.	35,700	559
Distributors - 1.4%
Core-Mark Holding Co., Inc. ‡	2,800	75
Genuine Parts Co.	30,000	1,063
Diversified Consumer Services - 1.3%
Apollo Group, Inc. -Class A ‡	2,900	200
Career Education Corp. ‡	6,100	140
Corinthian Colleges, Inc. ‡	1,500	23
H&R Block, Inc.	11,500	192
Pre-Paid Legal Services, Inc. ‡	1,000	49
Regis Corp.	13,200	180
Weight Watchers International, Inc.	10,300	287
Diversified Financial Services - 0.0%
Oppenheimer Holdings, Inc. -Class A	600	17

The notes are an integral part of this report.

1

	Shares	Value
Diversified Telecommunication Services - 1.5%
CenturyTel, Inc.	21,500	$675
NTELOS Holdings Corp.	2,900	45
Windstream Corp.	55,700	488
Electric Utilities - 2.1%
Allegheny Energy, Inc.	27,200	687
Comverge, Inc. ‡	4,500	59
DPL, Inc.	23,600	565
Idacorp, Inc.	16,500	457
Electrical Equipment - 1.6%
Cooper Industries, Ltd. -Class A	16,300	536
Encore Wire Corp.	2,800	61
Enersys ‡	3,800	75
LA Barge, Inc. ‡	4,900	52
Powell Industries, Inc. ‡	1,700	61
Thomas & Betts Corp. ‡	17,600	469
Ultralife Corp. ‡	7,500	48
Electronic Equipment & Instruments - 2.2%
Benchmark Electronics, Inc. ‡	2,200	35
Brightpoint, Inc. ‡	3,100	18
Cogent, Inc. ‡	4,600	52
FLIR Systems, Inc. ‡	13,100	282
Greatbatch, Inc. ‡	800	18
Ingram Micro, Inc. -Class A ‡	24,300	409
Insight Enterprises, Inc. ‡	2,900	30
L-1 Identity Solutions, Inc. ‡	5,300	42
Multi-Fineline Electronix, Inc. ‡	3,300	75
OSI Systems, Inc. ‡	3,800	75
PC Mall, Inc. ‡	6,100	53
RadiSys Corp. ‡	8,500	67
ScanSource, Inc. ‡	2,200	63
Tech Data Corp. ‡	15,300	534
TTM Technologies, Inc. ‡	6,300	62
Energy Equipment & Services - 2.4%
Bristow Group, Inc. ‡	1,500	50
Cal Dive International, Inc. ‡	3,000	27
Dawson Geophysical Co. ‡	2,000	61
Gulfmark Offshore, Inc. ‡	1,400	45
Helix Energy Solutions Group, Inc. ‡	8,100	85
ICO, Inc. ‡	8,400	35
National Oilwell Varco, Inc. ‡	17,300	621
Oceaneering International, Inc. ‡	2,900	148
SEACOR Holdings, Inc. ‡	4,200	334
Tidewater, Inc.	11,100	499
Willbros Group, Inc. ‡	4,300	59
Food & Staples Retailing - 2.4%
Nash Finch Co.	1,900	58
Pantry, Inc. ‡	2,600	46
Safeway, Inc.	18,500	350
Supervalu, Inc.	29,900	443
Susser Holdings Corp. ‡	1,800	21
SYSCO Corp.	41,000	975
United Natural Foods, Inc. ‡	1,900	51
Weis Markets, Inc.	700	23
Food Products - 2.4%
American Italian Pasta Co. ‡	1,200	38
Archer-Daniels-Midland Co.	33,400	1,005
B&G Foods, Inc. -Class A	3,200	27
Dean Foods Co. ‡	22,800	483
HQ Sustainable Maritime Industries, Inc. ‡	5,900	51
Lancaster Colony Corp.	4,500	205
Sara Lee Corp.	30,900	329
Gas Utilities - 0.8%
Laclede Group, Inc.	1,600	54
New Jersey Resources Corp.	700	27
Southwest Gas Corp.	1,000	24
UGI Corp.	21,800	576
Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc. ‡	4,700	72
Aspect Medical Systems, Inc. ‡	1,800	11
Cantel Medical Corp. ‡	3,800	59
Cardiac Science Corp. ‡	7,900	31
Cooper Cos., Inc.	4,700	129
Electro-Optical Sciences, Inc. ‡	4,000	29
Gen-Probe, Inc. ‡	4,800	178
Hologic, Inc. ‡	30,500	448
ICU Medical, Inc. ‡	300	12
Immucor, Inc. ‡	57,600	960
Invacare Corp.	3,400	69
Kinetic Concepts, Inc. ‡	3,200	101
Masimo Corp. ‡	2,000	49
Matrixx Initiatives, Inc. ‡	8,900	50
Stereotaxis, Inc. ‡	12,400	56
Steris Corp.	5,400	152
Stryker Corp.	12,500	486
Symmetry Medical, Inc. ‡	8,000	68
Health Care Providers & Services - 4.9%
Amedisys, Inc. ‡	1,600	72
Cardinal Health, Inc.	4,200	140
Centene Corp. ‡	1,700	33
Community Health Systems, Inc. ‡	19,700	558
Emergency Medical Services Corp. -Class A ‡	500	20
Gentiva Health Services, Inc. ‡	700	15
Humana, Inc. ‡	19,800	650
Inventiv Health, Inc. ‡	3,500	54
Kindred Healthcare, Inc. ‡	19,100	268
LHC Group, Inc. ‡	1,300	38
Magellan Health Services, Inc. ‡	1,400	45
McKesson Corp.	12,600	644
Molina Healthcare, Inc. ‡	1,500	34
Odyssey Healthcare, Inc. ‡	4,700	55
Omnicare, Inc.	19,400	463
Pharmerica Corp. ‡	2,400	50
Rehabcare Group, Inc. ‡	900	22
UnitedHealth Group, Inc.	28,500	800
Universal American Financial Corp. ‡	4,100	37
Health Care Technology - 0.5%
IMS Health, Inc.	33,100	397
Vital Images, Inc. ‡	3,900	52

The notes are an integral part of this report.

2

	Shares	Value
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	33,100	$551
Cheesecake Factory ‡	9,200	178
Churchill Downs, Inc.	2,000	75
Gaylord Entertainment Co. ‡	2,400	34
International Speedway Corp. -Class A	10,300	263
Isle of Capri Casinos, Inc. ‡	2,100	25
Panera Bread Co. -Class A ‡	12,100	665
PF Chang’s China Bistro, Inc. ‡	1,200	41
Pinnacle Entertainment, Inc. ‡	3,000	30
Red Robin Gourmet Burgers, Inc. ‡	800	15
Ruby Tuesday, Inc. ‡	3,600	27
Shuffle Master, Inc. ‡	3,100	22
Steak N Shake Co. ‡	3,800	39
Wyndham Worldwide Corp.	50,100	700
Household Durables - 2.4%
Jarden Corp. ‡	27,000	666
Kimball International, Inc. -Class B	4,000	27
Leggett & Platt, Inc.	17,200	298
M/I Homes, Inc. ‡	5,500	72
MDC Holdings, Inc.	13,000	458
National Presto Industries, Inc.	200	16
Snap-On, Inc.	11,500	410
Tempur-Pedic International, Inc.	900	13
Universal Electronics, Inc. ‡	600	13
Independent Power Producers & Energy Traders - 1.4%
Mirant Corp. ‡	58,800	1,062
NRG Energy, Inc. ‡	3,600	98
Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	37,600	1,178
Raven Industries, Inc.	2,000	57
Standex International Corp.	1,100	14
Insurance - 0.7%
Aflac, Inc.	11,100	419
Assured Guaranty, Ltd.	1,800	25
Horace Mann Educators Corp.	2,200	25
Infinity Property & Casualty Corp.	1,100	46
Internet & Catalog Retail - 0.1%
PetMed Express, Inc. ‡	2,800	52
Internet Software & Services - 0.1%
Divx, Inc. ‡	9,300	55
S1 Corp. ‡	7,100	50
IT Services - 2.7%
Acxiom Corp.	17,100	165
Agilysys, Inc.	7,600	36
Alliance Data Systems Corp. ‡	8,300	423
CACI International, Inc. -Class A ‡	1,200	55
Ciber, Inc. ‡	17,000	56
Convergys Corp. ‡	30,800	330
Exlservice Holdings, Inc. ‡	4,100	53
Forrester Research, Inc. ‡	1,500	34
Gartner, Inc. ‡	23,000	393
Hewitt Associates, Inc. -Class A ‡	18,200	546
Teletech Holdings, Inc. ‡	3,300	55
Verifone Holdings, Inc. ‡	3,400	31
Virtusa Corp. ‡	4,300	40
Leisure Equipment & Products - 0.0%
RC2 Corp. ‡	1,700	26
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. ‡	2,800	28
Dionex Corp. ‡	600	40
Pharmaceutical Product Development, Inc.	18,800	390
Machinery - 5.0%
Alamo Group, Inc.	4,000	55
Briggs & Stratton Corp.	1,500	26
Bucyrus International, Inc. -Class A	10,500	310
Chart Industries, Inc. ‡	2,200	42
Circor International, Inc.	1,700	39
Donaldson Co., Inc.	15,200	578
Dynamic Materials Corp.	3,100	51
EnPro Industries, Inc. ‡	3,000	53
Federal Signal Corp.	7,200	64
Flowserve Corp.	8,700	703
Force Protection, Inc. ‡	6,600	34
Joy Global, Inc.	14,700	547
Kadant, Inc. ‡	900	10
LB Foster Co. -Class A ‡	600	18
Oshkosh Corp.	35,500	973
Timken Co.	18,800	383
Twin Disc, Inc.	5,400	48
Wabtec Corp.	4,800	162
Marine - 0.1%
American Commercial Lines, Inc. ‡	2,700	42
International Shipholding Corp.	2,100	61
Media - 0.8%
Cinemark Holdings, Inc.	5,200	58
Comcast Corp. -Class A	37,600	559
Courier Corp.	1,700	28
Lodgenet Interactive Corp. ‡	3,200	15
MediaCom Communications Corp. -Class A ‡	4,900	23
Metals & Mining - 0.8%
Compass Minerals International, Inc.	3,900	207
Haynes International, Inc. ‡	1,300	30
Northwest Pipe Co. ‡	300	10
Titanium Metals Corp.	49,400	414
Multiline Retail - 0.8%
99 Cents Only Stores ‡	44,800	656
Multi-Utilities - 1.3%
Ameren Corp.	33,700	857
Avista Corp.	700	13
Northwestern Corp.	1,100	27
Sempra Energy	3,000	157
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	7,400	357
Apache Corp.	2,000	168
Bill Barrett Corp. ‡	10,000	316
Chesapeake Utilities Corp.	1,700	56
Chevron Corp.	4,700	327
Clayton Williams Energy, Inc. ‡	2,600	50
ConocoPhillips	1,900	83
Encore Acquisition Co. ‡	31,400	1,117
Exco Resources, Inc. ‡	26,000	357

The notes are an integral part of this report.

3

	Shares	Value
Oil, Gas & Consumable Fuels - (continued)
Gulfport Energy Corp. ‡	7,900	$55
Harvest Natural Resources, Inc. ‡	8,300	54
Peabody Energy Corp.	12,400	411
Petroleum Development Corp. ‡	1,100	19
Plains Exploration & Production Co. ‡	37,300	1,069
Rosetta Resources, Inc. ‡	1,300	13
Southern Union Co.	30,100	583
Tesoro Corp.	79,300	1,038
TGC Industries, Inc. ‡	2,400	11
Williams Cos., Inc.	32,200	537
World Fuel Services Corp.	1,100	48
Paper & Forest Products - 0.1%
Glatfelter	7,400	77
Personal Products - 0.1%
Inter Parfums, Inc.	1,500	15
Revlon, Inc. -Class A ‡	6,700	41
Pharmaceuticals - 3.3%
Eli Lilly & Co.	31,200	1,089
Forest Laboratories, Inc. ‡	42,300	1,092
Sepracor, Inc. ‡	6,600	115
Valeant Pharmaceuticals International ‡	17,300	446
Professional Services - 0.2%
Exponent, Inc. ‡	2,000	52
School Specialty, Inc. ‡	2,400	54
VSE Corp.	2,400	71
Watson Wyatt Worldwide, Inc.	700	26
Road & Rail - 0.8%
CSX Corp.	14,200	570
Heartland Express, Inc.	3,600	55
Marten Transport, Ltd. ‡	3,100	55
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. ‡	10,500	66
Broadcom Corp. -Class A ‡	12,700	359
Cree, Inc. ‡	22,600	725
Cypress Semiconductor Corp. ‡	7,500	80
Intersil Corp. -Class A	5,800	83
Marvell Technology Group, Ltd. ‡	38,000	507
Microsemi Corp. ‡	4,100	56
Novellus Systems, Inc. ‡	33,800	661
Photronics, Inc. ‡	6,500	33
PMC Sierra, Inc. ‡	96,400	881
Sigma Designs, Inc. ‡	3,200	52
Skyworks Solutions, Inc. ‡	6,300	76
Tessera Technologies, Inc. ‡	2,500	70
White Electronic Designs Corp. ‡	3,400	16
Xilinx, Inc.	22,300	484
Zoran Corp. ‡	2,900	33
Software - 4.3%
ACI Worldwide, Inc. ‡	17,400	262
CA, Inc.	32,800	693
Compuware Corp. ‡	97,200	713
Fair Isaac Corp.	27,700	532
I2 Technologies, Inc. ‡	4,100	55
Lawson Software, Inc. ‡	8,700	52
Netscout Systems, Inc. ‡	4,400	44
Radiant Systems, Inc. ‡	6,000	60
Renaissance Learning, Inc.	2,800	27
Symantec Corp. ‡	47,000	702
Synopsys, Inc. ‡	19,000	380
Tibco Software, Inc. ‡	6,200	54
Unica Corp. ‡	6,900	43
Specialty Retail - 3.0%
Asbury Automotive Group, Inc. ‡	2,900	41
Buckle, Inc.	1,100	34
Cabela’s, Inc. ‡	4,900	79
Foot Locker, Inc.	79,900	885
GameStop Corp. -Class A ‡	8,600	188
Hot Topic, Inc. ‡	6,100	47
Jos A. Bank Clothiers, Inc. ‡	1,900	70
Lithia Motors, Inc. -Class A	2,800	34
RadioShack Corp.	40,300	625
Rent-A-Center, Inc. ‡	20,900	434
Tractor Supply Co. ‡	1,100	53
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	13,300	393
Columbia Sportswear Co.	700	25
G-III Apparel Group, Ltd. ‡	4,400	53
Maidenform Brands, Inc. ‡	3,800	53
Unifirst Corp.	1,500	58
Warnaco Group, Inc. ‡	10,100	367
Wolverine World Wide, Inc.	500	12
Thrifts & Mortgage Finance - 0.0%
Provident New York Bancorp	1,500	15
Trading Companies & Distributors - 0.4%
Aircastle, Ltd.	1,800	13
Applied Industrial Technologies, Inc.	500	11
Beacon Roofing Supply, Inc. ‡	3,900	65
DXP Enterprises, Inc. ‡	3,100	31
WESCO International, Inc. ‡	8,900	221
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. ‡	11,800	271
Syniverse Holdings, Inc. ‡	1,800	32
USA Mobility, Inc. ‡	5,300	72
Total Common Stocks (cost $71,698)		81,364

	Principal
REPURCHASE AGREEMENT - 22.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $18,483 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $18,854.	$18,483	18,483
Total Repurchase Agreement (cost $18,483)

Total Investment Securities (cost $90,181) #		99,847
Other Assets and Liabilities - Net		(16,430)

Net Assets		$83,417

The notes are an integral part of this report.

4

	Shares	Value
SECURITIES SOLD SHORT
COMMON STOCKS (97.6%)
Aerospace & Defense (2.3%)
Aerovironment, Inc. ‡	(800)	$(23)
Astronics Corp. ‡	(2,200)	(24)
Boeing Co.	(14,200)	(609)
Ceradyne, Inc. ‡	(1,800)	(32)
Curtiss-Wright Corp.	(1,500)	(50)
Esterline Technologies Corp. ‡	(1,900)	(54)
Heico Corp.	(1,800)	(66)
Ladish Co., Inc. ‡	(1,800)	(20)
Orbital Sciences Corp. ‡	(1,400)	(19)
Spirit Aerosystems Holdings, Inc. -Class A ‡	(13,700)	(178)
Stanley, Inc. ‡	(1,700)	(52)
Transdigm Group, Inc. ‡	(21,500)	(824)
Air Freight & Logistics (0.2%)
FedEx Corp.	(1,400)	(95)
Forward Air Corp.	(3,200)	(74)
Airlines (0.6%)
Continental Airlines, Inc. -Class B ‡	(37,300)	(416)
Southwest Airlines Co.	(13,700)	(108)
UAL Corp. ‡	(3,100)	(13)
Auto Components (2.1%)
Amerigon, Inc. ‡	(8,100)	(68)
BorgWarner, Inc.	(13,200)	(438)
Drew Industries, Inc. ‡	(5,300)	(102)
Goodyear Tire & Rubber Co. ‡	(64,500)	(1,098)
Tenneco, Inc. ‡	(5,200)	(84)
Automobiles (0.5%)
Harley-Davidson, Inc.	(18,100)	(409)
Beverages (1.5%)
Boston Beer Co., Inc. -Class A ‡	(1,100)	(34)
Coca-Cola Co.	(16,500)	(823)
PepsiCo, Inc.	(7,000)	(397)
Building Products (0.6%)
Armstrong World Industries, Inc. ‡	(15,800)	(389)
Gibraltar Industries, Inc.	(7,900)	(61)
Simpson Manufacturing Co., Inc.	(900)	(26)
Capital Markets (0.0%)
Labranche & Co., Inc. ‡	(2,800)	(11)
Teton Advisors, Inc. Ә ‡	(25)	(♦)
Chemicals (4.2%)
Air Products & Chemicals, Inc.	(8,200)	(612)
Celanese Corp. -Class A	(9,500)	(244)
Cytec Industries, Inc.	(35,300)	(885)
Dow Chemical Co.	(4,100)	(87)
Ferro Corp.	(11,500)	(57)
Mosaic Co.	(8,200)	(428)
Praxair, Inc.	(5,600)	(438)
Rockwood Holdings, Inc. ‡	(3,900)	(70)
RPM International, Inc.	(39,200)	(625)
Commercial Banks (0.2%)
American National Bankshares, Inc.	(800)	(18)
Columbia Banking System, Inc.	(2,400)	(29)
Farmers Capital Bank Corp.	(700)	(14)
Financial Institutions, Inc.	(2,300)	(34)
German American Bancorp, Inc.	(1,500)	(27)
SVB Financial Group ‡	(400)	(14)
Webster Financial Corp.	(4,600)	(53)
Commercial Services & Supplies (2.8%)
Bowne & Co., Inc.	(7,761.6)	(62)
Clean Harbors, Inc. ‡	(14,200)	(740)
Copart, Inc. ‡	(8,400)	(297)
Geoeye, Inc. ‡	(1,600)	(40)
Innerworkings, Inc. ‡	(11,200)	(58)
Iron Mountain, Inc. ‡	(21,000)	(613)
Knoll, Inc.	(1,100)	(11)
Mobile Mini, Inc. ‡	(3,500)	(57)
Rollins, Inc.	(23,600)	(433)
Standard Parking Corp. ‡	(2,800)	(47)
Communications Equipment (4.2%)
Adtran, Inc.	(44,700)	(1,080)
Airvana, Inc. ‡	(5,900)	(37)
Blue Coat Systems, Inc. ‡	(3,100)	(58)
Ciena Corp. ‡	(22,000)	(246)
DG Fastchannel, Inc. ‡	(2,800)	(59)
Digi International, Inc. ‡	(5,500)	(56)
Harmonic Lightwaves, Inc. ‡	(1,800)	(12)
Ixia ‡	(3,200)	(24)
Juniper Networks, Inc. ‡	(42,200)	(1,102)
Motorola, Inc.	(100,100)	(717)
Netgear, Inc. ‡	(2,700)	(46)
Riverbed Technology, Inc. ‡	(3,200)	(64)
Computers & Peripherals (1.0%)
3par, Inc. ‡	(4,200)	(40)
Electronics for Imaging, Inc. ‡	(4,300)	(49)
NCR Corp. ‡	(31,300)	(405)
QLogic Corp. ‡	(25,100)	(328)
Super Micro Computer, Inc. ‡	(3,000)	(24)
Construction & Engineering (0.2%)
Quanta Services, Inc. ‡	(8,100)	(189)
Construction Materials (0.0%)
U.S. Lime & Minerals, Inc. ‡	(600)	(24)
Containers & Packaging (1.4%)
Greif, Inc. -Class A	(10,700)	(549)
KapStone Paper and Packaging Corp ‡	(3,400)	(17)
Owens-Illinois, Inc. ‡	(12,600)	(428)
Sonoco Products Co.	(6,400)	(169)
Diversified Consumer Services (0.1%)
Jackson Hewitt Tax Service, Inc.	(8,500)	(51)
Universal Technical Institute, Inc. ‡	(3,600)	(58)
Diversified Financial Services (0.0%)
US Global Investors, Inc.	(2,100)	(26)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	(7,600)	(56)
Atlantic Tele-Network, Inc.	(1,300)	(55)
Hughes Communications, Inc. ‡	(2,300)	(60)
Iowa Telecommunications Services, Inc.	(4,100)	(50)
Shenandoah Telecommunications Co.	(2,500)	(51)
Electric Utilities (3.7%)
Cleco Corp.	(38,800)	(919)
Great Plains Energy, Inc.	(35,800)	(570)
Hawaiian Electric Industries, Inc.	(33,900)	(606)

The notes are an integral part of this report.

5

	Shares	Value
Electric Utilities (continued)
NV Energy, Inc.	(53,800)	$(619)
PPL Corp.	(11,200)	(378)
Electrical Equipment (0.4%)
Acuity Brands, Inc.	(1,900)	(56)
Baldor Electric Co.	(1,900)	(49)
Graftech International, Ltd. ‡	(2,600)	(36)
II-VI, Inc. ‡	(1,800)	(43)
IPG Photonics Corp. ‡	(5,300)	(57)
Polypore International, Inc. ‡	(4,600)	(57)
Electronic Equipment & Instruments (3.0%)
Agilent Technologies, Inc. ‡	(15,000)	(348)
Cognex Corp.	(1,600)	(26)
DTS, Inc. ‡	(1,900)	(52)
Faro Technologies, Inc. ‡	(4,300)	(76)
Littelfuse, Inc. ‡	(3,100)	(73)
Measurement Specialties, Inc. ‡	(1,300)	(10)
National Instruments Corp.	(35,600)	(899)
Newport Corp. ‡	(7,100)	(52)
Park Electrochemical Corp.	(2,700)	(63)
Rofin-Sinar Technologies, Inc. ‡	(2,400)	(52)
Trimble Navigation, Ltd. ‡	(36,500)	(865)
Energy Equipment & Services (1.7%)
Bronco Drilling Co., Inc. ‡	(6,000)	(25)
FMC Technologies, Inc. ‡	(14,400)	(627)
Halliburton Co.	(7,200)	(159)
Lufkin Industries, Inc.	(1,200)	(54)
Pride International, Inc. ‡	(23,500)	(589)
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	(7,900)	(391)
Great Atlantic & Pacific Tea Co. ‡	(10,400)	(60)
Ingles Market, Inc. -Class A	(1,600)	(27)
Food Products (2.7%)
Alico, Inc.	(900)	(28)
Calavo Growers, Inc.	(2,600)	(53)
Chiquita Brands International, Inc. ‡	(4,200)	(51)
Corn Products International, Inc.	(23,700)	(664)
Griffin Land & Nurseries, Inc.	(1,600)	(49)
Hain Celestial Group, Inc. ‡	(1,900)	(32)
HJ Heinz Co.	(12,700)	(488)
Imperial Sugar Co.	(5,600)	(74)
JM Smucker Co.	(16,000)	(801)
Gas Utilities (0.9%)
EQT Corp.	(19,400)	(745)
Health Care Equipment & Supplies (2.8%)
Analogic Corp.	(600)	(23)
Boston Scientific Corp. ‡	(30,800)	(331)
Dentsply International, Inc.	(18,200)	(607)
Dexcom, Inc. ‡	(7,400)	(48)
Edwards Lifesciences Corp. ‡	(7,800)	(510)
Female Health Co. ‡	(8,800)	(55)
Inverness Medical Innovations, Inc. ‡	(8,600)	(289)
Medical Action Industries, Inc. ‡	(2,400)	(30)
Merit Medical Systems, Inc. ‡	(1,900)	(35)
Natus Medical, Inc. ‡	(5,000)	(68)
Neogen Corp. ‡	(1,600)	(47)
NuVasive, Inc. ‡	(1,600)	(66)
Palomar Medical Technologies, Inc. ‡	(3,700)	(55)
Quidel Corp. ‡	(3,700)	(55)
Rochester Medical Corp. ‡	(800)	(10)
Somanetics Corp. ‡	(900)	(13)
Volcano Corp. ‡	(4,400)	(67)
West Pharmaceutical Services, Inc.	(800)	(29)
Health Care Providers & Services (4.1%)
Alliance Healthcare Services, Inc. ‡	(7,600)	(37)
Bio-Reference Labs, Inc. ‡	(1,700)	(55)
Brookdale Senior Living, Inc.	(14,400)	(154)
Catalyst Health Solutions, Inc. ‡	(1,000)	(26)
Chindex International, Inc. ‡	(2,000)	(26)
Genoptix, Inc. ‡	(1,900)	(59)
Laboratory Corp. of America Holdings ‡	(4,700)	(316)
Landauer, Inc.	(700)	(47)
Medcath Corp. ‡	(2,200)	(27)
Mednax, Inc. ‡	(17,600)	(816)
Patterson Cos., Inc. ‡	(36,700)	(930)
Stewart Enterprises, Inc. -Class A	(2,100)	(10)
Transcend Services, Inc. ‡	(3,300)	(47)
VCA Antech, Inc. ‡	(30,100)	(770)
Health Care Technology (0.2%)
Computer Programs & Systems, Inc.	(1,400)	(54)
Medassets, Inc. ‡	(3,200)	(60)
Phase Forward, Inc. ‡	(3,300)	(47)
Hotels, Restaurants & Leisure (1.9%)
Bally Technologies, Inc. ‡	(1,500)	(54)
International Game Technology	(44,100)	(872)
Live Nation, Inc. ‡	(4,000)	(23)
Marriott International, Inc. -Class A	(8,230.258)	(177)
Orient-Express Hotels, Ltd. -Class A	(1,600)	(14)
Starwood Hotels & Resorts Worldwide, Inc.	(19,400)	(458)
Town Sports International Holdings, Inc. ‡	(6,700)	(23)
Household Durables (1.8%)
American Greetings Corp. -Class A	(27,300)	(431)
Black & Decker Corp.	(8,100)	(305)
Blyth, Inc.	(8,400)	(356)
Cavco Industries, Inc. ‡	(2,200)	(75)
Skyline Corp.	(2,500)	(61)
Stanley Furniture Co., Inc.	(4,300)	(47)
Tupperware Brands Corp.	(1,100)	(37)
Whirlpool Corp.	(3,400)	(194)
Household Products (0.0%)
WD-40 Co.	(800)	(24)
Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	(10,300)	(295)
Ormat Technologies, Inc.	(700)	(28)
Industrial Conglomerates (1.5%)
3M Co.	(5,200)	(367)
McDermott International, Inc. ‡	(28,100)	(548)
Otter Tail Corp.	(2,700)	(63)
Textron, Inc.	(18,600)	(250)
United Capital Corp. ‡	(2,000)	(49)

The notes are an integral part of this report.

6

	Shares	Value
Insurance (0.1%)
Kansas City Life Insurance Co.	(1,100)	$(35)
National Financial Partners Corp.	(3,600)	(27)
State Auto Financial Corp.	(2,900)	(50)
Internet & Catalog Retail (0.1%)
Gaiam, Inc. -Class A ‡	(3,900)	(20)
NutriSystem, Inc.	(2,000)	(28)
Internet Software & Services (0.2%)
Dealertrack Holdings, Inc. ‡	(3,200)	(64)
Switch & Data Facilities Co., Inc. ‡	(3,900)	(54)
Vocus, Inc. ‡	(1,800)	(30)
IT Services (1.5%)
Cass Information Systems, Inc.	(1,100)	(38)
Global Payments, Inc.	(3,900)	(165)
Paychex, Inc.	(17,700)	(469)
Sapient Corp. ‡	(9,100)	(61)
SRA International, Inc. -Class A ‡	(20,000)	(394)
Syntel, Inc.	(600)	(24)
TNS, Inc. ‡	(2,800)	(64)
Leisure Equipment & Products (0.7%)
Marine Products Corp.	(5,100)	(29)
Mattel, Inc.	(31,900)	(561)
Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc. -Class A ‡	(5,100)	(395)
Covance, Inc. ‡	(20,500)	(1,131)
Machinery (6.3%)
Astec Industries, Inc. ‡	(2,000)	(54)
Barnes Group, Inc.	(2,900)	(41)
Blount International, Inc. ‡	(4,400)	(41)
Caterpillar, Inc.	(5,000)	(220)
Cummins, Inc.	(12,600)	(542)
Deere & Co.	(7,200)	(315)
Eaton Corp.	(3,400)	(177)
Freightcar America, Inc.	(2,500)	(50)
Gardner Denver, Inc. ‡	(14,600)	(426)
Graham Corp.	(3,600)	(49)
Greenbrier Cos., Inc.	(5,400)	(57)
Hurco Cos., Inc. ‡	(3,600)	(70)
Kaydon Corp.	(1,700)	(56)
Nordson Corp.	(21,300)	(956)
PACCAR, Inc.	(26,300)	(911)
Parker Hannifin Corp.	(12,200)	(540)
RBC Bearings, Inc. ‡	(1,300)	(31)
Sun Hydraulics Corp.	(1,500)	(26)
Terex Corp. ‡	(45,100)	(685)
Marine (0.0%)
Golar LNG, Ltd.	(3,000)	(29)
Media (2.3%)
Arbitron, Inc.	(2,500)	(41)
Cablevision Systems Corp. -Class A	(20,200)	(413)
CBS Corp. -Class B	(57,800)	(473)
Dolan Media Co. ‡	(3,100)	(42)
News Corp. -Class A	(44,100)	(456)
Primedia, Inc.	(7,500)	(17)
Walt Disney Co.	(15,800)	(397)
World Wrestling Entertainment, Inc. -Class A	(1,800)	(24)
Metals & Mining (2.0%)
AM Castle & Co.	(2,400)	(25)
Brush Engineered Materials, Inc. ‡	(2,300)	(49)
Century Aluminum Co. ‡	(53,200)	(446)
Nucor Corp.	(10,100)	(449)
Olympic Steel, Inc.	(2,200)	(56)
RTI International Metals, Inc. ‡	(3,200)	(57)
Steel Dynamics, Inc.	(35,600)	(583)
Multiline Retail (0.1%)
Allion Healthcare, Inc. ‡	(1,500)	(11)
Saks, Inc. ‡	(5,000)	(26)
Tuesday Morning Corp. ‡	(14,900)	(69)
Multi-Utilities (1.6%)
Black Hills Corp.	(19,800)	(514)
Oge Energy Corp.	(9,900)	(298)
PG&E Corp.	(9,700)	(392)
Scana Corp.	(3,300)	(117)
Office Electronics (0.7%)
Zebra Technologies Corp. -Class A ‡	(23,600)	(577)
Oil, Gas & Consumable Fuels (7.0%)
Cabot Oil & Gas Corp.	(17,512)	(615)
Carrizo Oil & Gas, Inc. ‡	(3,900)	(74)
Credo Petroleum Corp. ‡	(3,500)	(44)
FX Energy, Inc. ‡	(15,400)	(61)
Georesources, Inc. ‡	(5,300)	(55)
Goodrich Petroleum Corp. ‡	(2,200)	(56)
Holly Corp.	(27,000)	(574)
Massey Energy Co.	(6,800)	(181)
Newfield Exploration Co. ‡	(9,400)	(370)
Noble Energy, Inc.	(9,600)	(587)
Occidental Petroleum Corp.	(9,100)	(650)
Penn Virginia Corp.	(700)	(13)
PetroHawk Energy Corp. ‡	(41,200)	(1,001)
Southwestern Energy Co. ‡	(4,500)	(186)
Spectra Energy Corp.	(50,300)	(925)
Swift Energy Co. Com ‡	(3,300)	(65)
Valero Energy Corp.	(21,400)	(385)
Paper & Forest Products (0.6%)
Deltic Timber Corp.	(1,700)	(76)
MeadWestvaco Corp.	(4,500)	(88)
Weyerhaeuser Co.	(9,600)	(337)
Personal Products (2.1%)
Avon Products, Inc.	(15,900)	(515)
Estee Lauder Cos., Inc. -Class A	(17,600)	(642)
NBTY, Inc. ‡	(15,700)	(568)
Pharmaceuticals (3.2%)
Allergan, Inc.	(9,100)	(486)
Auxilium Pharmaceuticals, Inc. ‡	(1,500)	(46)
Biomimetic Therapeutics, Inc. ‡	(3,429)	(36)
King Pharmaceuticals, Inc. ‡	(76,100)	(690)
Medicis Pharmaceutical Corp. -Class A	(28,100)	(481)
Merck & Co., Inc.	(26,200)	(787)
Obagi Medical Products, Inc. ‡	(5,900)	(45)
Salix Pharmaceuticals, Ltd. ‡	(3,700)	(45)
Vivus, Inc. ‡	(10,000)	(74)

The notes are an integral part of this report.

7

	Shares	Value
Professional Services (1.4%)
Administaff, Inc.	(2,000)	$(50)
CRA International, Inc. ‡	(1,100)	(30)
FTI Consulting, Inc. ‡	(4,200)	(228)
Huron Consulting Group, Inc. ‡	(1,100)	(49)
ICF International, Inc. ‡	(1,500)	(39)
Korn/Ferry International ‡	(14,700)	(204)
Monster Worldwide, Inc. ‡	(13,100)	(171)
MPS Group, Inc. ‡	(3,800)	(33)
Resources Connection, Inc. ‡	(3,500)	(53)
Robert Half International, Inc.	(8,800)	(218)
Trueblue, Inc. ‡	(6,100)	(77)
Real Estate Management & Development (2.4%)
CB Richard Ellis Group, Inc. -Class A ‡	(52,900)	(577)
Forestar Group, Inc. ‡	(4,000)	(52)
Jones Lang Lasalle, Inc.	(25,600)	(972)
St. Joe Co. ‡	(8,600)	(242)
Tejon Ranch Co. ‡	(2,400)	(63)
Road & Rail (2.1%)
Arkansas Best Corp.	(2,400)	(68)
Con-Way, Inc.	(4,500)	(205)
Kansas City Southern ‡	(36,300)	(737)
Old Dominion Freight Line, Inc. ‡	(1,700)	(61)
Werner Enterprises, Inc.	(38,100)	(688)
Semiconductors & Semiconductor Equipment (4.2%)
Applied Materials, Inc.	(74,200)	(1,023)
Applied Micro Circuits Corp. ‡	(4,300)	(37)
ATMI, Inc. ‡	(2,800)	(51)
Cabot Microelectronics Corp. ‡	(1,500)	(51)
Cavium Networks, Inc. ‡	(1,400)	(26)
KLA-Tencor Corp.	(9,200)	(293)
LAM Research Corp. ‡	(9,900)	(298)
Maxim Integrated Products, Inc.	(36,100)	(640)
Microchip Technology, Inc.	(7,500)	(202)
Mks Instruments, Inc. ‡	(1,800)	(35)
NVIDIA Corp. ‡	(15,200)	(197)
Omnivision Technologies, Inc. ‡	(4,000)	(53)
Power Integrations, Inc.	(2,600)	(76)
Rubicon Technology, Inc. ‡	(2,200)	(26)
Semtech Corp. ‡	(25,500)	(469)
Varian Semiconductor Equipment Associates, Inc. ‡	(3,100)	(99)
Software (3.8%)
Blackbaud, Inc.	(3,000)	(56)
Cadence Design Systems, Inc. ‡	(46,100)	(272)
Citrix Systems, Inc. ‡	(23,000)	(819)
Commvault Systems, Inc. ‡	(3,200)	(56)
Demandtec, Inc. ‡	(2,700)	(24)
Ebix, Inc. ‡	(800)	(33)
Jack Henry & Associates, Inc.	(42,000)	(902)
McAfee, Inc. ‡	(5,100)	(227)
Parametric Technology Corp. ‡	(44,900)	(580)
Phoenix Technologies, Ltd. ‡	(7,100)	(24)
Taleo Corp. -Class A ‡	(1,500)	(26)
THQ, Inc. ‡	(3,800)	(25)
Tivo, Inc. ‡	(5,100)	(52)
Vasco Data Security International, Inc. ‡	(6,900)	(52)
Specialty Retail (3.7%)
Abercrombie & Fitch Co. -Class A	(14,100)	(403)
American Eagle Outfitters, Inc.	(39,500)	(568)
America’s Car-Mart, Inc. ‡	(2,400)	(52)
Christopher & Banks Corp.	(8,500)	(67)
DSW, Inc. -Class A ‡	(2,000)	(27)
Haverty Furniture Cos., Inc.	(5,400)	(58)
J. Crew Group, Inc. ‡	(900)	(25)
O’Reilly Automotive, Inc. ‡	(22,000)	(895)
Rex Stores Corp. ‡	(4,300)	(48)
Rush Enterprises, Inc. -Class A ‡	(2,300)	(30)
Staples, Inc.	(39,000)	(820)
Zumiez, Inc. ‡	(3,200)	(31)
Textiles, Apparel & Luxury Goods (0.5%)
American Apparel, Inc. ‡	(3,800)	(15)
Cherokee, Inc.	(2,400)	(49)
Kenneth Cole Productions, Inc. -Class A	(3,600)	(29)
K-Swiss, Inc. -Class A	(3,200)	(35)
Movado Group, Inc.	(5,300)	(76)
Nike, Inc. -Class B	(3,200)	(180)
Perry Ellis International, Inc. ‡	(3,700)	(29)
Skechers U.S.A., Inc. -Class A ‡	(2,700)	(37)
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	(2,200)	(21)
Northwest Bancorp, Inc.	(1,300)	(27)
Radian Group, Inc.	(10,900)	(36)
Trading Companies & Distributors (0.4%)
GATX Corp.	(10,900)	(275)
Titan Machinery, Inc. ‡	(2,100)	(26)
Water Utilities (0.1%)
American States Water Co.	(1,200)	(44)
Connecticut Water Service, Inc.	(2,100)	(45)
Pennichuck Corp.	(1,200)	(28)
Wireless Telecommunication Services (0.7%)
Crown Castle International Corp. ‡	(8,100)	(233)
SBA Communications Corp. -Class A ‡	(13,800)	(360)
Total Common Stocks (cost $76,560)		(81,428)

Total Securities Sold Short (cost $76,560)		$(81,428)

The notes are an integral part of this report.

8

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
#

Aggregate cost for federal income tax purposes is $90,181. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,668 and $2,002, respectively. Net unrealized appreciation for tax purposes is $9,666.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3		Total
Equities - Consumer Discretionary	$12,257	$—	$—		$12,257
Equities - Consumer Staples	4,123	—	—		4,123
Equities - Energy	8,577	—	—		8,577
Equities - Financials	830	—	—		830
Equities - Health Care	10,702	—	—		10,702
Equities - Industrials	15,879	—	—		15,879
Equities - Information Technology	15,935	—	—		15,935
Equities - Materials	6,759	—	—		6,759
Equities - Telecommunication Services	1,583	—	—		1,583
Equities - Utilities	4,719	—	—		4,719
Cash & Cash Equivalent - Repurchase Agreement	—	18,483	—		18,483
Total	$81,364	$18,483	$—		$99,847

Securities Sold Short	Level 1	Level 2	Level 3		Total
Equities - Consumer Discretionary	$(11,560)	$—	$—		$(11,560)
Equities - Information Technology	(15,577)	—	—		(15,577)
Equities - Industrials	(15,800)	—	—		(15,800)
Equities - Materials	(6,799)	—	—		(6,799)
Equities - Consumer Staples	(5,732)	—	—		(5,732)
Equities - Telecommunication Services	(865)	—	—		(865)
Equities - Health Care	(9,873)	—	—		(9,873)
Equities - Utilities	(5,598)	—	—		(5,598)
Equities - Financials	(2,328)	—	(♦	)	(2,328)
Equities - Energy	(7,296)	—	—		(7,296)
Total	$(81,428)	$—	$ (♦	)	$(81,428)

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/ (Sales)			Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Financials	$—	$	(♦	)	$—	$—	$—	$—	$	(♦	)
Total	$—	$	(♦	)	$—	$—	$—	$—	$	(♦	)

The notes are an integral part of this report.

9

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 11.1%
CFS Retail Property Trust REIT	701,500	$1,006
Commonwealth Property Office Fund REIT	981,600	694
Dexus Property Group REIT	6,042,798	3,689
Goodman Group REIT	1,321,569	564
GPT Group REIT	6,294,368	2,790
Lend Lease Corp., Ltd.	199,800	1,295
Macquarie Countrywide Trust REIT	1,610,500	707
Mirvac Group REIT	3,191,151	3,403
Stockland REIT	1,811,740	4,773
Westfield Group REIT	1,021,543	9,680
Bermuda - 3.0%
Great Eagle Holdings, Ltd.	112,000	259
Hongkong Land Holdings, Ltd.	653,900	2,544
Kerry Properties, Ltd.	936,100	4,831
Brazil - 0.9%
BR Malls Participacoes SA ‡	218,700	2,274
Canada - 1.0%
Calloway REIT	64,800	849
Canadian REIT	21,200	470
Primaris Retail REIT	47,700	571
RioCan REIT	52,000	750
Cayman Islands - 1.8%
China Resources Land, Ltd.	803,300	1,964
KWG Property Holding, Ltd.	1,854,000	1,411
Shimao Property Holdings, Ltd.	252,200	508
Shui On Land, Ltd.	1,031,600	729
Finland - 0.1%
Sponda OYJ ‡	110,170	319
France - 5.9%
Fonciere Des Regions REIT	8,223	721
Gecina SA REIT	6,010	495
ICADE REIT	13,740	1,202
Klepierre REIT	149,104	4,263
Mercialys SA REIT	33,707	1,129
Unibail-Rodamco REIT	42,680	7,458
Germany - 0.1%
Deutsche Euroshop AG	6,360	193
Hong Kong - 15.3%
Cheung Kong Holdings, Ltd.	806,424	10,416
Hang Lung Group, Ltd.	398,848	2,066
Hang Lung Properties, Ltd.	866,000	3,173
Henderson Land Development Co., Ltd.	318,000	2,101
Link REIT	763,300	1,733
Sino Land Co. Ltd.	578,700	1,181
Sino-Ocean Land Holdings, Ltd.	1,099,700	1,171
Sun Hung Kai Properties, Ltd.	969,445	14,749
Wharf Holdings, Ltd.	578,550	2,721
Japan - 17.3%
AEON Mall Co., Ltd.	52,600	1,112
Daito Trust Construction Co., Ltd.	44,700	2,201
Frontier Real Estate Investment Corp. REIT	186	1,201
Japan Excellent, Inc. -Class A REIT	36	175
Japan Logistics Fund, Inc. -Class A REIT	121	818
Japan Real Estate Investment Corp. -Class A REIT	232	1,942
Japan Retail Fund Investment Corp. -Class A REIT	101	507
Kenedix Realty Investment Corp. -Class A REIT	263	881
Mitsubishi Estate Co., Ltd.	525,300	8,755
Mitsui Fudosan Co., Ltd.	596,346	10,965
Nippon Accommodations Fund, Inc. -Class A REIT	87	432
Nippon Building Fund, Inc. -Class A REIT	211	1,895
Nomura Real Estate Office Fund, Inc. -Class A REIT	115	756
NTT Urban Development Corp.	758	718
Orix JREIT, Inc. -Class A REIT	227	1,118
Sumitomo Realty & Development Co., Ltd.	452,800	9,331
Tokyu, Inc. REIT	87	484
Top, Inc. -Class A REIT	34	142
United Urban Investment Corp. -Class A REIT	188	942
Luxembourg - 0.1%
Gagfah SA	32,410	272
Netherlands - 1.7%
Corio NV REIT	65,132	3,609
Eurocommercial Properties NV REIT	23,621	803
Singapore - 3.2%
Ascendas REIT ‡	1,208,039	1,427
Capitaland, Ltd.	1,476,650	3,920
CapitaMall Trust REIT ‡	1,567,114	1,720
City Developments, Ltd.	175,000	1,233
Sweden - 0.8%
Castellum AB	195,720	1,444
Kungsleden AB	106,500	573
Switzerland - 0.5%
PSP Swiss Property AG ‡	18,560	986
Swiss Prime Site AG ‡	8,740	419
United Kingdom - 4.8%
British Land Co. PLC REIT	332,206	2,414
Derwent London PLC REIT	31,319	505
Hammerson PLC REIT	387,162	2,230
Land Securities Group PLC REIT	508,802	4,538
Liberty International PLC REIT	178,359	1,299
Safestore Holdings PLC	574,000	940
Segro PLC REIT	63,355	292
United States - 30.2%
Acadia Realty Trust REIT	49,710	681
Alexandria Real Estate Equities, Inc. REIT	36,400	1,387
AMB Property Corp. REIT	104,600	2,072
Apartment Investment & Management Co. -Class A REIT	107,900	1,012
AvalonBay Communities, Inc. REIT	39,325	2,289
Boston Properties, Inc. REIT	49,500	2,619
BRE Properties, Inc. -Class A REIT	58,900	1,398
Camden Property Trust REIT	50,500	1,490
Corporate Office Properties Trust REIT	15,700	532
Digital Realty Trust, Inc. REIT	73,400	2,976
Duke Realty Corp. REIT	75,800	719
Equity Residential REIT	51,900	1,246
Essex Property Trust, Inc. REIT	14,500	943
Extra Space Storage, Inc. REIT	65,100	572
Federal Realty Investment Trust REIT	59,600	3,400
HCP, Inc. REIT	183,500	4,727
Health Care, Inc. REIT	13,700	549
Highwoods Properties, Inc. REIT	74,300	1,903
Host Hotels & Resorts, Inc. REIT	356,443	3,237
Liberty Property Trust REIT	107,500	2,985
Macerich Co. REIT	98,669	1,941
Nationwide Health Properties, Inc. REIT	109,900	3,189
Omega Healthcare Investors, Inc. REIT	80,900	1,352
ProLogis REIT	282,200	2,481
Public Storage, Inc. REIT	48,700	3,534
Regency Centers Corp. REIT	49,100	1,575
Simon Property Group, Inc. REIT	207,521	11,562
SL Green Realty Corp. REIT	55,200	1,423
Tanger Factory Outlet Centers REIT	37,900	1,347
Taubman Centers, Inc. REIT	18,700	498
UDR, Inc. REIT	187,583	1,960

The notes are an integral part of this report.

1

	Shares	Value
United States - (continued)
Ventas, Inc. REIT	89,700	$3,166
Vornado Realty Trust REIT	100,355	5,119
Weingarten Realty Investors REIT	82,600	1,275
Total Common Stocks (cost $277,607)		251,010

INVESTMENT COMPANY - 0.1%
Luxembourg - 0.1%
ProLogis European Properties	67,270	300
Total Investment Company (cost $278)

	Principal
REPURCHASE AGREEMENT - 2.0%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $5,171 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $5,275.	$5,171	5,171
Total Repurchase Agreement (cost $5,171)

Total Investment Securities (cost $283,056) #		256,481
Other Assets and Liabilities - Net		162

Net Assets		$256,643

INVESTMENTS BY INDUSTRY	Percentage of Total Investments	Value
Real Estate Investment Trusts	60.2%	$154,236
Real Estate Management & Development	37.7	96,774
Capital Markets	0.1	300
Investment Securities, at Value	98.0	251,310
Short-Term Investments	2.0	5,171
Total Investments	100.0%	$256,481

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $283,056. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,386 and $44,961, respectively. Net unrealized depreciation for tax purposes is $26,575.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$251,010	$—	$—	$251,010
Investment Company - Financials	300	—	—	300
Cash & Cash Equivalent - Repurchase Agreement	—	5,171	—	5,171
Total	$251,310	$5,171	$—	$256,481

The notes are an integral part of this report.

2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 8.7%
Commercial Services & Supplies - 2.3%
Avery Dennison Corp. 7.88% ▲	52,000	$1,591
Diversified Financial Services - 3.7%
Vale Capital, Ltd. 5.50% ▲	60,900	2,517
Pharmaceuticals - 2.7%
Mylan, Inc. 6.50% ▲	2,055	1,813
Total Convertible Preferred Stocks (cost $5,210)		5,921

PREFERRED STOCK - 4.0%
Hotels, Restaurants & Leisure - 4.0%
Las Vegas Sands Corp. 10.00% Ә ▲	14,000	2,750
Total Preferred Stock (cost $2,750)

REVERSE CONVERTIBLE BONDS - 16.1% ұ
Capital Markets - 10.1%
Deutsche Bank AG §
0.25%, 12/31/2009 -144A	39	3,382
Goldman Sachs Group, Inc. §
0.25%, 12/31/2009 -144A	162	3,508
Diversified Financial Services - 6.0%
Credit Suisse USA, Inc.
Zero Coupon, 01/06/2010	295	4,074
Total Reverse Convertible Bonds (cost $8,901)		10,964

	Principal
CONVERTIBLE BONDS - 69.8%
Biotechnology - 10.6%
Gilead Sciences, Inc.
0.63%, 05/01/2013	$1,450	1,950
Human Genome Sciences, Inc.
2.25%, 08/15/2012	2,270	2,376
OSI Pharmaceuticals, Inc.
2.00%, 12/15/2025	2,310	2,867
Capital Markets - 2.4%
BlackRock, Inc.
2.63%, 02/15/2035	820	1,570
Commercial Services & Supplies - 4.8%
Barnes Group, Inc.
3.38%, 03/15/2027	2,155	1,708
Textron, Inc.
4.50%, 05/01/2013	1,250	1,556
Construction & Engineering - 1.8%
Quanta Services, Inc.
3.75%, 04/30/2026	1,075	1,251
Diversified Financial Services - 2.2%
AngloGold Ashanti Holdings Finance PLC
3.50%, 05/22/2014 -144A	1,445	1,534
Diversified Telecommunication Services - 3.5%
Mastec, Inc.
4.00%, 06/15/2014	2,495	2,392
Energy Equipment & Services - 6.9%
Covanta Holding Corp.
3.25%, 06/01/2014 -144A	2,535	2,794
Transocean, Inc.
1.63%, 12/15/2037	2,005	1,940
Health Care Equipment & Supplies - 2.5%
NuVasive, Inc.
2.25%, 03/15/2013 -144A	1,578	1,700
Hotels, Restaurants & Leisure - 2.7%
Wyndham Worldwide Corp.
3.50%, 05/01/2012	1,440	1,816
Household Durables - 2.0%
D.R. Horton, Inc.
2.00%, 05/15/2014	1,250	1,398
Internet Software & Services - 2.0%
Equinix, Inc.
3.00%, 10/15/2014	1,525	1,376
Machinery - 2.8%
Danaher Corp.
Zero Coupon, 01/22/2021	2,120	1,916
Media - 2.3%
Macrovision Corp.
2.63%, 08/15/2011	1,425	1,560
Metals & Mining - 8.4%
Arcelormittal
5.00%, 05/15/2014	640	885
Newmont Mining Corp.
1.25%, 07/15/2014	1,375	1,550
Steel Dynamics, Inc.
5.13%, 06/15/2014	1,435	1,726
U.S. Steel Corp.
4.00%, 05/15/2014	1,100	1,591
Multiline Retail - 2.0%
Saks, Inc.
7.50%, 12/01/2013 -144A	1,200	1,361
Oil, Gas & Consumable Fuels - 3.7%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	940	940
Western Refining, Inc.
5.75%, 06/15/2014	1,770	1,575
Semiconductors & Semiconductor Equipment - 3.8%
Linear Technology Corp.
3.00%, 05/01/2027	2,850	2,608
Software - 5.4%
Nuance Communications, Inc.
2.75%, 08/15/2027	2,710	2,463
Take-Two Interactive Software, Inc.
4.38%, 06/01/2014	1,080	1,200
Total Convertible Bonds (cost $45,278)		47,603

REPURCHASE AGREEMENT - 0.8%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $566 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/03/2011, and with a value of $580.	566	566
Total Repurchase Agreement (cost $566)

Total Investment Securities (cost $62,705) #		67,804
Other Assets and Liabilities - Net		407

Net Assets		$68,211

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. Investment securities aggregated to $6,890, or 10.10%, of the Fund’s net assets.
ұ

A bond that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

#

Aggregate cost for federal income tax purposes is $62,705. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,559 and $1,460, respectively. Net unrealized appreciation for tax purposes is $5,099.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated to $14,279, or 20.93%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$2,750	$—	$—	$2,750
Equities - Financials	2,517	—	—	6,025
Equities - Health Care	1,813	—	—	1,813
Equities - Industrials	1,591	—	—	1,591
Fixed Income - Consumer Discretionary	—	9,003	—	9,003
Fixed Income - Energy	—	7,250	—	7,250
Fixed Income - Financials	—	14,066	—	10,558
Fixed Income - Health Care	—	6,026	—	6,026
Fixed Income - Industrials	—	6,431	—	6,431
Fixed Income - Information Technology	—	6,271	—	6,271
Fixed Income - Materials	—	5,752	—	5,752
Fixed Income - Telecommunication Services	—	3,768	—	3,768
Cash & Cash Equivalent - Repurchase Agreement	—	566	—	566
Total	$8,671	$59,133	$—	$67,804

The notes are an integral part of this report.

2

Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.1%
Raytheon Co.	419,110	$19,677
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	565,000	19,170
Auto Components - 7.1%
BorgWarner, Inc.	793,400	26,333
Johnson Controls, Inc.	1,630,000	42,184
Biotechnology - 5.6%
Gilead Sciences, Inc. ‡	1,100,000	53,823
Capital Markets - 6.4%
Charles Schwab Corp.	1,696,885	30,323
T. Rowe Price Group, Inc.	660,000	30,829
Chemicals - 14.0%
Ecolab, Inc.	670,000	27,812
Monsanto Co.	176,980	14,866
Praxair, Inc.	674,000	52,693
Sigma-Aldrich Corp.	770,000	39,078
Commercial Banks - 3.9%
Wells Fargo & Co.	1,543,035	37,743
Communications Equipment - 7.7%
Cisco Systems, Inc. ‡	1,060,000	23,331
Qualcomm, Inc.	1,100,000	50,831
Computers & Peripherals - 9.7%
Apple, Inc. ‡	422,000	68,950
International Business Machines Corp.	206,000	24,294
Construction & Engineering - 1.8%
Jacobs Engineering Group, Inc. ‡	420,000	17,212
Electrical Equipment - 2.1%
Emerson Electric Co.	540,750	19,672
Electronic Equipment & Instruments - 1.8%
Tyco Electronics, Ltd.	806,285	17,311
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	350,955	17,506
Health Care Equipment & Supplies - 4.8%
Becton Dickinson & Co.	435,000	28,340
Varian Medical Systems, Inc. ‡	488,225	17,220
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. ‡	725,000	62,176
Internet Software & Services - 4.9%
Google, Inc. -Class A ‡	105,000	46,520
IT Services - 2.0%
Automatic Data Processing, Inc.	509,275	18,970
Machinery - 4.5%
Caterpillar, Inc.	385,900	17,003
PACCAR, Inc.	774,000	26,819
Media - 2.2%
Walt Disney Co.	830,000	20,850
Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	191,345	14,165
Pharmaceuticals - 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	304,295	16,231
Road & Rail - 2.9%
Union Pacific Corp.	490,000	28,185
Software - 1.9%
Microsoft Corp.	766,505	18,028
Total Common Stocks (cost $896,364)		948,145

	Principal
REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $11,202 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $11,427.	$11,202	11,202
Total Repurchase Agreement (cost $11,202)

Total Investment Securities (cost $907,566) #		959,347
Other Assets and Liabilities - Net		(685)

Net Assets		$958,662

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $907,566. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $132,215 and $80,434, respectively. Net unrealized appreciation for tax purposes is $51,781.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$151,542	$—	$—	$151,542
Equities - Consumer Staples	17,506	—	—	17,506
Equities - Energy	14,165	—	—	14,165
Equities - Financials	98,895	—	—	98,895
Equities - Health Care	115,614	—	—	115,614
Equities - Industrials	147,738	—	—	147,738
Equities - Information Technology	268,236	—	—	268,236
Equities - Materials	134,449	—	—	134,449
Cash & Cash Equivalent - Repurchase Agreement	—	11,202	—	11,202
Total	$948,145	$11,202	$—	$959,347

The notes are an integral part of this report.

1

Transamerica Evergreen Health Care

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.8%
Health Care Equipment & Supplies - 1.8%
Fresenius AG, 1.22% ▲	13,237	$751
Total Preferred Stock (cost $713)

COMMON STOCKS - 95.8%
Biotechnology - 27.9%
Alexion Pharmaceuticals, Inc. ‡	17,007	749
Alkermes, Inc. ‡	20,479	211
Amgen, Inc. ‡	19,968	1,245
Antisoma PLC ‡	236,555	116
BioMarin Pharmaceutical, Inc. ‡	29,692	487
Celera Corp. ‡	31,849	191
Celgene Corp. ‡	19,121	1,089
Cephalon, Inc. ‡	12,352	724
Cepheid, Inc. ‡	25,998	275
Genzyme Corp. ‡	18,962	984
Gilead Sciences, Inc. ‡	24,610	1,205
Incyte Corp., Ltd. ‡	33,552	174
Myriad Genetics, Inc. ‡	15,424	423
Novavax, Inc. ‡	31,201	135
Onyx Pharmaceuticals, Inc. ‡	22,903	823
Orchid Cellmark, Inc. ‡	63,091	110
Theratechnologies, Inc. ‡	336,730	703
Theratechnologies, Inc. -144A ‡	10,000	21
United Therapeutics Corp. ‡	6,424	595
Vanda Pharmaceuticals, Inc. ‡	16,492	251
Vertex Pharmaceuticals, Inc. ‡	34,941	1,259
Chemicals - 1.8%
Monsanto Co.	8,845	743
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	30,241	1,012
Health Care Equipment & Supplies - 19.9%
Abiomed, Inc. ‡	21,009	159
Alcon, Inc.	8,252	1,053
Baxter International, Inc.	10,212	576
Becton Dickinson & Co.	5,929	386
Covidien PLC	17,181	649
Electro-Optical Sciences, Inc. ‡	26,014	187
Gen-Probe, Inc. ‡	11,236	417
Inverness Medical Innovations, Inc. ‡	32,587	1,096
Medtronic, Inc.	10,220	362
NMT Medical, Inc. ‡	38,152	71
NuVasive, Inc. ‡	12,943	536
ResMed, Inc. ‡	19,807	812
St Jude Medical, Inc. ‡	17,625	665
Thoratec Corp. ‡	20,322	511
Zimmer Holdings, Inc. ‡	11,206	522
Zoll Medical Corp. ‡	18,089	333
Health Care Providers & Services - 7.7%
Aetna, Inc.	13,887	375
Cigna Corp.	16,566	470
Express Scripts, Inc. -Class A ‡	14,851	1,040
Fresenius Medical Care AG	12,375	568
Medco Health Solutions, Inc. ‡	14,938	790
Health Care Technology - 1.6%
Cerner Corp. ‡	9,369	609
Medipattern Corp. § ‡	331,658	62
Life Sciences Tools & Services - 9.8%
AMAG Pharmaceuticals, Inc. ‡	18,774	853
Covance, Inc. ‡	11,053	610
ENZO Biochem, Inc. ‡	66,241	338
Life Technologies Corp. ‡	29,325	1,334
Qiagen NV ‡	25,758	488
Thermo Fisher Scientific, Inc. ‡	11,038	500
Pharmaceuticals - 24.7%
Abbott Laboratories	17,128	771
Allergan, Inc.	12,300	657
Auxilium Pharmaceuticals, Inc. ‡	32,044	991
Bayer AG	16,835	1,033
Biodel, Inc. ‡	17,139	84
Bristol-Myers Squibb Co.	34,333	746
Eurand NV ‡	50,368	684
Johnson & Johnson	7,949	484
Merck & Co., Inc.	20,554	617
Myriad Pharmaceuticals, Inc. ‡	3,856	19
Par Pharmaceutical Cos., Inc. ‡	23,054	374
Pfizer, Inc.	86,553	1,379
Schering-Plough Corp.	34,160	906
Shire PLC ADR	14,765	662
Spectrum Pharmaceuticals, Inc. ‡	50,022	335
Teva Pharmaceutical Industries, Ltd. ADR	12,319	657
Total Common Stocks (cost $38,842)		40,296

WARRANTS - 0.3%
Biotechnology - 0.0%
Novavax, Inc. Ә
Expiration: 07/31/2013
Exercise Price: $3.62	174,814	126
Pharmaceuticals - 0.3%
Mannkind Corp. Ә
Expiration: 08/05/2020
Exercise Price: $12.23	30,624	♦
Total Warrants (cost $1)		126

	Principal
REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $729 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $749.	$729	729
Total Repurchase Agreement (cost $729)

Total Investment Securities (cost $40,285) #		41,902
Other Assets and Liabilities - Net		158

Net Assets		$42,060

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. Investment securities aggregated to $62, or 0.15%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $40,285. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,771 and $5,154, respectively. Net unrealized appreciation for tax purposes is $1,617.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $21, or 0.05%, of the Fund’s net assets.

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$668	$—	$—	$668
Equities - Health Care	38,624	—	126	38,750
Equities - Materials	743	—	—	743
Equities - Telecommunication Services	1,012	—	—	1,012
Cash & Cash Equivalent - Repurchase Agreement	—	729	—	729
Total	$41,047	$729	$126	$41,902

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008		Net Purchases/ (Sales)		Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Health Care	$	♦	$	♦	$—	$—	$126	$—	$126
Total	$	♦	$	♦	$—	$—	$126	$—	$126

The notes are an integral part of this report.

2

Transamerica Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.2%
Germany - 1.2%
Fresenius AG, 1.22% ▲	71,674	$4,064
Total Preferred Stock (cost $4,237)

COMMON STOCKS - 96.4%
Argentina - 0.5%
Telecom Argentina SA ADR ‡	126,718	1,732
Australia - 0.6%
Asx, Ltd.	35,865	1,127
Sino Gold Mining, Ltd. ‡	221,034	978
Austria - 2.6%
Erste Group Bank AG	75,023	2,619
Intercell AG ‡	35,555	1,304
Palfinger AG	4,761	81
Rhi AG ‡	103,193	2,184
Voestalpine AG	44,623	1,238
Wienerberger AG ‡	98,973	1,649
Belgium - 0.4%
KBC Groep NV ‡	58,754	1,253
Bermuda - 3.1%
China Gas Holdings, Ltd.	5,866,350	1,582
China Windpower Group, Ltd. ‡	13,910,000	1,687
Johnson Electric Holdings, Ltd. ‡	5,942,500	1,764
Lancashire Holdings, Ltd. ‡	360,377	2,725
PartnerRe, Ltd.	15,258	1,047
RenaissanceRe Holdings, Ltd.	22,414	1,126
Shangri-La Asia, Ltd.	560,182	893
Brazil - 0.3%
Empresa Brasileira de Aeronautica SA ADR ‡	45,703	891
Canada - 2.2%
Agnico-Eagle Mines, Ltd.	22,195	1,300
Highpine Oil & Gas, Ltd. -Class A ‡	745,415	2,982
Kinross Gold Corp.	60,644	1,191
Pacific Rubiales Energy Corp. ‡	141,070	1,509
Theratechnologies, Inc. ‡	288,942	603
Cayman Islands - 4.5%
51Job, Inc. ADR ‡	62,272	699
SINA Corp. ‡	168,430	5,589
Vanceinfo Technologies, Inc. ADR ‡	555,899	8,422
Yingli Green Energy Holding Co., Ltd. ADR ‡	76,673	1,017
China - 0.7%
Sinotrans, Ltd.	9,945,000	2,515
Cyprus - 0.5%
Prosafe Production Public, Ltd. ‡	860,223	1,614
France - 9.0%
Carbone Lorraine	43,688	1,278
Eurofins Scientific	55,769	3,163
Flo Groupe § ‡	328,175	1,403
Laurent Perrier ‡	5,054	336
Michelin -Class B	32,029	2,313
Neopost SA	13,903	1,184
Peugeot SA ‡	179,068	5,430
PPR SA	19,037	2,122
Renault SA ‡	32,655	1,393
Rhodia SA ‡	462,176	5,038
Scor SE	150,883	3,623
Sechilienne-Sidec	27,373	1,055
Technip SA	30,163	1,824
Teleperformance	39,368	1,246
Germany - 8.7%
Adidas AG	113,068	4,778
Amadeus Fire AG	25,686	448
Deutsche Boerse AG	72,299	5,729
Freenet AG ‡	122,969	1,516
Hochtief AG	21,400	1,285
Infineon Technologies AG ‡	1,505,712	6,203
Kloeckner & Co. ‡	74,898	1,928
Lanxess AG	29,892	870
Man AG	24,855	1,718
Rheinmetall AG	34,686	1,689
Rhoen Klinikum AG	36,939	850
Salzgitter AG	21,366	2,167
Vossloh AG	8,593	997
Greece - 3.6%
EFG Eurobank Ergasias SA ‡	103,294	1,353
Hellenic Exchanges SA	856,576	11,110
Italy - 1.6%
Ansaldo STS SpA	66,841	1,354
Brembo SpA	167,919	1,133
Davide Campari-Milano SpA	150,642	1,285
Tod’s SpA	30,140	1,744
Japan - 23.2%
Advantest Corp.	16,800	367
Asahi Glass Co., Ltd.	515,000	4,473
Central Japan Railway Co.	188	1,134
Cyberagent, Inc.	2,561	2,422
Fanuc, Ltd.	20,600	1,692
Gree, Inc.	39,200	3,169
Haseko Corp. ‡	4,142,000	3,939
Kakaku.Com, Inc.	761	3,064
Kenedix Realty Investment Corp. -Class A REIT	785	2,630
Kubota Corp.	339,000	3,052
Makita Corp.	76,100	1,890
Mori Seiki Co., Ltd.	83,100	942
Nikon Corp.	45,000	905
Nippon Electric Glass Co., Ltd.	528,000	6,126
Nippon Sheet Glass Co., Ltd.	698,000	2,088
ORIX Corp.	66,130	4,186
Osaka Securities Exchange Co., Ltd.	638	2,866
Rakuten, Inc.	5,708	3,668
Ryohin Keikaku Co., Ltd.	16,600	689
Shinko Electric Industries Co., Ltd.	74,300	1,172
Sompo Japan Insurance, Inc.	226,000	1,500
Sony Financial Holdings, Inc.	474	1,461
Stanley Electric Co., Ltd.	163,600	3,396
Sumitomo Heavy Industries, Ltd.	953,000	4,603
T&D Holdings, Inc.	55,550	1,632
TDK Corp.	28,800	1,516
Toho Co., Ltd.	40,500	721
Tokyo Tatemono Co., Ltd.	255,000	1,250
Toray Industries, Inc.	202,000	1,012
Toshiba Machine Co.	660,802	2,423
Uni-Charm Corp.	25,800	2,089
Union Tool Co.	25,700	713
Yahoo! Japan Corp.	26,189	8,595
Jersey Channel Island - 1.3%
Charter International PLC	279,304	2,613
Experian Group, Ltd.	253,086	2,088
Korea, Republic of - 0.6%
Lotte Confectionery Co., Ltd.	500	426
Taeyoung Engineering & Construction	292,770	1,549
Netherlands - 5.2%
Brunel International	133,219	3,038
Gemalto NV ‡	86,901	3,245
Randstad Holding NV ‡	291,919	10,111
USG People NV ‡	141,679	1,888
Norway - 0.4%
Petroleum Geo-Services ASA ‡	193,490	1,358

The notes are an integral part of this report.

1

	Shares	Value
Panama - 0.2%
Copa Holdings SA -Class A	13,997	$567
Singapore - 2.3%
Chartered Semiconductor Manufacturing, Ltd. ‡	5,121,000	7,971
Spain - 1.3%
Bolsas y Mercados Espanoles	98,569	3,192
Grifols SA	73,904	1,346
Switzerland - 1.0%
Actelion, Ltd. ‡	25,979	1,433
Dufry Group ‡	54,744	2,126
United Kingdom - 21.0%
Afren PLC ‡	5,485,502	5,062
AMEC PLC	533,646	6,285
Antofagasta PLC	102,405	1,295
Ashtead Group PLC	2,721,263	2,830
Bovis Homes Group PLC	302,476	2,334
Britvic PLC	321,833	1,833
Clipper Windpower PLC ‡	372,442	519
Cookson Group PLC	1,037,134	5,392
Hays PLC	5,252,051	8,356
ICAP PLC	790,570	5,996
Inchcape PLC	6,475,954	2,975
Intertek Group PLC	37,098	644
Invensys PLC	642,851	2,771
KESA Electricals PLC	1,393,358	3,032
Logica PLC	223,875	379
Man Group PLC	459,020	2,122
Persimmon PLC	212,966	1,602
Premier Oil PLC ‡	118,645	2,452
Robert Walters PLC	573,310	1,437
Salamander Energy PLC ‡	751,479	2,504
Savills PLC	659,675	3,683
Serco Group PLC	432,921	2,918
SIG PLC	794,731	1,616
Stagecoach Group PLC	9	♦
Topps Tiles PLC ‡	598,677	853
Travis Perkins PLC	277,572	3,776
Tullow Oil PLC	40,715	672
United States - 1.6%
Monster Worldwide, Inc. ‡	422,595	5,506
Total Common Stocks (cost $281,898)		336,066

RIGHTS - 0.2%
Germany - 0.2%
Infineon Technologies AG	1,883,305	687
Rhoen Klinikum AG	36,939	47
Total Rights (cost $0)		734

Total Investment Securities (cost $286,135) #		340,864
Other Assets and Liabilities - Net		7,825

Net Assets		$348,689

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
Japanese Yen	(1,527,000)	10/29/2009	$(16,061)	$(89)
Japanese Yen	(357,000)	10/29/2009	(3,774)	(3)
Japanese Yen	(452,900)	10/29/2009	(4,732)	(59)
				$(151)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Professional Services	9.2%	$31,688
Diversified Financial Services	8.1	27,707
Machinery	6.3	21,605
Internet Software & Services	6.0	20,417
Semiconductors & Semiconductor Equipment	4.9	16,400
Oil, Gas & Consumable Fuels	4.4	15,181
Energy Equipment & Services	3.9	13,287
Insurance	3.8	13,114
Metals & Mining	3.0	10,097
Specialty Retail	2.9	9,787
Household Durables	2.8	9,765
Software	2.5	8,422
Building Products	2.4	8,210
Capital Markets	2.4	8,118
Electronic Equipment & Instruments	2.2	7,642
Industrial Conglomerates	2.1	7,081
Chemicals	2.1	6,920
Auto Components	2.0	6,842
Automobiles	2.0	6,823
Commercial Services & Supplies	2.0	6,691
Textiles, Apparel & Luxury Goods	1.9	6,522

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Commercial Banks	1.6%	$5,225
Biotechnology	1.4	4,686
Trading Companies & Distributors	1.3	4,446
Consumer Finance	1.2	4,186
Health Care Equipment & Supplies	1.2	4,064
Electrical Equipment	1.2	4,059
Transportation Infrastructure	1.1	3,869
Internet & Catalog Retail	1.1	3,668
Beverages	1.0	3,454
Diversified Telecommunication Services	1.0	3,248
Computers & Peripherals	0.9	3,245
Life Sciences Tools & Services	0.9	3,163
Media	0.9	3,143
Distributors	0.9	2,975
Construction & Engineering	0.9	2,834
Multiline Retail	0.8	2,811
Real Estate Investment Trusts	0.8	2,630
Hotels, Restaurants & Leisure	0.7	2,296
Construction Materials	0.6	2,184
Household Products	0.6	2,089
Gas Utilities	0.5	1,582
Real Estate Management & Development	0.4	1,250
Office Electronics	0.3	1,184
Road & Rail	0.3	1,134
Independent Power Producers & Energy Traders	0.3	1,055
Leisure Equipment & Products	0.3	905
Health Care Providers & Services	0.3	897
Aerospace & Defense	0.2	891
Airlines	0.2	567
Food Products	0.1	426
IT Services	0.1	379
Total Investment Securities, at Value	100.0%	$340,864

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
§	Illiquid. Investment securities aggregated to $1,403, or 0.40%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $286,135. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,628 and $5,899, respectively. Net unrealized appreciation for tax purposes is $54,729.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report.

3

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$55,585	$—	$—	$55,585
Equities - Consumer Staples	5,969	—	—	5,969
Equities - Energy	28,468	—	—	28,468
Equities - Financials	62,230	—	—	62,230
Equities - Health Care	12,763	—	—	12,763
Equities - Industrials	93,076	—	—	93,076
Equities - Information Technology	57,687	—	—	57,687
Equities - Materials	19,201	—	—	19,201
Equities - Telecommunication Services	3,248	—	—	3,248
Equities - Utilities	2,637	—	—	2,637
Total	$340,864	$—	$—	$340,864

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(151)	$—	$(151)
Total	$—	$(151)	$—	$(151)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except notional and share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.6%
United States - 5.6%
U.S. Treasury Bond
3.50%, 02/15/2039	$2,000		$1,728
4.25%, 05/15/2039		3,000	2,970
Total U.S. Government Obligations (cost $4,767)			4,698

FOREIGN GOVERNMENT OBLIGATIONS - 6.5%
Argentina - 1.0%
Republic of Argentina
0.94%, 08/03/2012 *		1,000	258
1.68%, 08/03/2009 STRIPS		1,000	120
8.28%, 12/31/2033		752	437
Brazil - 1.4%
Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	600	583
10.00%, 01/01/2012	BRL	1,300	686
Colombia - 0.4%
Colombia Government International Bond
11.75%, 03/01/2010	COP	600,000	303
Hungary - 0.2%
Hungary Government Bond
8.00%, 02/12/2015	HUF	30,000	156
Poland - 1.0%
Poland Government Bond
5.25%, 10/25/2017	PLN	2,500	827
South Africa - 0.7%
South Africa Government Bond
7.50%, 01/15/2014	ZAR	4,500	557
Turkey - 0.9%
Republic of Turkey
Zero Coupon, 11/03/2010	TRY	1,300	783
Venezuela - 0.9%
Republic of Venezuela
9.38%, 01/13/2034	$1,200		777
Total Foreign Government Obligations (cost $4,432)			5,487

		Shares
COMMON STOCKS - 30.6%
Bermuda - 0.6%		7,300	511
Bunge, Ltd.
Canada - 9.2%
Agnico-Eagle Mines, Ltd.		8,000	468
Barrick Gold Corp.		50,000	1,745
Enerplus Resources Trust		42,100	918
Goldcorp, Inc.		3,100	117
Kinross Gold Corp.		93,700	1,840
Pan American Silver Corp. ‡		3,400	67
Yamana Gold, Inc.		273,400	2,595
Japan - 2.5%
NTT DoCoMo, Inc.		730	1,059
Takeda Pharmaceutical Co., Ltd.		26,000	1,052
South Africa - 1.0%
Harmony Gold Mining Co., Ltd. ADR ‡		95,200	882
Switzerland - 2.4%
Noble Corp.		31,600	1,070
Novartis AG		20,200	925
United States - 14.9%
Abbott Laboratories		16,800	756
AGCO Corp. ‡		19,300	607
Archer-Daniels-Midland Co.		14,500	437
Baker Hughes, Inc.		20,700	838
Bristol-Myers Squibb Co.		43,200	939
Cephalon, Inc. ‡		15,500	909
Chesapeake Energy Corp.		27,800	596
Ensco International, Inc.		3,200	121
Healthcare Realty Trust, Inc. REIT		29,800	578
Intrepid Potash, Inc. ‡		1,900	48
Mosaic Co.		19,100	996
Newmont Mining Corp.		19,900	823
Rowan Cos., Inc.		98,000	2,091
Stone Energy Corp. ‡		33,300	362
Stryker Corp.		19,600	762
Unit Corp. ‡		56,400	1,787
Total Common Stocks (cost $21,002)			25,899

INVESTMENT COMPANIES - 4.1%
Canada - 1.0%
Central Fund of Canada, Ltd. -Class A		72,000	862
United States - 3.1%
PowerShares DB Agriculture Fund		104,000	2,638
Total Investment Companies (cost $3,353)			3,500

		Notional Amount

PURCHASED OPTIONS - 5.6%
Put Options - 5.6%
iShares Trust		233,500	1,301
Put Strike $60.00
Expires 09/30/2009
Midcap SPDR		83,700	808
Put Strike $122.00
Expires 09/19/2009
PowerShares QQQ		203,500	655
Put Strike $42.00
Expires 09/30/2009
Select Sector SPDR		342,700	1,011
Put Strike $28.00
Expires 09/19/2009
SPDR Trust		117,500	911
Put Strike $105.00
Expires 09/19/2009
Total Purchased Options (cost $8,276)			4,686

		Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bill
0.19%, 10/08/2009	$1,150		1,150
0.29%, 12/03/2009		1,100	1,099
Total Short-Term U.S. Government Obligations (cost $2,249)			2,249

REPURCHASE AGREEMENT - 43.6%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $36,768 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $37,506.		36,768	36,768
Total Repurchase Agreement (cost $36,768)

Total Investment Securities (cost $80,847) #			83,287
Other Assets and Liabilities - Net			1,108

Net Assets			$84,395

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	2,106	08/04/2009	$900	$229
Brazilian Real	544	08/04/2009	287	4
Brazilian Real	(544)	08/04/2009	(285)	(6)
Brazilian Real	(2,106)	08/04/2009	(1,116)	(12)
Brazilian Real	510	08/17/2009	238	35
Canadian Dollar	(5,227)	10/02/2009	(4,812)	(42)
Canadian Dollar	(4,394)	10/02/2009	(4,038)	(42)
Chilean Peso	109,400	10/13/2009	200	3
Indonesian Rupiah	2,398,000	10/02/2009	231	8
Japanese Yen	(1,646)	08/28/2009	(17)	♦
Norwegian Krone	8,184	09/15/2009	1,281	53
Peruvian Sol	(737)	08/17/2009	(238)	(9)
Peruvian Sol	607	10/13/2009	200	3
Republic of Korea Won	297,120	05/07/2010	240	4
Russian Ruble	8,400	05/14/2010	240	7
Swiss Franc	1,029	08/04/2009	962	1
Swiss Franc	(1,029)	08/04/2009	(900)	(63)
Swiss Franc	(886)	08/17/2009	(800)	(29)
Taiwan Dollar	26,000	08/17/2009	800	(6)
				$138

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	1,100	08/07/2009	$103
Sell	Swiss Franc	(919)	08/07/2009	(44)
Buy	Japanese Yen	80,308	10/08/2009	6
Sell	Singapore Dollar	(1,227)	10/08/2009	(10)
Buy	Japanese Yen	220,610	08/28/2009	13
Sell	Pound Sterling	(1,450)	08/28/2009	(103)
Buy	Norwegian Krone	5,476	09/03/2009	11
Sell	Swiss Franc	(942)	09/03/2009	♦
Buy	Norwegian Krone	5,487	10/02/2009	10
Sell	Canadian Dollar	(960)	10/02/2009	(8)
Buy	Pound Sterling	1,450	08/28/2009	111
Sell	Japanese Yen	(218,965)	08/28/2009	(3)
Buy	Swedish Krona	8,191	09/03/2009	35
Sell	Swiss Franc	(1,182)	09/03/2009	(6)
Buy	Singapore Dollar	1,227	10/07/2009	18
Sell	Swiss Franc	(940)	10/07/2009	(46)
Buy	Swedish Krona	8,192	09/03/2009	35
Sell	Euro	(780)	09/03/2009	(12)
Buy	Singapore Dollar	1,227	10/08/2009	18
Sell	Japanese Yen	(82,244)	10/08/2009	(35)
Buy	Swiss Franc	928	08/07/2009	3
Sell	Australian Dollar	(1,100)	08/07/2009	(55)
				$41

The notes are an integral part of this report.

2

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Metals & Mining	10.3%	$8,537
Energy Equipment & Services	7.2	5,907
Foreign Government Obligation	6.6	5,487
U.S. Government Obligation	5.6	4,698
Derivative	5.6	4,686
Pharmaceuticals	4.4	3,672
Capital Markets	4.2	3,500
Oil, Gas & Consumable Fuels	2.3	1,876
Wireless Telecommunication Services	1.3	1,059
Chemicals	1.2	1,044
Food Products	1.1	948
Biotechnology	1.1	909
Health Care Equipment & Supplies	0.9	762
Machinery	0.7	607
Real Estate Investment Trusts	0.7	578
Investment Securities, at Value	53.2	44,270
Short-Term Investments	46.8	39,017
Total Investments	100.0%	$83,287

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $80,847. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,828 and $4,388, respectively. Net unrealized appreciation for tax purposes is $2,440.

DEFINITIONS:

ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Columbian Peso
HUF	Hungarian Forint
PLN	New Polish Zloty
QQQ	NASDAQ 100 Trust
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SPDR	Standard & Poor’s Depository Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TRY	Turkish New Lira
ZAR	South African Rand

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Staples	$948	$—	$—	$948
Equities - Derivative	4,686	—	—	4,686
Equities - Energy	7,783	—	—	7,783
Equities - Financials	4,079	—	—	4,079
Equities - Health Care	5,344	—	—	5,344
Equities - Industrials	607	—	—	607
Equities - Materials	9,580	—	—	9,580
Equities - Telecommunication Services	1,058	—	—	1,058
Fixed Income - Foreign Government Obligation	—	5,487	—	5,487
Fixed Income - U.S. Government Obligation	—	4,698	—	4,698
Cash & Cash Equivalent - Repurchase Agreement	—	36,768	—	36,768
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	2,249	—	2,249
Total	$34,085	$49,202	$—	$83,287

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$179	$—	$179
Total	$—	$179	$—	$179

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$1,429	$1,329
U.S. Treasury Note
3.13%, 05/15/2019		1,940	1,879
Total U.S. Government Obligations (cost $3,229)			3,208

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Fannie Mae
4.50%, 07/25/2021		2,300	2,349
5.00%, 09/01/2037 - 03/01/2039		2,897	2,968
5.50%, 07/01/2038 - 11/01/2038		8,307	8,616
Total U.S. Government Agency Obligations (cost $13,598)			13,933

FOREIGN GOVERNMENT OBLIGATION - 3.4%
France Government Bond
4.00%, 04/25/2018	EUR	3,500	5,225
Total Foreign Government Obligation (cost $4,461)

MORTGAGE-BACKED SECURITIES - 7.7%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 -144A		$2,090	1,902
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 -144A		684	643
Series 2009-RR6, Class 2A1
Zero Coupon, 08/26/2035 * Ə		1,160	1,111
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 -144A		2,000	1,960
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.58%, 12/26/2037 -144A		749	674
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 -144A		668	634
Series 2009-R7, Class 12A1
5.50%, 08/26/2036 -144A		771	702
Series 2009-R9, Class 1A1
5.84%, 12/31/2049 -144A		793	730
Small Business Administration CMBS Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 -144A		2,054	1,993
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A		1,460	1,416
Total Mortgage-Backed Securities (cost $12,042)			11,765

CORPORATE DEBT SECURITIES - 71.1%
Auto Components - 1.7%
Johnson Controls, Inc.
5.25%, 01/15/2011		1,565	1,589
Tenneco, Inc.
8.13%, 11/15/2015		1,180	1,071
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A		1,000	1,258
Bacardi, Ltd.
7.45%, 04/01/2014 -144A		525	576
Chemicals - 3.9%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A		645	709
Cytec Industries, Inc.
8.95%, 07/01/2017		660	699
Dow Chemical Co.
8.55%, 05/15/2019		1,400	1,536
Lubrizol Corp.
8.88%, 02/01/2019		1,300	1,589
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Ђ		1,005	653
Yara International ASA
7.88%, 06/11/2019 -144A		720	767
Commercial Banks - 3.4%
Barclays Bank PLC
10.18%, 06/12/2021 -144A		1,480	1,711
BB&T Corp.
6.85%, 04/30/2019		1,190	1,273
Scotland International Finance
6.50%, 02/15/2011 -144A		1,440	1,372
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ¡		900	810
Commercial Services & Supplies - 0.9%
Protection One Alarm Monitoring, Inc.
12.00%, 11/15/2011		1,400	1,390
Construction Materials - 3.3%
CRH America, Inc.
5.30%, 10/15/2013		1,790	1,753
Lafarge SA
6.15%, 07/15/2011		1,880	1,938
Martin Marietta Materials, Inc.
6.88%, 04/01/2011		1,290	1,342
Consumer Finance - 1.9%
Cardtronics, Inc.
9.25%, 08/15/2013 Ђ		835	785
Discover Financial Services
1.17%, 06/11/2010 *		1,130	1,087
Ford Motor Credit Co. LLC
7.88%, 06/15/2010		985	970
Containers & Packaging - 3.8%
Bemis Co., Inc.
5.65%, 08/01/2014		970	1,017
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A		2,625	2,611
Rexam PLC
6.75%, 06/01/2013 -144A		2,365	2,336
Diversified Financial Services - 8.4%
Bank of America Corp.
0.91%, 06/15/2016 *		2,110	1,744
Glencore Funding LLC
6.00%, 04/15/2014 -144A		2,000	1,781
GMAC, Inc.
6.88%, 09/15/2011 -144A		750	692
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A		1,400	1,356
Macquarie Group, Ltd.
7.30%, 08/01/2014 -144A		1,480	1,487
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A		2,095	2,043
Pemex Finance, Ltd.
9.03%, 02/15/2011		2,223	2,411
Selkirk Cogen Funding Corp.
8.98%, 06/26/2012		760	776

The notes are an integral part of this report.

1

	Principal	Value
Diversified Financial Services - (continued)
Sensus USA, Inc.
8.63%, 12/15/2013	$500	$481
Diversified Telecommunication Services - 0.9%
Sprint Capital Corp.
7.63%, 01/30/2011	1,300	1,310
Electronic Equipment & Instruments - 1.6%
Belden, Inc.
9.25%, 06/15/2019 -144A	1,050	1,045
Tyco Electronics Group SA
6.00%, 10/01/2012	1,400	1,402
Energy Equipment & Services - 0.6%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	725	849
Food & Staples Retailing - 1.4%
Ingles Market, Inc.
8.88%, 05/15/2017 -144A	1,140	1,154
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	1,000	1,010
Food Products - 2.7%
ConAgra Foods, Inc.
9.75%, 03/01/2021	325	411
Lorillard, Inc.
8.13%, 06/23/2019	635	695
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	1,300	1,323
Michael Foods, Inc.
8.00%, 11/15/2013	1,575	1,579
Gas Utilities - 0.7%
EQT Corp.
8.13%, 06/01/2019	960	1,083
Health Care Equipment & Supplies - 0.8%
Carefusion Corp.
6.38%, 08/01/2019 -144A	1,210	1,276
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp.
9.00%, 01/15/2013	500	484
MGM Mirage, Inc.
8.38%, 02/01/2011	1,805	1,488
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A	650	647
Station Casinos, Inc.
6.88%, 03/01/2016 Џ	700	11
Household Durables - 1.3%
Lennar Corp.
12.25%, 05/15/2017 -144A	550	616
Whirlpool Corp.
8.00%, 05/01/2012	1,265	1,333
Household Products - 0.1%
Sealy Mattress Co.
8.25%, 06/15/2014	250	228
Industrial Conglomerates - 0.4%
Susser Holdings LLC
10.63%, 12/15/2013	582	588
Insurance - 1.9%
MetLife, Inc.
7.72%, 02/15/2019	1,750	1,979
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	2,245	1,004
Machinery - 1.1%
Polypore, Inc.
8.75%, 05/15/2012	550	512
Titan International, Inc.
8.00%, 01/15/2012	1,200	1,104
Metals & Mining - 3.2%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	1,240	1,414
ArcelorMittal
5.38%, 06/01/2013	750	765
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,165	1,371
Xstrata Canada Corp.
7.35%, 06/05/2012	1,320	1,337
Multiline Retail - 1.4%
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	1,480	1,452
Nordstrom, Inc.
6.75%, 06/01/2014	715	769
Multi-Utilities - 1.7%
Black Hills Corp.
9.00%, 05/15/2014	690	771
Sempra Energy
9.80%, 02/15/2019	1,455	1,852
Oil, Gas & Consumable Fuels - 8.3%
Berry Petroleum Co.
10.25%, 06/01/2014	235	246
Energy Transfer Partners, LP
9.70%, 03/15/2019	900	1,128
Enterprise Products Operating, LP
8.38%, 08/01/2066 ¡	1,150	1,001
GAZ Capital SA
8.13%, 07/31/2014 -144A	1,105	1,116
Kinder Morgan, Inc.
6.50%, 09/01/2012	945	954
Opti Canada, Inc.
8.25%, 12/15/2014	1,800	1,188
PetroHawk Energy Corp.
9.13%, 07/15/2013	1,255	1,302
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	890
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	1,615	1,678
Valero Logistics Operations, LP
6.88%, 07/15/2012	1,500	1,546
Weatherford International, Ltd.
9.63%, 03/01/2019	1,500	1,860
Paper & Forest Products - 2.0%
Exopack Holding, Inc.
11.25%, 02/01/2014	2,000	1,780
Weyerhaeuser Co.
6.75%, 03/15/2012	1,300	1,329
Pipelines - 0.6%
Regency Energy Partners
9.38%, 06/01/2016 -144A	850	867
Real Estate Investment Trusts - 4.4%
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	1,480	1,526
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,720	1,415
Simon Property Group, Inc.
10.35%, 04/01/2019	1,350	1,615
WEA Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	2,100	2,110

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Real Estate Management & Development - 1.0%
Post Apartment Homes, LP
5.45%, 06/01/2012	$1,600	$1,504
Road & Rail - 2.0%
Erac USA Finance Co.
8.00%, 01/15/2011 -144A	1,400	1,410
Hertz Corp.
10.50%, 01/01/2016	340	325
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	360	324
12.50%, 04/01/2016 -144A	1,000	1,065
Specialty Retail - 2.2%
Michaels Stores, Inc.
11.38%, 11/01/2016	1,200	972
Penske Auto Group, Inc.
7.75%, 12/15/2016	750	638
Staples, Inc.
9.75%, 01/15/2014	1,435	1,681
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp.
6.35%, 01/01/2013 *	1,000	974
Total Corporate Debt Securities (cost $105,372)		108,919

	Shares
CONVERTIBLE PREFERRED STOCK - 0.5%
Road & Rail - 0.5%
Kansas City Southern 5.13% ▲	880	781
Total Convertible Preferred Stock (cost $751)

PREFERRED STOCKS - 1.5%
Commercial Banks - 0.6%
BB&T Capital Trust VI 9.60% ▲	34,000	876
Diversified Telecommunication Services - 0.9%
Centaur Funding Corp. 9.08% -144A ▲	1,661	1,395
Total Preferred Stocks (cost $3,003)		2,271

	Principal
CONVERTIBLE BONDS - 1.4%
Diversified Telecommunication Services - 0.9%
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	$1,350	1,288
Software - 0.5%
Symantec Corp.
0.75%, 06/15/2011	775	792
Total Convertible Bonds (cost $1,925)		2,080

PREFERRED CORPORATE DEBT SECURITY - 0.9%
Commercial Banks - 0.9%
Rabobank Nederland NV
11.00%, 06/30/2019 -144A ¡ Ž	1,200	1,398
Total Preferred Corporate Debt Security (cost $1,260)

REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $2,880 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $2,938.	2,880	2,880
Total Repurchase Agreement (cost $2,880)

Total Investment Securities (cost $148,521) #		152,460
Other Assets and Liabilities - Net		676

Net Assets		$153,136

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
Euro	(3,665)	10/30/2009	$(5,145)	$(78)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Џ	In default.
▲	Rate shown reflects the yield at 07/31/2009.
#

Aggregate cost for federal income tax purposes is $148,521. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,067 and $5,128, respectively. Net unrealized appreciation for tax purposes is $3,939.

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $51,945, or 33.92%, of the Fund’s net assets.

CMBS	Commercial Mortgage-Backed Security
EUR	Euro

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$876	$—	$—	$876
Equities - Industrials	—	781	—	781
Equities - Telecommunication Services	1,395	—	—	1,395
Fixed Income - Consumer Discretionary	—	12,917	—	12,917
Fixed Income - Consumer Staples	—	10,734	—	10,734
Fixed Income - Energy	—	12,765	—	12,765
Fixed Income - Financials	—	33,332	—	33,332
Fixed Income - Foreign Government Obligation	—	5,225	—	5,225
Fixed Income - Industrials	—	13,203	—	13,203
Fixed Income - Information Technology	—	2,195	—	2,195
Fixed Income - Materials	—	19,975	—	19,975
Fixed Income - Mortgage-Backed Security	—	11,764	—	11,764
Fixed Income - Telecommunication Services	—	3,571	—	3,571
Fixed Income - U.S. Government Agency Obligation	—	13,933	—	13,933
Fixed Income - U.S. Government Obligation	—	3,208	—	3,208
Fixed Income - Utilities	—	3,706	—	3,706
Cash & Cash Equivalent - Repurchase Agreement	—	2,880	—	2,880
Total	$2,271	$150,189	$—	$152,460

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(78)	$—	$(78)
Total	$—	$(78)	$—	$(78)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 4.0%
Precision Castparts Corp.	78,869	$6,295
Rockwell Collins, Inc.	21,500	907
Air Freight & Logistics - 2.4%
CH Robinson Worldwide, Inc.	79,724	4,347
Auto Components - 5.4%
BorgWarner, Inc.	215,400	7,149
Johnson Controls, Inc.	98,100	2,539
Capital Markets - 6.9%
Greenhill & Co., Inc.	69,555	5,239
T. Rowe Price Group, Inc.	147,930	6,910
Chemicals - 1.5%
Ecolab, Inc.	63,825	2,649
Commercial Banks - 0.7%
City National Corp.	33,900	1,337
Communications Equipment - 6.2%
Juniper Networks, Inc. ‡	86,200	2,252
Palm, Inc. ‡	312,405	4,914
Polycom, Inc. ‡	164,700	3,912
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. ‡	44,995	1,844
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	28,800	2,479
Diversified Consumer Services - 1.9%
Strayer Education, Inc.	16,195	3,439
Diversified Financial Services - 2.5%
MSCI, Inc. -Class A ‡	161,760	4,521
Electrical Equipment - 1.7%
Cooper Industries, Ltd. -Class A	93,500	3,081
Energy Equipment & Services - 0.7%
Core Laboratories NV	15,400	1,324
Health Care Equipment & Supplies - 4.8%
Idexx Laboratories, Inc. ‡	66,700	3,324
Intuitive Surgical, Inc. ‡	12,100	2,751
Masimo Corp. ‡	97,265	2,378
Health Care Technology - 1.0%
Cerner Corp. ‡	28,200	1,835
Hotels, Restaurants & Leisure - 0.8%
Burger King Holdings, Inc.	80,500	1,370
Internet & Catalog Retail - 2.7%
priceline.com, Inc. ‡	37,900	4,913
Life Sciences Tools & Services - 3.7%
Covance, Inc. ‡	47,200	2,603
Techne Corp.	64,200	4,097
Machinery - 8.2%
Donaldson Co., Inc.	62,830	2,388
Kennametal, Inc.	297,735	6,347
PACCAR, Inc.	174,900	6,060
Media - 1.1%
Dreamworks Animation SKG, Inc. -Class A ‡	61,000	1,922
Oil, Gas & Consumable Fuels - 1.8%
Range Resources Corp.	69,675	3,233
Pharmaceuticals - 1.0%
Allergan, Inc.	33,900	1,811
Professional Services - 3.6%
FTI Consulting, Inc. ‡	51,700	2,814
Robert Half International, Inc.	146,095	3,622
Real Estate Investment Trusts - 1.0%
Plum Creek Timber Co., Inc.	56,601	1,770
Real Estate Management & Development - 1.8%
St. Joe Co. ‡	117,600	3,312
Road & Rail - 1.5%
Kansas City Southern ‡	128,675	2,613
Semiconductors & Semiconductor Equipment - 0.9%
Rovi Corp. ‡	60,900	1,593
Software - 14.5%
Activision Blizzard, Inc. ‡	480,237	5,499
Adobe Systems, Inc. ‡	210,725	6,832
Informatica Corp. ‡	198,300	3,647
Intuit, Inc. ‡	168,800	5,013
Quality Systems, Inc.	30,100	1,652
Salesforce.com, Inc. ‡	81,800	3,545
Specialty Retail - 6.2%
Gap, Inc.	241,595	3,943
Guess, Inc.	245,810	7,146
Textiles, Apparel & Luxury Goods - 3.0%
Carter’s, Inc. ‡	148,500	4,209
Under Armour, Inc. -Class A ‡	46,700	1,134
Trading Companies & Distributors - 3.6%
WW Grainger, Inc.	71,700	6,447
Total Common Stocks (cost $170,505)		174,961

	Principal
REPURCHASE AGREEMENT - 2.6%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $4,576 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $4,669.	$4,576	4,576
Total Repurchase Agreement (cost $4,576)

Total Investment Securities (cost $175,081) #		179,537
Other Assets and Liabilities - Net		(181)

Net Assets		$179,356

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $175,081. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,329 and $13,873, respectively. Net unrealized appreciation for tax purposes is $4,456.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$37,764	$—	$—	$37,764
Equities - Energy	4,557	—	—	4,557
Equities - Financials	23,089	—	—	23,089
Equities - Health Care	18,799	—	—	18,799
Equities - Industrials	49,245	—	—	49,245
Equities - Information Technology	38,858	—	—	38,858
Equities - Materials	2,649	—	—	2,649
Cash & Cash Equivalent - Repurchase Agreement	—	4,576	—	4,576
Total	$174,961	$4,576	$—	$179,537

The notes are an integral part of this report.

2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.0%
Aerospace & Defense - 1.0%
BE Aerospace, Inc.
8.50%, 07/01/2018	$1,800	$1,791
Hawker Beechcraft Acquisition Company LLC
8.50%, 04/01/2015	3,740	2,178
L-3 Communications Corp.
6.13%, 01/15/2014	1,000	968
Auto Components - 0.4%
TRW Automotive, Inc.
7.00%, 03/15/2014 -144A	2,000	1,780
Beverages - 1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016	4,900	4,799
Cott Beverages USA, Inc.
8.00%, 12/15/2011	3,350	3,300
Building Products - 3.8%
Hovnanian K Enterprises, Inc.
11.50%, 05/01/2013	3,500	3,229
Masco Corp.
7.75%, 08/01/2029	2,000	1,612
Owens Corning, Inc.
7.00%, 12/01/2036 Ђ	7,940	6,158
9.00%, 06/15/2019	1,500	1,554
Ply Gem Industries, Inc.
11.75%, 06/15/2013	8,520	6,433
Chemicals - 2.5%
Huntsman International LLC
7.38%, 01/01/2015 Ђ	6,400	5,247
Ineos Group Holdings PLC
8.50%, 02/15/2016 -144A	2,570	1,054
Nova Chemicals Corp.
5.72%, 11/15/2013 *	5,400	4,833
6.50%, 01/15/2012	1,450	1,443
Commercial Banks - 0.5%
Wells Fargo Capital XV
9.75%, 12/29/2049 ¡	2,625	2,671
Commercial Services & Supplies - 0.6%
Ceridian Corp.
11.25%, 11/15/2015 Ђ	2,930	2,498
12.25%, 11/15/2015 Ώ	325	247
Communications Equipment - 0.3%
Nortel Networks, Ltd.
5.34%, 07/15/2011 Џ	2,230	942
10.75%, 07/15/2016 Џ	1,820	796
Computers & Peripherals - 0.3%
Seagate Technology International
6.80%, 10/01/2016	950	893
10.00%, 05/01/2014 -144A	450	493
Consumer Finance - 3.2%
American General Finance Corp.
4.00%, 03/15/2011	2,000	1,405
5.20%, 12/15/2011	2,000	1,342
5.38%, 10/01/2012	2,000	1,284
5.63%, 08/17/2011	3,000	2,056
Ford Motor Credit Co. LLC
7.88%, 06/15/2010	1,400	1,379
9.88%, 08/10/2011	8,575	8,497
Containers & Packaging - 2.1%
Graphic Packaging International, Inc.
8.50%, 08/15/2011	1,692	1,696
Jefferson Smurfit Corp.
8.25%, 10/01/2012 Џ	7,745	3,911
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	3,235	3,146
Sealed Air Corp.
6.88%, 07/15/2033 -144A	2,100	1,858
Diversified Consumer Services - 0.9%
Service Corp. International
6.75%, 04/01/2015	350	329
6.75%, 04/01/2016 Ђ	4,300	4,020
7.00%, 06/15/2017 Ђ	175	163
Diversified Financial Services - 5.9%
AES Red Oak LLC
9.20%, 11/30/2029	2,125	1,849
CIT Group, Inc.
1.35%, 07/28/2011 *	1,500	817
5.13%, 09/30/2014	2,500	1,347
5.40%, 03/07/2013	7,250	3,909
Firekeepers Development Authority
13.88%, 05/01/2015 -144A	2,800	2,800
GMAC, Inc.
6.75%, 12/01/2014 -144A	6,240	5,366
7.25%, 03/02/2011 -144A	3,150	2,969
Janus Capital Group, Inc.
6.13%, 09/15/2011 Ђ	1,300	1,283
6.70%, 06/15/2017 Ђ	1,400	1,251
JPMorgan Chase & Co.
7.90%, 04/30/2018 ¡	2,250	2,139
Nuveen Investments, Inc.
10.50%, 11/15/2015 -144A	7,310	5,190
Diversified Telecommunication Services - 5.6%
Cincinnati Bell, Inc.
7.00%, 02/15/2015	800	758
Fairpoint Communications, Inc.
1.00%, 04/02/2018	4,193	1,090
Frontier Communications Corp.
6.63%, 03/15/2015	1,360	1,278
9.00%, 08/15/2031	5,915	5,443
Qwest Communications International, Inc.
7.50%, 02/15/2014	2,615	2,556
7.50%, 02/15/2014 Ђ	3,900	3,812
Sprint Capital Corp.
6.90%, 05/01/2019	5,570	4,950
Telcordia Technologies, Inc.
4.88%, 07/15/2012 -144A *	6,035	4,828
Windstream Corp.
8.63%, 08/01/2016	3,500	3,553
Electric Utilities - 3.3%
Elwood Energy LLC
8.16%, 07/05/2026	5,153	4,417
Intergen NV
9.00%, 06/30/2017 -144A	5,100	5,024
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/2015 Ђ	9,045	7,099
Electronic Equipment & Instruments - 0.4%
NXP BV / NXP Funding LLC
3.88%, 10/15/2013 *	2,940	1,801
Food & Staples Retailing - 2.0%
Rite Aid Corp.
7.50%, 03/01/2017	2,000	1,710
10.38%, 07/15/2016	1,600	1,544

The notes are an integral part of this report.

1

	Principal	Value
Food & Staples Retailing - (continued)
Supervalu, Inc.
7.50%, 05/15/2012	$4,000	$3,886
8.00%, 05/01/2016	2,430	2,412
Food Products - 1.5%
Del Monte Corp.
6.75%, 02/15/2015	1,075	1,045
8.63%, 12/15/2012 Ђ	190	194
Smithfield Foods, Inc.
7.75%, 05/15/2013	4,375	3,381
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,147
8.25%, 10/01/2011	700	722
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp.
6.25%, 11/15/2015 Ђ	1,100	1,081
6.40%, 06/15/2016	1,125	1,097
Cooper Cos., Inc.
7.13%, 02/15/2015	4,995	4,695
Universal Hospital Services, Inc.
8.50%, 06/01/2015	1,000	970
Health Care Providers & Services - 5.3%
Community Health Systems, Inc.
8.88%, 07/15/2015	6,250	6,438
HCA, Inc.
8.50%, 04/15/2019 -144A	1,100	1,128
9.25%, 11/15/2016	8,875	9,251
Omnicare, Inc.
6.13%, 06/01/2013	3,900	3,647
6.88%, 12/15/2015	600	560
U.S. Oncology, Inc.
9.13%, 08/15/2017 -144A	5,550	5,730
Hotels, Restaurants & Leisure - 7.5%
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 -144A	6,825	4,777
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 -144A	6,600	3,234
MGM Mirage, Inc.
5.88%, 02/27/2014	2,500	1,800
6.75%, 04/01/2013	3,000	2,288
7.50%, 06/01/2016	1,625	1,186
10.38%, 05/15/2014 -144A	500	536
Mohegan Tribal Gaming Authority
7.13%, 08/15/2014	3,275	2,293
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	4,850	4,341
7.25%, 06/15/2016	500	413
Seminole Hard Rock Entertainment, Inc.
3.82%, 03/15/2014 -144A *	5,955	4,466
Seneca Gaming Corp.
7.25%, 05/01/2012	2,000	1,850
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	1,600	1,440
7.88%, 10/15/2014	2,000	1,990
Station Casinos, Inc.
6.00%, 04/01/2012 Џ	5,485	1,646
6.50%, 02/01/2014 Џ	2,620	39
WMG Acquisition Corp.
9.50%, 06/15/2016 -144A	3,150	3,339
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014	2,200	2,046
Household Durables - 3.3%
D.R. Horton, Inc.
5.25%, 02/15/2015	2,008	1,737
5.63%, 01/15/2016	1,900	1,634
Jarden Corp.
7.50%, 05/01/2017	3,390	3,254
KB Home
9.10%, 09/15/2017	2,000	2,025
Meritage Homes Corp.
6.25%, 03/15/2015	5,795	4,738
Mohawk Industries, Inc.
6.63%, 01/15/2016 Ђ	3,475	3,222
Independent Power Producers & Energy Traders - 2.6%
Edison Mission Energy
7.00%, 05/15/2017	3,800	3,026
7.75%, 06/15/2016	2,000	1,680
LSP Energy, LP
7.16%, 01/15/2014	3,024	2,838
NRG Energy, Inc.
7.25%, 02/01/2014	3,520	3,458
7.38%, 01/15/2017	2,000	1,930
Insurance - 1.6%
Genworth Financial, Inc.
6.15%, 11/15/2066 ¡	2,000	950
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 -144A ¡	4,400	3,707
Lincoln National Corp.
7.00%, 05/17/2066 ¡	5,250	3,439
IT Services - 3.8%
Aramark Corp.
8.50%, 02/01/2015	1,450	1,461
DI Finance/Dyncorp International
9.50%, 02/15/2013	2,005	2,010
SunGard Data Systems, Inc.
9.13%, 08/15/2013	5,360	5,466
10.25%, 08/15/2015	4,200	4,305
Unisys Corp.
8.00%, 10/15/2012	4,750	3,990
12.50%, 01/15/2016	3,200	2,256
Media - 5.1%
CSC Holdings, Inc.
7.63%, 07/15/2018	4,650	4,533
8.50%, 06/15/2015 -144A	925	953
Dex Media, Inc.
8.00%, 11/15/2013 Џ	2,500	425
DIRECTV Financing Co.
8.38%, 03/15/2013	2,080	2,124
Dish DBS Corp.
6.63%, 10/01/2014	1,990	1,910
7.75%, 05/31/2015	3,080	3,088
Lamar Media Corp.
6.63%, 08/15/2015	2,025	1,742
9.75%, 04/01/2014 -144A	750	789
Liberty Media Corp.
5.70%, 05/15/2013	2,500	2,244
RH Donnelley, Inc.
11.75%, 05/15/2015 -144A Џ	8,507	4,423
Univision Communications, Inc.
9.75%, 03/15/2015 -144A	2,325	1,546
Videotron Ltee
6.88%, 01/15/2014	1,825	1,789

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metals & Mining - 1.7%
Steel Dynamics, Inc.
7.38%, 11/01/2012	$2,950	$2,928
Teck Resources, Ltd.
9.75%, 05/15/2014 -144A	900	1,001
10.25%, 05/15/2016 -144A	2,250	2,548
U.S. Steel Corp.
7.00%, 02/01/2018	1,950	1,865
Multiline Retail - 1.6%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	5,125	2,460
JC Penney Corp., Inc.
7.65%, 08/15/2016	2,000	1,950
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	4,100	3,984
Multi-Utilities - 0.4%
CMS Energy Corp.
6.55%, 07/17/2017	840	790
6.88%, 12/15/2015	1,340	1,310
Oil, Gas & Consumable Fuels - 9.1%
Chesapeake Energy Corp.
6.88%, 01/15/2016	2,000	1,880
7.00%, 08/15/2014	3,400	3,290
7.25%, 12/15/2018	830	780
7.63%, 07/15/2013	100	100
Connacher Oil And Gas, Ltd.
10.25%, 12/15/2015 -144A	2,480	1,575
Dynegy Holdings, Inc.
7.50%, 06/01/2015	2,975	2,603
7.75%, 06/01/2019	4,440	3,534
El Paso Corp.
7.25%, 06/01/2018	3,100	3,011
Forest Oil Corp.
7.25%, 06/15/2019	2,000	1,903
7.75%, 05/01/2014	275	268
Kinder Morgan Finance Co.
5.70%, 01/05/2016	5,810	5,243
Mariner Energy, Inc.
8.00%, 05/15/2017	1,555	1,353
Newfield Exploration Co.
6.63%, 09/01/2014	2,175	2,099
7.13%, 05/15/2018	295	287
Opti Canada, Inc.
7.88%, 12/15/2014	2,500	1,638
8.25%, 12/15/2014	2,100	1,386
Pioneer Natural Resources Co.
6.65%, 03/15/2017	3,225	2,920
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,700	1,611
7.75%, 06/15/2015	3,000	2,978
Tesoro Corp.
6.25%, 11/01/2012	3,275	3,160
6.63%, 11/01/2015	675	608
Whiting Petroleum Corp.
7.00%, 02/01/2014	3,380	3,312
Paper & Forest Products - 4.2%
Abitibi-Consolidated, Inc.
13.75%, 04/01/2011 -144A Џ	3,200	2,952
Domtar Corp.
7.88%, 10/15/2011	268	269
10.75%, 06/01/2017	5,250	5,330
Georgia-Pacific LLC
7.00%, 01/15/2015 -144A	3,825	3,710
7.13%, 01/15/2017 -144A	1,153	1,124
International Paper Co.
9.38%, 05/15/2019	2,000	2,340
Verso Paper Holdings LLC
11.38%, 08/01/2016	3,000	1,020
11.50%, 07/01/2014 -144A	1,800	1,674
Westvaco Corp.
8.20%, 01/15/2030	2,300	2,191
Real Estate Investment Trusts - 2.1%
Host Hotels & Resorts, LP
7.13%, 11/01/2013	3,155	3,060
9.00%, 05/15/2017 -144A	2,250	2,267
iStar Financial, Inc.
5.88%, 03/15/2016	5,000	1,850
8.63%, 06/01/2013	5,000	2,000
10.00%, 06/15/2014 -144A	1,500	1,050
Real Estate Management & Development - 0.7%
First Industrial, LP
5.75%, 01/15/2016	2,000	1,276
Realogy Corp.
10.50%, 04/15/2014	5,305	2,414
Road & Rail - 0.8%
Hertz Corp.
8.88%, 01/01/2014	4,150	3,994
Semiconductors & Semiconductor Equipment - 1.9%
Freescale Semiconductor, Inc.
10.13%, 12/15/2016	7,345	3,783
Intelsat Corp.
9.25%, 06/15/2016	2,715	2,742
Stats ChipPAC, Ltd.
6.75%, 11/15/2011	2,750	2,702
Software - 0.7%
First Data Corp.
9.88%, 09/24/2015	4,136	3,490
Textiles, Apparel & Luxury Goods - 1.4%
Levi Strauss & Co.
8.88%, 04/01/2016	1,200	1,191
9.75%, 01/15/2015	5,480	5,562
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc.
6.88%, 10/31/2013	3,125	2,852
Total Corporate Debt Securities (cost $496,987)		458,766

	Shares
PREFERRED STOCK - 0.2%
Diversified Financial Services - 0.2%
Preferred Blocker, Inc. 7.00% -144A Ђ ▲	2,228	1,026
Total Preferred Stock (cost $701)

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $28,453 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $29,022.	$28,453	$28,453
Total Repurchase Agreement (cost $28,453)

Total Investment Securities (cost $526,141) #		488,245
Other Assets and Liabilities - Net		10,274

Net Assets		$498,519

NOTES TO SCHEDULE OF INVESTMENTS:

Ђ	Multi-coupon security. Interest rate may increase or decrease as the credit rating changes.
*	Floating or variable rate note. Rate is listed as of 07/31/2009.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Џ	In default.
▲	Rate shown reflects the yield at 07/31/2009.
#

Aggregate cost for federal income tax purposes is $526,141. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,168 and $54,064, respectively. Net unrealized depreciation for tax purposes is $37,896.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $84,917, or 17.03%, of the Fund’s net assets.

PIK	Payment-in Kind

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$1,026	$—	$—	$1,026
Fixed Income - Consumer Discretionary	—	91,042	—	91,042
Fixed Income - Consumer Staples	—	35,736	—	35,736
Fixed Income - Energy	—	45,539	—	45,539
Fixed Income - Financials	—	69,567	—	69,567
Fixed Income - Health Care	—	33,469	—	33,469
Fixed Income - Industrials	—	30,662	—	30,662
Fixed Income - Information Technology	—	37,130	—	37,130
Fixed Income - Materials	—	52,140	—	52,140
Fixed Income - Telecommunication Services	—	31,909	—	31,909
Fixed Income - Utilities	—	31,572	—	31,572
Cash & Cash Equivalent - Repurchase Agreement	—	28,453	—	28,453
Total	$1,026	$487,219	$—	$488,245

The notes are an integral part of this report.

4

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	42,500	$3,177
Auto Components - 0.4%
Johnson Controls, Inc.	47,500	1,229
Beverages - 2.0%
PepsiCo, Inc.	111,900	6,350
Biotechnology - 6.7%
Celgene Corp. ‡	120,300	6,852
Gilead Sciences, Inc. ‡	257,794	12,614
Vertex Pharmaceuticals, Inc. ‡	45,400	1,635
Capital Markets - 4.5%
Charles Schwab Corp.	257,300	4,598
Goldman Sachs Group, Inc.	59,100	9,651
Chemicals - 1.8%
Monsanto Co.	67,400	5,662
Communications Equipment - 9.2%
Cisco Systems, Inc. ‡	300,400	6,612
Qualcomm, Inc.	310,700	14,356
Research In Motion, Ltd. ‡	106,100	8,064
Computers & Peripherals - 7.5%
Apple, Inc. ‡	78,800	12,876
Hewlett-Packard Co.	129,500	5,607
International Business Machines Corp.	45,400	5,354
Diversified Financial Services - 1.2%
Bank of America Corp.	250,500	3,705
Electrical Equipment - 1.6%
First Solar, Inc. ‡	33,500	5,172
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. ‡	28,918	671
Energy Equipment & Services - 2.0%
Schlumberger, Ltd.	50,700	2,712
Weatherford International, Ltd. ‡	200,900	3,769
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	69,300	3,430
CVS Caremark Corp.	175,500	5,876
Wal-Mart Stores, Inc.	78,500	3,917
Food Products - 1.0%
Cadbury PLC	305,300	3,014
Health Care Equipment & Supplies - 4.8%
Alcon, Inc.	57,500	7,337
Baxter International, Inc.	140,400	7,914
Health Care Providers & Services - 2.6%
Medco Health Solutions, Inc. ‡	154,500	8,167
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. ‡	99,600	1,763
Household Products - 1.4%
Colgate-Palmolive Co.	62,800	4,549
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. ‡	112,700	9,664
Internet Software & Services - 6.0%
Baidu, Inc. ADR ‡	11,400	3,969
Google, Inc. -Class A ‡	33,900	15,019
IT Services - 5.0%
Mastercard, Inc. -Class A	33,900	6,578
Visa, Inc. -Class A	141,200	9,243
Media - 1.4%
Walt Disney Co.	172,000	4,321
Multiline Retail - 1.5%
Kohl’s Corp. ‡	96,500	4,685
Oil, Gas & Consumable Fuels - 6.7%
Occidental Petroleum Corp.	111,100	7,926
Petroleo Brasileiro SA ADR	115,000	4,743
Southwestern Energy Co. ‡	129,000	5,344
XTO Energy, Inc.	77,300	3,110
Pharmaceuticals - 7.2%
Abbott Laboratories	81,000	3,644
Mylan, Inc. ‡	138,500	1,827
Roche Holding AG ADR	130,500	5,134
Shire PLC ADR	58,260	2,611
Teva Pharmaceutical Industries, Ltd. ADR	183,000	9,761
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	90,100	2,466
Applied Materials, Inc.	312,900	4,318
Intel Corp.	321,600	6,191
Software - 7.7%
Adobe Systems, Inc. ‡	213,100	6,910
Microsoft Corp.	277,300	6,522
Oracle Corp.	227,400	5,032
Salesforce.com, Inc. ‡	44,400	1,924
SAP AG ADR	83,200	3,931
Specialty Retail - 0.2%
Tiffany & Co.	26,403	788
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	46,650	1,380
Nike, Inc. -Class B	85,530	4,845
Total Common Stocks (cost $259,739)		308,519

	Principal
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $7,626 on 08/03/2009. Collateralized by various U.S. Government Obligations, zero coupon interest rate, due 12/24/2009 - 01/14/2010, and with a value of $7,781.	$7,626	7,626
Total Repurchase Agreement (cost $7,626)

Total Investment Securities (cost $267,365) #		316,145
Other Assets and Liabilities - Net		338

Net Assets		$316,483

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $267,365. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,355 and $2,575, respectively. Net unrealized appreciation for tax purposes is $48,780.

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$28,675	$—	$—	$28,675
Equities - Consumer Staples	21,260	—	—	21,260
Equities - Energy	27,604	—	—	27,604
Equities - Financials	17,954	—	—	17,954
Equities - Health Care	67,496	—	—	67,496
Equities - Industrials	8,349	—	—	8,349
Equities - Information Technology	125,643	—	—	125,643
Equities - Materials	5,662	—	—	5,662
Equities - Telecommunication Services	5,876	—	—	5,876
Cash & Cash Equivalent - Repurchase Agreement	—	7,626	—	7,626
Total	$308,519	$7,626	$—	$316,145

The notes are an integral part of this report.

2

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury Bond
6.13%, 11/15/2027	$150	$185
8.88%, 08/15/2017	8,750	12,096
U.S. Treasury Note
1.88%, 02/28/2014	6,000	5,866
4.63%, 02/15/2017	1,250	1,366
U.S. Treasury STRIPS
02/15/2014	6,200	5,341
08/15/2017	300	223
08/15/2020	1,300	808
Total U.S. Government Obligations (cost $25,863)		25,885

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.0%
Fannie Mae
09/25/2032 PO	167	146
0.49%, 02/25/2036 *	915	847
0.53%, 11/25/2046 *	371	355
4.50%, 12/25/2017	666	682
5.00%, 03/25/2018 - 06/25/2019	1,475	1,546
5.51%, 07/01/2037 *	694	729
5.61%, 11/01/2037 *	863	902
5.90%, 02/25/2015	652	645
6.00%, 03/01/2019 - 10/25/2036	3,289	3,497
6.23%, 02/01/2037 *	1,048	1,106
6.33%, 07/01/2037 *	964	1,022
6.35%, 09/01/2036 *	1,394	1,479
6.50%, 11/25/2031	344	368
6.61%, 09/01/2036 *	515	545
7.00%, 12/25/2041 - 02/25/2044	1,902	2,078
7.50%, 11/01/2038 - 12/25/2045	1,813	1,992
23.52%, 11/25/2035 *	612	797
Freddie Mac
4.50%, 06/15/2018	500	513
5.50%, 03/01/2027	1,002	1,056
5.96%, 11/01/2036 *	1,097	1,157
6.00%, 10/15/2026	517	522
6.01%, 05/01/2037 *	876	925
6.18%, 11/15/2037 *IO	372	36
6.25%, 10/15/2023	1,642	1,758
6.50%, 09/25/2043	306	331
7.00%, 02/25/2043 - 07/25/2043	848	929
7.50%, 09/01/2038 - 09/25/2043	1,693	1,866
8.50%, 09/01/2015	412	475
8.57%, 11/15/2033 *	103	86
Ginnie Mae
0.47%, 04/16/2037 *	326	315
5.93%, 03/20/2037 - 06/20/2038 *IO	2,636	197
6.00%, 04/20/2020	994	1,063
6.03%, 03/20/2039 *IO	987	96
6.26%, 12/20/2037 *IO	553	46
6.28%, 11/16/2033 *IO	455	53
6.50%, 12/15/2035 - 03/20/2039 IO	1,605	1,088
7.00%, 09/20/2034 *	125	125
7.33%, 09/20/2038 *IO	647	69
7.36%, 03/17/2033 *	494	477
7.43%, 04/16/2038 *IO	470	49
7.50%, 12/20/2029	823	858
16.71%, 02/20/2034 *	73	80
Total U.S. Government Agency Obligations (cost $33,031)		32,906

MORTGAGE-BACKED SECURITIES - 2.6%
ASG Resecuritization Trust
Series 2009-2, Class A55
5.84%, 05/24/2036 -144A	188	180
Series 2009-3, Class A65
5.59%, 03/26/2037 -144A	847	788
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034 - 01/25/2034	530	502
BCAP LLC Trust
Series 6354, Class A1
5.50%, 11/26/2034	550	511
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-8, Class 2A1
4.50%, 06/25/2019	280	273
CS First Boston Mortgage Securities Corp.
Series 2003-29, Class 8A1
6.00%, 11/25/2018	207	188
JPMorgan Mortgage Trust
Series 2006-A3, Class 6A1
4.07%, 08/25/2034	295	266
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	136
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
3.14%, 11/21/2034 *	300	284
Prime Mortgage Trust
Series 2004-CL1, Class 1PO
02/25/2034 PO	62	42
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1, Class A
3.45%, 04/25/2032 -144A	101	82
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	608	666
WAMU Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10
16.68%, 06/25/2033 *	80	65
Series 2004-AR3, Class A1
3.14%, 06/25/2034	143	131
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	339	322
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.44%, 10/25/2033 *	92	89
Series 2004-EE, Class 2A1
3.48%, 12/25/2034 *	430	400
Series 2004-EE, Class 3A1
4.49%, 12/25/2034 *	248	234
Series 2004-V, Class 1A2
3.54%, 10/25/2034	218	202
Total Mortgage-Backed Securities (cost $5,414)		5,361

The notes are an integral part of this report.

1

	Principal	Value
ASSET-BACKED SECURITIES - 0.2%
HFC Home Equity Loan Asset Backed Certificates
Series 2005-2, Class A1
0.54%, 01/20/2035 *	$121	$99
Series 2006-1, Class A1
0.43%, 01/20/2036 *	238	208
Total Asset-Backed Securities (cost $302)		307

CORPORATE DEBT SECURITIES - 1.5%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 -144A	60	67
Capital Markets - 0.2%
Goldman Sachs Group, Inc.
3.63%, 08/01/2012	225	229
Morgan Stanley
6.63%, 04/01/2018	200	213
Commercial Banks - 0.1%
Barclays Bank PLC
5.20%, 07/10/2014	125	129
BB&T Corp.
3.85%, 07/27/2012	85	86
Consumer Finance - 0.0%
Capital One Financial Corp.
7.38%, 05/23/2014	75	81
Diversified Financial Services - 0.5%
Associates Corp.
6.95%, 11/01/2018	300	273
Bank of America Corp.
6.50%, 08/01/2016	500	508
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	113
Citigroup, Inc.
8.13%, 07/15/2039	100	101
Diversified Telecommunication Services - 0.2%
Cisco Systems, Inc.
5.90%, 02/15/2039	100	106
GTE Corp.
8.75%, 11/01/2021	250	310
Electric Utilities - 0.1%
Appalachian Power Co.
5.95%, 05/15/2033	50	47
Pacificorp
5.65%, 07/15/2018	100	109
Insurance - 0.1%
Principal Life Income Funding Trusts
5.30%, 12/14/2012	200	206
Media - 0.1%
TCI Communications, Inc.
7.13%, 02/15/2028	100	107
Oil, Gas & Consumable Fuels - 0.0%
Carolina Power & Light Co.
5.30%, 01/15/2019	80	85
Software - 0.1%
Oracle Corp.
5.00%, 07/08/2019	100	105
Transportation Infrastructure - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 06/01/2036	90	104
Total Corporate Debt Securities (cost $2,920)		2,979

REPURCHASE AGREEMENT - 72.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $147,153 on 08/03/2009. Collateralized by a U.S. Government Obligation, zero coupon interest rate, due 11/12/2009, and with a value of $150,100.	147,153	147,153
Total Repurchase Agreement (cost $147,153)

Total Investment Securities (cost $214,683) #		214,591
Other Assets and Liabilities - Net		(10,662)

Net Assets		$203,929

NOTES TO SCHEDULE OF INVESTMENTS:

PO	Principal Only.
*	Floating or variable rate note. Rate is listed as of 07/31/2009.
IO	Interest Only.
#

Aggregate cost for federal income tax purposes is $214,683. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $244 and $336, respectively. Net unrealized depreciation for tax purposes is $92.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $1,117, or 0.56%, of the Fund’s net assets.

LB	Lehman Brothers
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$307	$—	$307
Fixed Income - Consumer Staples	—	67	—	67
Fixed Income - Financials	—	1,939	—	1,939
Fixed Income - Industrials	—	104	—	104
Fixed Income - Information Technology	—	105	—	105
Fixed Income - Mortgage-Backed Security	—	5,361	—	5,361
Fixed Income - Telecommunication Services	—	523	—	523
Fixed Income - U.S. Government Agency Obligation	—	32,906	—	32,906
Fixed Income - U.S. Government Obligation	—	25,885	—	25,885
Fixed Income - Utilities	—	241	—	241
Cash & Cash Equivalent - Repurchase Agreement	—	147,153	—	147,153
Total	$—	$214,591	$—	$214,591

The notes are an integral part of this report.

3

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 68.5%
Australia - 0.3%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,700	$2,166
Belgium - 3.6%
Belgium Government Bond
4.00%, 03/28/2018	EUR	17,100	25,131
Canada - 3.4%
Canadian Government Bond
3.75%, 06/01/2012 - 06/01/2019	CAD	18,200	17,691
5.75%, 06/01/2033	CAD	4,913	5,727
Denmark - 3.9%
Denmark Government Bond
5.00%, 11/15/2013	DKK	35,000	7,340
6.00%, 11/15/2009	DKK	100,920	19,563
France - 7.5%
Caisse D’amortissement de La Dette Sociale
3.75%, 10/25/2020	EUR	4,520	6,294
French Government Bond
5.75%, 10/25/2032	EUR	12,500	22,018
French Treasury Note
2.50%, 07/12/2010	EUR	16,080	23,291
Germany - 4.0%
Bundesobligation
2.25%, 04/11/2014	EUR	8,705	12,329
Bundesrepublik Deutschland
4.25%, 01/04/2014	EUR	5,600	8,612
4.75%, 07/04/2034	EUR	1,400	2,191
Republic of Germany
4.00%, 04/13/2012	EUR	3,200	4,840
Ireland - 1.3%
Ireland Government Bond
3.90%, 03/05/2012	EUR	6,000	8,873
Italy - 7.1%
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037	EUR	9,100	11,183
5.00%, 08/01/2034	EUR	9,660	13,877
5.25%, 08/01/2017	EUR	15,200	24,097
Japan - 22.1%
Japan Government Bond
1.30%, 03/20/2015	JPY	990,000	10,733
1.40%, 12/20/2011	JPY	3,870,000	41,917
1.50%, 09/20/2018	JPY	1,765,000	18,972
1.70%, 09/20/2017	JPY	1,680,000	18,516
1.80%, 06/20/2018	JPY	633,500	6,996
1.90%, 06/20/2025	JPY	2,980,000	31,387
2.10%, 09/20/2024 - 09/20/2028	JPY	2,250,000	23,983
Netherlands - 3.1%
Netherlands Government Bond
4.00%, 01/15/2037	EUR	5,050	7,106
4.25%, 07/15/2013	EUR	9,400	14,370
Poland - 1.5%
Poland Government Bond
5.75%, 04/25/2014	PLN	29,700	10,319
Spain - 4.5%
Spain Government Bond
4.25%, 01/31/2014	EUR	6,800	10,368
4.60%, 07/30/2019	EUR	2,300	3,485
4.90%, 07/30/2040	EUR	1,700	2,604
5.40%, 07/30/2011	EUR	9,600	14,737
Sweden - 1.3%
Sweden Government Bond
5.50%, 10/08/2012	SEK	56,720	8,697
United Kingdom - 4.9%
U.K. Gilt
2.25%, 03/07/2014	GBP	5,900	9,496
4.25%, 06/07/2032	GBP	5,550	8,915
4.50%, 03/07/2019 - 12/07/2042	GBP	5,200	8,762
4.75%, 09/07/2015	GBP	3,700	6,752
Total Foreign Government Obligations (cost $447,016)			473,338

MORTGAGE-BACKED SECURITY - 0.5%
Spain - 0.5%
UCI
Series 15, Class A
1.39%, 12/18/2048 * §	EUR	4,488	3,637
Total Mortgage-Backed Security (cost $6,005)

ASSET-BACKED SECURITY - 0.1%
Spain - 0.1%
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
1.93%, 11/25/2021 * §	EUR	448	626
Total Asset-Backed Security (cost $571)

CORPORATE DEBT SECURITIES - 27.8%
Denmark - 0.4%
Nykredit Realkredit A/S
5.00%, 01/01/2010	EUR	2,000	2,891
France - 5.7%
Compagnie de Financement Foncier
1.25%, 12/01/2011	JPY	2,230,000	23,033
Dexia Municipal Agency
3.50%, 09/21/2009	EUR	11,530	16,486
Germany - 6.6%
Bayerische Landesbank
1.40%, 04/22/2013	JPY	1,508,000	15,746
Eurohypo AG
3.75%, 04/11/2011	EUR	14,800	21,669
Kreditanstalt Fuer Wiederaufbau
2.60%, 06/20/2037	JPY	355,000	3,556
5.50%, 12/07/2015	GBP	2,150	3,922
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,057
Ireland - 1.7%
Depfa ACS Bank
1.65%, 12/20/2016	JPY	800,000	6,128
Ulster Bank Finance PLC
1.24%, 03/29/2011 *	EUR	4,000	5,302
Spain - 4.1%
Ayt Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, 06/23/2011	EUR	15,700	22,726
La Caja de Ahorros y Pensiones de Barcelona
3.25%, 10/05/2015	EUR	3,900	5,327
Supranational - 4.7%
European Investment Bank
1.40%, 06/20/2017	JPY	1,946,000	20,368
4.25%, 10/15/2014	EUR	7,900	11,954

The notes are an integral part of this report.

1

	Principal		Value
United Kingdom - 4.6%
Barclays Bank PLC
1.14%, 04/20/2016 * §	EUR	4,000	$4,855
Lloyds TSB Bank PLC
3.75%, 11/17/2011	EUR	5,285	7,818
Network Rail Infrastructure Finance PLC
4.38%, 01/18/2011	GBP	5,870	10,174
4.75%, 11/29/2035	GBP	2,530	4,248
Royal Bank of Scotland PLC
3.75%, 11/14/2011 §	EUR	3,130	4,637
Total Corporate Debt Securities (cost $171,432)			191,897

Short-Term Foreign Government Obligation - 0.2%
French Treasury Bill
0.43%, 11/05/2009 £		$1,174	1,670
Total Short-Term Foreign Government Obligation (cost $1,567)

REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $6,113 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $6,237.		6,113	6,113
Total Repurchase Agreement (cost $6,113)

Total Investment Securities (cost $632,704) #			677,281
Other Assets and Liabilities - Net			13,768

Net Assets			$691,049

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Canadian Government Bond	22	09/21/2009	$(15)
10-Year Japanese Government Bond	24	09/10/2009	557
3-Year Australian Government Bond	4	09/15/2009	(1)
German Euro BOBL	151	09/08/2009	230
German Euro Bund	171	09/08/2009	899
German Euro Schatz	216	09/08/2009	(98)
U.K. Long Gilt	51	09/28/2009	110
			$1,682

The notes are an integral part of this report.

2

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	8,466	08/13/2009	$6,635	$439
Australian Dollar	1,353	08/13/2009	1,053	77
Australian Dollar	3,708	08/13/2009	3,065	33
Australian Dollar	(3,827)	08/13/2009	(3,001)	(196)
Canadian Dollar	3,640	08/13/2009	3,139	240
Canadian Dollar	(10,297)	08/13/2009	(9,163)	(396)
Canadian Dollar	(3,000)	08/13/2009	(2,655)	(130)
Danish Krone	(112,010)	08/13/2009	(20,839)	(594)
Euro	2,827	08/13/2009	3,982	48
Euro	900	08/13/2009	1,266	17
Euro	6,000	08/13/2009	8,375	177
Euro	650	08/13/2009	910	17
Euro	1,370	08/13/2009	1,930	23
Euro	4,400	08/13/2009	6,244	28
Euro	600	08/13/2009	844	11
Euro	7,150	08/13/2009	10,097	94
Euro	(833)	08/13/2009	(1,182)	(6)
Euro	(4,800)	08/13/2009	(6,849)	8
Euro	(2,342)	08/13/2009	(3,320)	(19)
Euro	(28,177)	08/13/2009	(39,038)	(1,125)
Euro	(1,300)	08/13/2009	(1,832)	(20)
Euro	(2,387)	08/13/2009	(3,320)	(82)
Euro	(1,017)	08/13/2009	(1,431)	(19)
Euro	(9,500)	08/13/2009	(13,367)	(174)
Japanese Yen	7,196,449	08/13/2009	73,021	3,041
Japanese Yen	120,000	08/13/2009	1,260	8
Japanese Yen	354,024	08/13/2009	3,717	25
Japanese Yen	137,931	08/13/2009	1,447	11
Japanese Yen	700,001	08/13/2009	7,479	(80)
Japanese Yen	219,941	08/13/2009	2,319	5
Japanese Yen	111,756	08/13/2009	1,176	5
Japanese Yen	325,153	08/13/2009	3,403	33
Japanese Yen	(119,596)	08/13/2009	(1,237)	(27)
Japanese Yen	(600,000)	08/13/2009	(6,198)	(143)
Japanese Yen	(325,762)	08/13/2009	(3,324)	(119)
Japanese Yen	(397,507)	08/13/2009	(4,037)	(165)
Japanese Yen	(118,918)	08/13/2009	(1,239)	(17)
Japanese Yen	(111,896)	08/13/2009	(1,166)	(16)
Japanese Yen	(250,836)	08/13/2009	(2,636)	(15)
Japanese Yen	(161,720)	08/13/2009	(1,736)	26
Japanese Yen	(650,001)	08/13/2009	(6,927)	57
Japanese Yen	(339,113)	08/13/2009	(3,593)	8
Norwegian Krone	81,521	08/13/2009	12,549	745
Norwegian Krone	(9,494)	08/13/2009	(1,501)	(48)
Norwegian Krone	(10,293)	08/13/2009	(1,601)	(78)
Norwegian Krone	(8,536)	08/13/2009	(1,330)	(62)
Polish Zloty	(28,184)	08/13/2009	(9,574)	(106)
Swedish Krona	4,088	08/13/2009	534	33
Swedish Krona	8,604	08/13/2009	1,130	63
Swedish Krona	12,861	08/13/2009	1,657	126
Swedish Krona	(59,648)	08/13/2009	(7,565)	(703)
Swiss Franc	69	08/13/2009	63	2
Swiss Franc	(1,183)	08/13/2009	(1,100)	(6)
Pound Sterling	3,268	08/13/2009	5,176	282
Pound Sterling	715	08/13/2009	1,172	22
Pound Sterling	749	08/13/2009	1,208	43
Pound Sterling	1,276	08/13/2009	2,107	24
Pound Sterling	(697)	08/13/2009	(1,118)	(47)
Pound Sterling	(5,730)	08/13/2009	(9,394)	(178)
				$1,200

The notes are an integral part of this report.

3

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	1,807	08/13/2009	$86
Sell	Euro	(1,025)	08/13/2009	(37)
Buy	Canadian Dollar	1,190	08/13/2009	12
Sell	Euro	(772)	08/13/2009	(7)
Buy	Canadian Dollar	1,234	08/13/2009	4
Sell	Japanese Yen	(108,989)	08/13/2009	(10)
Buy	Euro	803	08/13/2009	27
Sell	Japanese Yen	(106,729)	08/13/2009	(10)
Buy	Euro	805	08/13/2009	34
Sell	Japanese Yen	(108,206)	08/13/2009	(29)
Buy	Euro	871	08/13/2009	21
Sell	Japanese Yen	(116,927)	08/13/2009	(15)
Buy	Euro	911	08/13/2009	34
Sell	Japanese Yen	(120,237)	08/13/2009	(6)
Buy	Euro	1,399	08/13/2009	6
Sell	Japanese Yen	(187,867)	08/13/2009	2
Buy	Euro	1,645	08/13/2009	58
Sell	Pound Sterling	(1,415)	08/13/2009	(78)
Buy	Euro	2,053	08/13/2009	11
Sell	Swedish Krona	(21,746)	08/13/2009	(98)
Buy	Euro	2,058	08/13/2009	39
Sell	Pound Sterling	(1,765)	08/13/2009	(54)
Buy	Euro	2,293	08/13/2009	58
Sell	Pound Sterling	(1,985)	08/13/2009	(105)
Buy	Euro	2,401	08/13/2009	13
Sell	Norwegian Krone	(21,177)	08/13/2009	(44)
Buy	Euro	2,401	08/13/2009	13
Sell	Swedish Krona	(25,283)	08/13/2009	(94)
Buy	Euro	2,410	08/13/2009	61
Sell	Australian Dollar	(4,287)	08/13/2009	(207)
Buy	Euro	2,420	08/13/2009	46
Sell	Pound Sterling	(2,063)	08/13/2009	(42)
Buy	Euro	2,473	08/13/2009	47
Sell	Pound Sterling	(2,108)	08/13/2009	(44)
Buy	Euro	2,496	08/13/2009	16
Sell	Japanese Yen	(341,428)	08/13/2009	(68)
Buy	Euro	2,589	08/13/2009	85
Sell	Pound Sterling	(2,178)	08/13/2009	(33)
Buy	Euro	2,596	08/13/2009	14
Sell	Norwegian Krone	(22,934)	08/13/2009	(54)
Buy	Euro	2,994	08/13/2009	10
Sell	Swedish Krona	(31,466)	08/13/2009	(103)
Buy	Japanese Yen	103,548	08/13/2009	20
Sell	Euro	(770)	08/13/2009	(22)
Buy	Japanese Yen	267,340	08/13/2009	50
Sell	Euro	(1,983)	08/13/2009	(52)
Buy	Japanese Yen	321,234	08/13/2009	51
Sell	Euro	(2,423)	08/13/2009	(110)
Buy	Japanese Yen	327,218	08/13/2009	36
Sell	Pound Sterling	(2,074)	08/13/2009	(42)
Buy	Japanese Yen	422,021	08/13/2009	22
Sell	Euro	(3,225)	08/13/2009	(158)
Buy	Norwegian Krone	6,464	08/13/2009	13
Sell	Euro	(733)	08/13/2009	(4)
Buy	Norwegian Krone	20,174	08/13/2009	139
Sell	Euro	(2,243)	08/13/2009	(45)
Buy	Norwegian Krone	21,492	08/13/2009	218
Sell	Euro	(2,370)	08/13/2009	(91)
Buy	Swedish Krona	12,518	08/13/2009	45
Sell	Norwegian Krone	(10,584)	08/13/2009	(36)
Buy	Swedish Krona	21,858	08/13/2009	109
Sell	Euro	(2,012)	08/13/2009	53
Buy	Swedish Krona	22,211	08/13/2009	217
Sell	Norwegian Krone	(18,099)	08/13/2009	(90)

The notes are an integral part of this report.

4

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Swedish Krona	25,509	08/13/2009	$103
Sell	Norwegian Krone	(21,135)	08/13/2009	(14)
Buy	Swedish Krona	35,486	08/13/2009	151
Sell	Euro	(3,340)	08/13/2009	6
Buy	Swiss Franc	2,070	08/13/2009	(1)
Sell	Euro	(1,360)	08/13/2009	1
Buy	Pound Sterling	637	08/13/2009	14
Sell	Swedish Krona	(8,003)	08/13/2009	(58)
Buy	Pound Sterling	659	08/13/2009	16
Sell	Norwegian Krone	(6,964)	08/13/2009	(51)
Buy	Pound Sterling	765	08/13/2009	30
Sell	Canadian Dollar	(1,450)	08/13/2009	(99)
Buy	Pound Sterling	765	08/13/2009	28
Sell	Euro	(886)	08/13/2009	(12)
Buy	Pound Sterling	1,535	08/13/2009	110
Sell	Euro	(1,781)	08/13/2009	(85)
Buy	Pound Sterling	1,639	08/13/2009	40
Sell	Euro	(1,895)	08/13/2009	(4)
Buy	Pound Sterling	1,778	08/13/2009	31
Sell	Euro	(2,053)	08/13/2009	12
Buy	Pound Sterling	1,783	08/13/2009	77
Sell	Japanese Yen	(274,550)	08/13/2009	♦
Buy	Pound Sterling	1,928	08/13/2009	53
Sell	Euro	(2,230)	08/13/2009	(11)
Buy	Pound Sterling	2,039	08/13/2009	65
Sell	Euro	(2,357)	08/13/2009	(19)
Buy	Pound Sterling	2,237	08/13/2009	52
Sell	Euro	(2,583)	08/13/2009	2
				$319

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	70.0%	$473,338
Commercial Banks	15.9	107,156
Thrifts & Mortgage Finance	7.0	47,593
Diversified Financial Services	5.4	37,148
Mortgage-Backed Security	0.5	3,637
Asset-Backed Security	0.1	626
Investment Securities, at Value	98.9	669,498
Short-Term Investments	1.1	7,783
Total Investments	100.0%	$677,281

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
§	Illiquid. These securities aggregated $13,755, or 1.99%, of the Fund’s net assets.
£	A portion of this security has been pledged as collateral with the broker in the amount of $1,430 to cover margin requirements for open future contracts.
Г	Contract amounts are not in thousands.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $632,704. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,256 and $7,679, respectively. Net unrealized appreciation for tax purposes is $44,577.

The notes are an integral part of this report.

5

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$626	$—	$626
Fixed Income - Financials	—	191,897	—	191,897
Fixed Income - Foreign Government Obligation	—	473,338	—	473,338
Fixed Income - Mortgage-Backed Security	—	3,637	—	3,637
Cash & Cash Equivalent - Repurchase Agreement	—	6,113	—	6,113
Cash & Cash Equivalent - Short-Term Foreign Government Obligation	—	1,670	—	1,670
Total	$—	$677,281	$—	$677,281

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$1,519	$—	$1,519
Futures Contracts	—	1,682	—	1,682
Total	$—	$3,201	$—	$3,201

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

6

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc. ‡	12,400	$976
L-3 Communications Corp.	16,800	1,268
Precision Castparts Corp.	24,200	1,932
Auto Components - 0.6%
Wabco Holdings, Inc.	53,500	1,017
Beverages - 0.3%
Brown-Forman Corp. -Class B	12,525	550
Capital Markets - 1.8%
Affiliated Managers Group, Inc. ‡	9,450	624
Northern Trust Corp.	14,300	855
T. Rowe Price Group, Inc.	31,500	1,472
Chemicals - 4.9%
Air Products & Chemicals, Inc.	13,500	1,007
Airgas, Inc.	26,300	1,172
Albemarle Corp.	82,872	2,462
PPG Industries, Inc.	31,900	1,755
Sigma-Aldrich Corp.	32,500	1,649
Commercial Banks - 6.3%
Bancorpsouth, Inc.	20,400	459
BB&T Corp.	56,200	1,286
City National Corp.	10,900	430
Cullen/Frost Bankers, Inc.	29,300	1,407
M&T Bank Corp.	49,500	2,887
SunTrust Banks, Inc.	46,500	907
Synovus Financial Corp.	181,600	637
TCF Financial Corp.	82,100	1,161
Wilmington Trust Corp.	66,300	762
Zions Bancorp	39,200	532
Commercial Services & Supplies - 2.0%
Republic Services, Inc. -Class A	125,400	3,336
Construction Materials - 0.4%
Vulcan Materials Co.	13,000	617
Containers & Packaging - 1.7%
Ball Corp.	59,400	2,873
Distributors - 1.2%
Genuine Parts Co.	56,000	1,984
Diversified Consumer Services - 0.9%
H&R Block, Inc.	86,800	1,449
Diversified Telecommunication Services - 1.6%
CenturyTel, Inc.	53,000	1,663
Windstream Corp.	110,954	973
Electric Utilities - 3.2%
American Electric Power Co., Inc.	99,100	3,068
Westar Energy, Inc.	108,600	2,136
Electrical Equipment - 0.6%
Cooper Industries, Ltd. -Class A	28,500	939
Electronic Equipment & Instruments - 3.8%
Amphenol Corp. -Class A	51,800	1,728
Arrow Electronics, Inc. ‡	94,800	2,442
Tyco Electronics, Ltd.	97,700	2,098
Food & Staples Retailing - 2.2%
Safeway, Inc.	164,600	3,116
SYSCO Corp.	17,500	416
Food Products - 1.6%
JM Smucker Co.	51,900	2,597
Gas Utilities - 3.9%
Energen Corp.	70,000	2,893
EQT Corp.	55,300	2,122
Oneok, Inc.	45,200	1,496
Health Care Equipment & Supplies - 1.5%
Becton Dickinson & Co.	37,685	2,455
Health Care Providers & Services - 3.8%
Community Health Systems, Inc. ‡	55,100	1,560
Coventry Health Care, Inc. ‡	62,950	1,448
Lincare Holdings, Inc. ‡	81,783	2,142
VCA Antech, Inc. ‡	41,800	1,069
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	9,700	165
Marriott International, Inc. -Class A	88,710	1,911
Household Durables - 1.8%
Fortune Brands, Inc.	51,200	2,026
Jarden Corp. ‡	36,200	892
Household Products - 1.7%
Clorox Co.	24,200	1,477
Energizer Holdings, Inc. ‡	21,300	1,364
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	64,800	2,030
Insurance - 11.7%
Assurant, Inc.	121,800	3,108
Cincinnati Financial Corp.	137,555	3,322
Everest RE Group, Ltd.	5,100	409
Loews Corp.	55,700	1,672
Old Republic International Corp.	357,050	3,693
OneBeacon Insurance Group, Ltd. -Class A	145,200	1,641
Principal Financial Group, Inc.	77,800	1,844
Transatlantic Holdings, Inc.	44,800	2,119
W.R. Berkley Corp.	74,900	1,740
IT Services - 0.4%
Western Union Co.	38,900	680
Machinery - 1.3%
Dover Corp.	29,500	1,003
Illinois Tool Works, Inc.	27,500	1,115
Media - 4.1%
Cablevision Systems Corp. -Class A	63,100	1,292
Clear Channel Outdoor Holdings, Inc. -Class A ‡	148,173	851
Omnicom Group, Inc.	24,100	819
Scripps Networks Interactive, Inc. -Class A	51,600	1,666
Washington Post Co. -Class B	4,925	2,223
Multi-Utilities - 4.6%
CMS Energy Corp.	194,100	2,512
PG&E Corp.	63,535	2,565
Xcel Energy, Inc.	124,200	2,477
Oil, Gas & Consumable Fuels - 5.9%
CVR Energy, Inc. ‡	106,200	907
Devon Energy Corp.	38,200	2,219
Kinder Morgan Management LLC ‡	46,609	2,190
Teekay Corp.	77,500	1,380
Williams Cos., Inc.	178,300	2,975
Personal Products - 0.2%
Mead Johnson Nutrition Co. -Class A	9,348	340

The notes are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts - 4.3%
Kimco Realty Corp.	149,900	$1,475
Public Storage, Inc.	12,900	936
Rayonier, Inc.	9,145	357
Regency Centers Corp.	44,100	1,415
Ventas, Inc.	38,600	1,363
Vornado Realty Trust	28,914	1,474
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	134,250	1,270
Road & Rail - 0.4%
Norfolk Southern Corp.	14,200	614
Software - 1.2%
Jack Henry & Associates, Inc.	91,000	1,954
Specialty Retail - 6.2%
AutoNation, Inc. ‡	54,061	1,118
AutoZone, Inc. ‡	6,800	1,044
Bed Bath & Beyond, Inc. ‡	23,000	799
Gap, Inc.	127,500	2,081
Sherwin-Williams Co.	15,400	889
Staples, Inc.	67,800	1,425
Tiffany & Co.	40,200	1,199
TJX Cos., Inc.	52,200	1,891
Textiles, Apparel & Luxury Goods - 1.0%
V.F. Corp.	24,900	1,611
Thrifts & Mortgage Finance - 0.8%
People’s United Financial, Inc.	84,500	1,373
Tobacco - 0.8%
Lorillard, Inc.	17,400	1,283
Water Utilities - 0.8%
American Water Works Co., Inc.	68,400	1,348
Wireless Telecommunication Services - 1.3%
Telephone & Data Systems, Inc. -Class L	88,700	2,138
Total Common Stocks (cost $179,286)		159,511

	Principal
REPURCHASE AGREEMENT - 2.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $4,408 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $4,501.	$4,408	4,408
Total Repurchase Agreement (cost $4,408)

Total Investment Securities (cost $183,694) #		163,919
Other Assets and Liabilities - Net		1,125

Net Assets		$165,044

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $183,694. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,070 and $31,845, respectively. Net unrealized depreciation for tax purposes is $19,775.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$28,352	$—	$—	$28,352
Equities - Consumer Staples	11,143	—	—	11,143
Equities - Energy	9,671	—	—	9,671
Equities - Financials	42,629	—	—	42,629
Equities - Health Care	8,674	—	—	8,674
Equities - Industrials	13,213	—	—	13,213
Equities - Information Technology	8,903	—	—	8,903
Equities - Materials	11,535	—	—	11,535
Equities - Telecommunication Services	4,774	—	—	4,774
Equities - Utilities	20,617	—	—	20,617
Cash & Cash Equivalent - Repurchase Agreement	—	4,408	—	4,408
Total	$159,511	$4,408	$—	$163,919

The notes are an integral part of this report.

2

Transamerica Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 4.4%
Boeing Co.	17,240	$740
Honeywell International, Inc.	30,040	1,042
Northrop Grumman Corp.	27,500	1,225
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. -Class B	25,770	1,385
Building Products - 0.4%
Simpson Manufacturing Co., Inc.	10,590	301
Capital Markets - 5.7%
Franklin Resources, Inc.	21,140	1,875
Gamco Investors, Inc. -Class A	4,220	193
State Street Corp.	37,286	1,875
Teton Advisors, Inc. ‡ Ə § ∞	89	♦
Commercial Banks - 2.1%
Comerica, Inc.	28,390	676
East-West Bancorp, Inc.	15,855	140
KeyCorp	110,990	642
Communications Equipment - 3.4%
Cisco Systems, Inc. ‡	89,900	1,979
Telefonaktiebolaget LM Ericsson ADR	40,520	394
Construction & Engineering - 1.9%
Fluor Corp.	13,820	730
Jacobs Engineering Group, Inc. ‡	6,610	271
Tutor Perini Corp. ‡	18,440	340
Diversified Financial Services - 6.7%
Bank of America Corp.	146,900	2,173
JPMorgan Chase & Co.	62,930	2,433
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	41,110	1,078
Energy Equipment & Services - 6.7%
Baker Hughes, Inc.	26,310	1,066
Halliburton Co.	45,320	1,001
Schlumberger, Ltd.	23,640	1,264
Transocean, Ltd. ‡	5,716	456
Weatherford International, Ltd. ‡	44,930	843
Food & Staples Retailing - 1.8%
Safeway, Inc.	65,100	1,232
Food Products - 2.9%
Unilever PLC ADR	33,739	889
Unilever PLC	41,575	1,098
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	22,400	627
Marriott International, Inc. -Class A	8,432	182
Household Durables - 0.9%
Toll Brothers, Inc. ‡	32,430	634
Industrial Conglomerates - 3.4%
General Electric Co.	58,360	782
McDermott International, Inc. ‡	78,550	1,535
Insurance - 3.3%
Allied World Assurance Co. Holdings, Ltd.	15,810	687
Chubb Corp.	34,890	1,611
Internet Software & Services - 1.8%
eBay, Inc. ‡	57,560	1,223
Life Sciences Tools & Services - 1.0%
ENZO Biochem, Inc. ‡	133,887	683
Machinery - 2.8%
Dover Corp.	20,800	708
PACCAR, Inc.	16,600	575
Parker Hannifin Corp.	14,960	662
Media - 2.4%
Walt Disney Co.	67,110	1,686
Metals & Mining - 0.7%
BHP Billiton, Ltd. ADR	3,080	194
Nucor Corp.	7,180	319
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	22,450	1,082
ConocoPhillips	6,800	297
Devon Energy Corp.	2,900	168
Exxon Mobil Corp.	10,210	719
Hess Corp.	13,380	739
Murphy Oil Corp.	3,130	182
XTO Energy, Inc.	4,300	173
Paper & Forest Products - 1.0%
Weyerhaeuser Co.	18,540	650
Pharmaceuticals - 9.0%
Abbott Laboratories	25,100	1,129
Johnson & Johnson	26,810	1,632
Merck & Co., Inc.	60,108	1,805
Novartis AG ADR	36,940	1,685
Professional Services - 0.3%
Robert Half International, Inc.	8,120	201
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, Inc.	12,890	117
Lasalle Hotel Properties	17,710	264
Simon Property Group, Inc.	12,569	700
Real Estate Management & Development - 1.1%
Jones Lang Lasalle, Inc.	20,100	763
Semiconductors & Semiconductor Equipment - 13.4%
Applied Materials, Inc.	154,410	2,130
Novellus Systems, Inc. ‡	51,100	1,000
Samsung Electronics Co., Ltd. -144A GDR	8,600	2,545
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,999	1,372
Texas Instruments, Inc.	83,020	1,997
Varian Semiconductor Equipment Associates, Inc. ‡	5,860	188
Verigy, Ltd. ‡	8,891	118
Software - 3.8%
Citrix Systems, Inc. ‡	14,200	506
Lawson Software, Inc. ‡	72,360	430
Microsoft Corp.	70,860	1,666
Specialty Retail - 4.8%
Gap, Inc.	47,360	773
Home Depot, Inc.	68,900	1,787
Penske Auto Group, Inc.	19,740	408
Williams-Sonoma, Inc.	22,050	310
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC ADR	69,507	1,431
Total Common Stocks (cost $71,630)		68,416

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $493 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $505.	$493	$493
Total Repurchase Agreement (cost $493)

Total Investment Securities (cost $72,123) #		68,909
Other Assets and Liabilities - Net		188

Net Assets		$69,097

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. These securities aggregated to less than $1, or less than 0.00%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $72,123. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,454 and $8,668, respectively. Net unrealized depreciation for tax purposes is $3,214.

♦	Value is less than $1.
∞	Restricted security. At 07/31/2009, the Fund owned the following security (representing less than 0.00% of net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Cost		Value		Price¥
Teton Advisors, Inc.	03/06/2009	89	$	♦	$	♦	$0.00

¥ Price not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $2,545, or 3.68%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$6,407	$—	$—	$6,407
Equities - Consumer Staples	3,219	—	—	3,219
Equities - Energy	7,990	—	—	7,990
Equities - Financials	14,149	—	♦	14,149
Equities - Health Care	6,934	—	—	6,934
Equities - Industrials	10,497	—	—	10,497
Equities - Information Technology	15,548	—	—	15,548
Equities - Materials	1,163	—	—	1,163
Equities - Telecommunication Services	2,509	—	—	2,509
Cash & Cash Equivalent - Repurchase Agreement	—	493	—	493
Total	$68,416	$493	$ ♦	$68,909

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)		Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Financials	$—	$	♦	$—	$—	$—	$—	$	♦

The notes are an integral part of this report.

2

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 9.8%
Australia - 2.8%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	16,980	$13,621
6.00%, 05/01/2012	AUD	4,340	3,713
7.00%, 12/01/2010	AUD	4,400	3,823
Brazil - 0.9%
Republic of Brazil
10.25%, 01/10/2028	BRL	12,500	6,716
Canada - 4.9%
Canada Housing Trust
3.55%, 09/15/2013	CAD	1,825	1,753
Canadian Government Bond
3.75%, 06/01/2012	CAD	6,690	6,529
4.00%, 06/01/2016	CAD	1,685	1,657
4.50%, 06/01/2015	CAD	6,540	6,606
5.25%, 06/01/2012	CAD	10,770	10,918
5.75%, 06/01/2033	CAD	5,300	6,179
Province of Ontario Canada
4.20%, 03/08/2018	CAD	150	141
Province of Quebec Canada
6.75%, 11/09/2015	CAD	4,280	2,765
Colombia - 0.3%
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	336
12.00%, 10/22/2015	COP	3,500,000	1,997
New Zealand - 0.9%
New Zealand Government Bond
6.00%, 12/15/2017	NZD	10,210	6,864
Total Foreign Government Obligations (cost $69,458)			73,618

MORTGAGE-BACKED SECURITIES - 5.2%
United States - 5.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.87%, 04/10/2049		$500	424
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4
5.54%, 09/11/2041		1,000	931
Series 2007-PW15, Class A4
5.33%, 02/11/2044		1,300	1,112
Series 2007-PW16, Class A4
5.72%, 06/11/2040		700	654
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049		2,600	2,353
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/2049		1,050	893
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.91%, 06/15/2039		2,410	1,698
Series 2007-C4, Class A4
5.81%, 09/15/2039		1,200	869
Series 2007-C5, Class A4
5.70%, 09/15/2040		4,785	3,414
Series 2008-C1, Class A3
6.22%, 02/15/2041		1,540	1,207
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.92%, 07/10/2038		6,350	5,478
Series 2007-GG11, Class A4
5.74%, 12/10/2049		3,100	2,685
Series 2007-GG9, Class A4
5.44%, 03/10/2039		3,000	2,549
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6, Class A4
5.48%, 04/15/2043		200	186
Series 2007-CB19, Class A4
5.75%, 02/12/2049		740	591
Series 2007-LD11, Class A4
5.80%, 06/15/2049		5,310	4,247
Series 2007-LDPX, Class A3
5.42%, 01/15/2049		1,700	1,454
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.08%, 06/15/2038		300	268
Series 2007-C7, Class A3
5.87%, 09/15/2045		2,070	1,690
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, 11/12/2041		500	452
Series 2008-T29, Class A4
6.46%, 01/11/2043		1,900	1,689
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045		1,300	1,094
Series 2006-C29, Class A4
5.31%, 11/15/2048		4,335	3,508
Total Mortgage-Backed Securities (cost $35,802)			39,446

ASSET-BACKED SECURITIES - 1.5%
United States - 1.5%
American Express Co.
Series 2006-2, Class C
5.65%, 01/15/2014 -144A		1,800	1,707
ARG Funding Corp.
Series 2005-2A, Class A5
2.64%, 05/20/2011 -144A *		4,325	4,106
Citibank Credit Card Issuance Trust
Series 2005-C1, Class C1
5.50%, 03/24/2017		300	263
Series 2005-C3, Class C3
0.70%, 07/15/2014 *		3,900	3,378
Series 2006-C1, Class C1
0.69%, 02/20/2015 *		1,300	1,084
Sierra Receivables Funding Co.
Series 2009-1A, Class A1
9.79%, 12/22/2025 -144A		610	610
Total Asset-Backed Securities (cost $8,780)			11,148

The notes are an integral part of this report.

1

	Principal		Value
CORPORATE DEBT SECURITIES - 71.3%
Australia - 0.7%
FBG Finance, Ltd.
5.88%, 06/15/2035 -144A		$4,450	$3,516
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/2012	AUD	1,635	1,400
Belgium - 0.1%
Delhaize Group
6.50%, 06/15/2017		$400	422
Bermuda - 0.4%
White Mountains Re Group, Ltd.
6.38%, 03/20/2017 -144A		3,955	3,026
Canada - 2.5%
ArcelorMittal USA Partnership
9.75%, 04/01/2014		1,005	1,060
Barrick Gold Corp.
5.80%, 11/15/2034		684	660
Barrick Gold Finance Co.
5.80%, 11/15/2034		2,400	2,241
Bell Canada
5.00%, 02/15/2017 -144A	CAD	130	123
6.10%, 03/16/2035 -144A	CAD	475	411
6.55%, 05/01/2029 -144A	CAD	375	342
7.30%, 02/23/2032 -144A	CAD	45	45
Bombardier, Inc.
6.30%, 05/01/2014 -144A		$1,510	1,397
7.45%, 05/01/2034 -144A		800	616
EnCana Corp.
5.90%, 12/01/2017		1,320	1,413
6.63%, 08/15/2037		1,360	1,511
Nortel Networks, Ltd.
6.88%, 09/01/2023Џ		410	64
Talisman Energy, Inc.
5.85%, 02/01/2037		710	629
6.25%, 02/01/2038		4,935	4,989
Teck Resources, Ltd.
6.13%, 10/01/2035		836	698
10.75%, 05/15/2019 -144A		1,580	1,839
TELUS Corp.
4.95%, 03/15/2017	CAD	1,665	1,573
Cayman Islands - 0.9%
Embraer Overseas, Ltd.
6.38%, 01/24/2017		$1,300	1,263
Vale Overseas, Ltd.
6.88%, 11/21/2036		5,450	5,494
Ireland - 0.4%
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/2011		1,470	1,459
8.88%, 12/01/2013		1,350	1,323
Korea, Republic of - 0.5%
Korea Gas Corp.
6.00%, 07/15/2014 -144A		1,200	1,247
SK Telecom Co., Ltd.
6.63%, 07/20/2027 -144A		2,825	2,783
Liberia - 0.5%
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013		4,160	3,682
Luxembourg - 1.0%
ArcelorMittal
5.38%, 06/01/2013		3,735	3,811
6.13%, 06/01/2018		100	97
Telecom Italia Capital SA
5.25%, 11/15/2013		520	537
6.00%, 09/30/2034		2,760	2,584
6.38%, 11/15/2033		548	535
Mexico - 0.1%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	664
Spain - 0.1%
Telefonica Emisiones Sau
7.05%, 06/20/2036		$450	538
Supranational - 1.4%
European Investment Bank
0.01%, 04/24/2013 -144A	IDR	118,809,000	8,444
7.00%, 01/18/2012	NZD	1,580	1,102
International Bank For Reconstruction & Development
9.50%, 05/27/2010	ISK	129,100	1,036
United Arab Emirates - 0.6%
DP World, Ltd.
6.85%, 07/02/2037 -144A		$6,410	4,269
United Kingdom - 2.3%
Barclays Bank PLC
6.05%, 12/04/2017 -144A		2,195	2,049
British Sky Broadcasting Finance PLC
5.63%, 10/15/2015 -144A		860	874
6.50%, 10/15/2035 -144A		855	817
British Sky Broadcasting Group PLC
6.10%, 02/15/2018 -144A		1,500	1,530
National Grid PLC
6.30%, 08/01/2016		500	527
Sabmiller PLC
6.50%, 07/15/2018 -144A		3,755	3,990
Virgin Media Finance PLC
9.50%, 08/15/2016		2,000	2,050
Vodafone Group PLC
6.15%, 02/27/2037		5,660	6,039
United States - 59.8%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		6,210	4,037
6.50%, 01/15/2028		1,275	829
Alcoa, Inc.
5.55%, 02/01/2017		100	91
5.72%, 02/23/2019		700	605
5.95%, 02/01/2037		3,690	2,847
6.75%, 07/15/2018		975	854
Altria Group, Inc.
10.20%, 02/06/2039		5,540	7,209
Ameren Energy Generating Co.
7.00%, 04/15/2018		2,550	2,493
American Airlines Pass-Through Trust
10.38%, 07/02/2019		995	997
American Express Centurion Bank
6.00%, 09/13/2017		1,130	1,102
American General Finance Corp.
6.90%, 12/15/2017		6,900	3,988
American Water Capital Corp.
6.59%, 10/15/2037		3,550	3,185
Amkor Technology, Inc.
7.75%, 05/15/2013		1,360	1,321

The notes are an integral part of this report.

2

	Principal		Value
United States (continued)
Anadarko Petroleum Corp.
6.45%, 09/15/2036		$2,425	$2,434
Anheuser-Busch Cos., Inc.
6.45%, 09/01/2037		1,040	1,062
Aramark Corp.
5.00%, 06/01/2012		2,200	2,057
ArcelorMittal USA, Inc.
6.50%, 04/15/2014		85	84
Associates Corp.
6.95%, 11/01/2018		1,645	1,495
AT&T, Inc.
6.30%, 01/15/2038		4,555	4,858
6.50%, 03/15/2029		850	910
Avnet, Inc.
6.00%, 09/01/2015		1,210	1,147
Bank of America Corp.
5.42%, 03/15/2017		1,520	1,368
5.75%, 12/01/2017		2,730	2,621
8.00%, 01/30/2018 ■ Ž		215	184
Barrick North America Finance LLC
6.80%, 09/15/2018		320	358
BMC Software, Inc.
7.25%, 06/01/2018 §		2,514	2,563
Boston Scientific Corp.
5.45%, 06/15/2014		55	54
6.40%, 06/15/2016		625	609
7.00%, 11/15/2035Ђ		1,205	1,054
Bruce Mansfield Unit
6.85%, 06/01/2034 §		2,787	2,566
Cargill, Inc.
6.00%, 11/27/2017 -144A		4,960	5,173
Caterpillar Financial Services Corp.
7.15%, 02/15/2019		5,440	6,123
Centex Corp.
5.25%, 06/15/2015		1,375	1,224
Chesapeake Energy Corp.
6.88%, 11/15/2020		1,115	987
Citigroup, Inc.
5.00%, 09/15/2014		3,015	2,698
5.50%, 02/15/2017		2,200	1,900
5.85%, 12/11/2034		395	318
5.88%, 05/29/2037		545	432
6.13%, 08/25/2036		215	162
Comcast Corp.
5.65%, 06/15/2035		7,605	7,425
COX Communications, Inc.
6.45%, 12/01/2036 -144A		2,275	2,343
6.95%, 06/01/2038 -144A		555	601
8.38%, 03/01/2039 -144A		485	606
CSC Holdings, Inc.
7.63%, 07/15/2018		1,480	1,443
CSX Corp.
6.00%, 10/01/2036		3,790	3,577
6.15%, 05/01/2037		170	166
6.25%, 03/15/2018		3,460	3,636
CVS Caremark Corp.
6.94%, 01/10/2030		1,285	1,246
Cytec Industries, Inc.
8.95%, 07/01/2017		1,485	1,573
D.R. Horton, Inc.
5.63%, 09/15/2014		540	481
6.50%, 04/15/2016		170	153
Delta Air Lines, Inc.
6.82%, 08/10/2022		2,727	2,318
8.02%, 08/10/2022		2,563	1,666
Dillard’s, Inc.
7.13%, 08/01/2018		990	644
Dynegy Holdings, Inc.
7.50%, 06/01/2015		65	57
7.63%, 10/15/2026		450	288
7.75%, 06/01/2019		625	498
El Paso Corp.
7.42%, 02/15/2037		1,235	1,046
El Paso Natural Gas Co.
5.95%, 04/15/2017		1,590	1,624
Embarq Corp.
7.08%, 06/01/2016		515	538
Energy Future Holdings Corp.
5.55%, 11/15/2014		6,735	4,888
6.50%, 11/15/2024		1,110	621
6.55%, 11/15/2034		305	162
Energy Transfer Partners, LP
6.13%, 02/15/2017		4,840	5,006
Equifax, Inc.
7.00%, 07/01/2037		400	380
Erac USA Finance Co.
6.70%, 06/01/2034 -144A		100	77
7.00%, 10/15/2037 -144A		4,815	4,038
Ford Motor Co.
6.50%, 08/01/2018		100	70
6.63%, 02/15/2028		4,788	3,303
7.45%, 07/16/2031		3,010	2,258
7.50%, 08/01/2026		115	77
Ford Motor Credit Co. LLC
5.70%, 01/15/2010		4,395	4,328
7.00%, 10/01/2013		200	179
8.00%, 12/15/2016		300	269
Frontier Communications Corp.
7.13%, 03/15/2019		400	369
7.88%, 01/15/2027		1,405	1,226
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,575
3.49%, 03/08/2012	SGD	2,400	1,544
4.75%, 09/15/2014		$8,555	8,561
7.63%, 12/10/2014	NZD	320	213
Georgia-Pacific LLC
7.25%, 06/01/2028		$190	159
7.38%, 12/01/2025		1,000	860
7.70%, 06/15/2015		235	233
7.75%, 11/15/2029		875	770
8.00%, 01/15/2024		2,500	2,231
8.88%, 05/15/2031		2,125	2,019

The notes are an integral part of this report.

3

	Principal	Value
United States (continued)
GMAC, Inc.
4.75%, 09/14/2009 -144A	$337	$332
5.38%, 06/06/2011 -144A	968	874
5.75%, 09/27/2010 -144A	1,206	1,128
6.00%, 12/15/2011 -144A	1,506	1,348
6.63%, 05/15/2012 -144A	1,712	1,549
6.75%, 12/01/2014 -144A	1,051	904
6.88%, 08/28/2012 -144A Ђ	136	123
6.88%, 09/15/2011 -144A	167	154
8.00%, 11/01/2031 -144A	595	455
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	370	370
6.75%, 10/01/2037	1,660	1,674
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 -144A	6,865	6,473
Hasbro, Inc.
6.60%, 07/15/2028	4,730	4,093
HCA, Inc.
5.75%, 03/15/2014	615	541
6.25%, 02/15/2013	110	103
6.30%, 10/01/2012	180	169
6.38%, 01/15/2015	2,115	1,872
6.50%, 02/15/2016	4,915	4,363
7.05%, 12/01/2027	55	38
7.19%, 11/15/2015	2,555	2,262
7.50%, 12/15/2023	2,680	1,856
7.58%, 09/15/2025	755	543
7.69%, 06/15/2025	1,220	890
7.75%, 07/15/2036	125	86
Hexion Specialty Chemicals, Inc.
7.88%, 02/15/2023	975	429
9.20%, 03/15/2021	475	209
Highwoods Properties, Inc. REIT
5.85%, 03/15/2017	1,175	959
Home Depot, Inc.
5.40%, 03/01/2016	20	21
5.88%, 12/16/2036	10,484	9,687
International Lease Finance Corp.
5.25%, 01/10/2013	535	372
5.65%, 06/01/2014	300	209
6.63%, 11/15/2013	555	384
International Paper Co.
5.25%, 04/01/2016	1,800	1,688
7.95%, 06/15/2018	3,515	3,743
Intuit, Inc.
5.75%, 03/15/2017	680	653
Jabil Circuit, Inc.
7.75%, 07/15/2016	850	817
JC Penney Corp., Inc.
5.75%, 02/15/2018	395	361
6.38%, 10/15/2036	5,435	4,166
7.40%, 04/01/2037	355	287
7.63%, 03/01/2097	430	297
Joy Global, Inc.
6.00%, 11/15/2016	1,735	1,653
6.63%, 11/15/2036	2,780	2,275
K Hovnanian Enterprises, Inc.
7.50%, 05/15/2016	10	5
7.75%, 05/15/2013	40	19
Kar Holdings, Inc.
10.00%, 05/01/2015	775	682
KB Home
5.75%, 02/01/2014	610	552
5.88%, 01/15/2015	3,415	3,090
6.25%, 06/15/2015	1,055	955
7.25%, 06/15/2018	60	55
Kinder Morgan Energy Partners, LP
6.50%, 02/01/2037	2,600	2,644
6.95%, 01/15/2038	5,730	6,203
KLA-Tencor Corp.
6.90%, 05/01/2018	5,230	5,063
Kraft Foods, Inc.
6.50%, 11/01/2031	1,155	1,245
Lennar Corp.
5.13%, 10/01/2010	50	49
5.50%, 09/01/2014	2,015	1,733
5.60%, 05/31/2015	1,605	1,348
Level 3 Financing, Inc.
8.75%, 02/15/2017	4,045	3,388
9.25%, 11/01/2014	445	388
Lowe’s Cos., Inc.
5.50%, 10/15/2035	85	83
5.80%, 10/15/2036	360	364
6.65%, 09/15/2037	85	97
Mackinaw Power LLC
6.30%, 10/31/2023 -144A	1,656	1,378
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	195	177
6.38%, 03/15/2037	3,770	2,824
6.79%, 07/15/2027	1,065	802
6.90%, 04/01/2029	1,860	1,374
Masco Corp.
5.85%, 03/15/2017	2,440	2,123
6.13%, 10/03/2016	395	353
McDonald’s Corp.
6.30%, 03/01/2038	475	526
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	535	506
5.70%, 05/02/2017	300	265
6.11%, 01/29/2037	2,230	1,866
6.40%, 08/28/2017	3,180	3,123
6.88%, 04/25/2018	3,990	4,022
Midwest Generation LLC
8.56%, 01/02/2016	885	889
Miller Brewing Co.
5.50%, 08/15/2013 -144A	265	275
Morgan Stanley
5.55%, 04/27/2017	2,100	2,102
6.25%, 08/09/2026	970	953

The notes are an integral part of this report.

4

		Principal	Value
United States (continued)
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028		$420	$388
7.38%, 08/01/2018		400	407
Motorola, Inc.
5.22%, 10/01/2097		690	317
6.50%, 11/15/2028		2,135	1,556
6.63%, 11/15/2037		6,565	4,813
National Semiconductor Corp.
6.60%, 06/15/2017		1,380	1,257
New Albertsons, Inc.
6.63%, 06/01/2028		4,020	3,036
7.45%, 08/01/2029		630	524
7.75%, 06/15/2026		460	394
News America, Inc.
6.15%, 03/01/2037		4,240	4,144
6.20%, 12/15/2034		870	851
6.40%, 12/15/2035		185	185
Nextel Communications, Inc.
5.95%, 03/15/2014		1,225	1,060
6.88%, 10/31/2013		1,395	1,273
7.38%, 08/01/2015		2,085	1,871
NGC Corp. Capital Trust
8.32%, 06/01/2027		200	98
NGPL Pipeco LLC
7.77%, 12/15/2037 -144A		1,215	1,359
NiSource Finance Corp.
6.40%, 03/15/2018		5,855	5,578
Nordstrom, Inc.
7.00%, 01/15/2038		4,900	4,770
Nortel Networks Capital Corp.
7.88%, 06/15/2026 Џ		300	123
Northwest Airlines, Inc.
7.03%, 11/01/2019		6,687	5,015
NRG Energy, Inc.
7.38%, 01/15/2017		850	822
8.50%, 06/15/2019		1,035	1,018
Oneok Partners, LP
6.65%, 10/01/2036		2,355	2,425
Owens & Minor, Inc.
6.35%, 04/15/2016 §		835	735
Owens Corning, Inc.
6.50%, 12/01/2016 Ђ		790	740
7.00%, 12/01/2036 Ђ		4,585	3,556
Panhandle Eastern Pipeline Co., LP
8.13%, 06/01/2019		975	1,081
Pioneer Natural Resources Co.
5.88%, 07/15/2016		3,415	3,017
6.88%, 05/01/2018		435	392
7.20%, 01/15/2028		925	747
Plains All American Pipeline, LP
6.50%, 05/01/2018		490	527
6.70%, 05/15/2036		930	938
Pulte Home, Inc.
6.00%, 02/15/2035		110	76
Pulte Homes, Inc.
6.38%, 05/15/2033		1,780	1,246
7.88%, 06/15/2032		1,500	1,178
Qwest Capital Funding, Inc.
6.50%, 11/15/2018		965	777
6.88%, 07/15/2028		2,405	1,732
7.63%, 08/03/2021		1,000	820
7.75%, 02/15/2031		530	408
Qwest Corp.
6.50%, 06/01/2017		565	531
6.88%, 09/15/2033		2,770	2,147
7.20%, 11/10/2026		895	703
7.25%, 09/15/2025		1,480	1,186
7.50%, 06/15/2023		1,895	1,601
Realty Income Corp. REIT
6.75%, 08/15/2019		3,795	3,597
Reynolds American, Inc.
6.75%, 06/15/2017		358	360
7.25%, 06/15/2037		880	819
RH Donnelley Corp.
6.88%, 01/15/2013 Џ		1,870	112
8.88%, 01/15/2016 Џ		970	58
Sara Lee Corp.
6.13%, 11/01/2032		2,195	2,138
Schering-Plough Corp.
6.55%, 09/15/2037		2,835	3,250
Simon Property Group, Inc. REIT
4.88%, 08/15/2010		2,735	2,802
5.25%, 12/01/2016		155	141
5.75%, 12/01/2015		65	62
5.88%, 03/01/2017		1,265	1,188
6.13%, 05/30/2018		915	865
10.35%, 04/01/2019		1,950	2,333
SLM Corp.
4.00%, 01/15/2010		785	762
4.50%, 07/26/2010		735	669
5.00%, 06/15/2018		3,013	2,072
5.05%, 11/14/2014		435	301
5.13%, 08/27/2012		640	481
5.38%, 05/15/2014		1,927	1,377
5.40%, 10/25/2011		700	586
5.63%, 08/01/2033		779	402
6.50%, 06/15/2010 §	NZD	5,865	3,569
8.45%, 06/15/2018		$10,625	8,500
Southern Natural Gas Co.
5.90%, 04/01/2017 -144A Ђ		380	387
Sprint Capital Corp.
6.88%, 11/15/2028		10,035	7,576
6.90%, 05/01/2019		710	631
8.75%, 03/15/2032		245	211
Sprint Nextel Corp.
6.00%, 12/01/2016		967	845
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 02/15/2013		3,635	3,471

The notes are an integral part of this report.

5

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
United States (continued)
Steel Dynamics, Inc.
6.75%, 04/01/2015		$1,520	$1,436
7.38%, 11/01/2012		3,180	3,156
8.25%, 04/15/2016 -144A Ђ		600	594
Tennessee Gas Pipeline Co.
7.50%, 04/01/2017		1,679	1,864
Teva Pharmaceutical Finance LLC
6.15%, 02/01/2036		870	915
Time Warner Cable, Inc.
5.85%, 05/01/2017		380	399
6.75%, 07/01/2018		290	322
Time Warner, Inc.
6.50%, 11/15/2036		4,220	4,237
Toll Corp.
8.25%, 12/01/2011		1,077	1,084
Toro Co.
6.63%, 05/01/2037 §		2,500	1,834
Toys “R” Us, Inc.
7.38%, 10/15/2018		6,440	4,669
7.88%, 04/15/2013		355	297
U.S. Steel Corp.
6.05%, 06/01/2017		3,540	3,280
7.00%, 02/01/2018		1,460	1,396
United Airlines, Inc.
6.64%, 07/02/2022		7,095	5,322
USG Corp.
6.30%, 11/15/2016		4,585	3,587
9.50%, 01/15/2018 Ђ		780	718
Valero Energy Corp.
6.63%, 06/15/2037		4,225	3,755
Verizon Maryland, Inc.
5.13%, 06/15/2033		200	161
Verizon New England, Inc.
4.75%, 10/01/2013		6,125	6,250
Viacom, Inc.
6.88%, 04/30/2036		5,990	6,297
Western Union Co.
6.20%, 11/17/2036		1,240	1,221
Westvaco Corp.
7.95%, 02/15/2031		1,135	1,036
8.20%, 01/15/2030		1,590	1,515
Weyerhaeuser Co.
6.88%, 12/15/2033		115	89
Xerox Corp.
6.35%, 05/15/2018		6,330	6,329
8.00%, 02/01/2027		2,435	2,043
XTO Energy, Inc.
6.10%, 04/01/2036		1,835	1,886
Yum! Brands, Inc.
6.88%, 11/15/2037		5,910	6,242
Total Corporate Debt Securities (cost $554,654)			538,915

STRUCTURED NOTES DEBT - 0.6%
United States - 0.6%
JPMorgan Chase & Co.
Zero Coupon, 04/12/2012-09/10/2012 -144A	IDR	58,971,455	4,442
Total Structure Notes Debt (cost $5,050)

CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
AES Trust III
6.75%, 10/15/2029 		$10,950	471
Bank of America Corp.
7.25%, 12/31/2049 		625	525
El Paso Energy Capital Trust I
4.75%, 12/23/2045 		6,300	195
Lucent Technologies Capital Trust I
7.75%, 03/15/2017 		4,900	3,406
Newell Financial Trust I
5.25%, 01/23/2043 		10,000	296
Total Convertible Preferred Stocks (cost $5,652)			4,893

		Shares
PREFERRED STOCKS - 1.0%
United States - 1.0%
Comcast Corp.7.00% 		108,601	2,622
Countrywide Capital IV
6.75%, 04/01/2033 		88,375	1,622
Fannie Mae
4.75% 		8,150	16
5.13% 		2,900	6
5.38% 		5,800	13
5.81% 		2,400	5
6.75% 		3,700	6
8.25% ■ 		388,125	728
Freddie Mac
5.00% 		4,150	7
5.57% 		63,300	63
5.66% 		18,750	19
5.70% 		6,500	11
5.79% 		12,000	20
5.81% 		4,200	8
5.90% 		9,300	9
6.00% 		5,350	10
6.42% 		3,750	7
6.55% 		14,400	15
8.38%  Ђ		161,275	211
Preferred Blocker, Inc.
7.00%, 01/06/2049 -144A Ђ 		1,675	771
SLM Corp.6.00% 		78,825	1,167
Total Preferred Stocks (cost $19,740)			7,336

COMMON STOCKS - 0.1%
United States - 0.1%
Freddie Mac ‡		72,000	45
Owens-Illinois, Inc. ‡		10,796	366
Total Common Stocks (cost $2,369)			411

The notes are an integral part of this report.

6

(all amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 2.9%
Canada - 0.2%
Nortel Networks Corp.
1.75%, 04/15/2012Џ	$450	$183
2.13%, 04/15/2014Џ	2,870	1,166
Cayman Islands - 0.4%
Transocean, Inc.
1.50%, 12/15/2037	3,420	3,129
United States - 2.3%
Chesapeake Energy Corp.
2.25%, 12/15/2038	265	167
Hercules, Inc.
6.50%, 06/30/2029	1,260	687
Human Genome Sciences, Inc.
2.25%, 08/15/2012	1,170	1,224
Incyte Corp., Ltd.
3.50%, 02/15/2011	650	562
Intel Corp.
3.25%, 08/01/2039 -144A	8,230	8,282
2.95%, 12/15/2035	390	340
JDS Uniphase Corp.
1.00%, 05/15/2026	450	350
Level 3 Communications, Inc.
7.00%, 03/15/2015 -144A §	2,110	2,005
3.50%, 06/15/2012	1,365	986
Liberty Media LLC
3.50%, 01/15/2031	123	56
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,524
Valeant Pharmaceuticals International
4.00%, 11/15/2013	1,300	1,289
Total Convertible Bonds (cost $23,289)		21,950

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury Bill
0.13%, 09/17/2009	7,025	7,023
Total Short-Term U.S. Government Obligation (cost $7,023)

LOAN ASSIGNMENT - 0.4%
United States - 0.4%
Level 3 Financing, Inc.
11.62%, 03/13/2014	3,250	3,335
Total Loan Assignment (cost $3,219)

REPURCHASE AGREEMENT - 4.6%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $34,526 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/03/2011, and with a value of $35,216.	34,526	34,526
Total Repurchase Agreement (cost $34,526)

Total Investment Securities (cost $769,562) #		747,043
Other Assets and Liabilities - Net		7,928

Net Assets		$754,971

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
Singapore Dollar	(4,380)	10/30/2009	$(3,041)	$(2)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	9.9%	$73,618
Diversified Financial Services	8.3	62,792
Diversified Telecommunication Services	6.5	48,140
Oil, Gas & Consumable Fuels	6.1	47,086
Mortgage-Backed Security	5.3	39,446
Media	4.4	33,231
Metals & Mining	4.1	30,601
Consumer Finance	3.9	28,650
Electric Utilities	2.3	17,027
Communications Equipment	2.3	16,844
Semiconductors & Semiconductor Equipment	2.2	16,263
Multiline Retail	2.1	15,702
Airlines	2.1	15,318
Specialty Retail	2.0	15,218
Wireless Telecommunication Services	1.9	14,535
Paper & Forest Products	1.9	14,343
Hotels, Restaurants & Leisure	1.9	13,921
Commercial Banks	1.8	13,733

The notes are an integral part of this report.

7

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Health Care Providers & Services	1.8%	$13,458
Household Durables	1.6	12,366
Real Estate Investment Trusts	1.6	11,947
Road & Rail	1.5	11,417
Asset-Backed Security	1.5	11,148
Building Products	1.5	11,077
Beverages	1.2	8,843
Food Products	1.1	8,556
Tobacco	1.1	8,388
Office Electronics	1.1	8,372
Pharmaceuticals	1.2	8,236
Machinery	0.9	6,400
Automobiles	0.8	5,708
Food & Staples Retailing	0.8	5,622
Capital Markets	0.7	5,099
Transportation Infrastructure	0.6	4,269
Leisure Equipment & Products	0.6	4,093
Independent Power Producers & Energy Traders	0.5	3,859
IT Services	0.5	3,278
Aerospace & Defense	0.4	3,276
Software	0.4	3,216
Water Utilities	0.4	3,185
Energy Equipment & Services	0.4	3,129
Chemicals	0.4	3,055
Insurance	0.4	3,026
Gas Utilities	0.3	2,328
Electronic Equipment & Instruments	0.3	1,964
Biotechnology	0.2	1,786
Health Care Equipment & Supplies	0.2	1,717
Thrifts & Mortgage Finance	0.2	1,622
Life Sciences Tools & Services	0.2	1,524
U.S. Government Agency Obligation	0.2	1,199
Construction & Engineering	0.2	1,178
Multi-Utilities	0.1	527
Professional Services	0.1	380
Containers & Packaging	0.1	366
Commercial Services & Supplies	0.0	77
Investment Securities, at Value	94.1	702,159
Short-Term Investments	5.9	44,884
Total Investments	100.0%	$747,043

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $13,272, or 1.76%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $769,562. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,810 and $62,329, respectively. Net unrealized depreciation for tax purposes is $22,519.

The notes are an integral part of this report.

8

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $89,412, or 11.84%, of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
IDR	Indonesian Rupiah
ISK	Iceland Krona
LB	Lehman Brothers
MXN	Mexican Peso
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies).
SGD	Singapore Dollar

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$2,918	$—	$—	$2,918
Equities - Energy	195	—	—	195
Equities - Financials	4,086	—	—	4,086
Equities - Information Technology	3,406	—	—	3,406
Equities - Materials	366	—	—	366
Equities - U.S. Government Agency Obligation	1,198	—	—	1,198
Equities - Utilities	471	—	—	471
Fixed Income - Asset-Backed Security	—	11,148	—	11,148
Fixed Income - Consumer Discretionary	—	97,397	—	97,397
Fixed Income - Consumer Staples	—	32,337	—	32,337
Fixed Income - Energy	—	53,368	—	53,368
Fixed Income - Financials	—	122,784	—	122,784
Fixed Income - Foreign Government Obligation	—	73,618	—	73,618
Fixed Income - Health Care	—	26,721	—	26,721
Fixed Income - Industrials	—	51,958	—	51,958
Fixed Income - Information Technology	—	45,713	—	45,713
Fixed Income - Materials	—	48,000	—	48,000
Fixed Income - Mortgage-Backed Security	—	39,446	—	39,446
Fixed Income - Telecommunication Services	—	67,256	—	67,256
Fixed Income - Utilities	—	23,108	—	23,108
Cash & Cash Equivalent - Repurchase Agreement	—	34,526	—	34,526
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	7,023	—	7,023
Total	$12,640	$734,403	$—	$747,043

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

9

Transamerica Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.4%
Commercial Banks - 0.4%
Wells Fargo & Co., 8.00% ▲	67,700	$1,621
Total Preferred Stock (cost $1,298)
COMMON STOCKS - 90.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	135,469	7,503
Lockheed Martin Corp.	91,570	6,846
Biotechnology - 2.0%
Genzyme Corp. ‡	15,912	826
Gilead Sciences, Inc. ‡	159,217	7,791
Capital Markets - 5.2%
Goldman Sachs Group, Inc.	113,628	18,556
Morgan Stanley	111,685	3,183
Chemicals - 7.8%
Air Products & Chemicals, Inc.	41,119	3,067
Dow Chemical Co.	457,256	9,681
Monsanto Co.	85,336	7,168
Potash Corp. of Saskatchewan, Inc.	64,550	6,004
Praxair, Inc.	80,665	6,306
Commercial Banks - 5.0%
U.S. Bancorp	314,185	6,413
Wells Fargo & Co.	580,365	14,195
Communications Equipment - 4.3%
Juniper Networks, Inc. ‡	161,447	4,219
Qualcomm, Inc.	296,958	13,722
Computers & Peripherals - 7.8%
Apple, Inc. ‡	110,551	18,063
International Business Machines Corp.	114,749	13,532
Consumer Finance - 0.8%
American Express Co.	109,747	3,109
Diversified Financial Services - 4.8%
JPMorgan Chase & Co.	512,312	19,801
Energy Equipment & Services - 4.6%
Transocean, Ltd. ‡	237,112	18,895
Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	165,764	8,206
CVS Caremark Corp.	329,841	11,043
Wal-Mart Stores, Inc.	75,611	3,771
Hotels, Restaurants & Leisure - 8.0%
McDonald’s Corp.	433,076	23,845
Wynn Resorts, Ltd. ‡	56,181	2,875
Yum! Brands, Inc.	182,068	6,456
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. ‡	77,267	2,102
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	22,867	1,961
Internet Software & Services - 3.5%
Google, Inc. -Class A ‡	33,039	14,638
IT Services - 5.4%
Mastercard, Inc. -Class A	50,162	9,733
Visa, Inc. -Class A	193,910	12,693
Media - 0.5%
DIRECTV Group, Inc. ‡	79,602	2,062
Metals & Mining - 2.2%
BHP Billiton, Ltd. ADR	168,200	8,898
Oil, Gas & Consumable Fuels - 3.9%
EOG Resources, Inc.	18,901	1,399
Petroleo Brasileiro SA ADR	308,633	12,729
XTO Energy, Inc.	48,308	1,943
Pharmaceuticals - 1.3%
Abbott Laboratories	115,679	5,204
Road & Rail - 6.2%
Norfolk Southern Corp.	184,789	7,992
Union Pacific Corp.	305,085	17,549
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	364,271	7,012
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	359,655	3,766
Specialty Retail - 2.2%
Lowe’s Cos., Inc.	402,620	9,043
Textiles, Apparel & Luxury Goods - 2.3%
Nike, Inc. -Class B	170,096	9,634
Total Common Stocks (cost $338,235)		373,434

	Principal
REPURCHASE AGREEMENT - 8.0%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $33,062 on 08/03/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 12/24/2009, and with a value of $33,725.	$33,062	33,062
Total Repurchase Agreement (cost $33,062)

Total Investment Securities (cost $372,595) #		408,117
Other Assets and Liabilities - Net		4,732

Net Assets		$412,849

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $372,595. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,567 and $12,045, respectively. Net unrealized appreciation for tax purposes is $35,522.

DEFINITION:

ADR	American Depositary Receipt

The notes to are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$55,876	$—	$—	$55,876
Equities - Consumer Staples	11,977	—	—	11,977
Equities - Energy	34,966	—	—	34,966
Equities - Financials	66,878	—	—	66,878
Equities - Health Care	13,821	—	—	13,821
Equities - Industrials	39,890	—	—	39,890
Equities - Information Technology	97,378	—	—	97,378
Equities - Materials	41,124	—	—	41,124
Equities - Telecommunication Services	11,043	—	—	11,043
Equities - Utilities	2,102	—	—	2,102
Cash & Cash Equivalent - Repurchase Agreement	—	33,062	—	33,062
Total	$375,055	$33,062	$—	$408,117

The notes are an integral part of this report.

2

Transamerica Marsico International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Australia - 2.0%
CSL, Ltd.	295,517	$7,551
Belgium - 3.6%
Anheuser-Busch InBev NV	339,608	13,512
Bermuda - 1.9%
Esprit Holdings, Ltd.	795,500	5,748
Noble Group, Ltd.	1,065,000	1,547
Brazil - 6.9%
Gafisa SA	368,427	4,700
Itau Unibanco Holding SA ADR	343,638	6,148
Petroleo Brasileiro SA ADR	227,092	9,365
Vale SA -Class B ADR	300,500	5,929
Canada - 1.8%
Petro-Canada	49,142	2,030
Potash Corp. of Saskatchewan, Inc.	28,808	2,679
Suncor Energy, Inc.	60,898	1,970
Cayman Islands - 0.5%
Baidu, Inc. ADR ‡	3,200	1,114
Ctrip.com International, Ltd. ADR ‡	13,400	687
China - 1.0%
Industrial & Commercial Bank of China -Class H	5,136,000	3,698
Denmark - 4.1%
Vestas Wind Systems A/S ‡	221,199	15,580
France - 3.7%
Accor SA	46,435	1,982
Alstom SA	82,564	5,669
BNP Paribas	85,375	6,224
Germany - 4.8%
Daimler AG	194,153	8,985
Hochtief AG	37,785	2,268
Infineon Technologies AG ‡	418,917	1,726
Metro AG	31,934	1,849
ThyssenKrupp AG	105,783	3,257
Hong Kong - 3.7%
Cheung Kong Holdings, Ltd.	556,000	7,182
CNOOC, Ltd.	2,878,000	3,869
Hang Lung Properties, Ltd.	399,000	1,462
Sun Hung Kai Properties, Ltd.	98,000	1,491
India - 2.1%
ICICI Bank, Ltd. ADR	194,599	6,101
Reliance Industries, Ltd. -144A GDR ‡	23,300	1,887
Ireland - 0.6%
CRH PLC	95,916	2,290
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	109,513	5,841
Japan - 11.0%
Daikin Industries, Ltd.	113,229	4,116
Daiwa Securities Group, Inc.	1,309,000	7,747
Familymart Co., Ltd.	40,300	1,312
Honda Motor Co., Ltd.	114,500	3,691
Marubeni Corp.	1,752,000	8,090
Mizuho Financial Group, Inc.	5,174,400	11,756
Sumco Corp.	69,200	1,298
Sumitomo Realty & Development Co., Ltd.	197,000	4,060
Korea, Republic of - 0.6%
Hyundai Motor Co.	30,805	2,210
Mexico - 2.9%
Cemex SAB de CV ADR ‡	1,184,427	11,122
Netherlands - 1.6%
ASML Holding NV	228,176	5,974
Singapore - 3.5%
Capitaland, Ltd.	2,731,000	7,248
DBS Group Holdings, Ltd.	412,000	3,974
Singapore Airlines, Ltd.	223,000	2,092
Spain - 6.7%
Banco Bilbao Vizcaya Argentaria SA	398,041	6,536
Gamesa Corp. Tecnologica SA	356,036	7,703
Telefonica SA	456,048	11,346
Sweden - 0.6%
Hennes & Mauritz AB -Class B	35,737	2,125
Switzerland - 13.6%
ABB, Ltd. ‡	228,268	4,170
Actelion, Ltd. ‡	59,302	3,271
Credit Suisse Group AG	245,877	11,618
Julius Baer Holding AG	82,512	3,930
Lonza Group AG	89,567	8,876
Nestle SA	148,207	6,099
Transocean, Ltd. ‡	178,688	14,240
Taiwan - 4.5%
Hon Hai Precision Industry Co., Ltd.	2,081,672	7,170
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	947,570	9,921
United Kingdom - 7.3%
Autonomy Corp. PLC ‡	96,181	1,888
BP PLC	878,766	7,299
Reckitt Benckiser Group PLC	73,522	3,532
Tesco PLC	576,441	3,539
Vodafone Group PLC	5,570,081	11,416
United States - 0.9%
NII Holdings, Inc. ‡	147,651	3,399
Total Common Stocks (cost $305,673)		347,109

	Principal
REPURCHASE AGREEMENT - 6.4%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $24,477 on 08/03/2009. Collateralized by U.S. Government Agency Obligations, 2.48% - 3.50%, due 06/18/2010 - 07/16/2010, and with a value of $24,971.	$24,477	24,477
Total Repurchase Agreement (cost $24,477)

Total Investment Securities (cost $330,150) #		371,586
Other Assets and Liabilities - Net		8,405

Net Assets		$379,991

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	12.0%	$44,437
Electrical Equipment	8.9	33,122
Oil, Gas & Consumable Fuels	6.9	26,420
Capital Markets	6.4	23,295
Real Estate Management & Development	5.8	21,443
Semiconductors & Semiconductor Equipment	5.1	18,919
Automobiles	4.0	14,886
Wireless Telecommunication Services	3.9	14,815
Energy Equipment & Services	3.8	14,240
Beverages	3.6	13,512
Construction Materials	3.6	13,412
Diversified Telecommunication Services	3.0	11,346
Biotechnology	2.9	10,822
Trading Companies & Distributors	2.6	9,637
Metals & Mining	2.5	9,186
Life Sciences Tools & Services	2.4	8,876
Specialty Retail	2.2	7,873
Electronic Equipment & Instruments	1.9	7,170
Food & Staples Retailing	1.9	6,700
Food Products	1.6	6,099
Pharmaceuticals	1.6	5,841
Household Durables	1.3	4,700
Building Products	1.1	4,116
Household Products	1.0	3,532
Chemicals	0.7	2,679
Hotels, Restaurants & Leisure	0.7	2,669
Construction & Engineering	0.6	2,268
Airlines	0.6	2,092
Software	0.5	1,888
Internet Software & Services	0.3	1,114
Investment Securities, at Value	93.4	347,109
Short-Term Investments	6.6	24,477
Total Investments	100.0%	$371,586

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $330,150. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,144 and $16,708, respectively. Net unrealized appreciation for tax purposes is $41,436.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $1,887, or 0.50%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$30,127	$—	$—	$30,127
Equities - Consumer Staples	29,843	—	—	29,843
Equities - Energy	40,659	—	—	40,659
Equities - Financials	89,176	—	—	89,176
Equities - Health Care	25,539	—	—	25,539
Equities - Industrials	51,236	—	—	51,236
Equities - Information Technology	29,091	—	—	29,091
Equities - Materials	25,277	—	—	25,277
Equities - Telecommunication Services	26,161	—	—	26,161
Cash & Cash Equivalent - Repurchase Agreement	—	24,477	—	24,477
Total	$347,109	$24,477	$—	$371,586

The notes are an integral part of this report.

3

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 0.2%
QBE Insurance Group, Ltd.	29,921	$488
Austria - 0.5%
Erste Group Bank AG	38,980	1,361
Bermuda - 1.0%
Li & Fung, Ltd.	808,000	2,382
Canada - 2.2%
Canadian National Railway Co.	110,003	5,366
Czech Republic - 0.7%
Komercni Banka AS	10,466	1,807
France - 19.8%
Air Liquide SA	42,055	4,391
AXA SA	255,739	5,406
GDF Suez	120,320	4,597
Groupe Danone SA	66,725	3,580
Legrand SA	138,032	3,377
Moet Hennessy Louis Vuitton SA	100,033	9,024
Pernod-Ricard SA	54,438	4,230
Schneider Electric SA	88,016	7,995
Total SA	80,538	4,467
Vivendi	88,534	2,275
Germany - 10.5%
Bayer AG	95,907	5,887
Beiersdorf AG	29,900	1,506
Deutsche Boerse AG	36,060	2,858
E.ON AG	53,018	2,007
Linde AG	86,088	8,125
Merck KGAA	37,190	3,461
SAP AG	45,890	2,158
Hong Kong - 0.6%
CNOOC, Ltd.	1,122,000	1,509
India - 1.5%
Infosys Technologies, Ltd. ADR	84,190	3,623
Italy - 0.7%
Intesa Sanpaolo SpA ‡	493,855	1,839
Japan - 11.3%
AEON Credit Service Co., Ltd.	136,000	1,549
Canon, Inc.	136,100	5,077
Fanuc, Ltd.	37,200	3,055
Hirose Electric Co., Ltd.	5,500	616
Hoya Corp.	210,500	5,083
INPEX Corp.	586	4,484
KAO Corp.	136,000	3,083
Konica Minolta Holdings, Inc.	70,500	771
Lawson, Inc.	25,200	1,047
Shin-Etsu Chemical Co., Ltd.	41,000	2,210
Tokyo Electron, Ltd.	21,300	1,116
Jersey Channel Island - 1.8%
WPP PLC	583,220	4,499
Korea, Republic of - 1.4%
Samsung Electronics Co., Ltd.	5,888	3,471
Mexico - 1.2%
America Movil SAB de CV -Series L ADR	47,900	2,061
Grupo Modelo SAB de CV -Series C ‡	220,400	865
Netherlands - 6.9%
ASML Holding NV	45,011	1,179
Heineken NV	190,430	7,601
TNT NV	179,555	4,265
Wolters Kluwer NV	204,610	4,025
Singapore - 1.2%
Singapore Telecommunications, Ltd.	1,247,150	3,033
South Africa - 0.8%
MTN Group, Ltd.	115,880	1,911
Switzerland - 16.2%
Actelion, Ltd. ‡	37,888	2,090
Compagnie Financiere Richemont SA	103,525	2,544
Givaudan SA	6,376	4,263
Julius Baer Holding AG	81,824	3,897
Nestle SA	278,760	11,472
Roche Holding AG	71,101	11,211
Sonova Holding AG	21,766	1,920
Swiss Reinsurance	36,155	1,387
UBS AG ‡	88,795	1,297
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	280,451	2,936
United Kingdom - 15.8%
BHP Billiton, Ltd.	49,248	1,286
Burberry Group PLC	173,700	1,335
Diageo PLC	378,276	5,927
GlaxoSmithKline PLC	78,745	1,511
Hays PLC	67,200	107
HSBC Holdings PLC	341,183	3,452
Ladbrokes PLC	408,408	1,197
Reckitt Benckiser Group PLC	193,221	9,283
Royal Dutch Shell PLC -Class A	155,526	4,084
Smiths Group PLC	191,767	2,306
Standard Chartered PLC	177,905	4,223
Tesco PLC	299,789	1,840
William Hill PLC	854,834	2,621
United States - 1.8%
Synthes, Inc.	39,864	4,480
Total Common Stocks (cost $217,577)		241,389

	Principal
REPURCHASE AGREEMENT - 2.3%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $5,683 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $5,799.	$5,683	5,683
Total Repurchase Agreement (cost $5,683)

Total Investment Securities (cost $223,260) #		247,072
Other Assets and Liabilities - Net		1,081

Net Assets		$248,153

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Pharmaceuticals	8.8%	$22,070
Chemicals	7.7	18,989
Beverages	7.6	18,623
Food Products	6.1	15,052
Oil, Gas & Consumable Fuels	5.9	14,544
Textiles, Apparel & Luxury Goods	5.2	12,903
Commercial Banks	5.2	12,682
Household Products	5.1	12,366
Electrical Equipment	4.5	11,372
Media	4.3	10,799
Semiconductors & Semiconductor Equipment	3.6	8,702
Insurance	3.0	7,281
Health Care Equipment & Supplies	2.6	6,400
Office Electronics	2.5	5,848
Electronic Equipment & Instruments	2.3	5,699
Road & Rail	2.2	5,366
Capital Markets	2.1	5,194
Multi-Utilities	1.9	4,597
Air Freight & Logistics	1.7	4,265
Wireless Telecommunication Services	1.6	3,972
Hotels, Restaurants & Leisure	1.5	3,818
IT Services	1.5	3,623
Machinery	1.2	3,055
Diversified Telecommunication Services	1.2	3,033
Food & Staples Retailing	1.2	2,887
Diversified Financial Services	1.1	2,858
Distributors	1.0	2,382
Industrial Conglomerates	0.9	2,306
Software	0.9	2,158
Biotechnology	0.8	2,090
Electric Utilities	0.8	2,007
Consumer Finance	0.6	1,549
Personal Products	0.6	1,506
Metals & Mining	0.5	1,286
Professional Services	0.0	107
Investment Securities, at Value	97.7	241,389
Short-Term Investments	2.3	5,683
Total Investments	100.0%	$247,072

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $223,260. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27,336 and $3,524, respectively. Net unrealized appreciation for tax purposes is $23,812.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$29,900	$—	$—	$29,900
Equities - Consumer Staples	50,436	—	—	50,436
Equities - Energy	14,543	—	—	14,543
Equities - Financials	29,564	—	—	29,564
Equities - Health Care	30,560	—	—	30,560
Equities - Industrials	26,471	—	—	26,471
Equities - Information Technology	26,031	—	—	26,031
Equities - Materials	20,275	—	—	20,275
Equities - Telecommunication Services	7,005	—	—	7,005
Equities - Utilities	6,604	—	—	6,604
Cash & Cash Equivalent - Repurchase Agreement	—	5,683	—	5,683
Total	$241,389	$5,683	$—	$247,072

The notes are an integral part of this report.

3

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 83.1%
Beverages - 3.6%
Coca-Cola Co.
0.24%, 10/20/2009 - 144A	$3,550	$3,549
0.26%, 10/06/2009 - 10/19/2009 -144A	6,575	6,571
Capital Markets - 2.7%
State Street Corp.
0.22%, 08/24/2009	7,600	7,599
Chemicals - 2.9%
Ecolab, Inc.
0.25%, 08/31/2009 - 144A	2,500	2,499
0.27%, 09/02/2009 - 144A	2,500	2,499
Ei Du Pont de Nemours & Co.
0.18%, 08/21/2009 - 144A	2,950	2,951
Commercial Banks - 9.9%
Barclays Bank PLC
0.27%, 10/28/2009	1,900	1,899
Royal Bank of Scotland PLC
0.92%, 08/11/2009	7,700	7,698
0.94%, 08/10/2009	2,400	2,399
1.02%, 08/03/2009	1,900	1,900
UBS Finance Delaware LLC
0.34%, 09/17/2009	2,650	2,649
0.36%, 09/16/2009	5,500	5,497
0.39%, 08/06/2009	5,400	5,400
Consumer Finance - 5.0%
Toyota Motor Credit Corp.
0.03%, 10/22/2009	1,900	1,899
0.31%, 08/17/2009 - 10/13/2009	11,950	11,946
Diversified Financial Services - 37.1%
Alpine Securitization
0.24%, 08/27/2009 - 144A	3,500	3,499
0.35%, 09/08/2009 - 144A	8,800	8,796
American Honda Finance Corp.
0.20%, 08/31/2009	4,400	4,399
0.65%, 08/25/2009	4,900	4,898
CAFCO LLC
0.33%, 10/22/2009 - 144A	1,800	1,799
0.35%, 08/28/2009 - 144A	500	500
0.37%, 09/03/2009 - 144A	3,500	3,499
Caterpillar Financial Services Corp.
0.30%, 08/07/2009	4,800	4,800
CIESCO LLC
0.35%, 10/19/2009 - 144A	4,800	4,796
0.40%, 10/26/2009 - 144A	3,200	3,197
MetLife Funding, Inc.
0.23%, 08/26/2009	1,300	1,300
0.24%, 08/25/2009	6,450	6,449
0.25%, 08/20/2009	1,600	1,600
Old Line Funding LLC
0.32%, 10/15/2009 - 144A	11,300	11,292
0.36%, 08/17/2009 - 144A	2,600	2,600
PACCAR Financial Corp.
0.27%, 08/13/2009 - 10/23/2009	13,950	13,945
Rabobank USA Financial Corp.
0.30%, 09/03/2009	5,350	5,349
Ranger Funding Co. LLC
0.85%, 08/10/2009 - 144A	2,700	2,700
Sheffield Receivables Corp.
0.30%, 08/20/2009 - 144A	3,600	3,599
0.45%, 08/06/2009 - 144A	1,750	1,750
Wal-Mart Funding Corp.
0.27%, 08/05/2009 - 144A	12,500	12,499
Food Products - 4.8%
Nestle Capital Corp.
0.20%, 09/17/2009 - 09/18/2009 -144A	13,100	13,096
Industrial Conglomerates - 4.5%
General Electric Capital Corp.
0.24%, 09/25/2009	2,200	2,199
0.25%, 08/21/2009 - 08/24/2009	8,700	8,699
0.30%, 09/21/2009	1,500	1,499
Personal Products - 2.3%
Colgate-Palmolive Co.
0.19%, 08/06/2009 - 144A	6,402	6,402
Foreign Government Obligations - 7.7%
Province of Ontario
0.24%, 10/07/2009	1,800	1,799
0.27%, 10/09/2009	5,750	5,747
Province of Quebec
0.20%, 10/14/2009 - 144A	3,800	3,798
0.23%, 08/31/2009 - 144A	10,100	10,099
Software - 2.6%
Microsoft Corp.
0.17%, 09/16/2009 - 144A	2,800	2,800
0.20%, 10/28/2009 - 144A	4,500	4,497
Total Commercial Paper (cost $230,856)		230,856

CERTIFICATES OF DEPOSIT - 13.3%
Commercial Banks - 7.6%
Bank of Scotland PLC
0.54%, 09/14/2009	5,800	5,800
0.55%, 09/15/2009	1,250	1,250
0.56%, 09/09/2009	2,800	2,800
0.57%, 09/08/2009	4,500	4,500
Barclays Bank PLC
0.45%, 08/13/2009	4,200	4,200
1.35%, 08/10/2009 *	2,500	2,500
Diversified Financial Services - 5.7%
Bank of America Corp.
0.36%, 09/10/2009	2,600	2,600
0.50%, 12/14/2009	8,400	8,400
Rabobank Nederland N.Y.
0.33%, 10/05/2009	900	900
0.35%, 08/14/2009	3,975	3,975
Total Certificates of Deposit (cost $36,925)		36,925

CORPORATE DEBT SECURITIES - 4.0%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. *
0.37%, 11/16/2009	1,000	998
Commercial Banks - 3.1%
Wachovia Corp. *
1.11%, 11/24/2009	5,000	5,007
Wells Fargo & Co. *
0.73%, 09/15/2009	3,595	3,592
Industrial Conglomerates - 0.5%
General Electric Capital Corp. *
0.53%, 10/26/2009	1,400	1,400
Total Corporate Debt Securities (cost $10,997)		10,997

The notes are an integral part of this report.

1

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Repurchase Agreement 0.01%, dated 7/31/2009, to be repurchased at $224 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 5.68%, due 09/14/2017, and with a value of $232.	$224	$224
Total Repurchase Agreement (cost $224)

Total Investment Securities (cost $279,002) #		279,002
Other Assets and Liabilities - Net		(1,306)

Net Assets		$277,696

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
#	Aggregate cost for federal income tax purposes is $279,002.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $119,287, or 42.96%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Financials	$—	$9,597	$—	$9,597
Fixed Income - Industrials	—	1,400	—	1,400
Cash & Cash Equivalent - Consumer Discretionary	—	6,402	—	6,402
Cash & Cash Equivalent - Consumer Staples	—	23,216	—	23,216
Cash & Cash Equivalent - Financials	—	189,077	—	189,077
Cash & Cash Equivalent - Industrials	—	12,397	—	12,397
Cash & Cash Equivalent - Information Technology	—	7,297	—	7,297
Cash & Cash Equivalent - Materials	—	7,949	—	7,949
Cash & Cash Equivalent - Repurchase Agreement	—	224	—	224
Cash & Cash Equivalent - Short-Term Foreign Government Obligation	—	21,443	—	21,443
Total	$—	$279,002	$—	$279,002

The notes are an integral part of this report.

2

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8% €
Bonds - 11.9%
Transamerica JPMorgan International Bond	2,064,912	$22,962
Capital Preservation - 5.2%
Transamerica Money Market	10,024,679	10,025
Global/International Stocks - 7.8%
Transamerica Evergreen International Small Cap	187,718	1,795
Transamerica Oppenheimer Developing Markets	722,965	6,730
Transamerica Schroders International Small Cap	883,551	6,618
Tactical and Specialty - 72.3%
Transamerica BlackRock Global Allocation	1,256,420	12,011
Transamerica BlackRock Natural Resources	1,989,887	18,247
Transamerica BNY Mellon Market Neutral Strategy	2,297,733	19,806
Transamerica Clarion Global Real Estate Securities	1,765,694	17,268
Transamerica Federated Market Opportunity	2,477,194	22,469
Transamerica Loomis Sayles Bond	3,327,553	31,180
Transamerica UBS Dynamic Alpha	3,303,306	19,159
U.S. Stocks - 2.6%
Transamerica Third Avenue Value ‡	276,163	5,098
Total Investment Companies (cost $221,424) #		193,368
Other Assets and Liabilities - Net		389
Net Assets		$193,757

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $221,424. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,705 and $29,761, respectively. Net unrealized depreciation for tax purposes is $28,056.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$193,368	$—	$—	$193,368

The notes are an integral part of this report.

1

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0% €
Global/International Stocks - 88.0%
Transamerica AllianceBernstein International Value	4,026,967	$29,437
Transamerica Evergreen International Small Cap	1,858,661	17,769
Transamerica Marsico International Growth	3,088,687	25,235
Transamerica MFS International Equity ‡	2,293,790	17,479
Transamerica Neuberger Berman International	3,170,380	22,066
Transamerica Oppenheimer Developing Markets	3,139,742	29,231
Transamerica Schroders International Small Cap	3,084,025	23,099
Transamerica Thornburg International Value	4,461,078	41,264
Transamerica WMC Emerging Markets ‡	1,976,979	22,340
Tactical and Specialty - 12.0%
Transamerica BlackRock Global Allocation	1,769,465	16,916
Transamerica Clarion Global Real Estate Securities	1,460,631	14,285
Total Investment Companies (cost $337,642) #		259,121
Other Assets and Liabilities - Net		13
Net Assets		$259,134

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $337,642. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,568 and $81,089, respectively. Net unrealized depreciation for tax purposes is $78,521.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$259,121	$—	$—	$259,121

The notes are an integral part of this report.

1

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 0.9%
BHP Billiton, Ltd. ADR	47,800	$3,009
Belgium - 3.3%
Anheuser-Busch InBev NV	67,581	2,688
Anheuser-Busch InBev NV - ST VVPR ‡	130,726	1
Colruyt SA	14,045	3,143
Omega Pharma SA	51,180	1,612
Telenet Group Holding NV ‡	166,668	3,827
Bermuda - 1.0%
Willis Group Holdings, Ltd.	135,800	3,384
Brazil - 2.7%
Petroleo Brasileiro SA -Class A ADR	117,122	3,948
Ultrapar Participacoes SA ADR	99,090	3,364
VIVO Participacoes SA ADR	82,100	1,869
Canada - 6.4%
Addax Petroleum Corp.	97,622	4,644
Addax Petroleum Corp. -144A ‡	29,300	1,394
Barrick Gold Corp.	63,800	2,228
Cameco Corp.	118,880	3,267
MacDonald Dettwiler & Associates, Ltd. ‡ §	256,370	7,413
Talisman Energy, Inc.	215,485	3,331
Chile - 0.9%
Sociedad Quimica y Minera de Chile SA ADR	86,185	3,085
China - 0.5%
Bank of China, Ltd.	3,418,400	1,703
Cyprus - 0.9%
Prosafe Se	562,350	2,950
Czech Republic - 0.5%
Telefonica O2	66,400	1,814
Denmark - 1.3%
Novo Nordisk A/S -Class B	75,030	4,416
Finland - 0.6%
Nokia OYJ	143,645	1,912
France - 8.2%
Arkema SA	91,961	2,637
France Telecom SA	107,400	2,680
Ipsen SA	110,207	5,076
Ipsos §	160,602	4,192
Sodexo	49,150	2,588
Teleperformance	122,780	3,885
Thales SA	71,300	3,014
Total SA ADR	77,015	4,286
Germany - 9.6%
Deutsche Boerse AG	77,640	6,152
Fresenius Medical Care AG	67,970	3,121
GEA Group AG	178,770	2,928
Gerresheimer AG	160,206	3,587
Linde AG	48,405	4,569
SAP AG ADR	76,735	3,626
Sma Solar Tech AG	22,200	1,775
Tognum AG	214,955	2,997
Wincor Nixdorf AG	79,496	4,267
Guernsey Channel Islands - 0.6%
Amdocs, Ltd. ‡	80,300	1,921
Hong Kong - 1.3%
China Mobile, Ltd. ADR	83,965	4,406
India - 1.6%
Hero Honda Motors, Ltd. ‡	79,555	2,655
State Bank of India, Ltd. GDR	40,285	3,021
Ireland - 0.9%
CRH PLC	1	♦
DCC PLC	153,090	3,273
Israel - 2.0%
Makhteshim-Agan Industries, Ltd.	679,140	3,470
Teva Pharmaceutical Industries, Ltd. ADR	63,200	3,371
Italy - 2.4%
Lottomatica SpA	113,455	2,401
Milano Assicurazioni SpA	711,095	2,422
Unione di Banche Italiane SCpA	245,895	3,441
Japan - 13.9%
Alfresa Holdings Corp.	58,800	2,983
Circle K Sunkus Co., Ltd.	155,000	2,449
East Japan Railway Co.	25,000	1,435
Hisamitsu Pharmaceutical Co., Inc.	106,300	3,674
Jupiter Telecommunications Co., Ltd.	4,773	4,010
KDDI Corp.	478	2,536
Kenedix Realty Investment Corp. -Class A REIT	580	1,943
Nihon Kohden Corp.	358,100	4,998
Nintendo Co., Ltd. ADR	118,215	3,915
Rohto Pharmaceutical	124,000	1,322
Sankyo Co., Ltd.	70,200	4,184
Secom Co., Ltd.	56,700	2,427
Seven Bank, Ltd.	1,625	4,243
Sundrug Co., Ltd.	127,900	2,859
Toyota Motor Corp. ADR	29,550	2,488
Unicharm Petcare Corp.	88,100	2,793
Jersey Channel Island - 2.5%
Experian Group, Ltd.	598,560	4,940
Informa PLC	938,188	3,757
Korea, Republic of - 1.6%
Hyundai Mobis	36,713	3,871
Samsung SDI Co., Ltd.	20,800	1,727
Luxembourg - 0.8%
ArcelorMittal	77,330	2,783
Netherlands - 8.7%
Fugro NV	77,573	3,481
Koninklijke Ahold NV	333,595	3,794
Koninklijke DSM NV	72,238	2,582
Nutreco Holding NV	93,916	4,036
Sligro Food Group NV §	153,634	4,066
TNT NV	208,040	4,941
Unilever NV	261,807	7,154
Norway - 0.9%
DnB NOR ASA ‡	371,385	3,232
Singapore - 0.8%
United Overseas Bank, Ltd.	224,000	2,752
Spain - 1.1%
Banco Santander SA	258,935	3,750
Sweden - 1.0%
Svenska Handelsbanken AB -Class A	136,200	3,331
Switzerland - 5.6%
Barry Callebaut AG ‡	6,045	3,513
Givaudan SA	3,995	2,671
Nestle SA	127,415	5,244
Roche Holding AG	19,275	3,039
Sulzer AG	39,775	2,624
UBS AG ‡	163,010	2,381
United Kingdom - 15.2%
Amlin PLC	889,406	4,940
BAE Systems PLC	10,212	52
Balfour Beatty PLC	391,633	2,000
Barclays Bank PLC	771,140	3,894
Cairn Energy PLC ‡	84,693	3,390
Chemring Group PLC	163,705	5,543
Croda International PLC	243,800	2,354
Diageo PLC	327,226	5,127
HSBC Holdings PLC	475,200	4,730
Reed Elsevier PLC	211,100	1,493
RPS Group PLC	1,254,907	3,999
Smith & Nephew PLC	410,418	3,260

The notes are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Tullow Oil PLC	172,159	$2,843
Vodafone Group PLC	4,585,294	9,397
Total Common Stocks (cost $336,572)		337,713

WARRANT - 0.0%
Italy - 0.0%
UBI Banca SCpA
Expiration: 06/30/2011
Exercise Price: $0.00	138,395	10
Total Warrant (cost $0)

	Principal
REPURCHASE AGREEMENT - 2.0%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $6,787 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $6,928.	$6,787	6,787
Total Repurchase Agreement (cost $6,787)

Total Investment Securities (cost $343,359) #		344,510
Other Assets and Liabilities - Net		1,026

Net Assets		$345,536

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	9.8%	$34,107
Oil, Gas & Consumable Fuels	7.9	27,103
Food Products	6.6	22,740
Chemicals	6.2	21,368
Pharmaceuticals	6.1	20,898
Wireless Telecommunication Services	5.2	18,208
Food & Staples Retailing	4.1	13,862
Commercial Services & Supplies	4.0	13,839
Media	3.9	13,452
Insurance	3.1	10,746
Health Care Equipment & Supplies	2.8	9,870
Software	2.8	9,462
Professional Services	2.5	8,825
Aerospace & Defense	2.5	8,609
Diversified Telecommunication Services	2.4	8,321
Metals & Mining	2.3	8,020
Beverages	2.3	7,816
Energy Equipment & Services	1.9	6,431
Diversified Financial Services	1.8	6,152
Health Care Providers & Services	1.8	6,104
Machinery	1.6	5,552
Automobiles	1.5	5,143
Hotels, Restaurants & Leisure	1.5	4,989
Air Freight & Logistics	1.4	4,941
Electrical Equipment	1.4	4,772
Computers & Peripherals	1.2	4,267
Leisure Equipment & Products	1.2	4,184
Auto Components	1.1	3,871
Life Sciences Tools & Services	1.0	3,587
Specialty Retail	1.0	3,364
Industrial Conglomerates	1.0	3,273
Multiline Retail	0.7	2,449
Capital Markets	0.7	2,381
Construction & Engineering	0.6	2,000
Real Estate Investment Trusts	0.6	1,943
Communications Equipment	0.6	1,912
Electronic Equipment & Instruments	0.5	1,727
Road & Rail	0.4	1,435
Investment Securities, at Value	98.0	337,723
Short-Term Investments	2.0	6,787
Total Investments	100.0%	$344,510

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
§	Illiquid. These securities aggregated to $15,671, or 4.54%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $343,359. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,321 and $38,170, respectively. Net unrealized appreciation for tax purposes is $1,151.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $1,394, or 0.40%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$48,537	$—	$—	$48,537
Equities - Consumer Staples	44,417	—	—	44,417
Equities - Energy	33,532	—	—	33,532
Equities - Financials	55,330	—	—	55,330
Equities - Health Care	36,786	—	—	36,786
Equities - Industrials	45,832	—	—	45,832
Equities - Information Technology	17,369	—	—	17,369
Equities - Materials	29,389	—	—	29,389
Equities - Telecommunication Services	26,531	—	—	26,531
Cash & Cash Equivalent - Repurchase Agreement	—	6,787	—	6,787
Total	$337,723	$6,787	$—	$344,510

The notes are an integral part of this report.

3

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.8%
Brazil - 2.8%
All America Latina Logistica SA, 0.77% 	310,000	$1,957
Lojas Americanas SA, 0.85% 	1,361,990	7,665
NET Servicos de Comunicacao SA ‡	308,897	3,154
Total Preferred Stocks (cost $16,463)		12,776

COMMON STOCKS - 93.7%
Argentina - 0.0%
IRSA Inversiones y Representaciones SA GDR ‡	15,200	88
Bermuda - 0.9%
Credicorp, Ltd.	36,400	2,427
Dairy Farm International, Ltd.	10,300	70
Jardine Strategic Holdings, Ltd.	10,000	163
Shangri-La Asia, Ltd.	811,000	1,293
Brazil - 10.2%
B2W Cia Global Do Varejo	140,000	3,287
BM&F Bovespa SA	974,146	6,297
Cia de Bebidas das Americas ADR	42,500	2,989
Cyrela Brazil Realty SA	176,000	1,816
Diagnosticos da America SA ‡	60,200	1,291
Empresa Brasileira de Aeronautica SA ADR ‡	180,500	3,518
Gafisa SA	39,000	497
Itau Unibanco Holding SA ADR	36,200	648
Natura Cosmeticos SA ‡	558,000	7,970
Petroleo Brasileiro SA -Class A ADR	309,600	10,433
Vale SA -Class B ADR	401,100	6,899
Weg SA	141,000	1,141
Canada - 0.2%
Equinox Minerals, Ltd. ‡	88,400	224
First Quantum Minerals, Ltd.	4,400	293
Niko Resources, Ltd.	6,300	444
Cayman Islands - 2.6%
Baidu, Inc. ADR ‡	3,500	1,218
NetEase.com ADR ‡	11,000	485
SINA Corp. ‡	167,200	5,548
Tencent Holdings, Ltd.	341,600	4,610
Chile - 2.3%
Banco Santander Chile	50,210,201	2,380
Centros Comerciales Sudamericanos SA	2,755,881	7,488
Sociedad Quimica y Minera de Chile SA ADR	19,600	701
China - 1.6%
China Shenhua Energy Co., Ltd. -Class H	1,061,000	4,333
Shanghai Zhenhua Heavy Industry Co., Ltd.	1,783,370	1,785
Travelsky Technology, Ltd.	1,788,000	1,294
Colombia - 0.7%
Almacenes Exito SA -144A GDR	102,600	800
Bancolombia SA ADR	81,600	2,620
Denmark - 1.2%
Carlsberg AS -Class B	79,800	5,537
Egypt - 3.8%
Commercial International Bank	361,037	3,171
Eastern Tobacco	54,024	1,188
Egyptian Financial Group-Hermes Holding	628,470	2,847
Orascom Construction Industries	11,800	450
Orascom Telecom Holding Sae ‡	1,497,280	9,797
Hong Kong - 10.7%
China Mobile, Ltd.	779,000	8,182
China Resources Enterprise, Ltd.	2,381,000	5,954
China Unicom, Ltd.	4,138,000	5,969
CNOOC, Ltd.	6,222,000	8,366
Hang Lung Properties, Ltd.	1,247,000	4,570
Hong Kong Exchanges & Clearing, Ltd.	617,000	11,616
Television Broadcasts, Ltd.	909,000	3,976
India - 11.5%
ABB, Ltd.	57,900	846
Cairn India, Ltd. ‡	262,200	1,295
Colgate Palmolive Co. ‡	35,000	486
Divi’s Laboratories, Ltd.	202,908	2,268
Hindustan Unilever, Ltd.	253,500	1,541
Housing Development Finance Corp.	139,400	7,373
Housing Development Finance Corp. Bank Ltd. ADR	105,800	10,344
Infosys Technologies, Ltd.	417,300	17,967
ITC, Ltd.	173,200	900
Nestle India, Ltd.	5,400	249
Sun Pharmaceutical Industries, Ltd.	17,700	436
Tata Consultancy Services, Ltd.	373,902	4,101
Zee Entertainment Enterprises, Ltd. ‡	1,134,500	4,400
Indonesia - 2.9%
Astra International TBK PT	990,100	2,923
Bank Central Asia	5,756,400	2,189
Telekomunikasi Indonesia	7,861,175	7,089
Unilever Indonesia	860,000	1,005
Korea, Republic of - 4.6%
GS Engineering & Construction Corp.	13,779	983
Hyundai Engineering & Construction Co., Ltd.	56,213	2,897
Mirae Asset Securities Co., Ltd.	69,894	4,444
NHN Corp. ‡	44,595	6,481
Shinsegae Co., Ltd.	14,622	6,322
Luxembourg - 1.8%
Oriflame Cosmetics SA	59,700	2,962
Tenaris SA ADR	175,900	5,333
Mexico - 7.4%
America Movil SAB de CV -Class L ADR	173,800	7,475
Corp. Geo SAB de CV ‡	405,900	863
Fomento Economico Mexicano SAB de CV	1,399,300	5,405
Fomento Economico Mexicano SAB de CV ADR	59,700	2,304
Grupo Modelo SAB de CV ‡	1,060,400	4,164
Grupo Televisa SA ADR	373,100	6,749
Sare Holding SAB de CV -Class B ‡	2,097,201	635
Wal-Mart de Mexico SAB de CV -Class V	1,787,593	6,083
Norway - 0.6%
DNO International ASA ‡	2,199,200	2,691
Philippines - 2.5%
Jollibee Foods Corp.	1,593,700	1,674
Philippine Long Distance Telephone Co. ‡	27,200	1,440
SM Invest Corp.	48,790	335
SM Prime Holdings, Inc.	40,123,470	8,094
Russian Federation - 5.8%
Gazprom OAO ADR	455,700	9,410
Magnit OAO	232,300	9,501
MMC Norilsk Nickel ADR ‡	101,500	1,016
Novatek OAO GDR	57,300	2,470
Novatek OAO -144A GDR	94,500	4,074

The notes are an integral part of this report.

1

	Shares	Value
South Africa - 4.8%
Adcock Ingram Holdings, Ltd.	82,448	$489
Anglo Platinum, Ltd.	53,600	3,829
Impala Platinum Holdings, Ltd.	150,900	3,656
JSE, Ltd.	41,800	326
MTN Group, Ltd.	300,200	4,952
Standard Bank Group, Ltd.	537,719	6,471
Tiger Brands, Ltd.	111,748	2,261
Taiwan - 6.7%
Epistar Corp.	1,418,000	3,873
High Tech Computer Corp. ‡	115,000	1,569
Mediatek, Inc.	578,370	8,312
President Chain Store Corp. ‡	451,000	1,179
Synnex Technology International Corp. ‡	354,726	689
Taiwan Semiconductor Manufacturing Co., Ltd.	8,464,460	15,196
Thailand - 0.1%
Kiatnakin Bank PCL	947,987	488
Turkey - 5.9%
Aksigorta AS	347,386	1,053
Anadolu AS	303,721	3,262
Bim Birlesik Magazalar AS	35,400	1,396
Enka Insaat VE Sanayi AS	1,516,150	5,154
Haci Omer Sabanci Holding AS	867,236	3,243
Turkcell Iletisim Hizmet AS	1,603,500	10,192
Yapi Ve Kredi Bankasi AS ‡	1,379,678	2,889
United Kingdom - 4.5%
Anglo American PLC	301,090	9,707
Sabmiller PLC	419,500	9,719
Tullow Oil PLC	72,340	1,195
United States - 0.4%
Mercadolibre, Inc. ‡	7,300	210
Sohu.com, Inc. ‡	29,600	1,811
Total Common Stocks (cost $404,724)		429,011

	Principal
REPURCHASE AGREEMENT - 2.5%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $11,575 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $11,809.	$11,575	11,575
Total Repurchase Agreement (cost $11,575)

Total Investment Securities (cost $432,762) #		453,362
Other Assets and Liabilities - Net		4,767

Net Assets		$458,129

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	9.8%	$44,711
Wireless Telecommunication Services	9.3	42,038
Beverages	7.4	33,380
Commercial Banks	7.3	33,139
Food & Staples Retailing	7.2	32,839
Semiconductors & Semiconductor Equipment	6.0	27,381
Metals & Mining	5.5	25,624
IT Services	5.2	23,362
Diversified Financial Services	4.9	21,482
Internet Software & Services	4.4	20,363
Media	4.1	18,279
Diversified Telecommunication Services	2.9	13,058
Real Estate Management & Development	2.7	12,752
Personal Products	2.5	10,932
Multiline Retail	1.8	8,000
Capital Markets	1.6	7,454
Thrifts & Mortgage Finance	1.6	7,373
Distributors	1.3	5,954
Energy Equipment & Services	1.1	5,333
Industrial Conglomerates	1.2	5,154
Construction & Engineering	1.0	4,330
Household Durables	0.8	3,811
Aerospace & Defense	0.8	3,518
Internet & Catalog Retail	0.7	3,287
Household Products	0.7	3,032
Hotels, Restaurants & Leisure	0.7	2,967
Machinery	0.6	2,926

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Automobiles	0.6%	$2,923
Food Products	0.6	2,510
Life Sciences Tools & Services	0.5	2,268
Tobacco	0.5	2,088
Road & Rail	0.4	1,957
Computers & Peripherals	0.3	1,569
Health Care Providers & Services	0.3	1,291
Insurance	0.2	1,053
Pharmaceuticals	0.2	925
Electrical Equipment	0.2	846
Chemicals	0.2	701
Electronic Equipment & Instruments	0.2	689
Consumer Finance	0.1	488
Investment Securities, at Value	97.4	441,787
Short-Term Investments	2.6	11,575
Total Investments	100.0%	$453,362

NOTES TO SCHEDULE OF INVESTMENTS:

	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $432,762. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $63,254 and $42,654, respectively. Net unrealized appreciation for tax purposes is $20,600.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $4,874, or 1.06%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$44,886	$—	$—	$44,886
Equities - Consumer Staples	85,117	—	—	85,117
Equities - Energy	50,044	—	—	50,044
Equities - Financials	83,741	—	—	83,741
Equities - Health Care	4,483	—	—	4,483
Equities - Industrials	18,731	—	—	18,731
Equities - Information Technology	73,363	—	—	73,363
Equities - Materials	26,326	—	—	26,326
Equities - Telecommunication Services	55,096	—	—	55,096
Cash & Cash Equivalent - Repurchase Agreement	—	11,575	—	11,575
Total	$441,787	$11,575	$—	$453,362

The notes are an integral part of this report.

3

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 91.7%
Aerospace & Defense - 1.3%
Goodrich Corp.	69,120	$3,550
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. ‡	97,920	2,444
Auto Components - 1.2%
Goodyear Tire & Rubber Co. ‡	184,310	3,137
Beverages - 2.0%
Molson Coors Brewing Co. -Class B	114,830	5,191
Biotechnology - 0.5%
Cephalon, Inc. ‡	23,080	1,354
Capital Markets - 1.7%
Affiliated Managers Group, Inc. ‡	28,804	1,902
Investment Technology Group, Inc. ‡	115,199	2,574
Chemicals - 2.3%
Intrepid Potash, Inc. ‡	40,200	1,015
Lubrizol Corp.	94,900	5,499
Commercial Banks - 1.2%
Comerica, Inc.	34,560	824
Cullen/Frost Bankers, Inc.	17,280	830
KeyCorp	172,790	999
Zions Bancorp	34,560	469
Communications Equipment - 1.4%
ADC Telecommunications, Inc. ‡	114,790	836
Juniper Networks, Inc. ‡	115,200	3,010
Computers & Peripherals - 0.8%
Seagate Technology, Inc.	173,200	2,085
Construction & Engineering - 0.7%
Foster Wheeler AG ‡	80,700	1,864
Consumer Finance - 1.0%
SLM Corp. ‡	287,330	2,554
Diversified Financial Services - 0.7%
Fifth Street Finance Corp.	173,195	1,793
Electric Utilities - 4.0%
Allegheny Energy, Inc.	103,820	2,617
Cleco Corp.	172,790	4,094
NV Energy, Inc.	345,590	3,974
Electrical Equipment - 0.5%
General Cable Corp. ‡	34,560	1,340
Electronic Equipment & Instruments - 2.4%
Agilent Technologies, Inc. ‡	172,794	4,012
Amphenol Corp. -Class A	69,118	2,305
Energy Equipment & Services - 1.2%
Weatherford International, Ltd. ‡	172,792	3,242
Food & Staples Retailing - 1.5%
Kroger Co.	189,390	4,049
Food Products - 1.1%
Campbell Soup Co.	97,920	3,038
Gas Utilities - 1.4%
EQT Corp.	100,800	3,869
Health Care Equipment & Supplies - 1.7%
Hospira, Inc. ‡	115,230	4,428
Health Care Providers & Services - 2.9%
Aetna, Inc.	138,230	3,728
DaVita, Inc. ‡	86,137	4,281
Hotels, Restaurants & Leisure - 2.6%
Bally Technologies, Inc. ‡	34,560	1,251
Burger King Holdings, Inc.	172,170	2,931
Pinnacle Entertainment, Inc. ‡	288,130	2,890
Household Products - 1.1%
Energizer Holdings, Inc. ‡	46,078	2,952
Independent Power Producers & Energy Traders - 1.0%
NRG Energy, Inc. ‡	95,630	2,602
Industrial Conglomerates - 2.6%
Tyco International, Ltd.	230,390	6,962
Insurance - 9.7%
ACE, Ltd.	103,678	5,086
Assurant, Inc.	230,390	5,880
Everest RE Group, Ltd.	80,354	6,446
Fidelity National Financial, Inc. -Class A	230,391	3,306
National Financial Partners Corp.	221,752	1,663
Transatlantic Holdings, Inc.	74,880	3,543
IT Services - 3.4%
Affiliated Computer Services, Inc. -Class A ‡	69,120	3,277
Teletech Holdings, Inc. ‡	345,587	5,779
Leisure Equipment & Products - 1.4%
Mattel, Inc.	207,350	3,645
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc.‡	57,540	1,903
Covance, Inc. ‡	37,300	2,057
Thermo Fisher Scientific, Inc. ‡	57,620	2,609
Machinery - 3.9%
ITT Corp.	63,360	3,130
Joy Global, Inc.	69,121	2,570
Navistar International Corp. ‡	114,601	4,532
Media - 3.1%
Cablevision Systems Corp. -Class A	207,350	4,244
Time Warner Cable, Inc. -Class A	123,840	4,094
Metals & Mining - 1.0%
Nucor Corp.	57,600	2,561
Multi-Utilities - 2.8%
CMS Energy Corp.	575,978	7,453
Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	74,880	2,631
Noble Energy, Inc.	46,080	2,816
Peabody Energy Corp.	92,161	3,051
Range Resources Corp.	69,119	3,208
Southern Union Co.	69,113	1,339
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	42,500	1,489
Pharmaceuticals - 1.4%
Shire PLC ADR	80,720	3,617
Real Estate Investment Trusts - 1.6%
BioMed Realty Trust, Inc.	115,196	1,345
ProLogis	345,850	3,041
Road & Rail - 0.8%
Norfolk Southern Corp.	51,840	2,242
Semiconductors & Semiconductor Equipment - 3.1%
LAM Research Corp. ‡	69,115	2,078
LSI Corp. ‡	459,190	2,378
Marvell Technology Group, Ltd. ‡	115,200	1,537
Varian Semiconductor Equipment Associates, Inc. ‡	69,115	2,214
Software - 1.7%
Electronic Arts, Inc. ‡	92,160	1,979
McAfee, Inc. ‡	57,416	2,559

The notes are an integral part of this report.

1

	Shares	Value
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	57,601	$2,663
Bed Bath & Beyond, Inc. ‡	91,710	3,187
Chico’s FAS, Inc. ‡	138,230	1,585
Textiles, Apparel & Luxury Goods - 1.2%
Phillips-Van Heusen Corp.	92,160	3,261
Thrifts & Mortgage Finance - 0.9%
Newalliance Bancshares, Inc.	207,350	2,540
Tobacco - 1.9%
Lorillard, Inc.	69,121	5,096
Trading Companies & Distributors - 0.9%
Aircastle, Ltd.	345,590	2,509
Wireless Telecommunication Services - 2.4%
Crown Castle International Corp. ‡	115,200	3,311
NII Holdings, Inc. ‡	138,230	3,182
Total Common Stocks (cost $208,053)		245,131

INVESTMENT COMPANY - 0.5%
Capital Markets - 0.5%
SPDR KBW Regional Banking Trust	69,120	1,439
Total Investment Company (cost $1,580)

	Principal
REPURCHASE AGREEMENT - 7.5%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $20,186 on 08/03/2009. Collateralized by various U.S. Government Obligations, 3.50% - 3.63%, due 10/03/2011 - 10/18/2013, and with a value of $20,593.	$20,186	20,186
Total Repurchase Agreement (cost $20,186)

Total Investment Securities (cost $229,819) #		266,756
Other Assets and Liabilities - Net		832

Net Assets		$267,588

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $229,819. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,007 and $7,070, respectively. Net unrealized appreciation for tax purposes is $36,937.

DEFINITIONS:

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$32,888	$—	$—	$32,888
Equities - Consumer Staples	20,326	—	—	20,326
Equities - Energy	16,287	—	—	16,287
Equities - Financials	46,234	—	—	46,234
Equities - Health Care	23,977	—	—	23,977
Equities - Industrials	31,143	—	—	31,143
Equities - Information Technology	34,049	—	—	34,049
Equities - Materials	10,564	—	—	10,564
Equities - Telecommunication Services	6,493	—	—	6,493
Equities - Utilities	24,609	—	—	24,609
Cash & Cash Equivalent - Repurchase Agreement	—	20,186	—	20,186
Total	$246,570	$20,186	$—	$266,756

The notes are an integral part of this report.

2

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 98.4%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$2,041		$1,898
2.00%, 01/15/2026		30,382	29,471
2.38%, 01/15/2025 - 01/15/2027		84,253	85,954
2.50%, 01/15/2029		6,574	6,868
3.38%, 04/15/2032		602	734
3.63%, 04/15/2028		39,634	47,659
3.88%, 04/15/2029		48,440	60,581
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/2018		8,131	7,915
1.63%, 01/15/2018		15,311	15,239
1.88%, 07/15/2013 - 07/15/2015		120,638	122,480
2.00%, 04/15/2012 - 01/15/2016		134,652	137,301
2.38%, 04/15/2011 - 01/15/2017		102,943	106,540
2.50%, 07/15/2016		14,083	14,782
2.63%, 07/15/2017		20,119	21,477
3.00%, 07/15/2012		22,953	24,237
3.38%, 01/15/2012		11,024	11,678
3.50%, 01/15/2011		6,143	6,402
U.S. Treasury Note
0.88%, 04/30/2011 (a)		1,537	1,534
1.88%, 07/15/2019		100	102
Total U.S. Government Obligations (cost $673,495)			702,852

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Fannie Mae
0.44%, 08/25/2034 *		137	130
2.41%, 10/01/2044 *		69	68
5.50%, 01/01/2037 - 10/01/2038		1,628	1,690
6.00%, 09/01/2036 - 10/01/2038		453	475
Fannie Mae, TBA
5.50%, 08/01/2038		2,000	2,072
6.00%, 06/01/2037 - 08/01/2038		38,600	40,248
Freddie Mac
0.34%, 02/01/2011 * (b)		3,877	3,869
0.52%, 02/15/2019 *		4,172	4,080
4.50%, 05/15/2017		109	113
5.00%, 02/15/2020		1,662	1,728
Freddie Mac, TBA
5.50%, 07/01/2038 - 08/01/2038		3,000	3,103
Ginnie Mae
6.00%, 04/15/2036 - 10/15/2038		4,157	4,371
Ginnie Mae, TBA
6.00%, 08/01/2038		1,700	1,784
Total U.S. Government Agency Obligations (cost $63,638)			63,731

FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Japanese Government CPI Linked Bond
0.80%, 12/10/2015	JPY	20,140	194
1.10%, 12/10/2016	JPY	611,220	5,934
1.20%, 06/10/2017 - 12/10/2017	JPY	1,117,950	10,795
1.40%, 06/10/2018	JPY	239,400	2,321
Total Foreign Government Obligations (cost $17,056)			19,244

MORTGAGE-BACKED SECURITIES - 1.5%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051	$530		416
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		56	53
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.94%, 03/25/2035 *		1,012	875
Series 2005-2, Class A2
2.24%, 03/25/2035 *		365	313
Series 2005-5, Class A1
2.53%, 08/25/2035 *		308	269
Series 2005-5, Class A2
4.55%, 08/25/2035 *		556	490
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.99%, 12/25/2035 *		45	36
Series 2005-6, Class A1
4.75%, 08/25/2035 *		365	322
Series 2005-6, Class A2
4.25%, 08/25/2035 *		480	400
Series 2005-6, Class A3
4.10%, 08/25/2035 *		72	60
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044		400	371
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.58%, 04/25/2035 *		1,224	654
Series 2005-R2, Class 1AF1
0.63%, 06/25/2035 -144A *		327	222
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.51%, 06/25/2045 *		531	238
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.41%, 09/25/2035 *		968	877
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043		510	437
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045		200	163
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.69%, 03/25/2036 *		929	328
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049		300	222
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049		1,200	954
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.47%, 06/25/2046 *		1,380	618

The notes are an integral part of this report.

1

		Principal	Value
Sequoia Mortgage Trust
Series 5, Class A
0.64%, 10/19/2026 *	$149		$117
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.50%, 05/25/2046 *		1,154	549
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045		720	606
Series 2006-C28, Class A4
5.57%, 10/15/2048		400	336
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.46%, 09/25/2033 *		922	862
Total Mortgage-Backed Securities (cost $12,872)			10,788

ASSET-BACKED SECURITIES - 0.2%
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036		1,292	689
Equity One, Inc.
Series 2004-1, Class AV2
0.59%, 04/25/2034 *		48	18
GSAMP Trust
Series 2004-SEA2, Class A2A
0.58%, 03/25/2034 *		20	20
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036		500	297
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/10/2014		409	418
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.63%, 01/25/2034 -144A *		8	7
Total Asset-Backed Securities (cost $1,900)			1,449

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		500	286
North Texas Municipal Water District
5.00%, 09/01/2035		2,100	2,105
State of California
5.00%, 11/01/2037		800	729
Tobacco Settlement Financing Corp.
6.00%, 06/01/2023		460	427
7.47%, 06/01/2047		675	459
Total Municipal Government Obligations (cost $4,512)			4,006

CORPORATE DEBT SECURITIES - 16.3%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.
0.90%, 06/28/2010 *		3,000	2,994
1.06%, 03/22/2016 *		5,455	4,847
Morgan Stanley
0.79%, 01/09/2012 *		200	191
0.84%, 01/09/2014 *		700	639
0.96%, 10/18/2016 *		800	692
3.02%, 05/14/2010 *		9,400	9,475
Commercial Banks - 3.1%
ANZ National International, Ltd.
6.20%, 07/19/2013 -144A		1,700	1,769
Credit Suisse, Inc.
5.00%, 05/15/2013		6,900	7,230
HBOS PLC
6.75%, 05/21/2018 -144A		1,000	768
National Australia Bank, Ltd.
5.35%, 06/12/2013 -144A		1,400	1,477
Royal Bank of Scotland PLC
7.09%, 09/29/2017 ¡ Ž	EUR	300	167
Wachovia Bank NA
0.73%, 12/02/2010 *	$1,200		1,189
1.82%, 05/14/2010 *		7,300	7,309
Wells Fargo & Co.
7.98%, 03/15/2018 ¡ Ž		1,500	1,298
Wells Fargo Capital XIII
7.70%, 03/26/2013 ¡ Ž		800	696
Computers & Peripherals - 0.4%
Hewlett-Packard Co.
2.25%, 05/27/2011		3,100	3,145
Consumer Finance - 0.5%
American Express Co.
7.00%, 03/19/2018		1,320	1,355
Ford Motor Credit Co. LLC
7.25%, 10/25/2011		1,950	1,831
7.80%, 06/01/2012		150	141
Diversified Financial Services - 5.1%
C10 Capital Spv, Ltd.
6.72%, 12/31/2016 -144A ¡ Ž		300	169
Citigroup Capital XXI
8.30%, 12/21/2057 ¡		800	664
Citigroup Funding, Inc.
1.52%, 05/07/2010 *		6,600	6,524
Citigroup, Inc.
0.94%, 05/18/2011 *		1,500	1,406
General Electric Capital Corp.
0.84%, 03/12/2012 *		10,000	10,058
6.50%, 09/15/2067 -144A ¡	GBP	1,900	1,904
Green Valley, Ltd.
4.63%, 01/10/2011 -144A * §	EUR	300	410
Longpoint RE, Ltd.
5.87%, 05/08/2010 -144A * §	$600		582
Macquarie Bank, Ltd.
3.30%, 07/17/2014 -144A		7,200	7,121
Metropolitan Life Global Funding I
2.55%, 06/10/2011 -144A *		7,000	6,989
Mystic Re, Ltd.
10.67%, 06/07/2011 -144A * §		1,000	935
Vita Capital III, Ltd.
1.72%, 01/01/2012 -144A * §		400	348
Health Care Providers & Services - 0.9%
Roche Holdings, Inc.
3.25%, 02/25/2011 -144A *		6,400	6,495
Household Durables - 0.5%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,298
Insurance - 2.1%
AIG SunAmerica Life Assurance Company
0.65%, 07/26/2010 *		2,500	2,175

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
American International Group, Inc.
5.05%, 10/01/2015		$1,300	$670
8.18%, 05/15/2058 ¡		3,650	903
8.25%, 08/15/2018		1,000	591
8.63%, 05/22/2038 Reg S §	GBP	500	196
Foundation RE II, Ltd.
7.99%, 11/26/2010 -144A * §		$500	468
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		6,000	5,986
New York Life Global Funding
4.65%, 05/09/2013 -144A		1,600	1,642
Pacific Life Global Funding
5.15%, 04/15/2013 -144A		500	500
Residential Reinsurance 2007, Ltd.
7.92%, 06/07/2010 -144A * §		1,600	1,538
Media - 0.6%
Time Warner Cable, Inc.
6.55%, 05/01/2037		3,900	4,161
Oil, Gas & Consumable Fuels - 0.1%
GAZ Capital SA
7.34%, 04/11/2013 -144A		300	305
8.15%, 04/11/2018 -144A		400	383
Pharmaceuticals - 0.1%
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018		400	434
Road & Rail - 0.3%
CSX Corp.
6.25%, 03/15/2018		2,000	2,102
Total Corporate Debt Securities (cost $118,034)			116,170

Shares
CONVERTIBLE PREFERRED STOCK - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.50% ▲	400	336
Total Convertible Preferred Stock (cost $400)

	Principal
LOAN ASSIGNMENTS - 0.7%
Automobiles - 0.3%
DaimlerChrysler Finance Co.
6.00%, 08/03/2012	$2,252	2,119
Health Care Providers & Services - 0.3%
HCA, Inc.
6.01%, 11/18/2013	2,601	2,439
Paper & Forest Products - 0.1%
Koch Forest Products, Inc.
7.47%, 12/20/2012	784	754
Total Loan Assignments (cost $5,524)		5,312

REPURCHASE AGREEMENT - 1.1%
U.S. Treasury Repurchase Agreement 0.21%, dated 07/31/2009, to be repurchased at $7,800 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 2.18%, due 04/23/2012, and with a value of $7,800.	7,800	7,800
Total Repurchase Agreement (cost $7,800)

Total Investment Securities (cost $905,231) #		931,688
Other Assets and Liabilities - Net		(216,993)

Net Assets		$714,695

SECURITIES SOLD SHORT - (6.0%)
U.S. Government Agency Obligation - (6.0%)
Fannie Mae
6.00%, 06/01/2037-08/01/2037	(40,696)	(40,459)
Freddie Mac
5.50%, 07/01/2038-08/01/2038	(2,056)	(2,070)
Total Securities Sold Short (proceeds $42,753)		(42,529)

	Notional Amount
WRITTEN OPTIONS-(0.0%)
Put Options - (0.0%)
Euro Future	160	(1)
Put Strike $98.50
Expires 09/14/2009
Euro Future	150	(1)
Put Strike $98.63
Expires 09/14/2009
Total Written Options (premiums: $27)		(2)

WRITTEN SWAPTIONS - (0.1%)
Call Options - (0.0%)
7-Year IRO USD	3,000	(5)
Call Strike $2.95
Expires 08/21/2009
7-Year IRO USD	2,000	(3)
Call Strike $2.95
Expires 08/21/2009
Put Options - (-0.1%)
OTC USD vs RYL	8,000	(120)
Put Strike $5.37
Expires 09/20/2010
2-Year IRO USD	13,100	(10)
Put Strike $1.75
Expires 08/21/2009
5-Year IRO USD	41,000	(319)
Put Strike $3.75
Expires 11/23/2009
5-Year IRO USD	30,000	(233)
Put Strike $3.75
Expires 11/23/2009
7-Year IRO USD	2,000	(7)
Put Strike $3.75
Expires 08/21/2009
7-Year IRO USD	1,000	♦
Put Strike $4.25
Expires 08/21/2009
7-Year IRO USD	26,200	(11)
Put Strike $4.25
Expires 08/21/2009
7-Year IRO USD	3,000	(1)
Put Strike $4.25
Expires 08/21/2009
Total Written Swaptions (premiums: $1,138)		(709)

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS (c)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 07/31/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CBK	127.49	$3,000	$(119)	$—	$(119)
CSX Corp., 6.25%, 03/15/2018	1.40%	03/20/2018	BRC	48.57	2,000	(139)	—	(139)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BRC	43.43	6,000	(98)	—	(98)
						$(356)	$—	$(356)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 07/31/2009 (3)	Notional Amount (4)	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
American International Group, Inc., 6.25%, 05/01/2036	5.00%	12/20/2013	DUB	1544.77	$6,500	$(1,831)	$(575)	$(1,256)
CIT Group, Inc., 5.65%, 02/13/2017	5.00%	12/20/2013	MEI	5381.10	1,600	(740)	(318)	(422)
Ford Motor Credit, 7.00%, 10/01/2013	3.80%	09/20/2012	BRC	666.72	300	(23)	—	(23)
Ford Motor Credit, 7.00%, 10/01/2013	3.80%	09/20/2012	MYC	666.72	500	(39)	—	(39)
General Electric Capital Corp., 5.63%, 09/15/2017	3.73%	12/20/2013	CBK	265.00	8,100	328	—	328
General Electric Capital Corp., 6.00%, 06/15/2012	1.01%	03/20/2013	BRC	265.00	2,800	(161)	—	(161)
Wells Fargo & Company 0.70%, due 10/28/2015 §	1.00%	03/20/2013	CBK	90.90	1,000	5	(22)	27
						$(2,461)	$(915)	$(1,546)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Depreciation
CDX.NA.IG.12 §	1.00%	06/20/2014	DUB	$26,500	$158	$522	$(364)
CDX.NA.IG.12 §	1.00%	06/20/2014	MYC	2,600	16	95	(79)
CDX.NA.IG.12 §	1.00%	06/20/2014	GST	19,300	115	492	(377)
					$289	$1,109	$(820)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
BRL-CDI	14.77%	01/02/2012	MLC	BRL	1,100	$46	$2	$44
BRL-CDI	14.77%	01/02/2012	HUS	BRL	200	8	1	7
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	5,000	330	(2)	332
FRC - Excluding Tobacco-Non-Revised CPI	2.04%	02/21/2011	BPS	EUR	5,500	343	—	343
FRC - Excluding Tobacco-Non-Revised CPI	2.03%	10/15/2011	JPM	EUR	1,400	84	—	84
FRC - Excluding Tobacco-Non-Revised CPI	2.28%	10/15/2016	UAG	EUR	1,400	15	—	15
						$826	$1	$825

The notes are an integral part of this report.

4

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	2.35%	10/15/2016	JPM	EUR	1,300	$(26)	$—	$(26)
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	3,300	278	(103)	381
6-month GBP-LIBOR	2.05%	09/15/2010	FBF	GBP	3,400	287	(101)	388
6-month GBP-LIBOR	1.77%	03/18/2011	GLM	EUR	3,300	265	(5)	270
6-month GBP-LIBOR	2.01%	03/18/2014	HUS	GBP	600	72	5	67
BRL-CDI	12.41%	01/04/2010	UAG	BRL	1,300	17	2	15
BRL-CDI	10.12%	01/02/2012	MYC	BRL	3,000	(66)	(19)	(47)
BRL-CDI	10.58%	01/02/2012	UAG	BRL	13,000	(167)	(2)	(165)
BRL-CDI	10.68%	01/02/2012	BRC	BRL	14,800	(164)	(95)	(69)
CPTFEMU Index	2.35%	10/15/2016	UAG	EUR	1,400	(28)	—	(28)
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2011	UAG	EUR	3,600	233	—	233
FRC - Excluding Tobacco-Non-Revised CPI	1.99%	12/15/2011	BPS	EUR	2,900	141	—	141
FRC - Excluding Tobacco-Non-Revised CPI	3.44%	09/10/2027	RYL	GBP	700	(6)	—	(6)
ICAP CMM FRA Fixing Rate	3.11%	01/03/2018	GLM	GBP	2,100	76	—	76
U.K. Retail Price Index	3.18%	12/19/2017	RYL	GBP	2,900	121	2	119
USA-Non-Revised CPI - Urban	3.25%	12/14/2017	BRC	GBP	2,300	122	9	113
						$1,155	$(307)	$1,462

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month EURIBOR	76	09/13/2010	$44
3-Month EURIBOR	29	06/14/2010	36
3-Month EURIBOR	47	12/13/2010	—
3-Month Pound Sterling	174	06/16/2010	37
90-Day Euro	115	03/15/2010	14
90-Day Euro	14	12/14/2009	5
90-Day Euro	110	06/14/2010	(11)
			$125

The notes are an integral part of this report.

5

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,070	08/25/2009	$1,675	$53
Australian Dollar	(2,220)	08/28/2009	(1,821)	(31)
Brazilian Real	627	10/02/2009	306	26
Brazilian Real	(627)	10/02/2009	(330)	(2)
Brazilian Real	627	08/04/2009	286	50
Brazilian Real	(627)	08/04/2009	(310)	(26)
Chinese Yuan Renminbi	7,351	09/08/2009	1,090	(13)
Chinese Yuan Renminbi	8,779	09/08/2009	1,300	(14)
Chinese Yuan Renminbi	2,344	09/08/2009	340	3
Chinese Yuan Renminbi	(1,341)	09/08/2009	(192)	(4)
Chinese Yuan Renminbi	1,687	03/29/2010	249	(1)
Chinese Yuan Renminbi	1,753	03/29/2010	260	(2)
Chinese Yuan Renminbi	4,138	03/29/2010	614	(5)
Chinese Yuan Renminbi	1,172	03/29/2010	174	(1)
Chinese Yuan Renminbi	16	03/29/2010	2	♦
Chinese Yuan Renminbi	247	03/29/2010	36	♦
Chinese Yuan Renminbi	2	03/29/2010	♦	♦
Chinese Yuan Renminbi	9,723	03/29/2010	1,437	(7)
Euro	(1,460)	09/04/2009	(2,076)	(5)
Japanese Yen	106,407	08/04/2009	1,110	14
Japanese Yen	(106,407)	08/04/2009	(1,138)	14
Japanese Yen	(1,545,888)	09/02/2009	(16,441)	99
Japanese Yen	(106,407)	09/09/2009	(1,111)	(14)
Malaysian Ringgit	71	08/12/2009	20	♦
Malaysian Ringgit	21	08/12/2009	6	♦
Malaysian Ringgit	(13)	08/12/2009	(4)	♦
Malaysian Ringgit	(18)	08/12/2009	(5)	♦
Malaysian Ringgit	(23)	08/12/2009	(6)	♦
Malaysian Ringgit	(20)	08/12/2009	(6)	♦
Malaysian Ringgit	(16)	08/12/2009	(5)	♦
Malaysian Ringgit	(3)	08/12/2009	(1)	♦
Malaysian Ringgit	13	11/12/2009	4	♦
Malaysian Ringgit	18	11/12/2009	5	♦
Malaysian Ringgit	23	11/12/2009	6	♦
Malaysian Ringgit	20	11/12/2009	6	♦
Malaysian Ringgit	16	11/12/2009	5	♦
Malaysian Ringgit	3	02/12/2010	1	♦
Mexican Peso	183	11/27/2009	13	♦
Mexican Peso	(183)	11/27/2009	(12)	(1)
Philippines Peso	588	08/06/2009	12	♦
Philippines Peso	(484)	08/06/2009	(10)	♦
Philippines Peso	(104)	08/06/2009	(2)	♦
Philippines Peso	(588)	11/16/2009	(12)	♦
Pound Sterling	(1,871)	08/06/2009	(3,093)	(33)
Swiss Franc	(640)	10/01/2009	(592)	(7)
				$93

The notes are an integral part of this report.

6

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
▲	Rate shown reflects the yield at 07/31/2009.
§	Illiquid. These securities aggregated to $4,477, or 0.63%; and illiquid derivatives aggregated to $294, or 0.04%, of the Fund’s net assets.
♦	Value and/or principal is less than $1 or ($1).
#

Aggregate cost for federal income tax purposes is $905,231. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,553 and $9,096, respectively. Net unrealized appreciation for tax purposes is $26,457.

Г	Contract amounts are not in thousands.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	All of this security has been pledged as collateral with the broker in the amount of $1,534 to cover margin requirements for open future contracts.
(b)	A portion of this security has been pledged as collateral with the broker in the amount of $1,847 to cover margin requirements for open swap contracts.
(c)	Cash in the amount of $1,360 has been pledged as collateral and segregated with the custodian to cover margin requirements for open swap contracts.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $34,032, or 4.76%, of the Fund’s net assets.

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
CPTFEMU	Eurostat Eurozone HICP (Harmonized Index of Consumer prices) Ex Tobacco Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	Fixed Rate Credit
GBP	Pound Sterling
GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IG	Investment Grade
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank

The notes are an integral part of this report.

7

JPY	Japanese Yen
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
NA	North American
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$336	$—	$—	$336
Fixed Income - Asset-Backed Security	—	1,449	—	1,449
Fixed Income - Consumer Discretionary	—	16,074	—	16,074
Fixed Income - Energy	—	688	—	688
Fixed Income - Financials	—	95,846	—	95,846
Fixed Income - Foreign Government Obligation	—	19,244	—	19,244
Fixed Income - Health Care	—	2,873	—	2,873
Fixed Income - Industrials	—	2,855	—	2,855
Fixed Income - Information Technology	—	3,146	—	3,146
Fixed Income - Mortgage-Backed Security	—	10,788	—	10,788
Fixed Income - Municipal Government Obligation	—	4,006	—	4,006
Fixed Income - U.S. Government Agency Obligation	—	63,731	—	63,731
Fixed Income - U.S. Government Obligation	—	702,852	—	702,852
Cash & Cash Equivalent - Repurchase Agreement	—	7,800	—	7,800
Total	$336	$931,352	$—	$931,688

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$93	$—	$93
Interest Rate Swap	—	2,287	—	2,287
Credit Default Swap	—	(2,722)	—	(2,722)
Written Swaption	429	—	—	429
Futures Contracts	—	125	—	125
Written Option	25	—	—	25
Total	$439	$(202)	$—	$237

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income - U.S. Government Agency Obligation	$—	$(42,529)	$—	$(42,529)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

8

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bond
3.50%, 02/15/2039		$500	$433
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		4,681	4,890
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/2015		2,355	2,346
2.00%, 07/15/2014		5,681	5,792
U.S. Treasury Note
0.88%, 04/30/2011 (a)		1,674	1,671
2.63%, 06/30/2014		11,600	11,662
2.75%, 02/15/2019		13,900	13,059
3.13%, 05/15/2019		2,000	1,942
Total U.S. Government Obligations (cost $41,355)			41,795

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.1%
Fannie Mae
0.39%, 01/25/2021 *		755	740
0.64%, 09/25/2042 *		560	521
2.41%, 03/01/2044 - 10/01/2044 *		2,691	2,670
3.74%, 03/01/2034 *		481	482
4.00%, 07/01/2015		1,657	1,698
4.02%, 01/01/2028 *		63	64
4.33%, 11/01/2033 *		205	209
4.50%, 02/01/2038 - 02/01/2038		1,967	1,981
4.70%, 09/01/2035 *		1,142	1,162
4.71%, 07/01/2035 *		1,004	1,043
4.88%, 01/01/2026 *		4	4
5.00%, 06/01/2013 - 04/01/2036		9,049	9,378
5.47%, 06/01/2037 *		8,807	9,208
5.50%, 07/01/2016 - 12/01/2038		82,169	85,351
5.50%, 10/01/2038 (b)		6,242	6,479
6.00%, 10/01/2034 - 11/01/2037		3,677	3,860
6.30%, 10/17/2038		1,212	1,211
6.50%, 08/01/2029		537	581
6.82%, 07/25/2034 * IO §		2,968	310
Fannie Mae, TBA
4.00%, 12/01/2039		11,000	11,104
5.50%, 08/01/2038		5,700	5,905
6.00%, 06/01/2037		2,000	2,084
Freddie Mac
2.54%, 10/25/2044 *		570	558
2.73%, 03/01/2034 *		274	275
2.74%, 07/25/2044 *		592	584
2.80%, 03/01/2034 *		261	262
4.00%, 05/01/2014		568	582
4.46%, 11/01/2033 *		230	235
4.50%, 06/15/2017 - 09/15/2018		2,892	2,985
4.74%, 09/01/2035 *		1,130	1,173
5.00%, 02/15/2020 - 04/15/2030		14,945	15,337
5.05%, 01/01/2036 *		5,952	6,016
5.28%, 09/01/2035 *		91	95
5.50%, 03/15/2017 - 08/01/2038		6,050	6,273
6.50%, 04/15/2029 - 07/25/2043		37	39
Freddie Mac, TBA
5.50%, 08/01/2038		7,600	7,871
Ginnie Mae
4.38%, 05/20/2024 *		64	66
6.27%, 04/16/2033 - 10/16/2033 * IO §		2,530	221
6.31%, 09/20/2034 * IO §		2,315	189
6.31%, 08/16/2033 * IO §		3,349	308
6.50%, 07/15/2023 - 02/15/2039		11,359	12,102
Ginnie Mae, TBA
6.00%, 08/01/2038 - 09/01/2038		53,000	55,590
Overseas Private Investment Corp.
5.10%, 12/10/2012		2,600	2,756
Total U.S. Government Agency Obligations (cost $253,303)			259,562

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Export-Import Bank of Korea
8.13%, 01/21/2014		3,300	3,634
Korea Expressway Corp.
5.13%, 05/20/2015 -144A		200	191
Malaysian Government Bond
7.50%, 07/15/2011		10	11
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	537
Republic of South Africa
5.25%, 05/16/2013	EUR	90	133
Total Foreign Government Obligations (cost $4,060)			4,506

MORTGAGE-BACKED SECURITIES - 11.0%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.48%, 09/25/2046 *		$1,197	575
Series 2006-4, Class 1A12
0.50%, 10/25/2046 *		2,821	1,051
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	178
Banc of America Funding Corp.
Series 2005-D, Class A1
3.68%, 05/25/2035 *		1,336	1,208
Series 2006-J, Class 4A1
6.10%, 01/20/2047		150	93
BCAP LLC Trust
Series 2006-AA2, Class A1
0.46%, 01/25/2037 *		700	329
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.54%, 08/25/2033		1,464	1,336
Series 2003-8, Class 2A1
5.41%, 01/25/2034 *		26	22
Series 2003-8, Class 4A1
5.05%, 01/25/2034		166	135
Series 2005-2, Class A2
2.24%, 03/25/2035 *		1,072	921
Series 2005-5, Class A2
4.55%, 08/25/2035 *		407	359
Series 2005-7, Class 22A1
5.49%, 09/25/2035		373	254
Series 2005-9, Class A1
4.63%, 10/25/2035 *		706	601
Series 2006-6, Class 32A1
5.68%, 11/25/2036		429	233
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.64%, 01/26/2036		381	208

The notes are an integral part of this report.

1

	Principal	Value
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.54%, 08/25/2035 -144A *	$303	$196
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, 08/25/2035 *	480	400
Series 2006-AR1, Class 1A1
4.90%, 10/25/2035 *	1,420	1,113
Series 2007-10, Class 22AA
5.99%, 09/25/2037	2,768	1,531
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	285
Series 2007-CD5, Class A4
5.89%, 11/15/2044	200	186
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	7	6
Series 2005-11CB, Class 2A8
4.50%, 06/25/2035	52	51
Series 2005-81, Class A1
0.57%, 02/25/2037 *	744	356
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	680	470
Series 2006-J8, Class A2
6.00%, 02/25/2037	585	357
Series 2006-OA17, Class 1A1A
0.48%, 12/20/2046 *	2,871	1,352
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	400
Series 2007-HY4, Class 1A1
5.25%, 06/25/2037	1,311	635
Series 2007-OA6, Class A1B
0.49%, 06/25/2037 *	1,390	615
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
5.31%, 10/19/2032 *	18	5
Series 2004-12, Class 12A1
4.00%, 08/25/2034	603	517
Series 2004-R1, Class 2A
6.50%, 11/25/2034 -144A	764	631
Series 2005-R2, Class 1AF1
0.63%, 06/25/2035 -144A *	2,242	1,524
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
1.05%, 03/25/2032 -144A *	1	1
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	3,000	2,295
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
3.78%, 06/25/2033	1,188	987
Deutsche Alt-A Securities, Inc.
Series 2005-6, Class 2A3
5.50%, 12/25/2035	900	611
Series 2006-AR6, Class A1
0.37%, 02/25/2037 *	423	394
Series 2007-AR1, Class A3B
0.36%, 01/25/2047 *	471	432
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	571	440
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, 08/25/2035 *	97	79
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.37%, 03/06/2020 -144A *	792	682
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.41%, 09/25/2035 *	199	180
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.53%, 03/19/2036 *	1,938	948
Series 2006-12, Class 2A11
0.38%, 01/19/2038 *	273	254
Series 2006-12, Class 2A2A
0.48%, 01/19/2038 *	921	450
Series 2006-6, Class 5A1A
5.85%, 08/19/2036	863	540
Series 2007-1, Class 2A1A
0.44%, 04/19/2038 *	1,437	622
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
4.96%, 12/25/2034	60	48
Series 2006-AR14, Class 1A1A
0.38%, 11/25/2046 *	428	391
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.01%, 02/25/2035 *	360	332
Series 2007-A1, Class 5A5
4.73%, 07/25/2035 *	1,257	1,106
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	300	228
Series 2007-C7, Class A3
5.87%, 09/15/2045	1,900	1,551
Luminent Mortgage Trust
Series 2006-6, Class 2A1
3.41%, 10/25/2046	854	388
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.69%, 03/25/2036 *	196	69
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.73%, 12/15/2030 *	545	455
Merrill Lynch Credit Corporation Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.29%, 10/25/2035 *	51	43
Series 2005-3, Class 4A
0.54%, 11/25/2035 *	54	38
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
0.50%, 02/25/2036 *	205	114
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	1,600	1,183
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049	100	80

The notes are an integral part of this report.

2

	Principal	Value
Morgan Stanley Capital I
Series 2007-XLFA, Class A1
0.35%, 10/15/2020 -144A *	$725	$542
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.50%, 04/25/2046 *	644	293
Series 2006-QO6, Class A1
0.47%, 06/25/2046 *	414	185
Series 2006-QO7, Class 3A1
0.39%, 09/25/2046 *	377	312
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.69%, 01/25/2046 *	408	161
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	6	6
Sequoia Mortgage Trust
Series 10, Class 2A1
0.67%, 10/20/2027 *	67	55
Series 2007-1, Class 1A1
4.87%, 01/20/2047	857	621
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
2.45%, 01/25/2035 *	253	119
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.95%, 09/19/2032 *	25	19
Series 2005-AR5, Class A1
0.54%, 07/19/2035 - 07/19/2035 *	277	184
Series 2005-AR8, Class A1A
0.57%, 02/25/2036 *	682	353
Series 2006-AR3, Class 12A1
0.51%, 05/25/2036 *	782	367
Series 2006-AR6, Class 2A1
0.48%, 07/25/2046 *	2,796	1,362
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
3.99%, 06/25/2033	1,480	1,166
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.40%, 01/25/2037 *	300	275
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.40%, 11/25/2046 *	784	706
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.38%, 09/15/2021 -144A *	1,328	957
Series 2007-C30, Class A5
5.34%, 12/15/2043	2,100	1,467
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
3.08%, 02/27/2034 *	28	24
Series 2002-AR9, Class 1A
2.61%, 08/25/2042 *	14	9
Series 2003-AR5, Class A7
2.91%, 06/25/2033 *	918	764
Series 2003-AR9, Class 2A
4.46%, 09/25/2033 *	1,821	1,701
Series 2003-R1, Class A1
0.83%, 12/25/2027 *	947	701
Series 2005-AR11, Class A1A
0.61%, 08/25/2045 *	750	431
Series 2006-AR19, Class 1A
1.95%, 01/25/2047 *	1,342	516
Series 2006-AR19, Class 1A1A
1.94%, 01/25/2047 *	1,143	574
Series 2006-AR9, Class 2A
3.33%, 08/25/2046 *	722	343
Series 2007-HY1, Class 4A1
5.39%, 02/25/2037	2,755	1,931
Series 2007-OA1, Class A1A
1.91%, 02/25/2047 *	2,831	1,318
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	500	498
Series 2004-CC, Class A1
4.94%, 01/25/2035 *	444	403
Series 2006-AR11, Class A2
5.51%, 08/25/2036	248	200
Series 2006-AR4, Class 2A6
5.78%, 04/25/2036 *	343	90
Series 2006-AR8, Class 2A4
5.24%, 04/25/2036	1,409	1,140
Total Mortgage-Backed Securities (cost $70,198)		52,867

ASSET-BACKED SECURITIES - 4.1%
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.34%, 02/25/2037 *	556	517
ACE Securities Corp.
Series 2006-NC1, Class A2B
0.44%, 12/25/2035 *	45	44
Series 2006-NC3, Class A2A
0.34%, 12/25/2036 *	242	191
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.58%, 07/25/2032 *	4	2
Argent Securities, Inc.
Series 2006-M3, Class A2A
0.34%, 10/25/2036 *	3	3
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.64%, 06/25/2034 *	406	249
Series 2006-HE1, Class A2A
0.35%, 01/25/2037 *	347	315
Series 2006-OPT2, Class A3A
0.35%, 10/25/2036 *	21	21
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.94%, 04/15/2014 -144A *	1,081	1,002
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.95%, 10/25/2032 *	23	17
Series 2006-SD4, Class 1A1
4.90%, 10/25/2036	1,005	672
Series 2007-AQ1, Class A1
0.40%, 11/25/2036 *	1,101	676

The notes are an integral part of this report.

3

	Principal	Value
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.34%, 10/25/2036 *	$316	$300
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.39%, 10/25/2036 *	676	639
Series 2007-AHL1, Class A2A
0.33%, 12/25/2036 *	839	678
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.34%, 05/25/2037 *	768	726
Series 2006-26, Class 2A1
0.37%, 06/25/2037 *	622	581
Series 2006-SD1, Class A1
0.45%, 02/25/2036 -144A *	58	55
Series 2007-1, Class 2A1
0.34%, 07/25/2037 *	872	820
Series 2007-7, Class 2A1
0.37%, 10/25/2037 *	160	143
Credit-Based Asset Servicing And Securitization LLC
Series 2007-CB1, Class AF1A
0.36%, 01/25/2037 *	800	427
Series 2007-SP1, Class A1
0.38%, 12/25/2037 -144A *	263	258
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.66%, 12/25/2034 *	118	94
Series 2007-FF1, Class A2A
0.33%, 01/25/2038 *	378	355
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.35%, 01/25/2037 *	548	352
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4, Class A1V
0.36%, 03/20/2036 *	49	48
Home Equity Asset Trust
Series 2002-1, Class A4
0.89%, 11/25/2032 *	1	♦
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
0.34%, 12/25/2036 *	700	623
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
0.34%, 07/25/2036 *	142	135
Series 2006-CH2, Class AV2
0.34%, 10/25/2036 *	1,124	900
Series 2007-CH3, Class A5
0.55%, 03/01/2037 *	3,500	959
Lehman XS Trust
Series 2006-16N, Class A1A
0.37%, 11/25/2046 *	345	293
Series 2006-17, Class WF11
0.41%, 11/25/2036 *	82	81
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
0.35%, 10/25/2036 *	98	94
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
0.36%, 08/25/2036 *	34	34
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	269	242
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
0.34%, 09/25/2036 *	138	133
Series 2006-HE8, Class A2A
0.34%, 10/25/2036 *	207	197
Series 2007-HE2, Class A2A
0.33%, 01/25/2037 *	633	559
Series 2007-NC1, Class A2A
0.34%, 11/25/2036 *	303	290
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.34%, 12/25/2036 *	936	852
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047	568	353
Series 2007-3XS, Class 2A1A
0.36%, 01/25/2047 *	817	682
Series 2007-8XS, Class A1
5.75%, 04/25/2037	612	415
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
0.35%, 03/25/2037 *	350	324
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.47%, 05/25/2036 *	232	162
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
0.34%, 01/25/2037 *	196	187
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.55%, 09/25/2035 *	77	42
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
0.36%, 11/25/2036 *	82	81
Series 2006-KS9, Class AI1
0.36%, 11/25/2036 *	76	76
Series 2007-KS2, Class AI1
0.36%, 02/25/2037 *	853	803
Saxon Asset Securities Trust
Series 2006-3, Class A1
0.35%, 10/25/2046 *	73	71
SBI Heloc Trust
Series 2006-1A, Class 1A2A
0.46%, 08/25/2036 -144A *	36	33
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.35%, 12/25/2036 *	136	70
SLM Student Loan Trust
Series 2007-3, Class A1
0.49%, 10/27/2014 *	418	416
Small Business Administration
Series 2003-20I, Class 1
5.13%, 09/01/2023	58	61
Series 2004-20C, Class 1
4.34%, 03/01/2024	380	389
Series 2004-P10A, Class 1
4.50%, 02/10/2014	102	105

The notes are an integral part of this report.

4

		Principal	Value
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.58%, 01/25/2033 *	$4		$3
Series 2006-BC3, Class A2
0.34%, 10/25/2036 *		252	234
Series 2006-BC6, Class A2
0.37%, 01/25/2037 *		479	434
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
0.34%, 01/25/2037 *		18	18
Total Asset-Backed Securities (cost $22,959)			19,536

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.9%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		600	343
Chicago Board of Education -Class A
5.00%, 12/01/2012		255	279
Chicago Transit Authority -Class A
6.90%, 12/01/2040		7,600	8,191
City of Chicago Illinois
4.75%, 01/01/2036		7,290	6,802
City of Houston Texas
5.00%, 11/15/2036		100	100
Los Angeles Unified School District -Class A
4.50%, 01/01/2028		1,200	1,081
Massachusetts Health & Educational Facilities Authority
5.50%, 11/15/2036		2,100	2,258
State of California
5.65%, 04/01/2039		5,900	5,940
6.00%, 04/01/2038		100	104
7.50%, 04/01/2034		300	304
7.55%, 04/01/2039		700	731
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041		1,400	755
5.25%, 06/01/2019		165	173
5.50%, 06/01/2026		200	223
5.88%, 05/15/2039		40	32
7.47%, 06/01/2047		1,155	785
Total Municipal Government Obligations (cost $28,072)			28,101

CORPORATE DEBT SECURITIES - 30.1%
Airlines - 0.0%
Continental Airlines, Inc.
7.06%, 09/15/2009		200	198
United Airlines, Inc.
6.20%, 12/31/2049		6	6
6.60%, 09/01/2013		3	3
Automobiles - 0.3%
Daimler Finance North America LLC
7.75%, 01/18/2011		1,000	1,056
Motors Liquidation Co.
8.38%, 07/05/2033	EUR	800	128
Capital Markets - 3.2%
Goldman Sachs Group, Inc.
1.19%, 02/04/2013 *	EUR	300	399
2.24%, 11/15/2014 *	EUR	500	640
6.75%, 10/01/2037	$3,300		3,328
Lehman Brothers Holdings, Inc.
Zero Coupon, 10/22/2049 Џ		200	34
2.85%, 12/31/2049 Џ		1,600	272
5.63%, 01/24/2013 Џ		4,100	718
6.75%, 12/28/2017 Џ		1,700	♦
6.88%, 05/02/2018 Џ		500	89
Morgan Stanley
0.96%, 10/18/2016 *		2,800	2,423
3.02%, 05/14/2010 *		3,000	3,024
6.00%, 04/28/2015		1,900	1,967
Morgan Stanley Group, Inc.
0.76%, 01/18/2011 *		2,500	2,445
Commercial Banks - 7.9%
ANZ National International, Ltd.
6.20%, 07/19/2013 -144A		6,100	6,347
Barclays Bank PLC
5.45%, 09/12/2012		4,100	4,352
6.05%, 12/04/2017 -144A		2,600	2,428
7.43%, 12/15/2017 -144A ■ Ž		900	684
10.18%, 06/12/2021 -144A		2,240	2,590
Export-Import Bank of Korea
0.80%, 10/04/2011 -144A *		2,500	2,505
Fortis Bank Nederland Holding NV
1.74%, 06/10/2011 *	EUR	1,200	1,715
HSBC Capital Funding LP
10.18%, 06/30/2030 -144A ■ Ž	$150		159
ING Bank NV
2.63%, 02/05/2012 -144A		9,500	9,598
Lloyds TSB Bank PLC
1.42%, 06/09/2011 *	EUR	1,000	1,429
Royal Bank of Scotland PLC
7.64%, 09/29/2017 ■ Ž	$3,000		1,380
Sumitomo Mitsui Banking Corp.
5.63%, 10/15/2015 -144A ■ Ž		150	137
Wells Fargo & Co.
7.98%, 03/15/2018 ■ Ž		5,200	4,498
Consumer Finance - 3.5%
American Express Co.
6.15%, 08/28/2017		700	689
American Express Credit Corp.
5.88%, 05/02/2013		6,000	6,174
Capital One Financial Corp.
6.75%, 09/15/2017		1,500	1,481
Ford Motor Credit Co. LLC
7.00%, 10/01/2013		400	358
7.25%, 10/25/2011		100	94
7.80%, 06/01/2012		1,100	1,034
HSBC Finance Corp.
0.72%, 03/12/2010 *		2,400	2,377
6.38%, 10/15/2011		4,500	4,619
Diversified Financial Services - 8.7%
Bank of America Corp.
5.65%, 05/01/2018		3,900	3,719
Bear Stearns Cos., Inc.
5.70%, 11/15/2014		1,900	2,030
6.40%, 10/02/2017		900	962
6.95%, 08/10/2012		1,800	1,995
7.25%, 02/01/2018		2,100	2,354

The notes are an integral part of this report.

5

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
C10 Capital Spv, Ltd.
6.72%, 12/31/2016 Reg S ■ Ž	$1,300		$734
C8 Capital Spv, Ltd.
6.64%, 12/31/2014 -144A ■ Ž		1,000	564
Citigroup, Inc.
0.75%, 03/07/2014 *		2,000	1,671
5.50%, 04/11/2013		2,200	2,174
General Electric Capital Corp.
5.88%, 01/14/2038		3,000	2,599
6.38%, 11/15/2067 ■		300	213
6.50%, 09/15/2067 -144A ■	GBP	1,600	1,604
GMAC, Inc.
6.63%, 05/15/2012	$900		803
7.00%, 02/01/2012		1,500	1,338
7.25%, 03/02/2011		300	279
JPMorgan Chase & Co.
7.90%, 04/30/2018 ■ Ž		2,000	1,901
KBC Bank Funding Trust III
9.86%, 11/02/2009 -144A ■ Ž		15	8
Merrill Lynch & Co., Inc.
1.16%, 01/31/2014 *	EUR	1,000	1,249
6.05%, 08/15/2012	$200		206
6.40%, 08/28/2017		400	393
6.88%, 04/25/2018		7,400	7,458
Petroleum Export, Ltd.
5.27%, 06/15/2011 -144A		93	89
Santander SA
0.70%, 11/20/2009 -144A *		1,500	1,493
6.67%, 10/24/2017 -144A ■ Ž		900	752
SMFG Preferred Capital, Ltd.
10.23%, 07/18/2049 Reg S ■ Ž	GBP	2,900	4,763
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
4.13%, 09/15/2009	$575		577
6.30%, 01/15/2038		300	320
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	200
KT Corp.
4.88%, 07/15/2015 -144A	$200		189
Electric Utilities - 0.2%
Entergy Gulf States, Inc.
5.70%, 06/01/2015		200	196
Florida Power Corp.
4.80%, 03/01/2013		450	472
PSEG Power LLC
6.95%, 06/01/2012		210	230
Food & Staples Retailing - 0.3%
Kroger Co.
6.40%, 08/15/2017		1,500	1,637
Health Care Providers & Services - 0.4%
HCA, Inc.
9.25%, 11/15/2016		200	209
UnitedHealth Group, Inc.
6.00%, 02/15/2018		1,400	1,418
6.88%, 02/15/2038		300	312
Insurance - 2.0%
American International Group, Inc.
5.60%, 10/18/2016		1,000	515
8.25%, 08/15/2018		5,300	3,133
Metropolitan Life Global Funding I
5.13%, 04/10/2013 -144A		1,100	1,122
New York Life Global Funding
4.65%, 05/09/2013 -144A		4,200	4,310
Principal Life Income Funding Trusts
5.30%, 04/24/2013		400	404
Media - 0.0%
Time Warner, Inc.
6.88%, 05/01/2012		20	22
Oil, Gas & Consumable Fuels - 1.0%
Enterprise Products Operating LLC
4.95%, 06/01/2010		100	102
GAZ Capital SA
8.15%, 04/11/2018 -144A		1,000	958
8.63%, 04/28/2034 Reg S		500	520
NGPL Pipeco LLC
7.12%, 12/15/2017 -144A		1,800	1,993
7.77%, 12/15/2037 -144A		700	783
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, 09/15/2009 -144A		10	10
Sonat, Inc.
7.63%, 07/15/2011		370	377
Southern Natural Gas Co.
8.00%, 03/01/2032		100	113
Thrifts & Mortgage Finance - 0.6%
Nykredit Realkredit A/S
3.26%, 10/01/2038 *	DKK	5,676	1,034
Realkredit Danmark A/S
4.10%, 01/01/2038 *	DKK	11,410	2,069
Tobacco - 1.7%
Altria Group, Inc.
9.25%, 08/06/2019	$5,700		6,817
Reynolds American, Inc.
7.63%, 06/01/2016		200	208
7.75%, 06/01/2018		1,000	1,045
Wireless Telecommunication Services - 0.0%
AT&T Mobility LLC
6.50%, 12/15/2011		180	196
Total Corporate Debt Securities (cost $155,258)			144,220

		Shares
CONVERTIBLE PREFERRED STOCKS - 0.3%
Commercial Banks - 0.2%
Wells Fargo & Co. 7.50% ▲		1,600	1,344
Insurance - 0.1%
American International Group, Inc. 8.50% ▲		40,000	320
Total Convertible Preferred Stocks (cost $4,384)			1,664

PREFERRED STOCKS - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust 1.03% -144A * ▲ §		119	909
U.S. Government Agency Obligation - 0.0%
Fannie Mae 8.25% ■ ▲		26,000	48
Total Preferred Stocks (cost $1,916)			957

The notes are an integral part of this report.

6

	Shares	Value
COMMON STOCK - 0.7%
Diversified Financial Services - 0.7%
Citigroup, Inc.	1,103,262	$3,497
Total Common Stock (cost $3,771)

	Principal
LOAN ASSIGNMENTS - 1.2%
Automobiles - 0.4%
DaimlerChrysler Finance Co.
6.00%, 08/03/2012	$1,965	1,849
Health Care Providers & Services - 0.4%
HCA, Inc.
6.01%, 11/18/2013	1,258	1,180
Health Management Associates, Inc.
7.10%, 08/16/2020	1,009	934
Media - 0.2%
CSC Holdings, Inc.
1.00%, 02/24/2013 *	985	950
Paper & Forest Products - 0.2%
Koch Forest Products, Inc.
7.47%, 12/20/2012	796	765
Total Loan Assignments (cost $5,785)		5,678

	Notional Amount
PURCHASED SWAPTION - 0.0%
Call Options - 0.0%
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	5,100	200
Total Purchased Swaption (cost $56)

	Principal
PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
Rabobank Nederland NV
11.00%, 06/30/2019 -144A ■	$378	440
Total Preferred Corporate Debt Security (cost $408)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
0.19%, 10/08/2009 (c)	900	900
Total Short-Term U.S. Government Obligation (cost $900)

REPURCHASE AGREEMENT - 0.8%
U.S. Treasury Repurchase Agreement 0.21%, dated 07/31/2009, to be repurchased at $3,800 on 08/03/2009.Collateralized by a U.S. Government Agency Obligation, 5.13%, due 05/15/2016, and with a value of $3,800.	3,800	3,800
Total Repurchase Agreement (cost $3,800)

Total Investment Securities (cost $596,225) #		567,723
Other Assets and Liabilities - Net		(87,902)

Net Assets		$479,821

SECURITIES SOLD SHORT - (6.8%)
U.S. Government Agency Obligation - (6.8%)
Fannie Mae, TBA (d)
4.50%, 08/01/2038	(1,100)	(1,107)
5.00%, 08/01/2038	(3,400)	(3,479)
5.50%, 08/01/2038	(21,000)	(21,755)
6.00%, 06/01/2037-08/01/2038	(5,600)	(5,857)
6.50%, 08/01/2037	(400)	(428)
Total Securities Sold Short (proceeds $32,517)		(32,626)

	Notional Amount
WRITTEN OPTIONS - (0.0%)
Put Options - (0.0%)
Euro Future	138	(9)
Put Strike $98.63
Expires 12/14/2009
Euro Future	13	♦
Put Strike $98.50
Expires 09/14/2009
Euro Future	23	♦
Put Strike $98.63
Expires 09/14/2009
Total Written Options (Premiums: $22)		(9)

WRITTEN SWAPTIONS - (0.3%)
Call Options - (0.0%)
7-Year IRO USD	1,000	(2)
Call Strike $2.95
Expires 08/21/2009
7-Year IRO USD	1,000	(2)
Call Strike $2.95
Expires 08/21/2009
7-Year IRO USD	1,000	(2)
Call Strike $2.95
Expires 08/21/2009
Put Options - (0.3%)
2-Year IRO USD	57,800	(75)
Put Strike $2.95
Expires 12/15/2009
2-Year IRO USD	5,800	(7)
Put Strike $2.95
Expires 12/15/2009
5-Year IRO USD	2,200	♦
Put Strike $4.15
Expires 08/03/2009
5-Year IRO USD	5,000	(39)
Put Strike $3.75
Expires 11/23/2009
7-Year IRO USD	1,000	(4)
Put Strike $3.75
Expires 08/21/2009
7-Year IRO USD	1,000	(4)
Put Strike $3.75
Expires 08/21/2009
7-Year IRO USD	1,000	(4)
Put Strike $3.75
Expires 08/21/2009
5-Year IRO USD	2,000	(16)
Put Strike $3.75
Expires 11/23/2009
Total Written Swaptions (Premiums: $496)		(155)

The notes are an integral part of this report.

7

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS: (e)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 07/31/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Finance Corp BP, 6.38%, 01/15/2011	0.20%	12/20/2011	RYL	371.87	$4,900	$400	$—	$400
Kroger Co., 6.40%, 08/15/2017	0.78%	09/20/2017	DUB	64.99	1,500	(10)	—	(10)
						$390	$—	$390

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 07/31/2009 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	84.74	$5,700	$(272)	$—	$(272)
General Electric Capital Corp. 6.00%, 06/15/2012	1.15%	03/20/2010	CBK	226.76	2,000	(13)	—	(13)
General Electric Capital Corp. 6.00%, 06/15/2012	1.05%	03/20/2010	CBK	226.76	2,500	(19)	—	(19)
General Electric Capital Corp. 6.00%, 06/15/2012 §	1.00%	06/20/2010	DUB	225.51	300	9	(7)	16
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	37.73	20	(1)	—	(1)
						$(296)	$(7)	$(289)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid (Received)	Unrealized Appreciation
Dow Jones CDX.NA.IG.10 10Year Index	1.50%	06/20/2018	DUB	$293	$(2)	$(5)	$3
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	4,500	407	—	407
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	2,147	90	21	69
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	11,419	480	231	249
					$975	$247	$728

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation (Depreciation)
Asset-backed Securities Index	0.11%	05/25/2046	GST	$1,993	$(1,200)	$(630)	$(570)
Dow Jones CDX.HY-8 1 Year Index	0.48%	06/20/2012	BRC	1,637	(48)	—	(48)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	11,810	(69)	(352)	283
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	21,374	(163)	(557)	394
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	3,200	(512)	—	(512)
					$(1,992)	$(1,539)	$(453)

The notes are an integral part of this report.

8

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
FRC - Excluding Tobacco-Non-Revised CPI	2.15%	10/15/2010	UAG	EUR	$2,100	$146	$2	$144
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	1,000	66	—	66
FRC - Excluding Tobacco-Non-Revised CPI	2.09%	10/15/2010	BPS	EUR	2,000	132	♦	132
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	04/05/2012	BRC	EUR	300	13	—	13
						$357	$2	$355

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month CAD-LIBOR	5.75%	12/19/2028	RYL	CAD	$3,800	$(31)	$(32)	$1
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	1,300	110	(26)	136
6-month GBP-LIBOR	2.05%	09/15/2010	BRC	GBP	11,200	945	(214)	1,159
6-month GBP-LIBOR	2.01%	03/18/2011	DUB	GBP	4,200	421	(43)	464
BRL-CDI	12.67%	01/04/2010	MLC	BRL	6,800	96	—	96
BRL-CDI	12.67%	01/04/2010	MYC	BRL	2,900	35	1	34
BRL-CDI	10.68%	01/02/2012	BRC	BRL	1,300	(14)	(11)	(3)
FRC - Excluding Tobacco-Non-Revised CPI	1.95%	03/15/2012	BRC	EUR	1,400	61	♦	61
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	03/28/2012	RYL	EUR	400	15	—	15
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	03/30/2012	GLM	EUR	400	16	—	16
FRC - Excluding Tobacco-Non-Revised CPI	1.95%	03/30/2012	RYL	EUR	400	16	—	16
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	RYL	EUR	600	25	—	25
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	BPS	EUR	600	25	—	25
FRC - Excluding Tobacco-Non-Revised CPI	1.98%	04/30/2012	BRC	EUR	500	22	—	22
						$1,742	$(325)	$2,067

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	80	09/21/2009	$133
3-Month EURIBOR	408	09/13/2010	487
3-Month EURIBOR	159	06/14/2010	205
90-Day Euro	225	03/15/2010	73
90-Day Euro	130	09/14/2010	(51)
90-Day Euro	344	06/14/2010	149
90-Day GBP-LIBOR	423	09/16/2010	56
90-Day GBP	54	12/15/2010	(28)
			$1,024

The notes are an integral part of this report.

9

FORWARD FOREIGN CURRENCY CONTRACTS: (f)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	1,337	08/04/2009	$610	$106
Brazilian Real	963	08/04/2009	488	28
Brazilian Real	963	08/04/2009	488	28
Brazilian Real	(1,337)	08/04/2009	(669)	(47)
Brazilian Real	(1,926)	08/04/2009	(951)	(81)
Brazilian Real	1,926	10/02/2009	939	81
Canadian Dollar	6,946	08/04/2009	6,114	334
Canadian Dollar	234	08/04/2009	206	12
Canadian Dollar	(2,646)	08/04/2009	(2,416)	(40)
Canadian Dollar	4,534	09/17/2009	4,204	6
Chinese Yuan Renminbi	4,184	09/08/2009	600	13
Chinese Yuan Renminbi	4,242	09/08/2009	610	11
Chinese Yuan Renminbi	4,205	09/08/2009	610	6
Chinese Yuan Renminbi	4,142	09/08/2009	600	7
Chinese Yuan Renminbi	3,452	09/08/2009	500	6
Chinese Yuan Renminbi	6,206	09/08/2009	900	9
Chinese Yuan Renminbi	8,400	09/08/2009	1,210	20
Chinese Yuan Renminbi	4,165	09/08/2009	600	10
Chinese Yuan Renminbi	2,256	09/08/2009	325	6
Chinese Yuan Renminbi	(3,976)	09/08/2009	(585)	3
Chinese Yuan Renminbi	(3,970)	09/08/2009	(584)	2
Chinese Yuan Renminbi	(5,066)	09/08/2009	(744)	2
Chinese Yuan Renminbi	(5,537)	03/29/2010	(821)	6
Chinese Yuan Renminbi	12,049	06/07/2010	1,790	(13)
Chinese Yuan Renminbi	1,940	06/07/2010	288	(2)
Chinese Yuan Renminbi	15,484	06/07/2010	2,300	(17)
Chinese Yuan Renminbi	6,259	06/07/2010	929	(6)
Chinese Yuan Renminbi	3,751	06/07/2010	557	(4)
Chinese Yuan Renminbi	2,020	06/07/2010	300	(2)
Chinese Yuan Renminbi	6,222	06/07/2010	924	(7)
Chinese Yuan Renminbi	2,489	06/07/2010	370	(3)
Danish Krone	(15,756)	10/01/2009	(2,963)	(49)
Euro	(5,898)	09/04/2009	(8,388)	(20)
Japanese Yen	(26,281)	09/02/2009	(280)	2
Malaysian Ringgit	2,123	08/12/2009	600	2
Malaysian Ringgit	1,032	08/12/2009	290	3
Malaysian Ringgit	444	08/12/2009	124	2
Malaysian Ringgit	(3,590)	08/12/2009	(979)	(39)
Malaysian Ringgit	(1)	08/12/2009	♦	♦
Malaysian Ringgit	(2)	08/12/2009	(1)	♦
Malaysian Ringgit	(2)	08/12/2009	(1)	♦
Malaysian Ringgit	(2)	08/12/2009	(1)	♦
Malaysian Ringgit	(1)	08/12/2009	♦	♦
Malaysian Ringgit	♦	08/12/2009	♦	♦
Malaysian Ringgit	1	11/12/2009	♦	♦
Malaysian Ringgit	2	11/12/2009	1	♦
Malaysian Ringgit	2	11/12/2009	1	♦
Malaysian Ringgit	2	11/12/2009	1	♦
Malaysian Ringgit	1	11/12/2009	♦	♦
Malaysian Ringgit	♦	02/12/2010	♦	♦
Mexican Peso	51,034	11/27/2009	3,424	376
Mexican Peso	78	11/27/2009	6	♦
Mexican Peso	186	11/27/2009	13	♦
Mexican Peso	42	11/27/2009	3	♦
Mexican Peso	42	11/27/2009	3	♦
Mexican Peso	(51,298)	11/27/2009	(3,578)	(243)
Pound Sterling	(5,740)	08/06/2009	(9,488)	(100)
Pound Sterling	(163)	08/06/2009	(269)	(3)
Pound Sterling	(3,288)	08/06/2009	(5,334)	(158)
Singapore Dollar	(398)	11/18/2009	(276)	♦
				$247

The notes are an integral part of this report.

10

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
IO	Interest Only.
§	Illiquid. These securities aggregated to $1,937, or 0.40%; and illiquid derivatives aggregated to $9, or less than 0.00%, of the Fund’s net assets.
♦	Value and/or principal is less than $1 or ($1).
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
▲	Rate shown reflects the yield at 07/31/2009.
#

Aggregate cost for federal income tax purposes is $596,225. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,626 and $43,128, respectively. Net unrealized depreciation for tax purposes is $28,502.

Г	Contract amounts are not in thousands.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	A portion of this security has been pledged as collateral with the broker in the amount of $470 to cover margin requirements for open future contracts.
(b)	A portion of this security has been pledged as collateral with the broker in the amount of $1,783 to cover margin requirements for open future contracts.
(c)	All of this security has been pledged as collateral with the broker in the amount of $900 to cover margin requirements for open swap contracts.
(d)	Securities with an aggregate market value of $979 and cash in the amount of $231 have been pledged as collateral with the custodian to cover margin requirements for open TBA transactions.
(e)	Securities with an aggregate market value of $630 and cash in the amount of $2,130 have been pledged as collateral with the custodian to cover margin requirements for open swap contracts.
(f)	Cash in the amount of $750 has been pledged as collateral and segregated with the custodian to cover margin requirements for open forward foreign currency contracts.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $45,744, or 9.53%, of the Fund’s net assets.

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
DKK	Danish Krone
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FRC	Fixed Rate Credit
GBP	Pound Sterling

The notes are an integral part of this report.

11

GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HY	High Yield
IG	Investment Grade
IRO	Interest Rate Option
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
NA	North American
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Derivative	$200	$—	$—	$200
Equities - Financials	6,070	—	—	6,070
Equities - U.S. Government Agency Obligation	48	—	—	48
Fixed Income - Asset-Backed Security	—	18,534	1,002	19,536
Fixed Income - Consumer Discretionary	—	4,005	—	4,005
Fixed Income - Consumer Staples	—	9,707	—	9,707
Fixed Income - Energy	—	4,856	—	4,856
Fixed Income - Financials	—	124,367	—	124,367
Fixed Income - Foreign Government Obligation	—	4,506	—	4,506
Fixed Income - Health Care	—	4,051	—	4,051
Fixed Income - Industrials	—	972	—	972
Fixed Income - Mortgage-Backed Security	—	52,867	—	52,867
Fixed Income - Municipal Government Obligation	—	28,101	—	28,101
Fixed Income - Telecommunication Services	—	1,482	—	1,482
Fixed Income - U.S. Government Agency Obligation	—	259,562	—	259,562
Fixed Income - U.S. Government Obligation	—	41,795	—	41,795
Fixed Income - Utilities	—	898	—	898
Cash & Cash Equivalent - Repurchase Agreement	—	3,800	—	3,800
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	900	—	900
Total	$6,318	$560,403	$1,002	$567,723

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$247	$—	$247
Credit Default Swap	—	(31)	407	376
Interest Rate Swap	—	2,326	96	2,422
Futures Contracts	—	1,024	—	1,024
Written Swaption	341	—	—	341
Written Option	13	—	—	13
Total	$354	$3,566	$503	$4,423

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income - U.S. Government Agency Obligation	$—	$(32,626)	$—	$(32,626)

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)		Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Fixed Income - Asset-Backed Security	$1,221	$(173)	$	♦	$1	$(47)	$—	$1,002
Index Swap Agreement - Derivative	1,321	(889)	—		889	(818)	—	503
Total	$2,542	$(1,062)	$	♦	$890	$(865)	$—	$1,505

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

12

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 4.9%
Ansell, Ltd.	155,092	$1,199
Computershare, Ltd.	256,825	2,111
Downer Edi, Ltd.	157,838	856
Elders, Ltd.	1,529,428	486
Fairfax Media, Ltd.	1,331,704	1,643
Iluka Resources, Ltd. ‡	644,874	1,699
Mirvac Group REIT	1,387,622	1,480
Sonic Healthcare, Ltd.	214,649	2,100
Transpacific Industries Group, Ltd.	177,883	180
Transpacific Industries Group, Ltd. ‡	314,853	319
Austria - 2.9%
Andritz AG	43,700	1,915
Kapsch Trafficcom AG §	45,500	1,407
Oesterreichische Post AG	20,400	626
Rosenbauer International AG §	50,500	1,955
Schoeller-Bleckmann Oilfield Equipment AG	36,000	1,283
Belgium - 0.8%
EVS Broadcast Equipment SA	22,350	1,297
Telenet Group Holding NV ‡	28,275	649
Bermuda - 2.8%
Aquarius Platinum, Ltd.	150,000	651
ARA Asset Management, Ltd. -144A	3,174,000	1,500
China Resources Gas Group, Ltd.	1,284,000	1,077
Kerry Properties, Ltd.	421,000	2,173
Sinofert Holdings ‡	2,466,000	1,349
Cayman Islands - 2.7%
Belle International Holdings, Ltd.	1,711,000	1,715
China Mengniu Dairy Co., Ltd. ‡	664,000	1,590
Kingboard Chemical Holdings, Ltd.	461,500	1,471
Tianneng Power International, Ltd.	4,026,000	1,819
China - 0.5%
China Southern Airlines Co., Ltd. ‡	3,632,000	1,312
Denmark - 1.0%
Topdanmark AS ‡	5,850	799
TrygVesta AS	23,300	1,570
Finland - 0.5%
Elisa OYJ	34,000	623
F-Secure OYJ	157,000	582
France - 7.4%
Alten, Ltd. ‡	77,500	1,504
Bourbon SA	59,000	2,478
Boursorama ‡	21,428	198
Easydentic ‡	15,600	182
Homair SA ‡	69,793	225
Ipsen SA	44,700	2,057
Ipsos	14,500	379
Maximiles ‡	19,528	215
Meetic ‡	36,000	1,147
Neopost SA	5,472	466
Rubis	27,655	2,247
Saft Groupe SA	59,000	2,302
Seloger Promesses ‡	22,331	716
Store Electronic ‡	54,500	1,068
Sword Group	67,000	1,803
Virbac SA	11,767	1,074
Germany - 6.6%
Bauer AG	13,300	480
Bilfinger Berger AG	34,000	1,782
Centrotherm Photovoltaics AG ‡	7,300	378
CTS Eventim AG	2,648	108
Demag Cranes AG	24,000	595
Elringklinger AG	21,600	414
Gerresheimer AG	21,500	481
GFK Se	19,000	439
Grenkeleasing AG	41,750	1,488
Hawesko Holding AG §	13,500	356
Medion AG	19,971	228
Morphosys AG ‡	38,171	888
MTU Aero Engines Holding AG	40,800	1,483
Rheinmetall AG	43,700	2,128
SFC Smart Fuel Cell AG § ‡	50,000	448
Symrise AG	51,000	821
Tipp24 Se	35,000	998
Tognum AG	38,000	529
United Internet AG ‡	65,000	829
Wirecard AG	97,000	1,044
Xing AG ‡	5,800	236
Greece - 0.7%
Aegean Airlines SA	37,305	225
Alapis Holding Industrial and Commercial SA	413,000	583
Eurobank Properties Real Estate Investment Co. REIT	30,000	327
Jumbo SA	57,500	627
Hong Kong - 3.4%
China Everbright, Ltd.	634,000	1,984
China Insurance International Holdings Co., Ltd. ‡	625,000	1,895
Citic Pacific, Ltd.	667,000	1,911
Dah Sing Banking Group, Ltd.	1,374,000	1,583
MTR Corp.	286,000	1,037
Ireland - 0.6%
DCC PLC	63,000	1,359
Israel - 0.3%
Oridion Systems, Ltd. § ‡	145,500	783
Italy - 3.2%
Acea SpA	107,000	1,217
Azimut Holding SpA	340,000	3,635
Buzzi Unicem SpA	44,314	379
CIR-Compagnie Industriali Riunite SpA ‡	765,000	1,450
Natuzzi SpA ADR § ‡	302,932	576
Zignago Vetro SpA	119,018	607
Japan - 22.9%
AICA Kogyo Co., Ltd.	88,600	852
Arcs Co., Ltd.	147,800	2,103
Chugoku Marine Paints, Ltd.	323,000	2,191
Daido Steel Co., Ltd.	297,000	1,230
Daihatsu Diesel Manufacturing Co., Ltd.	149,000	931
DC Co., Ltd.	47,800	143
DOWA Holdings Co., Ltd.	231,000	1,055
Exedy Corp.	81,300	1,920
Fujikura Kasei Co., Ltd.	138,100	733
Glory, Ltd.	57,000	1,175
HIS Co., Ltd.	59,500	1,220
Hisaka Works, Ltd.	70,000	755
Icom, Inc.	18,100	389
JSP Corp.	139,700	1,073
Koito Manufacturing Co., Ltd.	27,000	397
Kuroda Electric Co., Ltd.	67,300	922
Lintec Corp.	64,900	1,268
Miura Co., Ltd.	57,200	1,381
Modec, Inc.	88,000	1,519
Moshi Moshi Hotline, Inc. ‡	60,550	1,158
Musashi Seimitsu Industry Co., Ltd.	138,200	2,735
Nabtesco Corp.	228,000	2,590
NEC Networks & System Integration Corp.	92,000	1,186
Nichi-Iko Pharmaceutical Co., Ltd.	70,800	2,357
Nidec Copal Corp.	116,300	1,257

The notes are an integral part of this report.

1

	Shares	Value
Japan (continued)
Nifco, Inc. ‡	122,300	$2,237
Nihon Parkerizing Co., Ltd.	91,000	1,041
Nippon Thompson Co., Ltd.	400,000	1,928
Nishimatsuya Chain Co., Ltd.	71,800	735
Nitta Corp.	138,100	2,083
OBIC Co., Ltd.	12,130	2,070
Seven Bank, Ltd.	243	635
Shinmaywa Industries, Ltd.	370,000	1,353
Sumida Corp.	152,500	999
Takasago International Corp.	238,000	1,280
Tokai Tokyo Financial Holdings	399,000	1,463
Tokyo Tomin Bank, Ltd.	49,500	925
Trusco Nakayama Corp.	107,400	1,709
Tsumura & Co.	36,300	1,174
Tsuruha Holdings, Inc.	33,700	1,068
Tsutsumi Jewelry Co., Ltd.	48,900	984
Union Tool Co.	53,000	1,470
Korea, Republic of - 1.1%
Hite Brewery Co., Ltd.	4,313	600
Oci Co., Ltd.	5,766	996
Samsung C&T Corp.	14,355	543
Yuhan Corp.	3,408	541
Netherlands - 5.5%
Accell Group	39,000	1,729
Arcadis NV	88,000	1,661
Exact Holding NV	43,700	1,150
Fugro NV	53,000	2,378
Imtech NV	25,000	531
James Hardie Industries NV ‡	319,749	1,388
SBM Offshore NV	115,000	2,200
Smit Internationale NV	9,700	677
Ten Cate NV	90,000	1,705
New Zealand - 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	390,966	841
Fletcher Building, Ltd.	476,856	2,267
Norway - 0.5%
Pronova Biopharma AS ‡	260,000	810
Stepstone ASA ‡	365,000	417
Singapore - 1.8%
CapitaMall Trust REIT ‡	658,000	722
Goodpack, Ltd.	1,117,000	792
Olam International, Ltd.	595,000	1,050
SMRT Corp., Ltd.	212,000	250
Wing Tai Holdings, Ltd.	1,380,000	1,660
Spain - 1.8%
Baron de Ley ‡	2,076	83
Bolsas y Mercados Espanoles	28,000	907
Enagas	67,000	1,325
Laboratorios Farmaceuticos Rovi SA	50,000	492
Red Electrica Corp. SA	34,000	1,598
Sweden - 1.7%
Saab AB ‡	126,000	1,432
Swedish Match AB	145,500	2,777
Switzerland - 7.2%
Acino Holding AG	16,000	2,815
Aryzta AG ‡	22,500	790
Bank Sarasin & CIE AG ‡	45,000	1,467
Banque Cantonale Vaudoise	1,655	584
BKW FMB Energie AG	16,500	1,277
Bucher Industries AG	6,800	743
Compagnie Financiere Tradition SA	7,800	1,018
Dufry Group ‡	18,400	715
Helvetia Holding AG	4,850	1,351
Kuoni Reisen Holding AG	2,230	672
Mobilezone Holding AG	243,000	1,623
Newave Energy Holding SA § ‡	10,700	326
Partners Group Holding AG	8,000	842
Sika AG	1,260	1,508
Temenos Group AG ‡	68,000	1,362
Valora Holding AG	2,335	475
United Kingdom - 14.0%
Air Berlin, PLC ‡	25,900	124
Albemarle & Bond Holdings	220,313	747
AMEC PLC	70,000	824
Anglo Pacific Group PLC	283,779	806
Assetco PLC	262,853	222
Avocet Mining PLC ‡	350,000	452
Babcock International Group	75,000	590
Bodycote PLC	264,704	631
BSS Group PLC	119,697	519
Burberry Group PLC	66,516	511
Chloride Group PLC	300,000	713
Consort Medical PLC	100,000	643
Cranswick PLC	83,641	831
CSR PLC ‡	133,857	955
Daily Mail & General Trust	158,077	793
Dechra Pharmaceuticals PLC	100,805	732
E2V Technologies PLC §	400,000	357
Elementis PLC	850,000	447
Fidessa Group PLC	50,000	1,009
Forth Ports PLC	35,000	576
Future PLC	1,463,377	458
Grainger PLC	222,943	682
Greggs PLC	110,000	724
Hamworthy PLC	200,000	992
Helphire Group PLC	477,353	295
HMV Group PLC	200,000	364
Holidaybreak PLC	144,444	627
Homeserve PLC	30,000	690
Hunting PLC	110,000	768
Inchcape PLC	2,126,790	977
Intec Telecom Systems PLC ‡	700,000	1,028
Investec PLC	100,000	675
John Wood Group PLC	160,000	714
Keller Group PLC	81,046	867
Kier Group PLC	50,927	774
Laird PLC	116,865	340
LG Group Holdings PLC	200,000	1,006
Mitie Group PLC	190,000	752
Morgan Sindall PLC	22,185	229
Oxford Instruments PLC	200,598	529
Premier Oil PLC ‡	40,665	839
PV Crystalox Solar PLC	369,474	503
Scott Wilson Group PLC	550,000	579
SDL PLC ‡	127,956	765
Shanks Group PLC	663,608	854
Speedy Hire PLC	665,150	389
Stagecoach Group PLC	300,000	679
Victrex PLC	50,000	545
Vitec Group PLC	93,123	436
VT Group PLC	101,515	797
Wellstream Holdings PLC	70,000	637
WH Smith PLC	100,000	711
William Hill PLC	200,000	613
United States - 0.6%
Sohu.com, Inc. ‡	24,420	1,494
Total Common Stocks (cost $231,344)		236,426

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $5,986 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $6,109.	$5,986	$5,986
Total Repurchase Agreement (cost $5,986)

Total Investment Securities (cost $237,330) #		242,412
Other Assets and Liabilities - Net		2,299

Net Assets		$244,711

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Machinery	8.7%	$21,796
Chemicals	6.5	15,489
Pharmaceuticals	5.1	12,052
Energy Equipment & Services	4.8	12,033
Capital Markets	4.2	10,123
Construction & Engineering	4.0	9,777
Software	3.2	7,699
Specialty Retail	3.1	7,678
Electrical Equipment	3.0	7,018
Industrial Conglomerates	2.8	6,848
IT Services	2.7	6,729
Electronic Equipment & Instruments	2.7	6,353
Insurance	2.6	6,305
Diversified Financial Services	2.4	5,969
Auto Components	2.3	5,466
Commercial Services & Supplies	2.2	5,148
Metals & Mining	2.1	5,087
Real Estate Management & Development	1.9	4,515
Food Products	1.8	4,421
Hotels, Restaurants & Leisure	1.8	4,355
Food & Staples Retailing	1.7	4,221
Internet Software & Services	1.7	4,123
Media	1.7	4,097
Trading Companies & Distributors	1.7	4,082
Leisure Equipment & Products	1.7	4,049
Commercial Banks	1.6	3,818
Aerospace & Defense	1.5	3,712
Gas Utilities	1.4	3,572
Health Care Equipment & Supplies	1.4	3,466
Electric Utilities	1.2	2,875
Tobacco	1.1	2,777
Real Estate Investment Trusts	1.0	2,529
Oil, Gas & Consumable Fuels	1.0	2,413
Road & Rail	0.9	2,261
Textiles, Apparel & Luxury Goods	0.9	2,216
Health Care Providers & Services	0.9	2,100
Construction Materials	0.9	1,910
Communications Equipment	0.7	1,686
Airlines	0.7	1,661
Air Freight & Logistics	0.6	1,418
Life Sciences Tools & Services	0.6	1,369
Diversified Telecommunication Services	0.6	1,272
Transportation Infrastructure	0.5	1,253

The notes are an integral part of this report.

3

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Multi-Utilities	0.5%	$1,217
Distributors	0.5	1,205
Semiconductors & Semiconductor Equipment	0.4	955
Building Products	0.4	852
Consumer Finance	0.3	747
Beverages	0.3	683
Containers & Packaging	0.3	607
Household Products	0.2	583
Professional Services	0.2	579
Household Durables	0.2	576
Office Electronics	0.2	466
Internet & Catalog Retail	0.1	215
Investment Securities, at Value	97.5	236,426
Short-Term Investments	2.5	5,986
Total Investments	100.0%	$242,412

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated to $6,208, or 0.03%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $237,330. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,157 and $23,075, respectively. Net unrealized appreciation for tax purposes is $5,082.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $1,500, or 0.61%, of the Fund’s net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic and foreign)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$29,856	$—	$—	$29,856
Equities - Consumer Staples	12,686	—	—	12,686
Equities - Energy	14,447	—	—	14,447
Equities - Financials	34,004	—	—	34,004
Equities - Health Care	18,989	—	—	18,989
Equities - Industrials	63,957	180	—	64,137
Equities - Information Technology	28,012	—	—	28,012
Equities - Materials	25,359	—	—	25,359
Equities - Telecommunication Services	1,273	—	—	1,273
Equities - Utilities	7,663	—	—	7,663
Cash & Cash Equivalent - Repurchase Agreement	—	5,986	—	5,986
Total	$236,246	$6,166	$—	$242,412

The notes are an integral part of this report.

4

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.0%
Hexcel Corp. ‡	124,165	$1,268
Biotechnology - 7.6%
Alexion Pharmaceuticals, Inc. ‡	42,800	1,885
Gilead Sciences, Inc. ‡	19,490	954
Human Genome Sciences, Inc. ‡	132,200	1,890
Communications Equipment - 19.7%
Brocade Communications Systems, Inc. ‡	130,355	1,025
Cisco Systems, Inc. ‡	28,950	637
F5 Networks, Inc. ‡	52,430	1,946
Juniper Networks, Inc. ‡	43,100	1,126
Palm, Inc. ‡	210,885	3,318
Polycom, Inc. ‡	118,060	2,804
Qualcomm, Inc.	32,490	1,501
Computers & Peripherals - 5.9%
Apple, Inc. ‡	15,055	2,460
EMC Corp. ‡	81,705	1,230
Diversified Consumer Services - 1.1%
Capella Education Co. ‡	10,615	683
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	53,205	1,395
Verizon Communications, Inc.	42,460	1,362
Electronic Equipment & Instruments - 3.0%
DTS, Inc. ‡	68,300	1,876
Health Care Equipment & Supplies - 4.6%
Intuitive Surgical, Inc. ‡	6,000	1,364
NuVasive, Inc. ‡	37,375	1,547
Internet & Catalog Retail - 6.0%
Amazon.com, Inc. ‡	27,855	2,389
priceline.com, Inc. ‡	10,805	1,401
Internet Software & Services - 8.3%
Equinix, Inc. ‡	28,755	2,350
Google, Inc. -Class A ‡	3,730	1,653
Vocus, Inc. ‡	71,283	1,199
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Corp. -Class A ‡	45,000	1,271
Intel Corp.	30,880	594
Rovi Corp. ‡	36,000	942
Software - 22.8%
Activision Blizzard, Inc. ‡	219,000	2,508
Adobe Systems, Inc. ‡	39,245	1,272
Citrix Systems, Inc. ‡	35,000	1,246
Concur Technologies, Inc. ‡	44,775	1,544
Informatica Corp. ‡	60,410	1,111
Microsoft Corp.	66,000	1,552
Nintendo Co., Ltd. ADR	29,720	984
Nuance Communications, Inc. ‡	137,735	1,818
Salesforce.com, Inc. ‡	51,660	2,239
Wireless Telecommunication Services - 8.3%
American Tower Corp. -Class A ‡	30,560	1,042
NII Holdings, Inc. ‡	57,450	1,322
SBA Communications Corp. -Class A ‡	36,800	960
Sprint Nextel Corp. ‡	470,000	1,881
Total Common Stocks (cost $54,675)		61,549

	Principal
REPURCHASE AGREEMENT - 3.6%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $2,272 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $2,318.	$2,272	2,272
Total Repurchase Agreement (cost $2,272)

Total Investment Securities (cost $56,947) #		63,821
Other Assets and Liabilities - Net		(1,138)

Net Assets		$62,683

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $56,947. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,899 and $4,025, respectively. Net unrealized appreciation for tax purposes is $6,874.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$4,473	$—	$—	$4,473
Equities - Health Care	7,640	—	—	7,640
Equities - Industrials	1,268	—	—	1,268
Equities - Information Technology	40,206	—	—	40,206
Equities - Telecommunication Services	7,962	—	—	7,962
Cash & Cash Equivalent - Repurchase Agreement	—	2,272	—	2,272
Total	$61,549	$2,272	$—	$63,821

The notes are an integral part of this report.

1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Fannie Mae
4.50%, 03/25/2017 - 04/25/2030	$16,619	$17,029
5.00%, 10/25/2032 - 06/25/2034	15,753	16,138
5.50%, 03/25/2026	7,631	7,988
Freddie Mac
3.75%, 12/15/2011	3,461	3,495
4.00%, 10/15/2029	4,113	4,174
4.50%, 02/15/2027	3,848	3,949
4.83%, 06/01/2035 *	7,692	7,935
5.00%, 06/15/2027 - 11/15/2032	10,290	10,516
5.50%, 01/15/2029	13,767	14,027
5.52%, 02/01/2038 *	6,127	6,423
5.54%, 08/01/2037 *	2,303	2,424
Ginnie Mae
4.50%, 01/17/2033	4,667	4,762
Total U.S. Government Agency Obligations (cost $95,375)		98,860

MORTGAGE-BACKED SECURITIES - 9.8%
American Tower Corp.
Series 2007-1A, Class B
5.54%, 04/15/2037 -144A	4,750	4,370
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 -144A	6,000	5,580
BCAP LLC Trust
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 -144A Ә	4,108	3,739
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 -144A	4,225	3,972
Series 2009-RR6, Class 2A1
08/26/2035 -144A * Ә	5,200	4,979
Crown Castle Towers LLC
Series 2005-1A, Class AFX
4.64%, 06/15/2035 -144A	7,715	7,638
Series 2006-1A, Class B
5.36%, 11/15/2036 -144A	7,000	6,973
Series 2006-1A, Class C
5.47%, 11/15/2036 -144A	9,000	8,820
Global Signal Trust
Series 2004-2A, Class D
5.09%, 12/15/2014 -144A	9,750	9,653
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class B
5.52%, 05/15/2037 -144A	8,880	8,258
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.58%, 12/26/2037 -144A	4,347	3,912
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 -144A	3,907	3,711
Series 2009-R7, Class 12A1
5.50%, 08/26/2036 -144A	4,665	4,245
Series 2009-R9, Class 1A1
5.84%, 12/31/2049 -144A	4,895	4,504
Series 2009-R2, Class 3A
5.85%, 01/26/2047 -144A	5,380	4,896
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 -144A	3,700	3,663
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A	5,000	4,850
Total Mortgage-Backed Securities (cost $91,892)		93,763

CORPORATE DEBT SECURITIES - 77.2%
Airlines - 1.6%
American Airlines, Inc.
7.02%, 10/15/2009	5,000	4,963
Continental Airlines, Inc.
7.49%, 10/02/2010	3,061	2,908
Delta Air Lines, Inc.
7.57%, 11/18/2010	8,000	7,719
Auto Components - 0.8%
Johnson Controls, Inc.
5.25%, 01/15/2011	7,600	7,721
Automobiles - 0.9%
Daimler Finance North America LLC
5.88%, 03/15/2011	3,100	3,197
7.20%, 09/01/2009	5,200	5,214
Beverages - 3.2%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 -144A	2,940	3,268
Bacardi, Ltd.
7.45%, 04/01/2014 -144A	3,475	3,815
Diageo Capital PLC
4.38%, 05/03/2010	4,870	4,988
Foster’s Finance Corp.
6.88%, 06/15/2011 -144A	6,225	6,405
Molson Coors Capital Finance ULC
4.85%, 09/22/2010	5,000	5,143
Sabmiller PLC
6.20%, 07/01/2011 -144A	6,301	6,691
Capital Markets - 1.5%
Goldman Sachs Group, Inc.
1.32%, 11/16/2009 *	6,100	6,101
Morgan Stanley Group, Inc.
0.76%, 01/18/2011 *	8,700	8,508
Chemicals - 3.5%
Chevron Phillips Chemical Co. LLC
7.00%, 03/15/2011	6,800	7,240
Cytec Industries, Inc.
5.50%, 10/01/2010	5,880	5,977
Dow Chemical Co.
6.13%, 02/01/2011	7,240	7,466
Lubrizol Corp.
4.63%, 10/01/2009	6,566	6,593
Nalco Co.
7.75%, 11/15/2011	5,187	5,213
Commercial Banks - 2.6%
Bank of Scotland PLC
5.00%, 11/21/2011 -144A	930	914
BB&T Corp.
3.85%, 07/27/2012	5,000	5,038
PNC Funding Corp.
0.63%, 01/31/2012 *	5,100	4,808
Scotland International Finance
7.70%, 08/15/2010 -144A	6,900	6,771
Wachovia Corp.
0.63%, 04/23/2012 *	7,400	7,031

The notes are an integral part of this report.

1

	Principal	Value
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.
4.88%, 01/15/2013	$6,000	$5,893
Protection One Alarm Monitoring, Inc.
12.00%, 11/15/2011	5,000	4,963
Construction Materials - 2.5%
CRH America, Inc.
5.63%, 09/30/2011	4,300	4,262
6.95%, 03/15/2012	2,590	2,613
Lafarge SA
6.15%, 07/15/2011	7,900	8,143
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	8,000	8,326
Consumer Finance - 2.7%
American Express Credit Corp.
1.69%, 05/27/2010 *	7,500	7,461
Discover Financial Services
1.17%, 06/11/2010 *	7,850	7,545
John Deere Capital Corp.
1.40%, 06/10/2011 *	6,125	6,122
Toyota Motor Credit Corp.
4.04%, 01/09/2012 *	5,000	5,219
Containers & Packaging - 1.0%
Rexam PLC
6.75%, 06/01/2013 -144A	9,950	9,828
Diversified Financial Services - 9.6%
American Honda Finance Corp.
0.85%, 01/29/2010 -144A *	4,500	4,492
5.13%, 12/15/2010 -144A	3,920	4,027
BAE Systems Holdings, Inc.
6.40%, 12/15/2011 -144A	7,000	7,494
Bear Stearns Cos., Inc.
5.50%, 08/15/2011	2,000	2,103
6.95%, 08/10/2012	5,000	5,542
Caterpillar Financial Services Corp.
1.35%, 06/24/2011 *	7,390	7,398
Citigroup, Inc.
0.94%, 05/18/2011 *	10,600	9,938
General Electric Capital Corp.
0.67%, 07/27/2012 *	1,400	1,307
5.88%, 02/15/2012	4,890	5,181
Harley-Davidson Funding Corp.
5.00%, 12/15/2010 -144A	9,900	9,768
Macquarie Group, Ltd.
7.30%, 08/01/2014 -144A	5,493	5,519
Merrill Lynch & Co., Inc.
2.71%, 05/12/2010 *	7,735	7,758
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	10,225	9,970
PACCAR Financial Corp.
4.01%, 01/12/2011 *	5,000	5,028
Pemex Finance, Ltd.
9.03%, 02/15/2011	1,890	2,051
Selkirk Cogen Funding Corp.
8.98%, 06/26/2012	4,936	5,038
Diversified Telecommunication Services - 1.3%
Sprint Capital Corp.
7.63%, 01/30/2011	5,009	5,047
Telefonica Europe BV
7.75%, 09/15/2010	6,250	6,626
Electric Utilities - 0.8%
PSEG Power LLC
7.75%, 04/15/2011	6,780	7,322
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Group SA
6.00%, 10/01/2012	8,000	8,013
Energy Equipment & Services - 3.6%
Allied Waste North America, Inc.
5.75%, 02/15/2011	6,375	6,606
6.38%, 04/15/2011	2,500	2,588
DCP Midstream LLC
7.88%, 08/16/2010	6,900	7,162
NGPL Pipeco LLC
6.51%, 12/15/2012 -144A	7,470	8,116
Plains All American Pipeline, LP
4.25%, 09/01/2012	4,890	4,982
Rockies Express Pipeline LLC
4.25%, 08/20/2009 -144A *	4,740	4,740
Food & Staples Retailing - 2.0%
Kroger Co.
8.05%, 02/01/2010	7,012	7,231
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	4,400	4,444
Woolworths, Ltd.
5.25%, 11/15/2011 -144A	7,000	7,292
Food Products - 3.1%
Del Monte Corp.
8.63%, 12/15/2012 Ђ	6,025	6,146
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	3,750	3,816
Michael Foods, Inc.
8.00%, 11/15/2013	3,215	3,223
Reynolds American, Inc.
7.25%, 06/01/2012	8,700	9,264
UST, Inc.
6.63%, 07/15/2012	6,460	6,928
Health Care Equipment & Supplies - 0.2%
Carefusion Corp.
4.13%, 08/01/2012 -144A	2,000	2,029
Hotels, Restaurants & Leisure - 1.9%
Carrols Corp.
9.00%, 01/15/2013	4,000	3,870
Host Hotels & Resorts, LP
7.00%, 08/15/2012	5,095	5,044
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	3,000	3,000
Yum! Brands, Inc.
8.88%, 04/15/2011	6,200	6,747
Household Durables - 1.1%
Whirlpool Corp.
8.00%, 05/01/2012	10,000	10,536
Insurance - 1.0%
MetLife, Inc.
5.38%, 12/15/2012	7,850	8,085
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ■ Ž	3,250	1,453
IT Services - 0.6%
Western Union Co.
5.40%, 11/17/2011	5,500	5,824
Media - 2.0%
Comcast Cable Holdings LLC
9.80%, 02/01/2012	5,000	5,773
Time Warner, Inc.
0.69%, 11/13/2009 *	6,406	6,389
Viacom, Inc.
5.75%, 04/30/2011	7,045	7,360

The notes are an integral part of this report.

2

	Principal	Value
Metals & Mining - 2.5%
Anglo American Capital PLC
9.38%, 04/08/2014 -144A	$4,500	$5,040
ArcelorMittal
5.38%, 06/01/2013	4,500	4,592
Rio Tinto Finance USA, Ltd.
8.95%, 05/01/2014	4,795	5,572
Xstrata Canada Corp.
7.35%, 06/05/2012	9,000	9,116
Multiline Retail - 1.6%
Best Buy Co., Inc.
6.75%, 07/15/2013	5,000	5,237
JC Penney Corp., Inc.
8.00%, 03/01/2010	6,175	6,250
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	4,170	4,090
Multi-Utilities - 1.0%
Black Hills Corp.
9.00%, 05/15/2014	3,600	4,025
Sempra Energy
7.95%, 03/01/2010	5,500	5,683
Office Electronics - 1.0%
Xerox Corp.
7.13%, 06/15/2010	6,250	6,438
8.25%, 05/15/2014	3,000	3,269
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Finance Co.
6.75%, 05/01/2011	6,460	6,852
Consol Energy, Inc.
7.88%, 03/01/2012	4,100	4,162
El Paso Corp.
7.00%, 05/15/2011	3,250	3,287
7.38%, 12/15/2012	2,000	2,047
EnCana Corp.
6.30%, 11/01/2011	5,100	5,522
Enterprise Products Operating LLC
7.50%, 02/01/2011	7,595	8,044
EQT Corp.
5.15%, 11/15/2012	4,520	4,539
Gaz Capital SA
8.13%, 07/31/2014 -144A	4,835	4,883
Hess Corp.
6.65%, 08/15/2011	4,215	4,527
Husky Energy, Inc.
6.25%, 06/15/2012	6,700	7,188
Kinder Morgan, Inc.
6.50%, 09/01/2012	4,500	4,545
Marathon Oil Corp.
8.38%, 05/01/2012	6,000	6,645
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, 09/15/2009 -144A	2,040	2,038
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 -144A	6,915	7,012
Teppco Partners, LP
7.63%, 02/15/2012	7,855	8,614
Weatherford International, Inc.
5.95%, 06/15/2012	7,305	7,659
Williams Cos., Inc.
2.60%, 10/01/2010 -144A *	1,450	1,378
6.38%, 10/01/2010 -144A	2,450	2,499
7.13%, 09/01/2011	4,682	4,915
XTO Energy, Inc.
5.00%, 08/01/2010	5,770	5,903
Paper & Forest Products - 1.0%
Weyerhaeuser Co.
6.75%, 03/15/2012	9,840	10,062
Real Estate Investment Trusts - 5.5%
BRE Properties, Inc.
7.45%, 01/15/2011	8,500	8,593
Federal Realty Investment Trust
8.75%, 12/01/2009	2,680	2,718
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	8,345	8,603
Kimco Realty Corp.
4.62%, 05/06/2010	5,000	4,958
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	9,975	8,205
Simon Property Group, Inc.
4.88%, 03/18/2010	6,265	6,318
5.30%, 05/30/2013	1,600	1,595
7.75%, 01/20/2011	2,000	2,083
Wea Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	10,300	10,354
Real Estate Management & Development - 1.1%
Post Apartment Homes, LP
5.45%, 06/01/2012	5,450	5,123
7.70%, 12/20/2010	5,000	4,988
Road & Rail - 2.3%
CSX Corp.
6.75%, 03/15/2011	6,580	6,916
Erac USA Finance Co.
7.95%, 12/15/2009 -144A	6,875	6,936
8.00%, 01/15/2011 -144A	1,710	1,722
Union Pacific Corp.
3.63%, 06/01/2010	5,030	5,114
6.13%, 01/15/2012	2,000	2,154
Specialty Retail - 0.7%
Staples, Inc.
7.75%, 04/01/2011	1,500	1,597
9.75%, 01/15/2014	3,950	4,628
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC
7.75%, 02/15/2010	5,000	5,156
Total Corporate Debt Securities (cost $718,084)		741,731

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $11,281 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $11,510.	11,281	11,281
Total Repurchase Agreement (cost $11,281)

Total Investment Securities (cost $916,632) #		945,635
Other Assets and Liabilities - Net		14,017

Net Assets		$959,652

The notes are an integral part of this report.

3

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Depreciation
5-Year U.S. Treasury Note	200	09/30/2009	$(138)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $916,632. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,753 and $3,750, respectively. Net unrealized appreciation for tax purposes is $29,003.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $250,238, or 26.08%, of the Fund’s net assets.

ULC	Underwriters’ Laboratories of Canada

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Consumer Discretionary	$—	$97,222	$—	$97,222
Fixed Income - Consumer Staples	—	78,346	—	78,346
Fixed Income - Energy	—	127,259	—	127,259
Fixed Income - Financials	—	231,208	—	231,208
Fixed Income - Industrials	—	61,845	—	61,845
Fixed Income - Information Technology	—	20,275	—	20,275
Fixed Income - Materials	—	91,717	—	91,717
Fixed Income - Mortgage-Backed Security	—	93,763	—	93,763
Fixed Income - Telecommunication Services	—	16,829	—	16,829
Fixed Income - U.S. Government Agency Obligation	—	98,860	—	98,860
Fixed Income - Utilities	—	17,030	—	17,030
Cash & Cash Equivalent - Repurchase Agreement	—	11,281	—	11,281
Total	$—	$945,635	$—	$945,635

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(138)	$—	$(138)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Auto Components - 4.0%
Tenneco, Inc. ‡	822,000	$13,292
Capital Markets - 0.9%
Raymond James Financial, Inc.	146,420	3,005
Chemicals - 5.6%
FMC Corp.	79,000	3,843
Intrepid Potash, Inc. ‡	312,400	7,891
Terra Industries, Inc.	233,031	6,795
Commercial Banks - 6.4%
Bank of Hawaii Corp.	206,300	7,916
City National Corp.	214,710	8,468
SVB Financial Group ‡	134,800	4,752
Communications Equipment - 6.2%
Arris Group, Inc. ‡	673,180	8,199
Brocade Communications Systems, Inc. ‡	727,855	5,721
Harmonic Lightwaves, Inc. ‡	931,752	6,457
Electric Utilities - 3.8%
ITC Holdings Corp.	88,075	4,201
NV Energy, Inc.	400,700	4,608
Portland General Electric Co.	192,410	3,662
Electrical Equipment - 4.9%
General Cable Corp. ‡	261,025	10,121
Woodward Governor Co.	318,445	6,254
Energy Equipment & Services - 2.3%
Oil States International, Inc. ‡	133,345	3,616
Superior Energy Services, Inc. ‡	246,585	4,091
Health Care Equipment & Supplies - 5.4%
Cooper Cos., Inc.	228,200	6,262
Hologic, Inc. ‡	432,000	6,346
West Pharmaceutical Services, Inc.	147,400	5,380
Health Care Providers & Services - 1.9%
Mednax, Inc. ‡	137,000	6,350
Health Care Technology - 2.4%
Allscripts-Misys Healthcare Solutions, Inc.	452,765	7,801
Hotels, Restaurants & Leisure - 4.2%
Cheesecake Factory ‡	283,415	5,490
Penn National Gaming, Inc. ‡	153,715	4,874
Starwood Hotels & Resorts Worldwide, Inc.	136,885	3,232
Household Durables - 1.7%
Tupperware Brands Corp.	169,225	5,765
Insurance - 4.8%
HCC Insurance Holdings, Inc.	306,210	7,686
PartnerRe, Ltd.	117,020	8,026
IT Services - 1.8%
NeuStar, Inc. -Class A ‡	265,766	6,028
Leisure Equipment & Products - 2.2%
Pool Corp.	309,500	7,310
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. ‡	229,930	7,604
Machinery - 3.2%
Clarcor, Inc.	167,700	5,552
Watts Water Technologies, Inc. -Class A	188,935	4,977
Media - 1.0%
Lamar Advertising Co. -Class A ‡	156,210	3,287
Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	174,755	5,891
Oil, Gas & Consumable Fuels - 4.2%
Comstock Resources, Inc. ‡	125,265	4,823
PetroHawk Energy Corp. ‡	367,595	8,925
Professional Services - 4.4%
FTI Consulting, Inc. ‡	128,000	6,967
Manpower, Inc.	157,500	7,552
Real Estate Investment Trusts - 8.2%
Host Hotels & Resorts, Inc.	699,900	6,355
Kilroy Realty Corp.	279,955	6,606
Omega Healthcare Investors, Inc.	514,100	8,590
Potlatch Corp.	194,340	5,747
Real Estate Management & Development - 4.1%
Jones Lang Lasalle, Inc.	173,660	6,592
St. Joe Co. ‡	250,255	7,047
Road & Rail - 2.8%
Kansas City Southern ‡	452,535	9,191
Specialty Retail - 1.3%
Childrens Place Retail Stores, Inc. ‡	133,720	4,382
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. ‡	340,595	5,711
WESCO International, Inc. ‡	219,340	5,416
Total Common Stocks (cost $252,464)		314,657

	Principal
REPURCHASE AGREEMENT - 4.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $14,035 on 08/03/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 01/14/2010, and with a value of $14,319.	$14,035	14,035
Total Repurchase Agreement (cost $14,035)

Total Investment Securities (cost $266,499) #		328,692
Other Assets and Liabilities - Net		2,068

Net Assets		$330,760

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $266,499. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,899 and $9,706, respectively. Net unrealized appreciation for tax purposes is $62,193.

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$47,632	$—	$—	$47,632
Equities - Energy	21,455	—	—	21,455
Equities - Financials	80,790	—	—	80,790
Equities - Health Care	39,743	—	—	39,743
Equities - Industrials	61,741	—	—	61,741
Equities - Information Technology	26,405	—	—	26,405
Equities - Materials	24,420	—	—	24,420
Equities - Utilities	12,471	—	—	12,471
Cash & Cash Equivalent - Repurchase Agreement	—	14,035	—	14,035
Total	$314,657	$14,035	$—	$328,692

The notes are an integral part of this report.

2

Transamerica Templeton Global

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 1.0%
Alumina, Ltd.	96,049	$137
Brambles, Ltd.	55,748	279
National Australia Bank, Ltd.	28,826	587
Austria - 0.6%
Telekom Austria AG	41,880	639
Brazil - 1.3%
Empresa Brasileira de Aeronautica SA ADR ‡	25,360	495
Petroleo Brasileiro SA -Class A ADR	13,480	454
Vale SA -Class B ADR	15,230	300
China - 0.4%
China Telecom Corp., Ltd.	670,000	351
Denmark - 0.5%
Vestas Wind Systems A/S ‡	6,730	474
France - 6.6%
Accor SA	7,040	301
AXA SA	36,800	778
France Telecom SA	47,180	1,177
GDF Suez	14,448	552
Michelin -Class B	10,407	751
Sanofi-Aventis SA	16,139	1,057
Suez Environnement Co.	3,787	72
Total SA	21,742	1,207
Vivendi	26,410	678
Germany - 6.7%
Bayerische Motoren Werke AG	21,040	972
Celesio AG	19,660	524
Deutsche Post AG	42,130	667
E.ON AG ADR	24,540	927
Merck KGAA	7,380	687
Muenchener Rueckversicherungs AG	5,590	845
Rhoen Klinikum AG	10,656	245
SAP AG	17,410	819
Siemens AG	11,760	939
Hong Kong - 1.1%
Cheung Kong Holdings, Ltd.	47,000	607
Hutchison Whampoa, Ltd.	59,000	442
Ireland - 0.5%
CRH PLC	22,201	535
Israel - 1.4%
Check Point Software Technologies ‡	24,050	642
Teva Pharmaceutical Industries, Ltd. ADR	13,860	739
Italy - 1.4%
Autogrill SpA ‡	32,781	318
ENI SpA ADR	17,185	801
UniCredit SpA ‡	101,510	297
Japan - 4.6%
Fujifilm Holdings Corp.	16,700	546
Konica Minolta Holdings, Inc.	54,500	596
Mabuchi Motor Co., Ltd.	7,500	376
Mitsubishi UFJ Financial Group, Inc. ADR	32,270	200
Nintendo Co., Ltd.	2,200	595
Olympus Corp.	10,800	310
Promise Co., Ltd.	26,150	276
Sony Corp. ADR	10,560	295
Takeda Pharmaceutical Co., Ltd.	8,300	336
Toyota Motor Corp.	13,100	552
USS Co., Ltd.	7,410	464
Korea, Republic of - 1.6%
KB Financial Group, Inc. ADR ‡	8,150	350
Samsung Electronics Co., Ltd. -144A GDR	4,030	1,193
Netherlands - 2.5%
Akzo Nobel NV	8,450	464
ING Groep NV	32,710	419
ING Groep NV ADR	9,330	121
Koninklijke Philips Electronics NV	33,360	760
Randstad Holding NV ‡	12,460	432
Reed Elsevier NV	26,984	283
Norway - 1.2%
Aker Solutions ASA	17,210	148
Statoilhydro ASA	11,180	239
Telenor ASA ‡	88,850	819
Singapore - 2.2%
DBS Group Holdings, Ltd.	97,400	940
Flextronics International, Ltd. ‡	61,830	329
Singapore Telecommunications, Ltd.	378,000	919
South Africa - 0.6%
Sasol, Ltd. ADR	16,850	602
Spain - 2.4%
Banco Santander SA	25,719	372
Iberdrola SA	62,199	534
Telefonica SA	57,454	1,429
Sweden - 0.7%
Loomis AB	5,150	50
Nordea Bank AB	67,010	639
Switzerland - 6.3%
ACE, Ltd.	18,590	913
Adecco SA	12,770	615
Lonza Group AG	7,370	730
Nestle SA ADR	24,375	1,001
Novartis AG ADR	16,740	764
Roche Holding AG	4,470	705
Swiss Reinsurance	11,470	440
Tyco Electronics, Ltd.	36,945	793
UBS AG ‡	15,765	230
Taiwan - 1.0%
Lite-On Technology Corp. GDR	30,712	350
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,095	660
Turkey - 0.8%
Turkcell Iletisim Hizmet AS ADR	47,270	746
United Kingdom - 11.3%
Aviva PLC	92,990	545
BAE Systems PLC	112,160	575
BP PLC ADR	18,170	910
British Sky Broadcasting Group PLC	79,790	728
Cadbury PLC	38,348	379
Compass Group PLC	67,220	362
GlaxoSmithKline PLC	44,309	850
Group 4 Securicor PLC	161,830	577
HSBC Holdings PLC	38,729	392
HSBC Holdings PLC ADR	310	16
Kingfisher PLC	123,010	437
Kingfisher PLC ADR	52,500	370
Pearson PLC	31,090	360
Rolls-Royce Group PLC -Class C ‡	120,661	835
Royal Dutch Shell PLC -Class B	29,130	756
Tesco PLC	103,780	637
Unilever PLC	34,487	910
Vodafone Group PLC	618,342	1,267
Wolseley PLC ‡	14,163	317
United States - 41.6%
Amazon.com, Inc. ‡	31,000	2,659
Apple, Inc. ‡	17,600	2,876
Automatic Data Processing, Inc.	23,330	869
Becton Dickinson & Co.	14,000	913
BorgWarner, Inc.	37,300	1,238

The notes are an integral part of this report.

1

	Shares	Value
United States (continued)
Caterpillar, Inc.	17,695	$780
Charles Schwab Corp.	77,280	1,381
Cisco Systems, Inc. ‡	50,000	1,101
Ecolab, Inc.	31,500	1,308
Emerson Electric Co.	24,460	890
EOG Resources, Inc.	8,655	641
Expeditors International of Washington, Inc.	26,000	882
Gilead Sciences, Inc. ‡	51,500	2,520
Google, Inc. -Class A ‡	5,000	2,215
International Business Machines Corp.	9,500	1,120
Jacobs Engineering Group, Inc. ‡	20,000	820
Johnson Controls, Inc.	75,000	1,941
Microsoft Corp.	34,650	815
Monsanto Co.	7,990	671
PACCAR, Inc.	36,000	1,247
Praxair, Inc.	28,000	2,188
Qualcomm, Inc.	51,500	2,379
Raytheon Co.	18,955	890
Sigma-Aldrich Corp.	36,000	1,827
T. Rowe Price Group, Inc.	30,000	1,401
Union Pacific Corp.	23,000	1,323
Varian Medical Systems, Inc. ‡	22,015	776
Wal-Mart Stores, Inc.	15,985	797
Walt Disney Co.	38,000	955
Wells Fargo & Co.	69,780	1,707
Total Common Stocks (cost $106,708)		97,183

RIGHTS - 0.0%
Germany - 0.0%
Rhoen Klinikum AG	10,656	13
Korea, Republic of - 0.0%
KB Financial Group, Inc.	633	9
Total Rights (cost $0)		22

	Principal
REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $1,232 on 08/03/2009. Collateralized by U.S. Government Agency Obligations, 3.50% - 3.63%, due 07/16/2010 - 08/15/2011, and with a total value of $1,263.	$1,232	1,232
Total Repurchase Agreement (cost $1,232)

Total Investment Securities (cost $107,940) #		98,437
Other Assets and Liabilities - Net		451

Net Assets		$98,888

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Chemicals	6.6%	$6,458
Oil, Gas & Consumable Fuels	5.7	5,610
Commercial Banks	5.6	5,500
Diversified Telecommunication Services	5.4	5,334
Pharmaceuticals	5.3	5,138
Computers & Peripherals	4.5	4,346
Auto Components	4.0	3,930
Insurance	3.7	3,521
Communications Equipment	3.5	3,480
Capital Markets	3.1	3,012
Media	3.0	3,004
Software	2.9	2,871
Aerospace & Defense	2.8	2,795
Internet & Catalog Retail	2.7	2,659
Biotechnology	2.6	2,520
Food Products	2.3	2,290
Internet Software & Services	2.3	2,215
Industrial Conglomerates	2.2	2,141
Electronic Equipment & Instruments	2.1	2,044
Machinery	2.1	2,027
Wireless Telecommunication Services	2.0	2,013
Health Care Equipment & Supplies	2.0	1,999
Semiconductors & Semiconductor Equipment	1.8	1,853
Air Freight & Logistics	1.6	1,549
Automobiles	1.5	1,524
Electric Utilities	1.4	1,461
Food & Staples Retailing	1.4	1,434
Electrical Equipment	1.4	1,364

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Road & Rail	1.3%	$1,323
Specialty Retail	1.3	1,271
Professional Services	1.1	1,047
Hotels, Restaurants & Leisure	1.0	981
Commercial Services & Supplies	1.0	906
IT Services	0.9	869
Construction & Engineering	0.8	820
Health Care Providers & Services	0.8	782
Life Sciences Tools & Services	0.7	730
Multi-Utilities	0.7	624
Real Estate Management & Development	0.6	607
Office Electronics	0.6	596
Diversified Financial Services	0.5	549
Construction Materials	0.5	535
Metals & Mining	0.4	437
Trading Companies & Distributors	0.3	317
Household Durables	0.3	295
Consumer Finance	0.3	276
Energy Equipment & Services	0.2	148
Investment Securities, at Value	98.8	97,205
Short-Term Investments	1.2	1,232
Total Investments	100.0%	$98,437

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $107,940 aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,864 and $17,367, respectively. Net unrealized depreciation for tax purposes is $9,503.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated to $1,193, or 1.21%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$13,677	$—	$—	$13,677
Equities - Consumer Staples	3,725	—	—	3,725
Equities - Energy	5,755	—	—	5,755
Equities - Financials	13,463	—	—	13,463
Equities - Health Care	11,157	—	—	11,157
Equities - Industrials	14,287	—	—	14,287
Equities - Information Technology	18,275	—	—	18,275
Equities - Materials	7,432	—	—	7,432
Equities - Telecommunication Services	7,349	—	—	7,349
Equities - Utilities	2,085	—	—	2,085
Cash & Cash Equivalent - Repurchase Agreement	—	1,232	—	1,232
Total	$97,205	$1,232	$—	$98,437

The notes are an integral part of this report.

3

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 85.7%
Bermuda - 2.0%
Brookfield Infrastructure Partners, LP	26,617	$354
Montpelier Re Holdings, Ltd.	325,711	5,107
Nabors Industries, Ltd. ‡	196,865	3,351
Canada - 13.8%
Brookfield Asset Management, Inc. -Class A	864,586	18,191
Canfor Corp. ‡	739,723	3,784
E-L Financial Corp., Ltd. §	5,786	2,041
EnCana Corp.	327,000	17,544
Power Corp. of Canada	507,564	14,248
Viterra, Inc. ‡	434,400	3,657
France - 0.5%
Sanofi-Aventis SA	32,950	2,158
Germany - 1.0%
Lanxess AG	148,000	4,307
Hong Kong - 17.8%
Cheung Kong Holdings, Ltd.	1,479,153	19,105
Chong Hing Bank, Ltd.	487,190	873
Hang Lung Group, Ltd.	928,692	4,811
Hang Lung Properties, Ltd.	1,703,749	6,243
Henderson Land Development Co., Ltd.	3,474,538	22,954
Hutchison Whampoa, Ltd.	2,095,888	15,699
Wharf Holdings, Ltd.	1,507,141	7,088
Japan - 12.4%
Mitsui Fudosan Co., Ltd.	949,462	17,459
Sapporo Holdings, Ltd.	534,000	3,228
Tokio Marine Holdings, Inc.	470,080	13,662
Toyota Industries Corp.	705,107	19,076
Korea, Republic of - 4.1%
POSCO ADR	174,261	17,613
Sweden - 3.4%
Investor AB -Class A	841,546	14,490
United Kingdom - 0.3%
Derwent London PLC REIT	70,050	1,129
United States - 30.4%
Alamo Group, Inc.	213,981	2,959
Alexander & Baldwin, Inc.	118,770	3,470
Applied Materials, Inc.	493,961	6,817
AVX Corp.	861,145	9,464
Bank of New York Mellon Corp.	560,052	15,313
Bristow Group, Inc. ‡	173,630	5,747
Capital Southwest Corp.	19,256	1,580
Cimarex Energy Co.	551,128	19,719
Cross Country Healthcare, Inc. ‡	211,206	1,764
Electro Scientific Industries, Inc. ‡	196,486	2,574
Electronics for Imaging, Inc. ‡	177,436	2,022
Forest City Enterprises, Inc. -Class A	679,836	4,854
Intel Corp.	355,961	6,852
Investment Technology Group, Inc. ‡	314,815	7,036
Leucadia National Corp. ‡	50,000	1,225
Lexmark International, Inc. -Class A ‡	66,205	959
MDC Holdings, Inc.	53,363	1,881
NewAlliance Bancshares, Inc.	67,535	827
Pharmaceutical Product Development, Inc.	280,710	5,830
St. Joe Co. ‡	370,892	10,444
St. Mary Land & Exploration Co.	124,198	2,965
Sycamore Networks, Inc. ‡	1,508,183	5,128
Tejon Ranch Co. ‡	76,574	2,025
Tellabs, Inc. ‡	941,479	5,460
Westwood Holdings Group, Inc.	111,753	4,363
Total Common Stocks (cost $464,955)		369,450

	Principal
CONVERTIBLE BOND - 0.6%
United States - 0.6%
Forest City Enterprises, Inc.
3.63%, 10/15/2011	$3,300	2,797
Total Convertible Bond (cost $1,870)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.6%
U.S. Treasury Bill
0.19%, 10/08/2009	20,000	19,994
Total Short-Term U.S. Government Obligation (cost $19,986)

REPURCHASE AGREEMENT - 9.1%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $39,486 on 08/03/2009. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 3.50% - 4.38%, due 10/03/2011 - 07/17/2015, and with a total value of $40,276.	39,486	39,486
Total Repurchase Agreement (cost $39,486)

Total Investment Securities (cost $526,297) #		431,727
Other Assets and Liabilities - Net		(33)

Net Assets		$431,694

INVESTMENTS BY INDUSTRY	Percentage of Total Investments	Value
Real Estate Management & Development	26.8%	$115,971
Oil, Gas & Consumable Fuels	9.3	40,228
Insurance	8.1	35,058
Capital Markets	6.5	28,292
Auto Components	4.5	19,076
Metals & Mining	4.1	17,613
Diversified Financial Services	3.7	15,715
Industrial Conglomerates	3.6	15,699
Semiconductors & Semiconductor Equipment	3.2	13,669
Electronic Equipment & Instruments	2.8	12,038

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY (continued)	Percentage of Total Investments	Value
Communications Equipment	2.5%	$10,588
Energy Equipment & Services	2.1	9,098
Life Sciences Tools & Services	1.4	5,830
Chemicals	1.0	4,307
Paper & Forest Products	0.9	3,784
Food Products	0.8	3,657
Marine	0.8	3,470
Beverages	0.7	3,228
Computers & Peripherals	0.7	2,981
Machinery	0.7	2,959
Pharmaceuticals	0.5	2,158
Household Durables	0.4	1,881
Health Care Providers & Services	0.4	1,764
Real Estate Investment Trusts	0.3	1,129
Commercial Banks	0.2	873
Thrifts & Mortgage Finance	0.2	827
Electric Utilities	0.1	354
Investment Securities, at Value	86.3	372,247
Short-Term Investments	13.7	59,480
Total Investments	100.0%	$431,727

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. The security aggregated $2,041, or 0.47%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $526,297. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,847 and $108,417, respectively. Net unrealized depreciation for tax purposes is $94,570.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic and foreign)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$20,957	$—	$—	$20,957
Equities - Consumer Staples	6,885	—	—	6,885
Equities - Energy	49,325	—	—	49,325
Equities - Financials	195,067	—	—	195,067
Equities - Health Care	9,752	—	—	9,752
Equities - Industrials	22,129	—	—	22,129
Equities - Information Technology	39,277	—	—	39,277
Equities - Materials	25,704	—	—	25,704
Equities - Utilities	354	—	—	354
Fixed Income - Financials	—	2,797	—	2,797
Cash & Cash Equivalent - Repurchase Agreement	—	39,486	—	39,486
Cash & Cash Equivalent - Short-Term U.S. Government Obligation	—	19,994	—	19,994
Total	$369,450	$62,277	$—	$431,727

The notes are an integral part of this report.

2

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 1.8%
BHP Billiton, Ltd.	165,733	$5,246
Brazil - 4.8%
BM&F Bovespa SA	511,800	3,308
Companhia Brasileira de Meios de Pagamento ‡	285,800	2,742
Empresa Brasileira de Aeronautica SA ADR ‡	94,527	1,842
Natura Cosmeticos SA ‡	39,100	558
Petroleo Brasileiro SA ADR	128,000	5,280
Canada - 6.9%
Canadian National Railway Co.	109,489	5,325
Canadian Natural Resources, Ltd.	84,607	5,086
Potash Corp. of Saskatchewan, Inc.	36,265	3,373
Rogers Communications, Inc. -Class B	214,895	5,971
Cayman Islands - 1.0%
Baidu, Inc. ADR ‡	8,100	2,820
China - 5.0%
China Life Insurance Co., Ltd. -Class H	592,370	2,629
China Merchants Bank Co., Ltd. -Class H	1,972,540	4,642
Industrial & Commercial Bank of China -Class H	9,652,000	6,950
Denmark - 4.8%
Novo Nordisk A/S -Class B	132,240	7,783
Vestas Wind Systems A/S ‡	82,190	5,789
Finland - 2.1%
Fortum OYJ	80,619	1,867
Nokia OYJ	314,550	4,188
France - 8.1%
Air Liquide SA	42,230	4,410
AXA SA	269,695	5,701
BNP Paribas	78,620	5,732
Moet Hennessy Louis Vuitton SA	80,683	7,277
Germany - 8.2%
Deutsche Bank AG	63,900	4,134
Deutsche Boerse AG	55,790	4,421
E.ON AG	99,815	3,779
Fresenius Medical Care AG	73,300	3,366
SAP AG	163,020	7,668
Greece - 2.5%
National Bank of Greece SA ‡	199,808	5,833
Opap SA	47,600	1,143
Guernsey Channel Islands - 1.1%
Amdocs, Ltd. ‡	128,413	3,072
Hong Kong - 3.6%
China Mobile, Ltd.	181,700	1,908
Hong Kong Exchanges & Clearing, Ltd.	435,800	8,205
Ireland - 0.4%
Covidien PLC	32,100	1,214
Israel - 3.5%
Teva Pharmaceutical Industries, Ltd. ADR	184,238	9,827
Japan - 8.3%
FANUC, Ltd.	43,926	3,607
Komatsu, Ltd.	331,000	5,418
Mitsubishi UFJ Financial Group, Inc.	941,200	5,630
Nintendo Co., Ltd.	10,980	2,969
Toyota Motor Corp.	145,255	6,125
Mexico - 3.4%
America Movil SAB de CV -Class L ADR	90,089	3,875
Wal-Mart de Mexico SAB de CV -Class V	1,674,640	5,698
Netherlands Antilles - 1.3%
Schlumberger, Ltd.	69,314	3,708
Spain - 2.3%
Telefonica SA	262,120	6,521
Sweden - 2.3%
Hennes & Mauritz AB -Class B	112,315	6,677
Switzerland - 8.2%
Julius Baer Holding AG	90,548	4,313
Logitech International SA ‡	139,645	2,352
Nestle SA	165,935	6,829
Novartis AG	106,232	4,865
Roche Holding AG	31,225	4,923
Turkey - 1.0%
Turkcell Iletisim Hizmet AS	452,800	2,878
United Kingdom - 16.4%
ARM Holdings PLC	1,281,295	2,702
British American Tobacco PLC	155,218	4,817
British Sky Broadcasting Group PLC	456,374	4,162
Carnival PLC	248,238	7,232
Kingfisher PLC	1,133,500	4,028
Pearson PLC	65,691	761
Reckitt Benckiser Group PLC	131,063	6,297
Sabmiller PLC	153,375	3,554
Smith & Nephew PLC	336,968	2,677
Standard Chartered PLC	354,635	8,418
Vodafone Group PLC ADR	95,419	1,964
United States - 0.3%
Synthes, Inc.	7,100	798
Total Common Stocks (cost $240,702)		276,887

	Principal
REPURCHASE AGREEMENT - 5.6%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $16,049 on 08/03/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 11/05/2009, and with a value of $16,372.	$16,049	16,049
Total Repurchase Agreement (cost $16,049)

Total Investment Securities (cost $256,751) #		292,936
Other Assets and Liabilities - Net		(8,379)

Net Assets		$284,557

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Sold	Settlement Date	Amount in U.S. Dollars Sold	Net Unrealized Depreciation
Mexican Peso	(97,496)	11/30/2009	$(7,222)	$(37)

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	12.7%	$37,205
Pharmaceuticals	9.3	27,398
Wireless Telecommunication Services	5.7	16,596
Diversified Financial Services	5.4	15,934
Software	4.7	13,709
Specialty Retail	3.7	10,705
Oil, Gas & Consumable Fuels	3.6	10,366
Machinery	3.0	9,025
Capital Markets	2.9	8,447
Hotels, Restaurants & Leisure	2.9	8,375
Insurance	2.8	8,330
Chemicals	2.7	7,783
Textiles, Apparel & Luxury Goods	2.5	7,277
Food Products	2.3	6,829
Diversified Telecommunication Services	2.2	6,521
Household Products	2.1	6,297
Automobiles	2.1	6,125
Electrical Equipment	2.0	5,789
Food & Staples Retailing	2.0	5,698
Electric Utilities	1.9	5,646
Road & Rail	1.8	5,325
Metals & Mining	1.8	5,246
Media	1.7	4,923
Tobacco	1.6	4,817
Health Care Equipment & Supplies	1.6	4,689
Communications Equipment	1.5	4,188
Energy Equipment & Services	1.3	3,708
Beverages	1.2	3,554
Health Care Providers & Services	1.1	3,366
Internet Software & Services	1.0	2,820
Commercial Services & Supplies	0.9	2,742
Semiconductors & Semiconductor Equipment	0.9	2,702
Computers & Peripherals	0.8	2,352
Aerospace & Defense	0.6	1,842
Personal Products	0.2	558
Investment Securities, at Value	94.5	276,887
Short-Term Investments	5.5	16,049
Total Investments	100.0%	$292,936

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $256,751. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,362 and $4,177, respectively. Net unrealized appreciation for tax purposes is $36,185.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$41,363	$—	$—	$41,363
Equities - Consumer Staples	27,755	—	—	27,755
Equities - Energy	14,073	—	—	14,073
Equities - Financials	69,914	—	—	69,914
Equities - Health Care	34,239	—	—	34,239
Equities - Industrials	21,981	—	—	21,981
Equities - Information Technology	25,770	—	—	25,770
Equities - Materials	13,029	—	—	13,029
Equities - Telecommunication Services	23,117	—	—	23,117
Equities - Utilities	5,646	—	—	5,646
Cash & Cash Equivalent - Repurchase Agreement	—	16,049	—	16,049
Total	$276,887	$16,049	$—	$292,936

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(37)	$—	$(37)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA, 2.91% ▲	14,128	$520
Total Preferred Stock (cost $381)

COMMON STOCKS - 89.4%
Australia - 0.8%
AMP, Ltd.	49,716	234
BHP Billiton, Ltd.	13,502	427
Incitec Pivot, Ltd.	50,255	116
Belgium - 0.5%
Anheuser-Busch InBev NV	12,056	480
Bermuda - 0.6%
Marvell Technology Group, Ltd. ‡	19,700	263
SeaDrill, Ltd.	13,200	212
Shangri-La Asia, Ltd.	62,000	99
Brazil - 0.3%
BM&F Bovespa SA	32,000	207
Itau Unibanco Holding SA ADR	5,300	95
Canada - 0.6%
Kinross Gold Corp.	2,300	45
Potash Corp. of Saskatchewan, Inc.	700	65
Research In Motion, Ltd. ‡	2,100	160
Ultra Petroleum Corp. ‡	7,600	335
Cayman Islands - 1.2%
Belle International Holdings, Ltd.	208,000	209
China Resources Land, Ltd.	74,000	181
China Zhongwang Holdings, Ltd. ‡	200,400	269
Seagate Technology, Inc.	21,300	256
Subsea 7, Inc. ‡	15,400	178
Suntech Power Holdings Co., Ltd. ADR ‡	5,200	96
China - 0.5%
China Life Insurance Co., Ltd. -Class H	35,000	155
China South Locomotive And Rolling Stock Corp.	235,000	147
Industrial & Commercial Bank of China -Class H	236,000	170
Denmark - 0.3%
Novo Nordisk A/S -Class B	2,815	166
Vestas Wind Systems A/S ‡	1,821	128
Finland - 0.5%
Nokia OYJ	27,395	364
Sampo OYJ -Class A	5,596	117
UPM-Kymmene OYJ	3,511	37
France - 2.7%
Air France-KLM ‡	4,980	63
Alstom SA	1,493	103
BNP Paribas	7,881	575
CIE Generale de Geophysique-Veritas ‡	7,758	157
Nexans SA	2,020	135
PPR SA	920	103
Remy Cointreau SA	1,491	59
Sanofi-Aventis SA	2,728	179
Societe Generale	2,387	153
Total SA	11,502	637
Total SA ADR	6,600	367
Veolia Environnement	2,491	86
Germany - 1.8%
Allianz SE	1,685	166
BASF SE	2,500	125
Bayerische Motoren Werke AG	5,039	233
Daimler AG	4,386	203
Deutsche Boerse AG	1,479	117
Deutsche Post AG	29,328	465
E.ON AG	3,283	124
Fresenius Medical Care AG ADR	2,000	92
GEA Group AG	7,060	116
United Internet AG ‡	6,381	81
Greece - 0.4%
National Bank of Greece SA ‡	9,902	289
Public Power Corp. SA ‡	4,646	101
Guernsey, C.I. - 0.2%
Ingenious Media Active Capital, Ltd. ‡	35,750	22
Resolution, Ltd. ‡	91,327	137
Hong Kong - 0.7%
Hong Kong Exchanges & Clearing, Ltd.	12,600	237
Sino Land Co. Ltd.	90,000	184
Sun Hung Kai Properties, Ltd.	15,000	228
India - 0.4%
ICICI Bank, Ltd. ADR	11,100	348
Ireland - 0.8%
Covidien PLC	15,300	578
CRH PLC	9,741	235
Italy - 0.2%
Intesa Sanpaolo SpA ‡	16,832	63
Saipem SpA	6,299	170
Japan - 3.6%
Advantest Corp.	7,700	168
Asahi Glass Co., Ltd.	23,000	200
Canon, Inc.	9,400	351
Fanuc, Ltd.	2,200	180
Fast Retailing Co., Ltd.	1,100	143
Hosiden Corp.	4,500	58
Ibiden Co., Ltd.	2,100	70
Komatsu, Ltd.	9,700	159
Mitsubishi Corp.	9,800	196
Mitsui Fudosan Co., Ltd.	9,000	166
Nintendo Co., Ltd.	700	189
Nippon Electric Glass Co., Ltd.	24,000	279
Nippon Steel Corp.	21,000	84
Nomura Holdings, Inc.	38,300	336
Shin-Etsu Chemical Co., Ltd.	2,800	151
Sumco Corp.	8,700	163
Takeda Pharmaceutical Co., Ltd.	1,300	53
Tokyu Land Corp.	37,000	149
Toyota Motor Corp.	10,300	433
Jersey, C.I. - 0.1%
Regus PLC	88,720	103
Luxembourg - 0.4%
ArcelorMittal	7,117	256
Millicom International Cellular SA ‡	2,300	171
Mauritius - 0.1%
Golden Agri-Resources, Ltd.	485,000	143
Netherlands - 1.4%
ASML Holding NV	4,627	121
ASML Holding NV -Class G	4,500	117
Heineken NV	6,674	266
Koninklijke Philips Electronics NV -Class Y	10,300	234
Ordina NV ‡	11,171	51
Qiagen NV ‡	4,200	80
TNT NV	9,800	233
Tomtom NV ‡	17,977	198
Wolters Kluwer NV	3,837	75
Netherlands Antilles - 0.2%
Hunter Douglas NV	2,002	69
Schlumberger, Ltd.	2,700	144
Norway - 0.1%
Norske Skogindustrier ASA ‡	9,500	15
Telenor ASA ‡	7,200	66
Panama - 0.3%
Carnival Corp.	11,100	311
Russian Federation - 0.4%
Gazprom OAO ADR	19,707	407
Spain - 1.2%
Banco Santander SA	32,067	464
Gamesa Corp. Tecnologica SA	3,260	71

The notes are an integral part of this report.

1

	Shares	Value
Spain - (continued)
Iberdrola SA	8,030	$69
Inditex SA	2,838	153
Red Electrica Corp. SA	1,403	66
Tecnicas Reunidas SA	1,739	86
Telefonica SA	11,867	295
Sweden - 0.7%
ASSA Abloy AB -Class B	30,348	501
Nordea Bank AB	14,742	143
Telefonaktiebolaget LM Ericsson -Class B	9,182	90
Switzerland - 3.7%
ACE, Ltd.	4,300	211
Alcon, Inc.	4,600	587
Credit Suisse Group AG	3,238	153
Julius Baer Holding AG	4,266	203
Nestle SA	23,251	957
Noble Corp.	4,800	163
Novartis AG	6,027	276
Roche Holding AG - BR	1,475	245
Roche Holding AG - Genusschein	699	110
Swatch Group AG	4,973	185
Syngenta AG	498	115
Weatherford International, Ltd. ‡	9,700	182
Zurich Financial Services AG	1,152	226
United Kingdom - 20.6%
3I Group	27,901	128
Anglo American PLC	13,842	446
Antofagasta PLC	13,054	165
Associated British Foods PLC	16,218	216
AstraZeneca PLC	14,059	658
Autonomy Corp. PLC ‡	7,225	142
Aviva PLC	73,456	430
BAE Systems PLC	40,700	209
Balfour Beatty PLC	9,110	47
Barclays Bank PLC	52,485	265
BG Group PLC	17,454	291
Bodycote PLC	15,425	37
BP PLC	174,805	1,452
British Airways PLC ‡	86,776	206
British Land Co. PLC REIT	16,030	116
British Sky Broadcasting Group PLC	23,846	217
Cadbury PLC	14,917	147
Carnival PLC	9,154	266
Cattles PLC	51,630	6
Centrica PLC	72,576	267
Daily Mail & General Trust	32,501	163
DS Smith PLC	9,040	11
DSG International PLC	451,246	208
Electrocomponents PLC	43,093	107
F&C Asset Management PLC	11,099	14
Friends Provident Group PLC	110,999	130
GlaxoSmithKline PLC	83,349	1,599
HMV Group PLC	112,301	205
Home Retail Group PLC	38,337	201
HSBC Holdings PLC	56,768	575
IMI PLC	30,652	174
International Power PLC	21,643	92
ITV PLC	175,758	118
John Wood Group PLC	12,145	54
KESA Electricals PLC	43,886	95
Kingfisher PLC	43,413	154
Ladbrokes PLC	69,514	204
Lloyds TSB Group PLC	131,433	187
Logica PLC	185,645	314
Monitise PLC ‡	219,338	39
Northern Foods PLC	99,718	102
Pearson PLC	30,293	351
Premier Farnell PLC	66,557	159
Prudential PLC	109,874	823
Psion PLC	50,758	56
Reckitt Benckiser Group PLC	4,389	211
Reed Elsevier PLC	34,666	245
Rio Tinto PLC	14,777	615
Royal Bank of Scotland PLC ‡	132,772	99
Royal Dutch Shell PLC -Class A	9,456	248
Royal Dutch Shell PLC -Class B	43,235	1,122
Sage Group PLC	174,622	570
Standard Chartered PLC	19,128	454
STV Group PLC ‡	24,361	26
Taylor Wimpey PLC ‡	218,765	143
Tomkins PLC	34,177	101
Unilever PLC	33,036	872
Vodafone Group PLC	1,039,450	2,131
William Hill PLC	52,137	160
Wolseley PLC ‡	33,337	746
Xstrata PLC	39,629	535
Yule Catto & Co. PLC	50,254	97
United States - 44.1%
Activision Blizzard, Inc. ‡	5,400	62
Adobe Systems, Inc. ‡	8,800	285
Aetna, Inc.	3,500	94
Aflac, Inc.	5,700	216
Air Products & Chemicals, Inc.	1,000	75
Allergan, Inc.	19,600	1,048
Amazon.com, Inc. ‡	6,000	515
American Electric Power Co., Inc.	12,400	384
American Tower Corp. -Class A ‡	13,300	453
Amgen, Inc. ‡	5,300	331
Amphenol Corp. -Class A	6,900	230
Anadarko Petroleum Corp.	6,200	299
Apple, Inc. ‡	8,900	1,454
AT&T, Inc.	14,000	367
Atmel Corp. ‡	28,900	121
Autodesk, Inc. ‡	2,300	50
Avon Products, Inc.	8,800	285
Baker Hughes, Inc.	8,800	356
Bank of New York Mellon Corp.	11,426	312
Baxter International, Inc.	2,800	158
Becton Dickinson & Co.	2,500	163
BioMarin Pharmaceutical, Inc. ‡	4,600	75
BlackRock, Inc. -Class A	1,300	248
BorgWarner, Inc.	5,600	186
Broadcom Corp. -Class A ‡	11,500	324
Bucyrus International, Inc. -Class A	2,400	71
Burlington Northern Santa Fe Corp.	5,100	401
Central European Distribution Corp. ‡	6,900	198
CH Robinson Worldwide, Inc.	2,700	147
Chevron Corp.	7,400	514
Cisco Systems, Inc. ‡	23,800	524
City National Corp.	2,800	110
CME Group, Inc. -Class A	1,600	446
Coach, Inc.	4,300	127
Cognizant Technology Solutions Corp. -Class A ‡	8,800	260
Colgate-Palmolive Co.	3,900	283
Comcast Corp. -Class A	35,400	526
Concur Technologies, Inc. ‡	3,600	124
Continental Resources, Inc. ‡	6,500	220
Covance, Inc. ‡	1,600	88
CR Bard, Inc.	2,600	191
Darden Restaurants, Inc.	4,900	159
DaVita, Inc. ‡	4,500	224
DeVry, Inc.	4,200	209
Dick’s Sporting Goods, Inc. ‡	3,900	77
Digital Realty Trust, Inc. REIT	3,200	130

The notes are an integral part of this report.

2

	Shares	Value
United States - (continued)
Discover Financial Services	28,750	$342
Dun & Bradstreet Corp.	1,624	117
Dynegy, Inc. -Class A ‡	17,600	35
Ecolab, Inc.	5,500	228
Energysolutions, Inc.	15,300	132
EOG Resources, Inc.	2,200	163
Estee Lauder Cos., Inc. -Class A	5,200	189
Exelon Corp.	10,000	508
Expeditors International of Washington, Inc.	2,500	85
Express Scripts, Inc. -Class A ‡	9,600	672
Exxon Mobil Corp.	2,000	141
F5 Networks, Inc. ‡	1,300	48
FedEx Corp.	7,400	502
Fiserv, Inc. ‡	2,100	100
Flowers Foods, Inc.	5,000	118
Fortune Brands, Inc.	8,900	352
GameStop Corp. -Class A ‡	5,400	118
General Dynamics Corp.	11,200	621
General Electric Co.	46,100	618
Genzyme Corp. ‡	5,200	270
Google, Inc. -Class A ‡	1,600	709
Halliburton Co.	11,400	252
Henry Schein, Inc. ‡	3,300	170
Hess Corp.	5,400	298
Hewlett-Packard Co.	10,900	472
Home Depot, Inc.	8,700	226
Idexx Laboratories, Inc. ‡	1,600	80
Illinois Tool Works, Inc.	10,400	422
Immucor, Inc. ‡	8,200	137
IntercontinentalExchange, Inc. ‡	2,700	254
International Game Technology	25,900	511
Interpublic Group of Cos., Inc. ‡	35,100	183
Intersil Corp. -Class A	8,600	124
Intuit, Inc. ‡	5,600	166
Johnson Controls, Inc.	10,000	259
Joy Global, Inc.	2,000	74
JPMorgan Chase & Co.	16,300	630
Kellogg Co.	6,200	295
KLA-Tencor Corp.	5,900	188
Laboratory Corp. of America Holdings ‡	2,900	195
LKQ Corp. ‡	6,300	113
Macy’s, Inc.	15,900	221
Marathon Oil Corp.	9,300	300
Mastercard, Inc. -Class A	3,000	582
McDonald’s Corp.	7,100	391
Medco Health Solutions, Inc. ‡	8,700	460
Medtronic, Inc.	9,400	332
MetroPCS Communications, Inc. ‡	5,200	62
Micros Systems, Inc. ‡	3,300	90
Microsoft Corp.	25,500	601
Millipore Corp. ‡	2,100	146
Monsanto Co.	8,100	680
Monster Worldwide, Inc. ‡	4,600	60
Morgan Stanley	9,500	271
MSC Industrial Direct Co. -Class A	5,700	224
MSCI, Inc. -Class A ‡	6,900	193
National Oilwell Varco, Inc. ‡	1,700	61
National Semiconductor Corp.	7,900	119
NCR Corp. ‡	11,300	146
Netapp, Inc. ‡	6,800	153
Newfield Exploration Co. ‡	3,700	146
Omnicom Group, Inc.	8,000	272
Oracle Corp.	13,100	290
O’Reilly Automotive, Inc. ‡	3,800	155
PACCAR, Inc.	11,700	405
Pall Corp.	7,300	220
Parker Hannifin Corp.	2,900	128
Peabody Energy Corp.	10,700	354
Pepco Holdings, Inc.	5,200	75
PepsiCo, Inc.	8,600	488
Pfizer, Inc.	36,000	573
Praxair, Inc.	5,200	407
Priceline.com, Inc. ‡	1,500	194
Principal Financial Group, Inc.	11,900	282
Procter & Gamble Co.	7,900	438
Qualcomm, Inc.	13,800	638
Quanta Services, Inc. ‡	8,500	198
Regal Beloit Corp.	2,100	97
Republic Services, Inc. -Class A	3,635	97
Ryder System, Inc.	5,500	193
Salesforce.com, Inc. ‡	5,900	256
SBA Communications Corp. -Class A ‡	5,300	138
Scotts Miracle-Gro Co. -Class A	1,800	70
Sempra Energy	5,300	278
Sherwin-Williams Co.	5,900	341
Smith International, Inc.	3,100	78
Solera Holdings, Inc. ‡	11,600	312
Southwestern Energy Co. ‡	13,200	547
Sprint Nextel Corp. ‡	52,000	208
SPX Corp.	1,400	74
Starent Networks Corp. ‡	6,300	151
Stericycle, Inc. ‡	2,700	137
Strayer Education, Inc.	1,100	234
Stryker Corp.	5,200	202
SYSCO Corp.	6,400	152
TD Ameritrade Holding Corp. ‡	14,300	265
Teradata Corp. ‡	7,800	192
Terra Industries, Inc.	2,600	76
Tetra Tech, Inc. ‡	4,500	136
Thermo Fisher Scientific, Inc. ‡	3,200	145
Union Pacific Corp.	8,300	477
United Technologies Corp.	3,000	163
UnitedHealth Group, Inc.	7,700	216
Urban Outfitters, Inc. ‡	5,500	132
Viacom, Inc. -Class B ‡	10,500	243
Visa, Inc. -Class A	9,700	635
VMware, Inc. -Class A ‡	11,500	371
Wells Fargo & Co.	16,500	404
Williams Cos., Inc.	18,400	307
WMS Industries, Inc. ‡	12,100	438
Wynn Resorts, Ltd. ‡	1,100	56
XTO Energy, Inc.	10,050	404
Zimmer Holdings, Inc. ‡	7,100	331
Total Common Stocks (cost $88,388)		87,650

	Principal
REPURCHASE AGREEMENT - 3.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $3,679, on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2011, and with a value of $3,756.	$3,679	3,679
Total Repurchase Agreement (cost $3,679)

Total Investment Securities (cost $92,448) #		91,849
Other Assets and Liabilities - Net		6,322

Net Assets		$98,171

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS: § (a)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX.NA.HY.9 5 Year Index	1.55%	06/20/2013	GST	—	$8,296	$(23)	$92	$(115)
Dow Jones CDX.NA.HY.11 5 Year Index	5.00%	12/20/2013	GST	—	4,524	(459)	(621)	162
Dow Jones CDX.NA.IG.12 5 Year Index	1.00%	06/20/2014	GST	—	2,000	(10)	(65)	55
Dow Jones CDX.NA.IG.12 5 Year Index	1.00%	06/20/2014	DUB	—	1,250	(6)	(12)	6
Dow Jones CDX.NA.IG.12 5 Year Index	1.00%	06/20/2014	GST	—	4,700	(23)	(60)	37
iTraxx Europe Crossover S9 Index	6.50%	06/20/2013	GST	EUR	3,675	(270)	240	(510)
iTraxx Europe Crossover S11 Index	1.85%	06/20/2014	GST	EUR	1,200	78	54	24
iTraxx Europe, Series 11, Version 1	1.85%	06/20/2014	GST	EUR	1,500	98	31	67
iTraxx Europe, Series 11, Version 1	1.85%	06/20/2014	GST	EUR	3,500	228	139	89
						$(387)	$(202)	$(185)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
6-Month CHF-LIBOR	3.25%	09/01/2018	GST	CHF	1,250	$(115)	$ ♦	$(115)
6-Month GBP-LIBOR	3.62%	06/03/2039	GST	GBP	700	(31)	—	(31)
6-Month JPY-LIBOR	2.57%	02/02/2037	GST	JPY	160,000	(145)	—	(145)
						$(291)	$ ♦	$(291)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
6-Month GBP-LIBOR	3.10%	01/22/2037	GST	GBP	1,000	$(197)	$—	$(197)

The notes are an integral part of this report.

4

FUTURES CONTRACTS:

Description	Contracts G	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year JGB Mini Index	133	09/09/2009	$(256)
10-Year U.S. Treasury Note	8	09/21/2009	(30)
AEX Index	8	08/21/2009	(29)
ASX SPI 200 Index	32	09/18/2009	(123)
CAC 40 10 Euro Index	63	08/21/2009	(275)
DAX Index	14	09/18/2009	(250)
DJ Euro STOXX 50 Index	1	09/18/2009	1
Euro Bund	71	09/08/2009	300
FTSE 100 Index	169	09/18/2009	(786)
FTSE MIB Index	2	09/18/2009	22
IBEX 35 Index	1	08/21/2009	(16)
MSCI Taiwan Index	86	08/28/2009	29
Nikkei 225 Index	12	09/11/2009	58
OMX 30 Index	9	08/21/2009	(11)
S&P 500 Index	10	09/17/2009	(95)
S&P Midcap 400 E-Mini Index	162	09/18/2009	(524)
SGX MSCI Singapore Index	3	08/28/2009	4
			$(1,981)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(3,185)	10/21/2009	$(2,535)	$(112)
Euro	(12,995)	10/21/2009	(18,339)	(184)
Hong Kong Dollar	(7,185)	10/21/2009	(928)	♦
Japanese Yen	(246,700)	10/21/2009	(2,640)	31
Malaysian Ringgit	8,459	09/02/2009	2,410	(12)
Malaysian Ringgit	(1,579)	09/02/2009	(449)	2
Mexican Peso	12,300	10/21/2009	894	27
Norwegian Krone	(2,680)	10/21/2009	(431)	(5)
Pound Sterling	(10,670)	10/21/2009	(17,515)	(305)
Pound Sterling	(785)	10/21/2009	(1,282)	(29)
Pound Sterling	(240)	10/21/2009	(396)	(5)
Republic of Korea Won	1,218,000	09/02/2009	963	30
Russian Ruble	(12,955)	09/02/2009	(419)	11
Swedish Krona	44,350	10/21/2009	5,677	471
Swiss Franc	(4,880)	10/21/2009	(4,542)	(29)
Taiwan Dollar	82,600	09/02/2009	2,553	(28)
				$(137)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Norwegian Krone	$12,003	10/21/2009	$45
Sell	Pound Sterling	(1,160)	10/21/2009	(28)
				$17

The notes are an integral part of this report.

5

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	9.4%	$8,552
Pharmaceuticals	5.5	4,907
Commercial Banks	4.7	4,394
Software	4.1	3,745
Wireless Telecommunication Services	3.4	3,163
Insurance	3.3	2,990
Food Products	3.1	2,850
Metals & Mining	3.0	2,842
Health Care Equipment & Supplies	3.0	2,759
Computers & Peripherals	3.0	2,729
Hotels, Restaurants & Leisure	2.8	2,595
Media	2.6	2,419
Diversified Financial Services	2.5	2,235
Specialty Retail	2.4	2,216
Machinery	2.4	2,207
Chemicals	2.4	2,205
Health Care Providers & Services	2.3	2,123
Energy Equipment & Services	2.3	2,093
Communications Equipment	2.3	1,975
IT Services	2.1	1,942
Capital Markets	2.1	1,938
Semiconductors & Semiconductor Equipment	1.9	1,708
Beverages	1.6	1,491
Household Products	1.6	1,452
Air Freight & Logistics	1.6	1,432
Electric Utilities	1.4	1,327
Trading Companies & Distributors	1.2	1,166
Road & Rail	1.2	1,071
Aerospace & Defense	1.1	993
Industrial Conglomerates	1.1	953
Internet & Catalog Retail	1.0	910
Real Estate Management & Development	0.9	908
Electronic Equipment & Instruments	0.9	903
Automobiles	0.9	869
Internet Software & Services	0.9	790
Diversified Telecommunication Services	0.8	728
Building Products	0.7	701
Biotechnology	0.7	676
Multi-Utilities	0.7	631
Electrical Equipment	0.7	630
Commercial Services & Supplies	0.6	605
Household Durables	0.6	564
Personal Products	0.5	474
Life Sciences Tools & Services	0.5	459
Auto Components	0.5	445
Diversified Consumer Services	0.5	443
Office Electronics	0.4	351
Consumer Finance	0.4	348
Multiline Retail	0.3	324
Textiles, Apparel & Luxury Goods	0.3	312
Airlines	0.3	269
Real Estate Investment Trusts	0.3	246
Construction & Engineering	0.3	245
Construction Materials	0.3	235
Professional Services	0.2	177
Food & Staples Retailing	0.2	152
Independent Power Producers & Energy Traders	0.1	127

The notes are an integral part of this report.

6

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value
Distributors	0.1%	$113
Paper & Forest Products	0.0	52
Containers & Packaging	0.0	11
Investment Securities, at Value	96.0	88,170
Short-Term Investments	4.0	3,679
Total Investments	100.0%	$91,849

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
§	Illiquid. Illiquid derivatives aggregated to $(875), or (0.9)%, of the Fund’s net assets.
♦	Value and/or principal is less than $1 or ($1).
#

Aggregate cost for federal income tax purposes is $92,448. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,210 and $10,809, respectively. Net unrealized depreciation for tax purposes is $599.

G	Contract amounts are not in thousands.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	Cash in the amount of $2,780 has been segregated with the broker to cover margin requirements for open swap contracts.

DEFINITIONS:

ADR	American Depositary Receipt
CDX	A series of indices that track North American and emerging market credit derivative indices.
CHF	Swiss Franc
DUB	Deutsche Bank AG
EUR	Euro
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
HY	High Yield
IG	Investment Grade
JPY	Japanese Yen
LIBOR	London Interbank Offered Rates
NA	North American
REIT	Real Estate Investment Trust (includes domestic and foreign)

The notes are an integral part of this report.

7

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,787	$—	$—	$11,787
Equities - Consumer Staples	6,419	—	—	6,419
Equities - Energy	10,649	—	—	10,649
Equities - Financials	13,057	—	—	13,057
Equities - Health Care	10,345	—	—	10,345
Equities - Industrials	10,447	—	—	10,447
Equities - Information Technology	14,143	—	—	14,143
Equities - Materials	5,077	—	269	5,346
Equities - Telecommunication Services	3,891	—	—	3,891
Equities - Utilities	2,086	—	—	2,086
Cash & Cash Equivalent - Repurchase Agreement	—	3,679	—	3,679
Total	$87,901	$3,679	$269	$91,849

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(120)	$—	$(120)
Interest Rate Swap	—	(488)	—	(488)
Credit Default Swap	—	(185)	—	(185)
Futures Contracts	(2,251)	270	—	(1,981)
Total	$(2,251)	$(523)	$—	$(2,774)

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Foreign Equity - Materials	$—	$262	$—	$—	$7	$—	$269

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

8

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	246,800	$13,670
Air Freight & Logistics - 2.5%
FedEx Corp.	252,000	17,096
Auto Components - 2.0%
BorgWarner, Inc.	173,100	5,745
Johnson Controls, Inc.	295,100	7,637
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc. ‡	171,100	4,211
PepsiCo, Inc.	156,800	8,898
Capital Markets - 4.0%
Bank of New York Mellon Corp.	455,755	12,460
Morgan Stanley	533,800	15,214
Chemicals - 0.7%
Air Products & Chemicals, Inc.	66,400	4,953
Commercial Banks - 3.4%
City National Corp.	106,000	4,181
Wells Fargo & Co.	770,800	18,853
Computers & Peripherals - 4.4%
Hewlett-Packard Co.	326,100	14,120
Seagate Technology, Inc.	1,329,600	16,009
Consumer Finance - 1.4%
Discover Financial Services	828,300	9,840
Diversified Financial Services - 5.1%
JPMorgan Chase & Co.	896,400	34,646
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	884,700	23,206
Electric Utilities - 5.8%
American Electric Power Co., Inc.	449,100	13,904
Exelon Corp.	309,000	15,716
Pepco Holdings, Inc.	690,800	9,934
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	355,900	14,414
Halliburton Co.	283,200	6,256
Noble Corp.	215,300	7,290
Health Care Equipment & Supplies - 2.9%
Covidien PLC	539,400	20,395
Health Care Providers & Services - 2.0%
Medco Health Solutions, Inc. ‡	121,200	6,407
UnitedHealth Group, Inc.	251,300	7,051
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	411,600	11,521
Household Durables - 1.1%
Fortune Brands, Inc.	182,100	7,206
Household Products - 1.4%
Procter & Gamble Co.	176,900	9,820
Industrial Conglomerates - 4.8%
General Electric Co.	2,443,800	32,746
Insurance - 4.7%
ACE, Ltd.	142,300	6,981
Aflac, Inc.	202,700	7,674
MetLife, Inc.	279,100	9,476
Principal Financial Group, Inc.	341,100	8,084
Machinery - 4.1%
Illinois Tool Works, Inc.	362,200	14,688
PACCAR, Inc.	387,600	13,430
Media - 5.4%
Comcast Corp. -Class A	1,205,700	17,916
Interpublic Group of Cos., Inc. ‡	1,456,600	7,589
Omnicom Group, Inc.	345,600	11,750
Multi-Utilities - 2.6%
MDU Resources Group, Inc.	372,500	7,498
Sempra Energy	192,500	10,093
Oil, Gas & Consumable Fuels - 16.3%
Anadarko Petroleum Corp.	252,200	12,156
Chevron Corp.	344,600	23,938
Exxon Mobil Corp.	213,800	15,049
Hess Corp.	237,100	13,088
Marathon Oil Corp.	532,400	17,170
Peabody Energy Corp.	385,400	12,761
Ultra Petroleum Corp. ‡	236,000	10,412
Williams Cos., Inc.	422,200	7,047
Pharmaceuticals - 5.3%
Merck & Co., Inc.	309,100	9,276
Pfizer, Inc.	1,693,200	26,973
Road & Rail - 2.6%
Burlington Northern Santa Fe Corp.	126,800	9,966
Ryder System, Inc.	214,700	7,542
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. ‡	1,643,863	6,575
Total Common Stocks (cost $781,147)		660,531

INVESTMENT COMPANY - 1.6%
Capital Markets - 1.6%
SPDR Trust -Series T	112,000	11,067
Total Investment Company (cost $9,712)

	Principal
REPURCHASE AGREEMENT - 1.5%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $10,396 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $10,604.	$10,396	10,396
Total Repurchase Agreement (cost $10,396)

Total Investment Securities (cost $801,255) #		681,994
Other Assets and Liabilities - Net		1,319

Net Assets		$683,313

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $801,255. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,298 and $154,559, respectively. Net unrealized depreciation for tax purposes is $119,261.

DEFINITION:

SPDR	Standard & Poor’s Depository Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$89,758	$—	$—	$89,758
Equities - Consumer Staples	22,929	—	—	22,929
Equities - Energy	139,582	—	—	139,582
Equities - Financials	127,409	—	—	127,409
Equities - Health Care	49,707	—	—	49,707
Equities - Industrials	109,138	—	—	109,138
Equities - Information Technology	30,129	—	—	30,129
Equities - Materials	4,953	—	—	4,953
Equities - Telecommunication Services	29,781	—	—	29,781
Equities - Utilities	57,145	—	—	57,145
Investment Company - Financials	11,067	—	—	11,067
Cash & Cash Equivalent - Repurchase Agreement	—	10,396	—	10,396
Total	$671,598	$10,396	$—	$681,994

The notes are an integral part of this report.

2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bond
3.50%, 02/15/2039	$165	$143
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	122	114
2.50%, 01/15/2029	124	130
Total U.S. Government Obligations (cost $362)		387

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
4.73%, 10/01/2035 *	297	309
5.00%, 05/01/2018- 03/01/2036	797	820
5.50%, 07/01/2019- 01/01/2038	175	183
6.00%, 08/01/2036- 12/01/2037	616	645
Freddie Mac
5.00%, 04/01/2018- 10/15/2030	328	341
5.50%, 09/01/2018- 11/01/2018	124	130
5.53%, 09/01/2037 *	325	342
Total U.S. Government Agency Obligations (cost $2,684)		2,770

MORTGAGE-BACKED SECURITIES - 2.6%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037-144A	155	141
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A	48	45
Series 2009-RR6, Class 2A1
08/26/2035 -144A * Ə	55	53
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	115	113
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.58%, 12/26/2037-144A	56	50
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	51	48
Series 2009-R7, Class 12A1
5.50%, 08/26/2036-144A	56	51
Series 2009-R9, Class 1A1
5.84%, 12/31/2049-144A	59	54
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	150	149
Total Mortgage-Backed Securities (cost $709)		704

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
Metropolitan Transportation Authority
7.34%, 11/15/2039	71	83
Total Municipal Government Obligation (cost $71)

CORPORATE DEBT SECURITIES - 25.1%
Airlines - 0.7%
Continental Airlines, Inc.
7.49%, 10/02/2010	75	71
9.00%, 07/08/2016	35	35
Delta Air Lines, Inc.
7.57%, 11/18/2010	85	83
Auto Components - 0.4%
Johnson Controls, Inc.
5.25%, 01/15/2011	104	106
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	80	101
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
1.06%, 03/22/2016 *	120	107
Chemicals - 1.8%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A	50	55
Cytec Industries, Inc.
8.95%, 07/01/2017	50	53
Dow Chemical Co.
8.55%, 05/15/2019	115	125
Lubrizol Corp.
8.88%, 02/01/2019	100	122
Nalco Co.
8.25%, 05/15/2017 -144A	52	54
Yara International ASA
7.88%, 06/11/2019 -144A	55	59
Commercial Banks - 2.0%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	96	111
Morgan Stanley
6.00%, 05/13/2014	120	128
National City Bank
0.98%, 12/15/2016 *	135	112
Wachovia Corp.
0.83%, 10/28/2015 *	140	116
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ■	70	63
Construction Materials - 1.2%
CRH America, Inc.
5.30%, 10/15/2013	100	98
Lafarge SA
6.15%, 07/15/2011	125	129
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	110	114
Consumer Finance - 0.3%
Discover Financial Services
1.17%, 06/11/2010 *	95	91
Containers & Packaging - 0.5%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A	58	58
Rexam PLC
6.75%, 06/01/2013 -144A	95	94
Diversified Financial Services - 2.9%
Bank of America Corp.
0.91%, 06/15/2016 *	205	169
Bear Stearns Cos., LLC
7.25%, 02/01/2018	103	115
Citigroup, Inc.
0.94%, 05/18/2011 *	110	103
Glencore Funding LLC
6.00%, 04/15/2014 -144A	80	71
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	110	107
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	105	102
Pemex Finance, Ltd.
9.03%, 02/15/2011	88	95
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Group SA
6.00%, 10/01/2012	110	110

The notes are an integral part of this report.

1

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Energy Equipment & Services - 0.6%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	$60	$70
Weatherford International, Ltd.
7.00%, 03/15/2038	80	83
Food & Staples Retailing - 0.6%
Ingles Market, Inc.
8.88%, 05/15/2017 -144A	55	56
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	100	100
Food Products - 0.8%
Lorillard, Inc.
8.13%, 06/23/2019	47	51
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	67	68
Michael Foods, Inc.
8.00%, 11/15/2013	90	91
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	75	85
Hotels, Restaurants & Leisure - 0.8%
Host Hotels & Resorts, LP
7.00%, 08/15/2012	55	54
International Game Technology
7.50%, 06/15/2019	100	107
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	70	70
Household Durables - 0.4%
Whirlpool Corp.
8.00%, 05/01/2012	102	107
Insurance - 0.6%
MetLife, Inc.
5.38%, 12/15/2012	96	99
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ■ Ž	120	54
Leisure Equipment & Products - 0.4%
Hasbro, Inc.
6.30%, 09/15/2017	115	112
Media - 0.5%
Time Warner Cable, Inc.
6.75%, 07/01/2018	125	139
Metals & Mining - 1.6%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	106	121
ArcelorMittal
5.38%, 06/01/2013	130	132
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	100	118
Xstrata Canada Corp.
7.35%, 06/05/2012	55	56
Multiline Retail - 0.4%
Best Buy Co., Inc.
6.75%, 07/15/2013	100	105
Multi-Utilities - 0.7%
Black Hills Corp.
9.00%, 05/15/2014	55	61
Sempra Energy
9.80%, 02/15/2019	105	134
Oil, Gas & Consumable Fuels - 2.0%
Energy Transfer Partners, LP
9.70%, 03/15/2019	75	94
GAZ Capital SA
8.13%, 07/31/2014 -144A	80	81
Petrobras International Finance Co.
7.88%, 03/15/2019	55	61
PetroHawk Energy Corp.
9.13%, 07/15/2013	100	103
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	115	119
Talisman Energy, Inc.
7.75%, 06/01/2019	75	88
Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA
8.63%, 08/15/2010	171	180
Weyerhaeuser Co.
6.75%, 03/15/2012	100	102
Real Estate Investment Trusts - 1.8%
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	100	103
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	130	107
Simon Property Group, Inc.
10.35%, 04/01/2019	95	114
Wea Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	168	169
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	20	19
6.30%, 06/01/2013	91	85
Road & Rail - 0.7%
Erac USA Finance Co.
8.00%, 01/15/2011 -144A	105	106
Hertz Corp.
8.88%, 01/01/2014	75	72
Specialty Retail - 0.5%
Staples, Inc.
9.75%, 01/15/2014	115	135
Total Corporate Debt Securities (cost $6,393)		6,768

	Shares
COMMON STOCKS - 59.3%
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. -Class B	3,200	172
Auto Components - 2.2%
BorgWarner, Inc.	18,153	602
Automobiles - 1.5%
Harley-Davidson, Inc.	17,940	405
Capital Markets - 4.6%
BlackRock, Inc. -Class A	2,195	419
Blackstone Group, LP	30,505	343
Credit Suisse Group AG ADR	6,700	317
Eaton Vance Corp.	6,000	172
Chemicals - 2.0%
Praxair, Inc.	7,200	563
Commercial Banks - 0.7%
SunTrust Banks, Inc.	9,600	187
Communications Equipment - 1.2%
Qualcomm, Inc.	6,740	311
Computers & Peripherals - 3.1%
Apple, Inc. ‡	2,095	342
International Business Machines Corp.	4,270	505
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. ‡	5,418	222

The notes are an integral part of this report.

2

	Shares	Value
Diversified Financial Services - 2.2%
JPMorgan Chase & Co.	15,500	$599
Electrical Equipment - 1.2%
Cooper Industries, Ltd. -Class A	9,995	329
Electronic Equipment & Instruments - 1.1%
Tyco Electronics, Ltd.	13,700	294
Food Products - 0.6%
Kraft Foods, Inc. -Class A	5,600	159
Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	8,423	549
Household Products - 2.8%
Colgate-Palmolive Co.	6,500	471
Kimberly-Clark Corp.	5,000	292
IT Services - 0.6%
Automatic Data Processing, Inc.	4,000	149
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc. ‡	12,000	543
Machinery - 0.8%
Caterpillar, Inc.	5,100	225
Media - 1.8%
Walt Disney Co.	19,600	492
Metals & Mining - 1.4%
Vale SA -Class B ADR	18,500	365
Multiline Retail - 1.2%
Target Corp.	7,385	322
Multi-Utilities - 0.8%
Dominion Resources, Inc.	6,000	203
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	11,000	530
BP PLC ADR	6,435	322
Exxon Mobil Corp.	7,900	556
XTO Energy, Inc.	15,000	604
Paper & Forest Products - 1.7%
Weyerhaeuser Co.	12,890	452
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	7,820	170
Teva Pharmaceutical Industries, Ltd. ADR	11,115	593
Professional Services - 1.3%
Robert Half International, Inc.	14,060	349
Real Estate Investment Trusts - 1.2%
Plum Creek Timber Co., Inc.	10,400	325
Road & Rail - 2.5%
Union Pacific Corp.	11,400	655
Software - 2.1%
Oracle Corp.	17,500	387
Symantec Corp. ‡	12,605	188
Specialty Retail - 2.9%
Gap, Inc.	24,790	406
Home Depot, Inc.	15,500	402
Textiles, Apparel & Luxury Goods - 0.7%
Nike, Inc. -Class B	3,100	176
Tobacco - 1.3%
Philip Morris International, Inc.	7,583	353
Total Common Stocks (cost $14,212)		16,020

	Principal
PREFERRED CORPORATE DEBT SECURITY - 0.4%
Commercial Banks - 0.4%
Rabobank Nederland NV
11.00%, 06/30/2019 144A ■ Ž	$95	111
Total Preferred Corporate Debt Security (cost $100)

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $328, on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 07/17/2015, and with a value of $338.	328	328
Total Repurchase Agreement (cost $328)

Total Investment Securities (cost $24,859) #		27,171
Other Assets and Liabilities - Net		(173)

Net Assets		$26,998

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ə	Security is fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 07/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $24,859. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,140 and $828, respectively. Net unrealized appreciation for tax purposes is $2,312.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $2,641, or 9.78%, of the Fund’s net assets.

ADR	American Depositary Receipt

The notes are an integral part of this report

3

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$2,805	$—	$—	$2,805
Equities - Consumer Staples	1,275	—	—	1,275
Equities - Energy	2,012	—	—	2,012
Equities - Financials	2,362	—	—	2,362
Equities - Health Care	1,855	—	—	1,855
Equities - Industrials	1,952	—	—	1,952
Equities - Information Technology	2,176	—	—	2,176
Equities - Materials	1,380	—	—	1,380
Equities - Utilities	203	—	—	203
Fixed Income - Consumer Discretionary	—	656	—	656
Fixed Income - Consumer Staples	—	746	—	746
Fixed Income - Energy	—	699	—	699
Fixed Income - Financials	—	2,351	—	2,351
Fixed Income - Industrials	—	539	—	539
Fixed Income - Information Technology	—	110	—	110
Fixed Income - Materials	—	1,498	—	1,498
Fixed Income - Mortgage-Backed Security	—	704	—	704
Fixed Income - Municipal Government Obligation	—	83	—	83
Fixed Income - U.S. Government Agency Obligation	—	2,770	—	2,770
Fixed Income - U.S. Government Obligation	—	387	—	387
Fixed Income - Utilities	—	280	—	280
Cash & Cash Equivalent - Repurchase Agreement	—	328	—	328
Total	$16,020	$11,151	$—	$27,171

The notes are an integral part of this report.

4

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 73.2%
Argentina - 2.3%
Republic of Argentina
0.94%, 08/03/2012 *	$19,407	$4,998
1.68%, 08/03/2009 STRIPS	10,337	1,240
8.28%, 12/31/2033	3,676	2,141
Belize - 0.1%
Republic of Belize
4.25%, 02/20/2029 Ђ	792	420
Brazil - 11.4%
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/2018 -144A	4,300	4,381
Republic of Brazil
5.88%, 01/15/2019	4,000	4,096
7.13%, 01/20/2037	970	1,068
8.00%, 01/15/2018	7,519	8,496
8.88%, 10/14/2019 - 04/15/2024	4,833	5,970
10.00%, 08/07/2011	3,200	3,707
10.50%, 07/14/2014	2,580	3,264
11.00%, 08/17/2040	8,170	10,682
Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 01/15/2015	1,263	1,361
Colombia - 4.2%
Republic of Colombia
7.38%, 03/18/2019	7,620	8,268
11.75%, 02/25/2020	5,160	6,992
Cote d’Ivoire - 0.2%
Republic of Ivory Coast
4.00%, 03/31/2018 Џ	3,495	909
Ecuador - 0.5%
Republic of Ecuador
9.38%, 12/15/2015 Reg S	2,360	1,832
Georgia - 0.3%
Republic of Georgia
7.50%, 04/15/2013	1,290	1,072
Ghana - 0.7%
Republic of Ghana
8.50%, 10/04/2017 -144A	2,596	2,460
Indonesia - 4.4%
Republic of Indonesia
6.88%, 01/17/2018 -144A	3,710	3,766
6.88%, 01/17/2018 Reg S	1,740	1,796
7.75%, 01/17/2038 -144A	8,531	8,274
7.75%, 01/17/2038	2,143	2,180
Korea, Republic of - 0.4%
Republic of Korea
5.75%, 04/16/2014	1,220	1,282
Mexico - 5.9%
Mexico Government International Bond
5.63%, 01/15/2017	5,590	5,702
United Mexican States
5.95%, 03/19/2019	3,712	3,779
6.75%, 09/27/2034	11,537	11,883
Pakistan - 0.4%
Republic of Pakistan
6.88%, 06/01/2017	940	658
7.13%, 03/31/2016 -144A	360	266
7.13%, 03/31/2016	830	618
Panama - 1.9%
Republic of Panama
7.13%, 01/29/2026	1,690	1,758
8.88%, 09/30/2027	1,694	2,075
9.38%, 04/01/2029	2,560	3,225
Peru - 4.6%
Republic of Peru
7.13%, 03/30/2019	5,890	6,411
8.75%, 11/21/2033	8,481	10,368
Philippines - 4.4%
Republic of the Philippines
8.38%, 06/17/2019	1,841	2,126
8.88%, 03/17/2015	3,086	3,580
9.00%, 02/15/2013	7,000	8,032
9.50%, 02/02/2030	1,796	2,241
Poland - 1.3%
Republic of Poland
6.38%, 07/15/2019	4,730	4,899
Qatar - 0.4%
State of Qatar
9.75%, 06/15/2030	1,220	1,629
Russian Federation - 7.8%
Russian Federation
7.50%, 03/31/2030 Ђ	21,786	22,026
12.75%, 06/24/2028	4,470	6,515
Sri Lanka - 0.2%
Republic of Sri Lanka
8.25%, 10/24/2012	600	571
Turkey - 11.2%
Republic of Turkey
6.88%, 03/17/2036	6,054	5,751
7.00%, 09/26/2016	13,500	14,107
7.50%, 07/14/2017	6,224	6,590
8.00%, 02/14/2034	1,579	1,705
11.00%, 01/14/2013	8,042	9,550
11.88%, 01/15/2030	1,951	3,048
Ukraine - 2.5%
Republic of Ukraine
6.58%, 11/21/2016	8,546	5,983
6.75%, 11/14/2017	120	84
7.65%, 06/11/2013	3,796	3,137
Uruguay - 0.3%
Republic of Uruguay
8.00%, 11/18/2022	953	1,024
Venezuela - 7.4%
Republic of Venezuela
5.75%, 02/26/2016 Reg S	3,400	2,006
7.00%, 03/31/2038	2,907	1,490
7.65%, 04/21/2025	4,700	2,703
9.00%, 05/07/2023	1,100	710
9.25%, 09/15/2027 - 05/07/2028	18,383	12,566
10.75%, 09/19/2013	8,680	7,378
Total Foreign Government Obligations (cost $253,795)		266,849

The notes are an integral part of this report.

1

	Principal	Value
CORPORATE DEBT SECURITIES - 10.1%
Chile - 1.0%
Empresa Nacional del Petroleo
6.75%, 11/15/2012 -144A	$500	$534
6.75%, 11/15/2012 Reg S	2,810	3,003
Korea, Republic of - 1.3%
Export-Import Bank of Korea
5.88%, 01/14/2015	2,990	3,013
Korea Development Bank
8.00%, 01/23/2014	1,460	1,608
Luxembourg - 2.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 -144A	1,527	1,374
7.18%, 05/16/2013 Reg S	450	453
7.18%, 05/16/2013 -144A	4,130	4,125
TNK-BP Finance SA
7.88%, 03/13/2018 -144A	4,769	4,340
Mexico - 0.5%
Pemex Project Funding Master Trust
8.63%, 12/01/2023 Ђ	1,750	1,934
Netherlands - 2.8%
Intergas Finance BV
6.38%, 05/14/2017 Reg S	900	698
Kazmunaigaz Finance BV
9.13%, 07/02/2018 -144A	9,600	8,783
Pindo Deli Finance BV
Zero Coupon, 04/28/2025 Reg S §	1,500	15
Zero Coupon, 04/28/2025 -144A § *	9,415	94
2.51%, 04/28/2018 Reg S § *	1,797	205
2.51%, 04/28/2018 -144A § * Џ	150	16
Tjiwi Kimia Finance BV
Zero Coupon, 04/28/2027 -144A §	1,045	10
2.51%, 04/28/2015 Reg S § * Џ	1,837	219
2.51%, 04/28/2018 -144A § *	2,148	237
4.94%, 04/28/2027 Reg S	1,500	15
Trinidad and Tobago - 0.7%
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, 01/15/2036 -144A	2,406	1,828
6.05%, 01/15/2036 Reg S	1,000	760
United States - 1.0%
Pemex Project Funding Master Trust
9.13%, 10/13/2010	3,400	3,664
Total Corporate Debt Securities (cost $45,855)		36,928

REPURCHASE AGREEMENT - 12.1%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $44,085 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/16/2010, and with a value of $44,970.	44,085	44,085
Total Repurchase Agreement (cost $44,085)

Total Investment Securities (cost $343,735) #		347,862
Other Assets and Liabilities - Net		16,702

Net Assets		$364,564

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	139	09/21/2009	$74

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	76.7%	$266,849
Oil, Gas & Consumable Fuels	5.3	17,918
Commercial Banks	3.0	10,573
Diversified Financial Services	1.9	6,928
Paper & Forest Products	0.2	811
Gas Utilities	0.2	698
Investment Securities, at Value	87.3	303,777
Short-Term Investments	12.7	44,085
Total Investments	100.0%	$347,862

The notes are an integral part of this report.

2

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
§	Illiquid. These securities aggregated to $796, or 0.22%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $343,735. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,978 and $14,851, respectively. Net unrealized appreciation for tax purposes is $4,127.

Г	Contract amounts are not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $40,488, or 11.11%, of the Fund’s net assets.

OJSC	Open Joint Stock Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Energy	$—	$17,918	$—	$17,918
Fixed Income - Financials	—	17,501	—	17,501
Fixed Income - Foreign Government Obligation	—	266,849	—	266,849
Fixed Income - Materials	—	811	—	811
Fixed Income - Utilities	—	698	—	698
Cash & Cash Equivalent - Repurchase Agreement	—	44,085	—	44,085
Total	$—	$347,862	$—	$347,862

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$74	$—	$74

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

3

Transamerica Van Kampen Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Air Freight & Logistics - 4.3%
CH Robinson Worldwide, Inc.	76,694	$4,182
Expeditors International of Washington, Inc.	159,109	5,399
Capital Markets - 2.3%
Calamos Asset Management, Inc. -Class A	132,173	1,819
Greenhill & Co., Inc.	41,180	3,101
Chemicals - 3.8%
Intrepid Potash, Inc. ‡	105,963	2,677
Nalco Holding Co.	188,327	3,331
Rockwood Holdings, Inc. ‡	134,089	2,403
Commercial Services & Supplies - 1.0%
Covanta Holding Corp. ‡	129,168	2,182
Computers & Peripherals - 1.9%
Teradata Corp. ‡	168,834	4,148
Construction & Engineering - 1.2%
Aecom Technology Corp. ‡	78,842	2,554
Construction Materials - 3.1%
Martin Marietta Materials, Inc.	57,918	4,985
Texas Industries, Inc.	36,250	1,649
Distributors - 2.8%
Li & Fung, Ltd.	2,050,000	6,044
Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group ADR ‡	51,703	3,800
Strayer Education, Inc.	12,309	2,614
Diversified Financial Services - 4.6%
IntercontinentalExchange, Inc. ‡	36,843	3,465
Leucadia National Corp. ‡	220,430	5,401
Moody’s Corp.	59,818	1,420
Health Care Equipment & Supplies - 3.8%
Gen-Probe, Inc. ‡	70,089	2,602
Intuitive Surgical, Inc. ‡	11,869	2,698
Mindray Medical International, Ltd. ADR	100,053	2,973
Hotels, Restaurants & Leisure - 8.7%
Ctrip.com International, Ltd. ADR ‡	131,788	6,755
Las Vegas Sands Corp. ‡	193,827	1,812
Starbucks Corp. ‡	305,196	5,403
Wynn Resorts, Ltd. ‡	104,049	5,324
Household Durables - 3.0%
Gafisa SA ADR	100,961	2,585
Mohawk Industries, Inc. ‡	30,411	1,569
NVR, Inc. ‡	3,911	2,351
Industrial Conglomerates - 1.1%
BYD Co., Ltd. -Class H ‡	425,200	2,354
Internet & Catalog Retail - 3.4%
NetFlix, Inc. ‡	34,752	1,527
priceline.com, Inc. ‡	44,755	5,801
Internet Software & Services - 9.8%
Alibaba.com, Ltd. ‡	2,011,700	4,620
Baidu, Inc. ADR ‡	22,676	7,895
Equinix, Inc. ‡	29,825	2,438
Tencent Holdings, Ltd.	475,000	6,411
IT Services - 2.2%
Redecard SA	324,126	4,821
Life Sciences Tools & Services - 5.4%
Illumina, Inc. ‡	191,632	6,925
Techne Corp.	77,058	4,918
Media - 2.2%
Discovery Communications, Inc. -Series C ‡	96,638	2,165
Groupe Aeroplan, Inc.	278,291	2,534
Multiline Retail - 0.9%
Sears Holdings Corp. ‡	28,323	1,879
Oil, Gas & Consumable Fuels - 9.9%
PetroHawk Energy Corp. ‡	75,631	1,836
Range Resources Corp.	40,465	1,878
Southwestern Energy Co. ‡	223,667	9,267
Ultra Petroleum Corp. ‡	194,186	8,567
Pharmaceuticals - 1.5%
Allergan, Inc.	50,889	2,719
Ironwood Pharmaceutical ‡ § Ə ∞	54,887	659
Professional Services - 2.9%
Corporate Executive Board Co.	80,645	1,515
IHS, Inc. -Class A ‡	64,554	3,223
Monster Worldwide, Inc. ‡	115,780	1,509
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. -Class A	182,155	3,833
Software - 3.6%
Autodesk, Inc. ‡	132,192	2,883
Salesforce.com, Inc. ‡	115,638	5,012
Specialty Retail - 1.0%
Abercrombie & Fitch Co. -Class A	79,074	2,261
Wireless Telecommunication Services - 1.5%
Millicom International Cellular SA ‡	19,007	1,409
NII Holdings, Inc. ‡	85,231	1,962
Total Common Stocks (cost $195,793)		198,067

	Principal
REPURCHASE AGREEMENT - 9.5%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $20,734 on 08/03/2009. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/03/2011, and with a value of $21,154.	$20,734	20,734
Total Repurchase Agreement (cost $20,734)

Total Investment Securities (cost $216,527) #		218,801
Other Assets and Liabilities - Net		(243)

Net Assets		$218,558

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. This security aggregated to $659, or 0.30%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $216,527. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,833 and $20,559, respectively. Net unrealized appreciation for tax purposes is $2,274.

∞	Restricted security. The Fund owned the following security (representing less than 0.30% of net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price
Ironwood Pharmaceutical	09/11/2008	54,887	$659	$659	$12.00

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$54,424	$—	$—	$54,424
Equities - Energy	21,548	—	—	21,548
Equities - Financials	19,039	—	—	19,039
Equities - Health Care	22,836	—	659	23,495
Equities - Industrials	27,902	—	—	27,902
Equities - Information Technology	38,228	—	—	38,228
Equities - Materials	10,060	—	—	10,060
Equities - Telecommunication Services	3,371	—	—	3,371
Cash & Cash Equivalent - Repurchase Agreement	—	20,734	—	20,734
Total	$197,408	$20,734	$659	$218,801

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Health Care	$659	$—	$—	$—	$—	$—	$659

The notes are an integral part of this report.

2

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.3%
Biotechnology - 0.3%
Pacific Bioscience ▲ ‡ § Ə ∞	63,479	$355
IT Services - 0.9%
Ning, Inc. ▲ ‡ § Ə ∞	108,208	953
Pharmaceuticals - 1.1%
Microbia, Inc., 8.00% ▲ Ə	96,357	1,156
Total Preferred Stocks (cost $1,820)		2,464

COMMON STOCKS - 90.1%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. ‡	71,566	1,665
Capital Markets - 7.8%
Capital Southwest Corp.	3,602	296
GLG Partners, Inc.	140,247	565
Greenhill & Co., Inc.	60,029	4,522
Riskmetrics Group, Inc. ‡	166,019	3,028
Chemicals - 2.2%
Intrepid Potash, Inc. ‡	51,795	1,309
Rockwood Holdings, Inc. ‡	57,265	1,026
Construction Materials - 5.1%
Eagle Materials, Inc.	108,202	2,954
Texas Industries, Inc.	58,688	2,670
Distributors - 0.5%
Integrated Distribution Services Group, Ltd.	380,000	564
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group ADR ‡	19,396	1,426
Diversified Financial Services - 0.9%
Climate Exchange PLC ‡	16,994	264
Pico Holdings, Inc. ‡	24,866	754
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. ‡	157,015	1,302
Electric Utilities - 2.0%
Brookfield Infrastructure Partners, LP	166,974	2,221
Health Care Technology - 2.9%
Athenahealth, Inc. ‡	84,929	3,137
Hotels, Restaurants & Leisure - 10.8%
Ambassadors Group, Inc.	81,139	1,257
BJ’s Restaurants, Inc. ‡	82,807	1,332
Ctrip.com International, Ltd. ADR ‡	64,405	3,300
Gaylord Entertainment Co. ‡	31,853	455
Las Vegas Sands Corp. ‡	113,982	1,066
Mandarin Oriental International, Ltd.	496,288	635
PF Chang’s China Bistro, Inc. ‡	90,915	3,082
Vail Resorts, Inc. ‡	15,435	442
Household Durables - 3.6%
Brookfield Incorporacoes SA	410,737	1,310
Gafisa SA ADR	76,652	1,963
iRobot Corp. ‡	55,863	626
Insurance - 2.0%
Greenlight Capital Re, Ltd. -Class A ‡	117,191	2,148
Internet & Catalog Retail - 4.3%
Blue Nile, Inc. ‡	85,362	3,946
DeNA Co., Ltd.	222	679
Internet Software & Services - 7.8%
Bankrate, Inc. ‡	26,140	750
Comscore, Inc. ‡	42,537	647
GSI Commerce, Inc. ‡	83,224	1,518
Mercadolibre, Inc. ‡	50,079	1,443
Opentable, Inc. ‡	41,960	1,246
Rediff.com India, Ltd. ADR ‡	63,915	192
SINA Corp. ‡	28,041	930
Vistaprint, Ltd. ‡	42,458	1,752
IT Services - 2.5%
Forrester Research, Inc. ‡	91,023	2,055
Information Services Group, Inc. ‡	188,600	658
Leisure Equipment & Products - 0.5%
Aruze Corp. ‡	69,900	554
Life Sciences Tools & Services - 4.4%
Techne Corp.	74,564	4,759
Machinery - 1.0%
Middleby Corp. ‡	22,104	1,081
Media - 4.5%
CKX, Inc. ‡	88,788	639
Interactive Data Corp.	39,362	895
Lakes Entertainment, Inc. ‡	55,865	211
Marvel Entertainment, Inc. ‡	76,625	3,032
Oil, Gas & Consumable Fuels - 4.4%
Carrizo Oil & Gas, Inc. ‡	35,354	672
Contango Oil & Gas Co. ‡	63,574	2,949
GMX Resources, Inc. ‡	102,601	1,193
Pharmaceuticals - 0.6%
Xenoport, Inc. ‡	29,839	606
Professional Services - 5.2%
Advisory Board Co. ‡	88,738	2,270
Corporate Executive Board Co.	32,670	614
Costar Group, Inc. ‡	76,214	2,799
Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	10,483	391
Market Leader, Inc. ‡	83,547	160
Semiconductors & Semiconductor Equipment - 3.5%
Tessera Technologies, Inc. ‡	134,625	3,782
Software - 3.8%
Blackboard, Inc. ‡	39,113	1,329
Longtop Financial Technologies, Ltd. ADR ‡	86,458	2,414
Netsuite, Inc. ‡	33,134	403
Specialty Retail - 1.8%
Citi Trends, Inc. ‡	68,344	1,996
Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. ‡	99,051	1,755
Transportation Infrastructure - 1.9%
Grupo Aeroportuario del Pacifico SAB de CV ADR	72,965	2,036
Total Common Stocks (cost $94,999)		97,675

The notes are an integral part of this report.

1

	Principal	Value
REPURCHASE AGREEMENT - 7.3%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $7,869 on 08/03/2009. Collateralized by various U.S. Government Agency Obligations, 2.88% - 3.63%, due 11/23/2010 - 08/15/2011, and with a value of $8,027.	$7,869	$7,869
Total Repurchase Agreement (cost $7,869)

Total Investment Securities (cost $104,688) #		108,008
Other Assets and Liabilities - Net		373

Net Assets		$108,381

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. These securities aggregated to $1,308, or 1.21%, of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $104,688. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,360 and $10,040, respectively. Net unrealized appreciation for tax purposes is $3,320.

∞	Restricted security. The Fund owned the following securities (representing 1.21% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price¥
Pacific Bioscience	07/11/2008	63,489	$444	$355	$5.60
NING Inc.	03/19/2008	108,208	774	953	8.81

¥ Price not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Biotechnology	$—	$—	$355	$355
Equities - Consumer Discretionary	31,165	—	—	31,165
Equities - Energy	4,814	—	—	4,814
Equities - Financials	12,128	—	—	12,128
Equities - Health Care	10,167	—	1,156	11,323
Equities - Industrials	8,800	—	—	8,800
Equities - Information Technology	20,421	—	953	21,374
Equities - Materials	7,959	—	—	7,959
Equities - Utilities	2,221	—	—	2,221
Cash & Cash Equivalent - Repurchase Agreement	—	7,869	—	7,869
Total	$97,675	$7,869	$2,464	$108,008

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2008	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 7/31/2009
Equities - Biotechnology	$444	$—	$—	$—	$(89)	$—	$355
Equities - Health Care	$1,140	$—	$—	$—	$16	$—	$1,156
Equities - Information Technology	$774	$—	$—	$—	$179	$—	$953
Total	$2,358	$—	$—	$—	$106	$—	$2,464

The notes are an integral part of this report.

2

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS

At July 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.7%
Mexico - 0.7%
Cemex SAB de CV, 4.00% 	1,174,112	$1,105
Total Convertible Preferred Stock (cost $1,006)

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
Copel Paranaease Energy, 3.40% 	46,600	712
VIVO Participacoes SA, 2.73% 	40,800	929
Total Preferred Stocks (cost $1,482)		1,641

COMMON STOCKS - 93.5%
Bermuda - 1.3%
Shangri-La Asia, Ltd.	1,260,000	2,009
Brazil - 13.0%
Amil Participacoes SA ‡	107,300	615
Banco Bradesco SA ADR	34,900	550
BM&F Bovespa SA	195,200	1,262
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	25,800	1,207
Cia Energetica de Minas Gerais ADR	77,225	1,103
Cyrela Brazil Realty SA	164,400	1,696
Itau Unibanco Holding SA ADR	152,500	2,729
Lojas Renner SA	52,300	768
PDG Realty SA	47,100	669
Petroleo Brasileiro SA ADR	109,800	4,529
Tam SA ADR ‡	107,900	1,326
Vale SA -Class B ADR	141,500	2,792
Cayman Islands - 1.4%
Golden Meditech Co., Ltd. ‡	2,120,000	399
NetEase.com ADR ‡	17,600	775
Simcere Pharmaceutical Group ADR ‡	93,700	889
China - 8.7%
China Construction Bank Corp.	2,674,000	2,157
China Life Insurance Co., Ltd. -Class H	614,000	2,725
China Railway Construction Corp., Ltd.	622,500	999
China Shenhua Energy Co., Ltd. -Class H	513,000	2,095
Industrial & Commercial Bank of China -Class H	2,977,000	2,144
PetroChina Co., Ltd. ADR	12,600	1,484
Weichai Power Co., Ltd.	316,000	1,437
Egypt - 3.6%
Egyptian Financial Group-Hermes Holding	441,843	2,002
Orascom Construction Industries	51,763	1,975
Orascom Telecom Holding SAE GDR ‡	41,500	1,436
Hong Kong - 4.9%
China Mobile, Ltd. ADR	80,500	4,223
China Overseas Land & Investment, Ltd.	376,414	927
CNOOC, Ltd. ADR	7,400	987
Hong Kong Exchanges & Clearing, Ltd.	60,500	1,139
Hungary - 1.5%
Magyar Telekom	245,389	893
Richter Gedeon	6,440	1,274
India - 8.7%
Bharti Airtel, Ltd.	76,810	657
Crompton Greaves, Ltd.	107,627	658
Educomp Solutions, Ltd. ‡	21,382	1,821
Glenmark Pharmaceuticals, Ltd. ‡	70,492	368
ICICI Bank, Ltd. ADR	25,000	784
Indiabulls Real Estate, Ltd.	174,761	897
Infrastructure Development Finance Co., Ltd.	337,168	949
Lanco Infratech, Ltd. ‡	99,106	845
Mahindra & Mahindra, Ltd. GDR	60,134	1,112
Piramal Healthcare, Ltd.	235,640	1,529
Sterlite Industries India, Ltd. ADR	47,100	624
Tata Consultancy Services, Ltd.	175,487	1,925
United Spirits, Ltd. GDR	82,058	875
Indonesia - 2.2%
Bank Mandiri	3,124,000	1,313
Bumi Resources	2,955,000	834
Indosat TBK PT	2,050,000	1,126
Israel - 3.9%
Bezeq Israeli Telecommunication Corp., Ltd.	488,596	973
Cellcom Israel, Ltd.	28,400	802
Teva Pharmaceutical Industries, Ltd. ADR	76,000	4,054
Korea, Republic of - 7.1%
Dong-A Pharmaceutical Co., Ltd.	10,986	824
Korean Air Lines Co., Ltd. ‡	33,470	1,217
LG Display Co., Ltd.	32,940	951
LG Electronics, Inc.	15,702	1,656
LG Telecom, Ltd.	45,210	318
Samsung Card Co.	21,050	857
Samsung Electronics Co., Ltd.	2,950	1,739
Samsung Securities Co., Ltd.	28,901	1,806
Shinsegae Co., Ltd.	3,004	1,299
Malaysia - 1.6%
Genting BHD	865,800	1,597
Tenaga Nasional BHD	355,500	823
Mauritius - 1.7%
Golden Agri-Resources, Ltd.	8,836,167	2,609
Mexico - 4.1%
America Movil SAB de CV -Series L ADR	81,600	3,510
Desarrolladora Homex SAB de CV ADR ‡	22,600	796
Grupo Aeroportuario del Sureste SAB de CV ADR	17,400	772
Wal-Mart de Mexico SAB de CV -Class V	309,100	1,052
Papua New Guinea - 0.3%
New Britain Palm Oil, Ltd.	71,556	418
Peru - 1.0%
Cia de Minas Buenaventura SA ADR	56,900	1,482
Russian Federation - 6.5%
Gazprom OAO ADR	140,990	2,912
Mechel OAO ADR	127,500	1,362
MMC Norilsk Nickel ADR ‡	338,124	3,384
Rosneft Oil Co. GDR ‡	324,600	1,983
South Africa - 8.5%
Adcock Ingram Holdings, Ltd.	189,907	1,125
Anglo Platinum, Ltd.	27,883	1,993
Aspen Pharmacare Holdings, Ltd. ‡	133,762	1,026
Barloworld, Ltd.	311,633	1,827
Harmony Gold Mining Co., Ltd. ADR ‡	116,200	1,076
Impala Platinum Holdings, Ltd.	54,572	1,322
MTN Group, Ltd.	46,096	760
Nasionale Pers Beperk -Class N	27,922	833
Sasol, Ltd.	46,168	1,654
Truworths International, Ltd.	194,995	1,005
Taiwan - 9.1%
Advanced Semiconductor Engineering, Inc.	1,696,000	1,223
Advanced Semiconductor Engineering, Inc. ADR	22,300	78
Chinatrust Financial Holding Co., Ltd.	1,745,000	1,104
Chunghwa Telecom Co., Ltd. ADR	47,242	825
High Tech Computer Corp. ‡	96,000	1,309
Hon Hai Precision Industry Co., Ltd.	867,050	2,987
Hon Hai Precision Industry Co., Ltd. GDR	4,951	34
Mediatek, Inc.	85,170	1,224
Taiwan Mobile Co., Ltd.	869,000	1,330
Taiwan Semiconductor Manufacturing Co., Ltd.	1,880,355	3,376

The notes are an integral part of this report.

1

	Shares	Value
Thailand - 1.8%
Bangkok Bank PCL	588,300	$1,946
PTT Chemical PCL	329,800	552
Siam Cement PCL	44,900	243
Turkey - 1.5%
Aksigorta AS	267,300	810
Cimsa Cimento Sanayi VE Tica	69,533	221
Ford Otomotiv Sanayi AS	235,452	1,193
United Kingdom - 1.1%
Hikma Pharmaceuticals PLC	142,007	1,031
Vedanta Resources PLC	21,402	631
Total Common Stocks (cost $115,739)		139,466

INVESTMENT COMPANY -3.0%
United States - 3.0%
iShares MSCI Emerging Markets Index Fund	126,300	4,511
Total Investment Company (cost $4,490)

WARRANTS - 0.1%
India - 0.1%
Piramal Life Sciences, Ltd.-144A
Expiration: 10/24/2012
Exercise Price: $0.00	51,780	77
Mauritius - 0.0%
Golden Agri-Resources, Ltd.
Expiration: 07/24/2012
Exercise Price: $0.00	489,202	42
Total Warrants (cost $127)		119

	Principal
REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01%, dated 07/31/2009, to be repurchased at $2,505 on 08/03/2009. Collateralized by a U.S. Government Obligation, zero coupon, due 08/06/2009, and with a value of $2,750.	$2,505	2,505
Total Repurchase Agreement (cost $2,505)

Total Investment Securities (cost $125,349) #		149,347
Other Assets and Liabilities - Net		(114)

Net Assets		$149,233

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Hungarian Forint	(99,942)	02/04/2010	$(398)	$(121)
Hungarian Forint	(9,339)	02/04/2010	(41)	(8)
Hungarian Forint	(18,169)	02/04/2010	(90)	(5)
Israeli Smekel	6,216	01/28/2010	1,601	45
Israeli Smekel	(5,706)	01/28/2010	(1,408)	(104)
Israeli Smekel	(510)	01/28/2010	(122)	(13)
Mexican Peso	(8,107)	02/26/2010	(495)	(102)
Mexican Peso	(692)	02/26/2010	(48)	(3)
Mexican Peso	(1,763)	02/26/2010	(130)	♦
South African Rand	14,884	09/29/2009	1,406	491
South African Rand	11,326	09/29/2009	1,167	276
South African Rand	(26,210)	09/29/2009	(2,875)	(461)
South Korean Won	1,486,201	09/24/2009	1,008	205
South Korean Won	(743,101)	09/24/2009	(564)	(43)
South Korean Won	(743,100)	09/24/2009	(563)	(43)
				$114

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	11.2%	$16,478
Wireless Telecommunication Services	10.1	15,091
Metals & Mining	10.0	14,666
Commercial Banks	8.3	12,727
Pharmaceuticals	8.2	12,120
Capital Markets	5.4	8,319
Semiconductors & Semiconductor Equipment	5.1	7,640
Insurance	2.7	4,150
Household Durables	2.7	4,148
Electronic Equipment & Instruments	2.6	3,972
Construction & Engineering	2.6	3,819
Hotels, Restaurants & Leisure	2.4	3,606
Food & Staples Retailing	2.3	3,558
Diversified Financial Services	2.2	3,350
Food Products	2.0	3,069
Diversified Telecommunication Services	1.9	2,691
Electric Utilities	1.8	2,638
Airlines	1.7	2,543
Real Estate Management & Development	1.6	2,493
Automobiles	1.6	2,305
IT Services	1.4	1,925
Industrial Conglomerates	1.2	1,827
Diversified Consumer Services	1.2	1,821
Construction Materials	1.0	1,569
Machinery	1.0	1,437
Computers & Peripherals	0.9	1,309
Specialty Retail	0.7	1,005
Beverages	0.6	875
Consumer Finance	0.6	857
Media	0.6	833
Internet Software & Services	0.5	775
Transportation Infrastructure	0.5	772
Multiline Retail	0.5	768
Electrical Equipment	0.4	658
Chemicals	0.4	552
Health Care Equipment & Supplies	0.3	399
Biotechnology	0.1	77
Investment Securities, at Value	98.3	146,842
Short-Term Investments	1.7	2,505
Total Investments	100.0%	$149,347

NOTES TO SCHEDULE OF INVESTMENTS:

	Rate shown reflects the yield at 07/31/2009.
‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $125,349. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,599 and $601, respectively. Net unrealized appreciation for tax purposes is $23,998.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2009, these securities aggregated $77, or 0.05%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report.

3

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$13,375	$—	$—	$13,375
Equities - Consumer Staples	6,586	42	—	6,628
Equities - Energy	16,476	—	—	16,476
Equities - Financials	31,895	—	—	31,895
Equities - Health Care	12,519	77	—	12,596
Equities - Industrials	13,044	—	—	13,044
Equities - Information Technology	15,621	—	—	15,621
Equities - Materials	16,787	—	—	16,787
Equities - Telecommunication Services	17,783	—	—	17,783
Equities - Utilities	2,637	—	—	2,637
Cash & Cash Equivalent - Repurchase Agreement	—	2,505	—	2,505
Total	$146,723	$2,624	$—	$149,347

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$114	$—	$114

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

4

Notes to Schedules of Investments

At July 31, 2009

(unaudited)

Security valuations: The Transamerica Funds (“Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Funds’ Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee, under the supervision of the Funds’ Board of Trustees.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit  risk, etc).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at July 31, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rate in effect when the investments were acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing thier investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies.  Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at July 31, 2009 are listed in the Schedules of Investments.

1

Notes to Schedules of Investments (continued)

At July 31, 2009

(unaudited)

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at July 31, 2009 are listed in the Schedules of Investments.

Loan participations/assignments: The Funds may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries.

As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at July 31, 2009 are listed in the Schedules of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs.  These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the Investment Company Act of 1940. There were no securities on loan at July 31, 2009.

Short sales: The Funds may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.

2

Notes to Schedules of Investments (continued)

At July 31, 2009

(unaudited)

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Swap agreements: The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described below:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objective. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

The Funds may sell credit default swaps which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Funds may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counter party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

3

Notes to Schedules of Investments (continued)

At July 31, 2009

(unaudited)

The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.

TBA purchase commitments: The Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

4

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	September 28, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	September 28, 2009